UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2011

Date of reporting period: 06/30/2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

June 30, 2011

State Farm Mutual Fund Trust

# SEMI-ANNUAL REPORT

**Class A Shares**

**Class B Shares**

**Legacy Class A Shares**

**Legacy Class B Shares**

**Institutional Shares**

**Class R-1, R-2 and R-3 Shares**

State Farm Equity Fund

State Farm Small/Mid Cap Equity Fund

State Farm International Equity Fund

State Farm S&P 500 Index Fund

State Farm Small Cap Index Fund

State Farm International Index Fund

State Farm Equity and Bond Fund

State Farm Bond Fund

State Farm Tax Advantaged Bond Fund

State Farm Money Market Fund

State Farm LifePath® Retirement Fund

State Farm LifePath 2020® Fund

State Farm LifePath 2030® Fund

State Farm LifePath 2040® Fund

State Farm LifePath 2050® Fund

To enroll in electronic delivery of mutual funds documents, go to **statefarm.com®**, log into your account, scroll down to *Mutual Funds*, and then click on *Go Green with E-delivery*.

Table of Contents
Message to Shareholders	1	Master Investment Portfolio
Portfolio Summary	3	S&P 500 Stock Master Portfolio
Expense Example	8	Master Portfolio Information	146
Board Approval of Investment Advisory and Sub-Advisory Agreements		Schedule of Investments.	147
	17	Statement of Assets and Liabilities	155
Schedule of Investments		Statement of Operations	156
State Farm Equity Fund	20	Statements of Changes in Net Assets	157
State Farm Small/Mid Cap Equity Fund	22	Financial Highlights.	158
State Farm International Equity Fund	25	Notes to Financial Statements	159
State Farm Small Cap Index Fund	28	Disclosure of Investment Advisory Agreement	162
State Farm International Index Fund	47
State Farm Equity and Bond Fund	58	LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Active Stock, and CoreAlpha Bond Master Portfolios
State Farm Bond Fund	59
State Farm Tax Advantaged Bond Fund	67
State Farm Money Market Fund	76	Master Portfolio Information	166
Financial Statements		Schedules of Investments	169
Statements of Assets and Liabilities	78	Statements of Assets and Liabilities	197
Statements of Operations	82	Statements of Operations	200
Statements of Changes in Net Assets	84	Statements of Changes in Net Assets	203
Notes to Financial Statements	90	Financial Highlights.	207
Financial Highlights	116	Notes to Financial Statements	212
		Disclosure of Investment Advisory Agreement for LifePath	220
		Disclosure of Investment Advisory Agreement for Active Stock	224
		Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement for CoreAlpha Bond	228

Service is only a phone call away

Contact your local Registered State Farm Agent or call our Securities Products Department toll free, at 1-800-447-4930.

Fund prices are available to you 24 hours a day, 7 days a week.

Securities Products Response Center Representatives are available 8 a.m.–6 p.m. Central Time Monday through Friday (except holidays)

1-800-447-4930

Visit our website www.statefarm.com®

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp.(1-800-447-4930) for a prospectus or summary prospectus containing this and other information. Read it carefully.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov.” The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

State Farm LifePath Funds are target-date portfolios that provide a diversified exposure to stocks, bonds, and/or cash for those investors who have a specific date in mind (in this case years 2020, 2030, 2040, or 2050) for retirement or another goal. The target date is the approximate date when investors plan to start withdrawing assets. The investment objectives of each Fund are adjusted over time to become more conservative as the target date approaches. The principal value of the Fund(s) is not guaranteed at any time, including at the target date.

Message to Shareholders of State Farm Mutual Fund Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2011 for the State Farm Mutual Fund Trust. Included are financial statements and a complete list of the portfolio holdings to help you further understand the Fund(s) you own. We encourage you to review and consider this entire report.

Market Review

U.S. equity markets, including large cap stocks (as represented by the S&P 500® Index1) and small cap stocks (as represented by the Russell 2000® Index2), generated total returns of 6.02% and 6.21%, respectively, for the 6-month period ended June 30, 2011. During this time period, the market environment was choppy given many prominent events that occurred during the period. Among these events were a major earthquake, tsunami, and nuclear crisis in Japan, political upheaval in the Middle East and North Africa, ongoing fiscal difficulties in several European countries, and increasing inflation in some important developing markets, particularly countries whose local inflation is heavily influenced by food and energy prices. Despite these challenges, corporate earnings generally improved during the 6-month reporting period ended June 30, 2011. In addition, the Federal Reserve maintained an accommodative monetary policy by leaving the Fed Funds Rate unchanged in a target range of 0% to 0.25%, where it remained for the entire 6-month period ended June 30, 2011. However, during the month of May 2011, U.S. stock indexes suffered their worst monthly declines since August 2010, as numerous factors converged to weigh on investor sentiment. Signs of slowing global economic growth, tighter monetary policy to control inflation in fast-growing emerging markets, the approaching end of the Federal Reserve’s quantitative easing program (i.e.: “QE2”), and the threat of contagion from the euro zone’s unresolved debt crisis were among the concerns that led investors to favor lower-risk assets during the month. U.S. equity markets also posted declines in the month of June, but rebounded somewhat towards the last part of the month to end the 6-month period through June 30, 2011 in positive territory as noted above.

International equities markets, as represented by the MSCI EAFE® Free Index and the MSCI All Country World Index (ACWI) ex-U.S. Index, also posted positive total returns of 4.98% and 3.80%, respectively, in U.S. dollar terms for the 6-month period ended June 30, 2011. Within the MSCI EAFE Free Index, developed European markets like Ireland, France and Germany were among the strongest performing markets, gaining 17.20%, 15.54% and 14.21%, respectively, in U.S. dollar terms during the period. Stock market performance in emerging market countries posted marginal gains during the period with the MSCI Emerging Markets Index posting a total return of 0.88% in U.S. dollar terms.3

Concerns over slowing U.S. economic growth and the ongoing European debt crisis lifted the demand for the relatively safe haven of U.S. Treasuries, especially later in the reporting period. Over the entire 6-month reporting period, the yield on 10-year U.S. Treasuries rose from 3.30% on January 3, 2011 to a high of 3.75% on February 8, 2011, before falling 57 basis points to end at 3.18% on June 30, 2011. Short-term yields remained low, with 3-month U.S. Treasury yields falling 9 basis points from 0.12% on January 3, 2011 to 0.03% on June 30, 2011.4 In the municipal bond market, constrained supply of new issues helped municipal bonds rebound from weakness earlier in the period and post positive total returns for the 6-month reporting period ended June 30, 2011. Among major fixed income indices, the

(1)

Source: Standard & Poor’s. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

(2)

Source: Bloomberg. The Russell 2000® Index tracks the common stock performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

(3)

Source: Bloomberg. The Morgan Stanley Capital International Europe, Australasia and Far East Free (EAFE® Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East. The MSCI All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2011, the MSCI ACWI ex-U.S. Index consisted of 44 developed and emerging market country indices. The Morgan Stanley Capital International Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. Foreign securities involve risks not normally associated with investing in the U.S., including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates. It is not possible to invest directly in an index. Past performance does not guarantee future results.

(4)	Source: The U.S. Department of Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Shareholders of State Farm Mutual Fund Trust (continued)

Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital Municipal Bond Index posted total returns of 2.72% and 4.42%, respectively, over the 6-month period ended June 30, 2011.5

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of January 1, 2011 through December 31, 2011 in the State Farm Mutual Fund Trust Annual Report.

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, and quarterly statements delivered electronically rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com® or contacting the State Farm Securities Response Center at 1-800-447-4930 for assistance.

Automatic Investment Plan (AIP)6

State Farm Mutual Funds allow you to make regular investments in a Fund with an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin compensation deduction or an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for AIP by contacting the State Farm Securities Response Center at 1-800-447-4930 for assistance.

State Farm Investment Management Corp. remains committed to a disciplined, long-term approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.7

We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success.8

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe Monk
Senior Vice President State Farm Investment Management Corp.

(5)	The Barclays Capital U.S. Aggregate Bond Index and Barclays Capital Municipal Bond Index returns provided by Barclays Capital Inc. The Barclays Capital U.S. Aggregate Bond Index represents debt securities in the U.S. investment grade fixed rate taxable bond market, including government and corporate debt securities, mortgage pass-through debt securities and asset-backed debt securities with maturities greater than one year. The Barclays Capital Municipal Bond Index is representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. It is not possible to invest directly in an index. Past performance does not guarantee future results.

(6)	Automatic investment plans do not assure a profit or protect against loss.

(7)	Investing involves risk, including potential for loss.

(8)	Asset allocation does not assure a profit or protect against loss.

Portfolio Summary

*	Illustrated by Sector and based on total net assets as of June 30, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by Sector and based on total net assets as of June 30, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Based on total net assets as of June 30, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 13 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

*	Illustrated by Sector and based on Long-Term Investments in the Master Portfolio as of June 30, 2011.
Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

*	Illustrated by Sector and based on total net assets as of June 30, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Based on total net assets as of June 30, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 11 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

*	Illustrated by Type of Security and based on total net assets as of June 30, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by Type of Security and based on total net assets as of June 30, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by Credit Quality. Reflects issuer specific ratings by Moody’s Investor Services Inc.
(“Moody’s”). Percentages are based on total investments as of June 30, 2011. The selection of Moody’s for rating information was based on Moody’s having more consistently rated the greatest percentage of the Fund’s securities compared to Standard & Poor’s (“S&P”) rating information. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Includes Advanced Refund Bonds.

***	Thirty-eight securities did not have an issuer specific rating by Moody’s. Thirty-six, representing 14.97%
of the Fund’s total investments, had an issuer specific rating by S&P of A+ or higher. Two, representing 0.93%
of the Fund’s total investments, did not have an issuer specific rating by Moody’s or S&P.

Portfolio Summary (continued)

*	Illustrated by Type of Security and based on total net assets as of June 30, 2011. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by Security Type and based on the Master Portfolio’s investments in Affiliated
Investment Companies of the Master Portfolio as of June 30, 2011. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the
Master Portfolio Information, both found later in this report.

*	Illustrated by Security Type and based on the Master Portfolio’s investments in Affiliated
Investment Companies of the Master Portfolio as of June 30, 2011. Please refer to the
Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

Portfolio Summary (continued)

*	Illustrated by Security Type and based on the Master Portfolio’s investments in Affiliated
Investment Companies of the Master Portfolio as of June 30, 2011. Please refer to the
Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

*	Illustrated by Security Type and based on the Master Portfolio’s investments in Affiliated
Investment Companies of the Master Portfolio as of June 30, 2011. Please refer to the
Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

*	Illustrated by Security Type and based on the Master Portfolio’s investments in Affiliated
Investment Companies of the Master Portfolio as of June 30, 2011. Please refer to the
Schedule of Investments for the Master Portfolio for details concerning Master Portfolio holdings and the Master Portfolio Information, both found later in this report.

Expense Example (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and certain redemptions; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; shareholder servicing fees; and other Fund expenses. The Example in the following table for each Fund below is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each Fund.

Actual Expenses

The Actual information in the table under each Fund name below provides information about actual account values and actual expenses for each Class of shares. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund Class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual information line under the heading entitled “Expenses Paid During Period” for the applicable Fund Class to estimate the expenses you paid on your account for that Fund Class during the period. If your account has multiple Fund positions, add up the results calculated for each Fund position by Class within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The Hypothetical information in the table under each Fund name below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio by Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Class indicated. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) applicable to Class A, Class B, Legacy Class A, and Legacy Class B shares. Therefore, the Hypothetical information in the table under each Fund name is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

State Farm Equity Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Period January 1, 2011 to June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011[1]
Actual
Class A Shares	$1,000.00	$1,069.20	1.18%	$6.05
Class B Shares	$1,000.00	$1,065.86	1.88%	$9.63
Legacy Class A Shares	$1,000.00	$1,070.12	1.18%	$6.06
Legacy Class B Shares	$1,000.00	$1,065.44	1.58%	$8.09
Institutional Shares	$1,000.00	$1,068.97	0.93%	$4.77
Class R-1 Shares	$1,000.00	$1,067.47	1.50%	$7.69
Class R-2 Shares	$1,000.00	$1,067.59	1.30%	$6.66
Class R-3 Shares	$1,000.00	$1,070.81	1.00%	$5.13

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.94	1.18%	$5.91
Class B Shares	$1,000.00	$1,015.47	1.88%	$9.39
Legacy Class A Shares	$1,000.00	$1,018.94	1.18%	$5.91
Legacy Class B Shares	$1,000.00	$1,016.96	1.58%	$7.90
Institutional Shares	$1,000.00	$1,020.18	0.93%	$4.66
Class R-1 Shares	$1,000.00	$1,017.36	1.50%	$7.50
Class R-2 Shares	$1,000.00	$1,018.35	1.30%	$6.51
Class R-3 Shares	$1,000.00	$1,019.84	1.00%	$5.01

State Farm Small/Mid Cap Equity Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Period January 1, 2011 to June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011[1]
Actual
Class A Shares	$1,000.00	$1,090.91	1.40%	$7.26
Class B Shares	$1,000.00	$1,087.15	2.10%	$10.87
Legacy Class A Shares	$1,000.00	$1,091.51	1.40%	$7.26
Legacy Class B Shares	$1,000.00	$1,089.02	1.80%	$9.32
Institutional Shares	$1,000.00	$1,093.05	1.15%	$5.97
Class R-1 Shares	$1,000.00	$1,089.29	1.72%	$8.91
Class R-2 Shares	$1,000.00	$1,090.31	1.52%	$7.88
Class R-3 Shares	$1,000.00	$1,092.57	1.22%	$6.33

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.85	1.40%	$7.00
Class B Shares	$1,000.00	$1,014.38	2.10%	$10.49
Legacy Class A Shares	$1,000.00	$1,017.85	1.40%	$7.00
Legacy Class B Shares	$1,000.00	$1,015.87	1.80%	$9.00
Institutional Shares	$1,000.00	$1,019.09	1.15%	$5.76
Class R-1 Shares	$1,000.00	$1,016.27	1.72%	$8.60
Class R-2 Shares	$1,000.00	$1,017.26	1.52%	$7.60
Class R-3 Shares	$1,000.00	$1,018.74	1.22%	$6.11

State Farm International Equity Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Period January 1, 2011 to June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011[1]
Actual
Class A Shares	$1,000.00	$1,031.73	1.50%	$7.56
Class B Shares	$1,000.00	$1,027.84	2.20%	$11.06
Legacy Class A Shares	$1,000.00	$1,031.47	1.50%	$7.56
Legacy Class B Shares	$1,000.00	$1,029.71	1.90%	$9.56
Institutional Shares	$1,000.00	$1,032.55	1.25%	$6.30
Class R-1 Shares	$1,000.00	$1,029.77	1.82%	$9.16
Class R-2 Shares	$1,000.00	$1,030.71	1.62%	$8.16
Class R-3 Shares	$1,000.00	$1,031.54	1.32%	$6.65

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.36	1.50%	$7.50
Class B Shares	$1,000.00	$1,013.88	2.20%	$10.99
Legacy Class A Shares	$1,000.00	$1,017.36	1.50%	$7.50
Legacy Class B Shares	$1,000.00	$1,015.37	1.90%	$9.49
Institutional Shares	$1,000.00	$1,018.60	1.25%	$6.26
Class R-1 Shares	$1,000.00	$1,015.77	1.82%	$9.10
Class R-2 Shares	$1,000.00	$1,016.76	1.62%	$8.10
Class R-3 Shares	$1,000.00	$1,018.25	1.32%	$6.61

State Farm S&P 500 Index Fund[2]

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Period January 1, 2011 to June 30, 2011[3]	Expenses Paid During Period January 1, 2011 to June 30, 2011[1]
Actual
Class A Shares	$1,000.00	$1,057.14	0.77%	$3.93
Class B Shares	$1,000.00	$1,053.80	1.47%	$7.49
Legacy Class A Shares	$1,000.00	$1,056.96	0.77%	$3.93
Legacy Class B Shares	$1,000.00	$1,053.63	1.17%	$5.96
Institutional Shares	$1,000.00	$1,057.83	0.52%	$2.65
Class R-1 Shares	$1,000.00	$1,054.85	1.09%	$5.55
Class R-2 Shares	$1,000.00	$1,056.14	0.89%	$4.54
Class R-3 Shares	$1,000.00	$1,057.89	0.59%	$3.01

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.98	0.77%	$3.86
Class B Shares	$1,000.00	$1,017.50	1.47%	$7.35
Legacy Class A Shares	$1,000.00	$1,020.98	0.77%	$3.86
Legacy Class B Shares	$1,000.00	$1,018.99	1.17%	$5.86
Institutional Shares	$1,000.00	$1,022.22	0.52%	$2.61
Class R-1 Shares	$1,000.00	$1,019.39	1.09%	$5.46
Class R-2 Shares	$1,000.00	$1,020.38	0.89%	$4.46
Class R-3 Shares	$1,000.00	$1,021.87	0.59%	$2.96

State Farm Small Cap Index Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Period January 1, 2011 to June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011[1]
Actual
Class A Shares	$1,000.00	$1,057.90	0.94%	$4.80
Class B Shares	$1,000.00	$1,054.26	1.64%	$8.35
Legacy Class A Shares	$1,000.00	$1,057.60	0.94%	$4.80
Legacy Class B Shares	$1,000.00	$1,055.08	1.34%	$6.83
Institutional Shares	$1,000.00	$1,058.48	0.70%	$3.57
Class R-1 Shares	$1,000.00	$1,055.46	1.26%	$6.42
Class R-2 Shares	$1,000.00	$1,057.12	1.06%	$5.41
Class R-3 Shares	$1,000.00	$1,058.44	0.77%	$3.93

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.13	0.94%	$4.71
Class B Shares	$1,000.00	$1,016.66	1.64%	$8.20
Legacy Class A Shares	$1,000.00	$1,020.13	0.94%	$4.71
Legacy Class B Shares	$1,000.00	$1,018.15	1.34%	$6.71
Institutional Shares	$1,000.00	$1,021.32	0.70%	$3.51
Class R-1 Shares	$1,000.00	$1,018.55	1.26%	$6.31
Class R-2 Shares	$1,000.00	$1,019.54	1.06%	$5.31
Class R-3 Shares	$1,000.00	$1,020.98	0.77%	$3.86

State Farm International Index Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Period January 1, 2011 to June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011[1]
Actual
Class A Shares	$1,000.00	$1,050.74	1.20%	$6.10
Class B Shares	$1,000.00	$1,047.05	1.90%	$9.64
Legacy Class A Shares	$1,000.00	$1,050.88	1.20%	$6.10
Legacy Class B Shares	$1,000.00	$1,048.89	1.60%	$8.13
Institutional Shares	$1,000.00	$1,052.58	0.95%	$4.83
Class R-1 Shares	$1,000.00	$1,048.94	1.52%	$7.72
Class R-2 Shares	$1,000.00	$1,050.88	1.32%	$6.71
Class R-3 Shares	$1,000.00	$1,052.53	1.02%	$5.19

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.84	1.20%	$6.01
Class B Shares	$1,000.00	$1,015.37	1.90%	$9.49
Legacy Class A Shares	$1,000.00	$1,018.84	1.20%	$6.01
Legacy Class B Shares	$1,000.00	$1,016.86	1.60%	$8.00
Institutional Shares	$1,000.00	$1,020.08	0.95%	$4.76
Class R-1 Shares	$1,000.00	$1,017.26	1.52%	$7.60
Class R-2 Shares	$1,000.00	$1,018.25	1.32%	$6.61
Class R-3 Shares	$1,000.00	$1,019.74	1.02%	$5.11

State Farm Equity and Bond Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Period January 1, 2011 to June 30, 2011[4]	Expenses Paid During Period January 1, 2011 to June 30, 2011[1]
Actual
Class A Shares	$1,000.00	$1,052.16	0.98%	$4.99
Class B Shares	$1,000.00	$1,048.54	1.68%	$8.53
Legacy Class A Shares	$1,000.00	$1,051.58	0.98%	$4.99
Legacy Class B Shares	$1,000.00	$1,049.24	1.38%	$7.01
Institutional Shares	$1,000.00	$1,053.31	0.73%	$3.72
Class R-1 Shares	$1,000.00	$1,051.03	1.30%	$6.61
Class R-2 Shares	$1,000.00	$1,052.06	1.10%	$5.60
Class R-3 Shares	$1,000.00	$1,052.12	0.80%	$4.07

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.93	0.98%	$4.91
Class B Shares	$1,000.00	$1,016.46	1.68%	$8.40
Legacy Class A Shares	$1,000.00	$1,019.93	0.98%	$4.91
Legacy Class B Shares	$1,000.00	$1,017.95	1.38%	$6.90
Institutional Shares	$1,000.00	$1,021.17	0.73%	$3.66
Class R-1 Shares	$1,000.00	$1,018.35	1.30%	$6.51
Class R-2 Shares	$1,000.00	$1,019.34	1.10%	$5.51
Class R-3 Shares	$1,000.00	$1,020.83	0.80%	$4.01

State Farm Bond Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Period January 1, 2011 to June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011[1]
Actual
Class A Shares	$1,000.00	$1,026.62	0.67%	$3.37
Class B Shares	$1,000.00	$1,024.61	1.07%	$5.37
Legacy Class A Shares	$1,000.00	$1,027.54	0.67%	$3.37
Legacy Class B Shares	$1,000.00	$1,024.59	1.07%	$5.37
Institutional Shares	$1,000.00	$1,027.90	0.42%	$2.11
Class R-1 Shares	$1,000.00	$1,025.01	0.99%	$4.97
Class R-2 Shares	$1,000.00	$1,026.03	0.79%	$3.97
Class R-3 Shares	$1,000.00	$1,027.54	0.49%	$2.46

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.47	0.67%	$3.36
Class B Shares	$1,000.00	$1,019.49	1.07%	$5.36
Legacy Class A Shares	$1,000.00	$1,021.47	0.67%	$3.36
Legacy Class B Shares	$1,000.00	$1,019.49	1.07%	$5.36
Institutional Shares	$1,000.00	$1,022.71	0.42%	$2.11
Class R-1 Shares	$1,000.00	$1,019.89	0.99%	$4.96
Class R-2 Shares	$1,000.00	$1,020.88	0.79%	$3.96
Class R-3 Shares	$1,000.00	$1,022.36	0.49%	$2.46

State Farm Tax Advantaged Bond Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Period January 1, 2011 to June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011[1]
Actual
Class A Shares	$1,000.00	$1,044.15	0.69%	$3.50
Class B Shares	$1,000.00	$1,043.04	1.09%	$5.52
Legacy Class A Shares	$1,000.00	$1,045.13	0.69%	$3.50
Legacy Class B Shares	$1,000.00	$1,012.14	1.09%	$5.44

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.37	0.69%	$3.46
Class B Shares	$1,000.00	$1,019.39	1.09%	$5.46
Legacy Class A Shares	$1,000.00	$1,021.37	0.69%	$3.46
Legacy Class B Shares	$1,000.00	$1,019.39	1.09%	$5.46

State Farm Money Market Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Period January 1, 2011 to June 30, 2011	Expenses Paid During Period January 1, 2011 to June 30, 2011[1]
Actual
Class A Shares	$1,000.00	$1,000.00	0.15%	$0.74
Class B Shares	$1,000.00	$1,000.00	0.15%	$0.74
Legacy Class A Shares	$1,000.00	$1,000.00	0.15%	$0.74
Legacy Class B Shares	$1,000.00	$1,000.00	0.15%	$0.74
Institutional Shares	$1,000.00	$1,000.00	0.15%	$0.74
Class R-1 Shares	$1,000.00	$1,000.00	0.15%	$0.74
Class R-2 Shares	$1,000.00	$1,000.00	0.15%	$0.74
Class R-3 Shares	$1,000.00	$1,000.00	0.15%	$0.74

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,024.05	0.15%	$0.75
Class B Shares	$1,000.00	$1,024.05	0.15%	$0.75
Legacy Class A Shares	$1,000.00	$1,024.05	0.15%	$0.75
Legacy Class B Shares	$1,000.00	$1,024.05	0.15%	$0.75
Institutional Shares	$1,000.00	$1,024.05	0.15%	$0.75
Class R-1 Shares	$1,000.00	$1,024.05	0.15%	$0.75
Class R-2 Shares	$1,000.00	$1,024.05	0.15%	$0.75
Class R-3 Shares	$1,000.00	$1,024.05	0.15%	$0.75

State Farm LifePath Retirement Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Period January 1, 2011 to June 30, 2011[3]	Expenses Paid During Period January 1, 2011 to June 30, 2011[1]
Actual
Class A Shares	$1,000.00	$1,039.06	1.16%	$5.86
Class B Shares	$1,000.00	$1,036.07	1.86%	$9.39
Legacy Class A Shares	$1,000.00	$1,039.01	1.16%	$5.86
Legacy Class B Shares	$1,000.00	$1,036.85	1.56%	$7.88
Institutional Shares	$1,000.00	$1,040.39	0.91%	$4.60
Class R-1 Shares	$1,000.00	$1,037.13	1.48%	$7.48
Class R-2 Shares	$1,000.00	$1,038.40	1.28%	$6.47
Class R-3 Shares	$1,000.00	$1,040.03	0.98%	$4.96

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.04	1.16%	$5.81
Class B Shares	$1,000.00	$1,015.57	1.86%	$9.30
Legacy Class A Shares	$1,000.00	$1,019.04	1.16%	$5.81
Legacy Class B Shares	$1,000.00	$1,017.06	1.56%	$7.80
Institutional Shares	$1,000.00	$1,020.28	0.91%	$4.56
Class R-1 Shares	$1,000.00	$1,017.46	1.48%	$7.40
Class R-2 Shares	$1,000.00	$1,018.45	1.28%	$6.41
Class R-3 Shares	$1,000.00	$1,019.93	0.98%	$4.91

State Farm LifePath 2020 Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Period January 1, 2011 to June 30, 2011[3]	Expenses Paid During Period January 1, 2011 to June 30, 2011[1]
Actual
Class A Shares	$1,000.00	$1,045.88	1.12%	$5.68
Class B Shares	$1,000.00	$1,042.22	1.82%	$9.22
Legacy Class A Shares	$1,000.00	$1,046.06	1.12%	$5.68
Legacy Class B Shares	$1,000.00	$1,043.78	1.52%	$7.70
Institutional Shares	$1,000.00	$1,046.58	0.87%	$4.41
Class R-1 Shares	$1,000.00	$1,043.72	1.44%	$7.30
Class R-2 Shares	$1,000.00	$1,045.24	1.24%	$6.29
Class R-3 Shares	$1,000.00	$1,046.77	0.94%	$4.77

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.24	1.12%	$5.61
Class B Shares	$1,000.00	$1,015.77	1.82%	$9.10
Legacy Class A Shares	$1,000.00	$1,019.24	1.12%	$5.61
Legacy Class B Shares	$1,000.00	$1,017.26	1.52%	$7.60
Institutional Shares	$1,000.00	$1,020.48	0.87%	$4.36
Class R-1 Shares	$1,000.00	$1,017.65	1.44%	$7.20
Class R-2 Shares	$1,000.00	$1,018.65	1.24%	$6.21
Class R-3 Shares	$1,000.00	$1,020.13	0.94%	$4.71

State Farm LifePath 2030 Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Period January 1, 2011 to June 30, 2011[3]	Expenses Paid During Period January 1, 2011 to June 30, 2011[1]
Actual
Class A Shares	$1,000.00	$1,050.95	1.10%	$5.59
Class B Shares	$1,000.00	$1,047.33	1.80%	$9.14
Legacy Class A Shares	$1,000.00	$1,050.95	1.10%	$5.59
Legacy Class B Shares	$1,000.00	$1,048.85	1.50%	$7.62
Institutional Shares	$1,000.00	$1,052.23	0.85%	$4.33
Class R-1 Shares	$1,000.00	$1,049.69	1.42%	$7.22
Class R-2 Shares	$1,000.00	$1,050.27	1.22%	$6.20
Class R-3 Shares	$1,000.00	$1,052.31	0.92%	$4.68

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.34	1.10%	$5.51
Class B Shares	$1,000.00	$1,015.87	1.80%	$9.00
Legacy Class A Shares	$1,000.00	$1,019.34	1.10%	$5.51
Legacy Class B Shares	$1,000.00	$1,017.36	1.50%	$7.50
Institutional Shares	$1,000.00	$1,020.58	0.85%	$4.26
Class R-1 Shares	$1,000.00	$1,017.75	1.42%	$7.10
Class R-2 Shares	$1,000.00	$1,018.74	1.22%	$6.11
Class R-3 Shares	$1,000.00	$1,020.23	0.92%	$4.61

State Farm LifePath 2040 Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Period January 1, 2011 to June 30, 2011[3]	Expenses Paid During Period January 1, 2011 to June 30, 2011[1]
Actual
Class A Shares	$1,000.00	$1,054.44	1.09%	$5.55
Class B Shares	$1,000.00	$1,050.94	1.79%	$9.10
Legacy Class A Shares	$1,000.00	$1,054.36	1.09%	$5.55
Legacy Class B Shares	$1,000.00	$1,052.99	1.49%	$7.58
Institutional Shares	$1,000.00	$1,056.38	0.84%	$4.28
Class R-1 Shares	$1,000.00	$1,053.22	1.41%	$7.18
Class R-2 Shares	$1,000.00	$1,054.48	1.21%	$6.16
Class R-3 Shares	$1,000.00	$1,055.88	0.91%	$4.64

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.39	1.09%	$5.46
Class B Shares	$1,000.00	$1,015.92	1.79%	$8.95
Legacy Class A Shares	$1,000.00	$1,019.39	1.09%	$5.46
Legacy Class B Shares	$1,000.00	$1,017.41	1.49%	$7.45
Institutional Shares	$1,000.00	$1,020.63	0.84%	$4.21
Class R-1 Shares	$1,000.00	$1,017.80	1.41%	$7.05
Class R-2 Shares	$1,000.00	$1,018.79	1.21%	$6.06
Class R-3 Shares	$1,000.00	$1,020.28	0.91%	$4.56

State Farm LifePath 2050 Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Period January 1, 2011 to June 30, 2011[3]	Expenses Paid During Period January 1, 2011 to June 30, 2011[1]
Actual
Class A Shares	$1,000.00	$1,058.57	1.12%	$5.72
Class R-1 Shares	$1,000.00	$1,056.26	1.44%	$7.34
Class R-2 Shares	$1,000.00	$1,058.39	1.24%	$6.33

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.24	1.12%	$5.61
Class R-1 Shares	$1,000.00	$1,017.65	1.44%	$7.20
Class R-2 Shares	$1,000.00	$1,018.65	1.24%	$6.21

(1)	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2)	Restated Expense Example Table for State Farm S&P 500 Index Fund. The State Farm S&P 500 Index Fund is expected to incur expenses related to a shareholder meeting scheduled for December 16, 2011. The example below reflects the impact of those estimated expenses as if they had been incurred in the period from January 1, 2011 to June 30, 2011:

State Farm S&P 500 Index Fund

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio Based on the Period January 1, 2011 June 30, 2011**	Expenses Paid During Period January 1, 2011 to June 30, 2011*
Actual Expenses
Class A Shares	$1,000.00	$1,057.14	0.80%	$4.08
Class B Shares	$1,000.00	$1,053.80	1.50%	$7.64
Legacy Class A Shares	$1,000.00	$1,056.96	0.80%	$4.08
Legacy Class B Shares	$1,000.00	$1,053.63	1.20%	$6.11
Institutional Shares	$1,000.00	$1,057.83	0.55%	$2.81
Class R-1 Shares	$1,000.00	$1,054.85	1.12%	$5.71
Class R-2 Shares	$1,000.00	$1,056.14	0.92%	$4.69
Class R-3 Shares	$1,000.00	$1,057.89	0.62%	$3.16

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.83	0.80%	$4.01
Class B Shares	$1,000.00	$1,017.36	1.50%	$7.50
Legacy Class A Shares	$1,000.00	$1,020.83	0.80%	$4.01
Legacy Class B Shares	$1,000.00	$1,018.84	1.20%	$6.01
Institutional Shares	$1,000.00	$1,022.07	0.55%	$2.76
Class R-1 Shares	$1,000.00	$1,019.24	1.12%	$5.61
Class R-2 Shares	$1,000.00	$1,020.23	0.92%	$4.61
Class R-3 Shares	$1,000.00	$1,021.72	0.62%	$3.11

*	Expenses are equal to the Fund’s annualized expense ratio (provided in the table) multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

**	Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

(3)	Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

(4)	Ratio also reflects 60% of the State Farm Equity Fund Institutional Shares expenses plus 40% of the State Farm Bond Fund Institutional Shares expenses. The State Farm Equity and Bond Fund targets a 60%/40% investment ratio between the State Farm Equity Fund and the State Farm Bond Fund. The ratio may vary slightly from 60%/40% throughout the year.

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Mutual Fund Trust (“Mutual Fund Trust”) held on June 17, 2011, all of the Trustees present, including those Trustees present who were not interested persons of Mutual Fund Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Mutual Fund Trust (the “Advisory Agreement”), (ii) to approve an amendment to the Advisory Agreement to change the investment advisory and management services fee payable to SFIMC for the S&P 500 Index Fund, (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Westwood Management Corp. (“Westwood”) with respect to the State Farm Equity Fund (the “Equity Fund”), (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Trust Investments, Inc.(“Northern Trust Investments”) with respect to the State Farm Small Cap Index Fund (the “Small Cap Index Fund”) and the State Farm International Index Fund (the “International Index Fund”), (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the State Farm International Equity Fund (the “International Equity Fund”), (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, (vii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) and the Equity Fund, (viii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Rainier Investment Management, Inc. (“Rainier”) with respect to the Small/Mid Cap Equity Fund, and (ix) to approve a new sub-advisory agreement between SFIMC, Mutual Fund Trust and BlackRock Fund Advisors (“BFA”) with respect to the S&P 500 Index Fund to be effective May 1, 2012. Together, the sub-advisory agreements between SFIMC and Westwood, Northern Trust Investments, Marsico, Northern Cross, Bridgeway, Rainier and BFA will be referred to as the “Sub-Advisory Agreements.”

The amendment to the Advisory Agreement and the new sub-advisory agreement between SFIMC, Mutual Fund Trust and BFA (the “BFA Sub-Advisory Agreement”) referenced above are related, and are referenced to herein as the “Despoking Agreements.” Currently the S&P 500 Index Fund operates as a feeder fund in a “master-feeder” structure. In a master-feeder structure, a feeder fund invests all of its assets into another mutual fund with a substantially similar investment objective, the master fund. In the case at hand, the Trust’s S&P 500 Index Fund currently invests into the S&P 500 Stock Master Portfolio, a series of Master Investment Portfolio, which is advised by BFA.

At the June 17, 2011 meeting of Mutual Fund Trust’s Board, SFIMC proposed to change the structure of the Trust’s S&P 500 Index Fund from a master-feeder structure to a stand-alone structure, with such change to be effective May 1, 2012. Currently shareholders of the S&P 500 Index Fund pay a combined 0.20% of average daily net assets as the investment advisory and management services fee; 0.05% of this fee is incurred at the master fund level and the remaining 0.15% is incurred at the feeder fund level. SFIMC proposed to the Board that in converting the S&P 500 Index Fund to a stand-alone fund, fees charged to shareholders could be lowered by 0.02% of average daily net assets to 0.18% of average daily net assets. To accomplish this, the Board approved an amendment to the Advisory Agreement and approved the BFA Sub-Advisory Agreement. These proposed changes are subject to approval by shareholders of the S&P 500 Index Fund at a meeting planned for December 16, 2011.

SFIMC and the Board have hired sub-advisers for five of Mutual Fund Trust’s fifteen separate series (each a “Fund” and together the “Funds”), and propose to do so for the S&P 500 Index Fund. Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund. The six sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway and Rainier
S&P 500 Index Fund	BFA[1]
International Equity Fund	Marsico and Northern Cross
Small Cap Index Fund	Northern Trust Investments
International Index Fund	Northern Trust Investments

Prior to the June 17, 2011 meeting, independent legal counsel to the Independent Trustees had sent to Westwood, Northern Trust Investments, Marsico, Northern Cross, Bridgeway, and Rainier (collectively the “Sub-Advisers”) and to SFIMC a request for information to be provided to the Board prior to the Board’s consideration of continuing the Sub-Advisory Agreements and the Advisory Agreement. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year.

(1)	Subject to shareholder approval.

With regard to BFA, the Board had available to it information on BFA from a request that counsel had sent on behalf of a similar fund that BFA manages for a sister trust of Mutual Fund Trust, and for which the Board likewise is responsible. SFIMC subsequently provided the Board with additional information that SFIMC believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. SFIMC also provided to the Board extensive information on the proposed Despoking Agreements, including the proposed fees of SFIMC and BFA, information on the potential cost savings to the S&P 500 Index Fund’s shareholders and the potential additional flexibility that SFIMC would have in a non-master/feeder structure. Prior to the June 17th meeting, the Board also received a report prepared by Strategic Insight, an independent fund tracking organization (the “Strategic Insight Report”), relating to the performance and expenses of the Funds, including BFA’s performance in sub-advising a fund in the State Farm Mutual Fund family that is substantially similar to the S&P 500 Index Fund. In addition, the Board received and reviewed a memorandum from legal counsel to Mutual Fund Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering continuation of the Advisory and Sub-Advisory Agreements and approving the Despoking Agreements.

The Independent Trustees of Mutual Fund Trust reviewed these materials at meetings held on March 18, 2011 and May 23, 2011, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information. The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the continuation of the agreements, and to approve the Despoking Agreements, are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods as compared to the performance of one or more benchmark indexes, including the appropriate Morningstar Category Average composite index, which includes all open-end funds within that category as assigned by Morningstar, Inc., without exclusions.

The Board considered that the performance of the S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund closely tracked the performance of their benchmark indexes, excluding Fund expenses, and concluded that the performance of those three Funds over the periods reviewed was acceptable. The Board also considered the investment performance of BFA in sub-advising funds with an investment objective similar to the S&P 500 Index Fund, and noted that the performance of those funds closely tracked the performance of the S&P 500 Index. The Board determined that BFA could provide acceptable sub-advisory services to the S&P 500 Index Fund.

The Board considered the performance of the Equity Fund, Small/Mid Cap Equity Fund and the International Equity Fund, including as compared to applicable benchmarks. SFIMC management explained to the Board that the Equity Fund and Small/Mid Cap Equity Fund’s relative performance lagged during the three-, five- or ten-year time periods ending March 31, 2011, but had shown signs of improvement in the most recent one-year or quarterly time periods. SFIMC explained that the underperformance of these Funds over these time frames resulted from the market environment generally rewarding investors in low-quality, high-risk securities, an investment strategy not generally followed by these Funds. However, the Board concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the Bond Fund, the Money Market Fund, the Equity and Bond Fund and the Tax Advantaged Bond Fund. The Strategic Insight Report indicated that the overall performance of those Funds was competitive with each Fund’s benchmark. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds (collectively the “LifePath Funds”) for the one-, three- and five- year periods ended March 31, 2011. The Board considered each LifePath Fund’s performance compared to its benchmark and a custom blended benchmark. After extensively reviewing all of this and other performance information, the Board concluded that the LifePath Funds’ performance over the periods reviewed was acceptable.

Fees and Expenses

The Board also examined the fee structure and expense ratio of each Fund, including in comparison to a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures, as well as the proposed fees that would be paid to SFIMC and BFA under the Despoking Agreements. SFIMC management explained that to maintain a stable $1.00/share net asset value for the Money Market Fund, SFIMC and State Farm VP Management Corp., distributor of the Fund shares, have continued waiving fees each is entitled to receive from that Fund. The Board also took note that SFIMC does not manage any institutional client, and that it only manages the Funds, and the funds of other State Farm-sponsored mutual funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit (or loss) was calculated. The Board concluded that the advisory fees, including as proposed under the Despoking Agreements, which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable.

The Board examined the fee structure of the Sub-Advisory Agreements and the proposed BFA Sub-Advisory Agreement, including the breakpoints in fees that result when a Fund’s assets increase. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees were reasonable.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub-Advisers to the Funds. The Board considered the nature, extent and quality of sub-advisory services anticipated to be provided by BFA to the S&P 500 Index Fund effective May 1, 2012. The Board considered the general reputation, financial resources, and business activities of SFIMC and each Sub-Adviser, as well as the education and experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue (or, with respect to the Despoking Agreements, commence) to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Mutual Fund Trust. Finally, the Board considered the view of Mutual Fund Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

The Board next discussed the extent to which economies of scale will be realized as each Fund grows and whether each Fund’s fee levels reflect economies of scale for the benefit of the Fund. SFIMC explained to the Board that economies of scale occur when a mutual fund’s expenses per unit, such as per dollar invested in the fund, decrease as the fund increases in size. One way a mutual fund achieves economies of scale is to lower the average cost per unit by spreading fixed costs over a larger asset base. As a Fund within Mutual Fund Trust grow, the Fund’s fixed costs will be spread over a larger asset base, so the Fund’s fee levels will reflect economies of scale for the benefit of the Fund. The Board discussed the fact that the advisory fees payable by Mutual Fund Trust to SFIMC are a flat percentage of each Fund’s average daily net assets, and that the percentage does not decrease as a Fund increases in size. Economies of scale for the benefit of Fund shareholders was not a significant factor in the Board’s decision to approve continuation of the Advisory Agreement or the Sub-Advisory Agreements or to approve the Despoking Agreement.

The Board next discussed whether SFIMC or a Sub-Adviser derives (or would derive) any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that these organizations (and each organization’s respective affiliates, if any) receive (or would receive)for providing various services to Mutual Fund Trust, particularly because these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2012,

•	Approval of an amendment to the Advisory Agreement, to be effective May 1, 2012[2],

•	Approval of the BFA Sub-Advisory Agreement, to be effective May 1, 2012 through June 30, 2012[3], and

•	Continuation of each Existing Sub-Advisory Agreement through June 30, 2012.

(2)	Subject to approval of the shareholders of the S&P 500 Index Fund.

(3)	Subject to approval of the shareholders of the S&P 500 Index Fund.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (97.96%)
Consumer Discretionary (13.19%)
Advance Auto Parts Inc.	22,500	$1,316,025
AutoZone Inc. (a)	5,600	1,651,160
Bed Bath & Beyond Inc. (a)	20,800	1,214,096
CBS Corp. Class B	54,600	1,555,554
Coach Inc.	32,200	2,058,546
Comcast Corp. Class A	119,900	3,038,266
Ford Motor Co. (a)	73,900	1,019,081
GAP Inc., The	64,000	1,158,400
General Motors Co. (a)	86,000	2,610,960
International Game Technology	43,000	755,940
Limited Brands Inc.	17,700	680,565
McDonald’s Corp.	18,900	1,593,648
Netflix Inc. (a)	11,200	2,942,128
Priceline.com Inc. (a)	4,800	2,457,264
Ross Stores Inc.	32,600	2,611,912
Starbucks Corp.	38,200	1,508,518
Target Corp.	25,000	1,172,750
TJX Companies Inc.	14,200	745,926
TRW Automotive Holdings Corp. (a)	33,200	1,959,796
Viacom Inc. Class B	35,400	1,805,400
Walt Disney Co., The	68,400	2,670,336
Wynn Resorts Ltd.	9,900	1,421,046

		37,947,317

Consumer Staples (7.44%)
Brown-Forman Corp. Class B	21,000	1,568,490
Coca-Cola Enterprises Inc.	35,100	1,024,218
Colgate-Palmolive Co.	15,400	1,346,114
CVS Caremark Corp.	113,000	4,246,540
Dr. Pepper Snapple Group Inc.	34,000	1,425,620
Estee Lauder Companies Inc. Class A, The	15,000	1,577,850
Green Mountain Coffee Roasters Inc. (a)	12,500	1,115,750
Philip Morris International Inc.	42,000	2,804,340
Procter & Gamble Co., The	18,000	1,144,260
Sysco Corp.	38,500	1,200,430
Wal-Mart Stores Inc.	74,100	3,937,674

		21,391,286

Energy (11.69%)
Alpha Natural Resources Inc. (a)	16,200	736,128
Anadarko Petroleum Corp.	38,900	2,985,964
Apache Corp.	23,900	2,949,021
Chevron Corp.	42,200	4,339,848
Cimarex Energy Co.	9,900	890,208
ConocoPhillips	20,400	1,533,876
Diamond Offshore Drilling Inc.	15,300	1,077,273
El Paso Corp.	40,200	812,040
EQT Corp.	58,100	3,051,412
Exxon Mobil Corp.	53,000	4,313,140
Halliburton Co.	37,400	1,907,400
Nabors Industries Ltd. (a)	34,300	845,152
Newfield Exploration Co. (a)	20,900	1,421,618
Occidental Petroleum Corp.	27,100	2,819,484
SM Energy Co.	11,000	808,280

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Southwestern Energy Co. (a)	40,700	$1,745,216
Williams Companies Inc., The	46,600	1,409,650

		33,645,710

Financials (12.24%)
ACE Ltd.	40,900	2,692,038
Aflac Inc.	71,100	3,318,948
Allstate Corp., The	44,800	1,367,744
Ameriprise Financial Inc.	22,400	1,292,032
Axis Capital Holdings Ltd.	19,500	603,720
Bank of America Corp.	237,000	2,597,520
CIT Group Inc. (a)	33,700	1,491,562
Franklin Resources Inc.	35,700	4,687,053
JPMorgan Chase & Co.	99,400	4,069,436
MetLife Inc.	94,300	4,136,941
Moody’s Corp.	32,800	1,257,880
Travelers Companies Inc., The	47,600	2,778,888
Wells Fargo & Co.	175,500	4,924,530

		35,218,292

Health Care (11.61%)
Abbott Laboratories	53,600	2,820,432
Allergan Inc.	20,100	1,673,325
AmerisourceBergen Corp.	42,000	1,738,800
Becton, Dickinson and Co.	16,500	1,421,805
Bristol-Myers Squibb Co.	98,964	2,865,997
Covidien PLC	53,000	2,821,190
CR Bard Inc.	14,900	1,636,914
DaVita Inc. (a)	8,500	736,185
Intuitive Surgical Inc. (a)	2,100	781,431
Johnson & Johnson	81,800	5,441,336
Medtronic Inc.	29,900	1,152,047
Merck & Co. Inc.	46,400	1,637,456
Pfizer Inc.	210,800	4,342,480
Quest Diagnostics Inc.	23,000	1,359,300
Teva Pharmaceutical Industries Ltd. Sponsored ADR	61,600	2,970,352

		33,399,050

Industrials (11.68%)
3M Co.	15,200	1,441,720
Boeing Co., The	50,500	3,733,465
CSX Corp.	54,700	1,434,234
Cummins Inc.	14,100	1,459,209
Deere & Co.	17,300	1,426,385
General Dynamics Corp.	18,300	1,363,716
General Electric Co.	76,800	1,448,448
Honeywell International Inc.	48,900	2,913,951
ITT Corp.	50,600	2,981,858
Lockheed Martin Corp.	18,600	1,506,042
Northrop Grumman Corp.	19,000	1,317,650
Raytheon Co.	49,600	2,472,560
Thomas & Betts Corp. (a)	29,400	1,583,190
Tyco International Ltd.	27,500	1,359,325
Union Pacific Corp.	51,500	5,376,600

20	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
WW Grainger Inc.	11,700	$1,797,705

		33,616,058

Information Technology (19.65%)
Altera Corp.	34,800	1,612,980
Apple Inc. (a)	10,100	3,390,267
Arrow Electronics Inc. (a)	48,400	2,008,600
Atmel Corp. (a)	152,700	2,148,489
Cisco Systems Inc.	62,500	975,625
Cognizant Technology Solutions Corp. Class A (a)	18,500	1,356,790
Corning Inc.	70,900	1,286,835
Dell Inc. (a)	273,400	4,557,578
F5 Networks Inc. (a)	24,500	2,701,125
First Solar Inc. (a)	10,000	1,322,700
Google Inc. Class A (a)	3,500	1,772,330
Hewlett-Packard Co.	27,200	990,080
Intel Corp.	137,000	3,035,920
International Business Machines Corp.	30,600	5,249,430
JDS Uniphase Corp. (a)	81,700	1,361,122
Lam Research Corp. (a)	20,600	912,168
Linear Technology Corp.	21,300	703,326
MasterCard Inc. Class A	5,700	1,717,638
Microsoft Corp.	155,800	4,050,800
NetApp Inc. (a)	24,100	1,271,998
Oracle Corp.	50,300	1,655,373
Red Hat Inc. (a)	29,900	1,372,410
SanDisk Corp. (a)	41,000	1,701,500
TE Connectivity Ltd.	81,600	2,999,616
Visa Inc. Class A	15,000	1,263,900
VMware Inc. Class A (a)	21,000	2,104,830
Western Union Co.	67,700	1,356,031
Xilinx Inc.	45,500	1,659,385

		56,538,846

Materials (5.08%)
Alcoa Inc.	62,800	996,008
Ashland Inc.	15,200	982,224
Crown Holdings Inc. (a)	37,200	1,444,104
Dow Chemical Co., The	73,400	2,642,400
E.I. du Pont de Nemours & Co.	50,400	2,724,120
Freeport-McMoRan Copper & Gold Inc.	36,200	1,914,980
International Paper Co.	48,300	1,440,306
Newmont Mining Corp.	19,300	1,041,621
Sherwin-Williams Co., The	17,000	1,425,790

		14,611,553

Telecommunication Services (2.32%)
AT&T Inc.	141,700	4,450,797
MetroPCS Communications Inc. (a)	129,200	2,223,532

		6,674,329

Utilities (3.06%)
American Electric Power Company Inc.	77,200	2,908,896
Dominion Resources Inc.	64,400	3,108,588

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Sempra Energy	52,800	$2,792,064

		8,809,548

Total Common Stocks
(cost $229,249,759)		281,851,989

Short-term Investments (2.00%)
JPMorgan U.S. Government Money Market Fund	5,749,229	5,749,229

Total Short-term Investments
(cost $5,749,229)		5,749,229

TOTAL INVESTMENTS (99.96%)
(cost $234,998,988)		287,601,218
OTHER ASSETS, NET OF LIABILITIES (0.04%)		113,930

NET ASSETS (100.00%)		$287,715,148

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.	21

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (98.50%)
Consumer Discretionary (14.29%)
Abercrombie & Fitch Co. Class A	9,440	$631,723
Blyth Inc.	14,000	704,900
Cinemark Holdings Inc.	24,300	503,253
Cost Plus Inc. (a)	86,200	862,000
Dick’s Sporting Goods Inc. (a)	18,500	711,325
Dillard’s Inc. Class A	20,700	1,079,298
Discovery Communications Inc. Class A (a)	27,930	1,144,013
Fossil Inc. (a)	4,800	565,056
Gentex Corp.	31,580	954,663
GNC Acquisition Holdings Inc. Class A (a)	49,190	1,072,834
Jarden Corp.	25,880	893,119
Macy’s Inc.	50,090	1,464,632
MarineMax Inc. (a)	66,500	582,540
Marriott International Inc. Class A	27,760	985,202
Modine Manufacturing Co. (a)	40,400	620,948
Nordstrom Inc.	21,950	1,030,333
Pep Boys-Manny, Moe & Jack, The	47,600	520,268
Pier 1 Imports Inc. (a)	87,800	1,015,846
Polo Ralph Lauren Corp.	7,750	1,027,728
Priceline.com Inc. (a)	1,070	547,765
Saga Communications Inc. Class A (a)	36,025	1,332,925
Sally Beauty Holdings Inc. (a)	64,700	1,106,370
Scripps Networks Interactive Class A	14,900	728,312
Signet Jewelers Ltd. (a)	17,120	801,387
Sinclair Broadcast Group Inc. Class A	108,100	1,186,938
Tiffany & Co.	8,880	697,258
Town Sports International Holdings Inc. (a)	64,100	487,801
Tractor Supply Co.	7,470	499,594
TRW Automotive Holdings Corp. (a)	9,460	558,424
Under Armour Inc. Class A (a)	7,280	562,817
Valassis Communications Inc. (a)	20,900	633,270
ValueVision Media Inc. Class A (a)	138,900	1,062,585
Warnaco Group Inc., The (a)	8,060	421,135

		26,996,262

Consumer Staples (3.80%)
Church & Dwight Co. Inc.	15,590	632,018
Coca-Cola Enterprises Inc.	15,660	456,959
Corn Products International Inc.	13,140	726,379
Craft Brewers Alliance Inc. (a)	68,500	589,785
Darling International Inc. (a)	40,610	718,797
Fresh Del Monte Produce Inc.	24,900	664,083
Hansen Natural Corp. (a)	14,210	1,150,300
Omega Protein Corp. (a)	50,000	690,000
Pantry Inc., The (a)	36,200	680,198
Ruddick Corp.	20,100	875,154

		7,183,673

Energy (8.94%)
Complete Production Services Inc. (a)	27,600	920,736
Concho Resources Inc. (a)	17,135	1,573,850
Energy XXI (Bermuda) Ltd. (a)	35,870	1,191,601

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Ensco PLC Sponsored ADR	30,610	$1,631,513
Hercules Offshore Inc. (a)	293,200	1,615,532
Key Energy Services Inc. (a)	74,010	1,332,180
Knightsbridge Tankers Ltd.	37,500	826,125
McDermott International Inc. (a)	38,380	760,308
Petroleum Development Corp. (a)	27,000	807,570
Pioneer Drilling Co. (a)	70,900	1,080,516
Pioneer Natural Resources Co.	20,530	1,838,872
Plains Exploration & Production Co. (a)	17,880	681,586
SM Energy Co.	12,500	918,500
Swift Energy Co. (a)	11,100	413,697
Unit Corp. (a)	13,030	793,918
Westmoreland Coal Co. (a)	27,700	491,675

		16,878,179

Financials (23.43%)
Advance America Cash Advance Centers Inc.	147,500	1,016,276
Affiliated Managers Group Inc. (a)	14,410	1,461,894
Ameriprise Financial Inc.	35,540	2,049,947
AmTrust Financial Services Inc.	46,100	1,050,158
Argo Group International Holdings Ltd.	20,800	618,176
ARMOUR Residential REIT Inc.	119,300	876,855
BancFirst Corp.	10,900	420,740
Bancorp Inc., The (a)	47,200	493,240
BioMed Realty Trust Inc.	44,000	846,560
Calamos Asset Management Inc. Class A	27,900	405,108
Cardinal Financial Corp.	67,700	741,315
CB Richard Ellis Group Inc. Class A (a)	70,230	1,763,475
City Holding Co.	24,400	805,932
CNO Financial Group Inc. (a)	122,500	968,975
Employers Holdings Inc.	59,300	994,461
ESSA Bancorp Inc.	54,000	670,680
EZCORP Inc. Class A (a)	38,000	1,351,850
First Industrial Realty Trust Inc. (a)	138,500	1,585,825
First Niagara Financial Group Inc.	52,560	693,792
Franklin Resources Inc.	11,060	1,452,067
Gramercy Capital Corp. (a)	196,900	596,607
Harleysville Group Inc.	21,004	654,695
Host Hotels & Resorts Inc.	45,210	766,310
Infinity Property & Casualty Corp.	14,700	803,502
Interactive Brokers Group Inc. Class A	43,300	677,645
IntercontinentalExchange Inc. (a)	8,530	1,063,776
iStar Financial Inc. (a)	104,300	845,873
Jones Lang LaSalle Inc.	7,680	724,224
Meadowbrook Insurance Group Inc.	74,700	740,277
Merchants Bancshares Inc.	9,200	225,124
MPG Office Trust Inc. (a)	235,100	672,386
MSCI Inc. Class A (a)	7,370	277,702
Nelnet Inc. Class A	32,100	708,126
Newcastle Investment Corp.	129,500	748,510
Ocwen Financial Corp. (a)	60,100	766,876
One Liberty Properties Inc.	84,449	1,303,893
ProAssurance Corp. (a)	11,300	791,000

22	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Raymond James Financial Inc.	35,540	$1,142,611
Republic Bancorp Inc. Class A	18,600	370,140
Retail Opportunity Investments Corp.	76,300	820,988
RLI Corp.	11,200	693,504
Sabra Health Care REIT Inc.	22,200	370,962
Safety Insurance Group Inc.	24,900	1,046,796
Signature Bank (a)	16,510	944,372
Stifel Financial Corp. (a)	3,430	123,000
SVB Financial Group (a)	22,130	1,321,382
United Community Banks Inc. (a)	33,588	354,689
United Financial Bancorp Inc.	47,800	737,554
Unitrin Inc.	29,600	878,232
Universal Insurance Holdings Inc.	77,400	361,458
Weingarten Realty Investors	31,458	791,483
Winthrop Realty Trust	59,800	714,012
World Acceptance Corp. (a)	14,500	950,765

		44,255,800

Health Care (8.59%)
Agilent Technologies Inc. (a)	21,710	1,109,598
Alexion Pharmaceuticals Inc. (a)	9,270	435,968
Allscripts Healthcare Solutions Inc. (a)	23,050	447,631
AmerisourceBergen Corp.	15,040	622,656
Cooper Companies Inc., The	7,520	595,885
Health Management Associates Inc. Class A (a)	38,560	415,677
Healthspring Inc. (a)	60,061	2,770,614
Hill-Rom Holdings Inc.	10,650	490,326
Intuitive Surgical Inc. (a)	2,210	822,363
Invacare Corp.	14,600	484,574
Kindred Healthcare Inc. (a)	37,200	798,684
Masimo Corp.	25,000	742,000
Medicines Co., The (a)	48,400	799,084
Mylan Inc. (a)	12,070	297,767
Perrigo Co.	13,080	1,149,340
PharMerica Corp. (a)	36,800	469,568
Shire PLC ADR	6,050	569,970
SXC Health Solutions Corp. (a)	13,620	802,490
Triple-S Management Corp. Class B (a)	22,600	491,098
U.S. Physical Therapy Inc.	19,800	489,654
United Therapeutics Corp. (a)	11,940	657,894
Valeant Pharmaceuticals International Inc.	14,600	758,616

		16,221,457

Industrials (16.09%)
Alaska Air Group Inc. (a)	17,110	1,171,350
AMERCO (a)	9,800	942,270
BE Aerospace Inc. (a)	31,530	1,286,739
Ceradyne Inc. (a)	33,900	1,321,761
Chicago Bridge & Iron Co. N.V. NY Reg. Shares	39,420	1,533,438
Cummins Inc.	6,330	655,092
Curtiss-Wright Corp.	17,400	563,238
Dover Corp.	6,580	446,124
Esterline Technologies Corp. (a)	14,740	1,126,136

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Expeditors International of Washington Inc.	18,515	$947,783
Genesee & Wyoming Inc. Class A (a)	6,660	390,542
Goodrich Corp.	7,370	703,835
Great Lakes Dredge & Dock Co.	105,400	588,132
II-VI Inc. (a)	18,180	465,408
International Shipholding Corp.	19,544	415,896
Joy Global Inc.	6,440	613,346
Kennametal Inc.	33,380	1,408,970
Layne Christensen Co. (a)	23,200	703,888
Lydall Inc. (a)	64,500	771,420
Manpower Inc.	13,460	722,129
MasTec Inc. (a)	53,000	1,045,160
MSC Industrial Direct Company Inc. Class A	20,230	1,341,451
Mueller Industries Inc.	26,600	1,008,406
Nordson Corp.	8,780	481,583
PACCAR Inc.	14,650	748,468
Precision Castparts Corp.	5,155	848,771
Republic Airways Holdings Inc. (a)	102,000	556,920
Rockwell Automation Inc.	13,280	1,152,173
SkyWest Inc.	35,200	530,112
Snap-on Inc.	13,320	832,234
Terex Corp. (a)	23,590	671,136
Timken Co., The	27,630	1,392,552
UniFirst Corp.	15,600	876,564
United Rentals Inc. (a)	16,800	426,720
US Airways Group Inc. (a)	80,500	717,255
WABCO Holdings Inc. (a)	14,260	984,796

		30,391,798

Information Technology (12.47%)
Alliance Data Systems Corp. (a)	13,450	1,265,242
Aruba Networks Inc. (a)	19,490	575,930
Autodesk Inc. (a)	26,830	1,035,638
Avago Technologies Ltd.	22,450	853,100
Broadcom Corp. Class A (a)	16,600	558,424
Brooks Automation Inc. (a)	58,100	630,966
CACI International Inc. Class A (a)	15,000	946,200
Check Point Software Technologies Ltd. (a)	19,560	1,111,986
Citrix Systems Inc. (a)	8,750	700,000
Cognizant Technology Solutions Corp. Class A (a)	13,245	971,388
Coherent Inc. (a)	6,890	380,810
Cypress Semiconductor Corp. (a)	27,640	584,310
EMCORE Corp. (a)	381,900	1,046,406
F5 Networks Inc. (a)	7,265	800,966
Insight Enterprises Inc. (a)	45,600	807,576
Intuit Inc. (a)	15,840	821,462
Juniper Networks Inc. (a)	12,330	388,395
Lattice Semiconductor Corp. (a)	83,700	545,724
MICROS Systems Inc. (a)	11,360	564,706
NetApp Inc. (a)	13,925	734,962
Netlogic Microsystems Inc. (a)	17,450	705,329
OSI Systems Inc. (a)	21,700	933,100

See accompanying notes to financial statements.	23

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Photronics Inc. (a)	150,200	$1,272,194
Polycom Inc. (a)	18,140	1,166,402
Red Hat Inc. (a)	8,910	408,969
Richardson Electronics Ltd.	106,300	1,444,617
Riverbed Technology Inc. (a)	17,400	688,866
Rovi Corp. (a)	6,630	380,296
TIBCO Software Inc. (a)	21,950	636,989
Trimble Navigation Ltd. (a)	15,050	596,582

		23,557,535

Materials (5.46%)
Albemarle Corp.	14,420	997,864
Allegheny Technologies Inc.	15,930	1,011,077
Arch Chemicals Inc.	21,400	737,016
CF Industries Holdings Inc.	5,410	766,435
FMC Corp.	10,080	867,082
Georgia Gulf Corp. (a)	17,100	412,794
International Flavors & Fragrances Inc.	10,360	665,526
Kaiser Aluminum Corp.	19,700	1,076,014
P. H. Glatfelter Co.	50,100	770,538
Quaker Chemical Corp.	20,000	860,200
Rock-Tenn Co. Class A	14,100	935,394
Rockwood Holdings Inc. (a)	3,570	197,385
Westlake Chemical Corp.	19,500	1,012,050

		10,309,375

Telecommunication Services (2.59%)
American Tower Corp. Class A (a)	15,085	788,946
General Communication Inc. Class A (a)	79,200	955,944
IDT Corp. Class B	44,300	1,196,985
SBA Communications Corp. Class A (a)	14,250	544,208
Vonage Holdings Corp. (a)	316,800	1,397,088

		4,883,171

Utilities (2.84%)
AES Corp., The (a)	132,610	1,689,451
Avista Corp.	26,600	683,354
Chesapeake Utilities Corp.	15,400	616,462
Cleco Corp.	10,400	362,440
El Paso Electric Co.	30,300	978,690
ITC Holdings Corp.	14,530	1,042,818

		5,373,215

Total Common Stocks
(cost $147,423,376)		186,050,465

	Shares	Value
Registered Investment Companies (0.65%)
Financials (0.65%)
Arlington Asset Investment Corp. Class A	25,000	$784,750
Prospect Capital Corp.	43,200	436,752

		1,221,502

Total Registered Investment Companies
(cost $899,971)		1,221,502

Short-term Investments (0.89%)
JPMorgan U.S. Government Money Market Fund	1,677,215	1,677,215

Total Short-term Investments
(cost $1,677,215)		1,677,215

TOTAL INVESTMENTS (100.04%)
(cost $150,000,562)		188,949,182
LIABILITIES, NET OF OTHER ASSETS (-0.04%)		(73,852)

NET ASSETS (100.00%)		$188,875,330

(a)	Non-income producing security.

ADR - American Depository Receipt

24	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (a) (93.74%)
Argentina (0.91%)
Arcos Dorados Holdings Inc. Class A	21,680	$457,231
MercadoLibre Inc.	8,627	684,466

		1,141,697

Australia (1.03%)
BHP Billiton PLC	32,804	1,288,993

Austria (0.78%)
Erste Group Bank AG	18,590	973,616

Belgium (1.61%)
Anheuser-Busch InBev NV	34,667	2,011,981

Brazil (3.72%)
Anhanguera Educacional Participacoes SA	17,800	378,891
BR Malls Participacoes SA	73,400	839,516
Itau Unibanco Holding SA ADR	43,811	1,031,749
OGX Petroleo e Gas Participacoes SA (b)	256,400	2,396,999

		4,647,155

Canada (2.45%)
Canadian National Railway Co.	18,573	1,483,983
Imax Corp. (b)	9,622	312,041
Pacific Rubiales Energy Corp.	47,185	1,264,692

		3,060,716

China (3.50%)
Baidu Inc. Sponsored ADR (b)	4,584	642,355
China Life Insurance Co. Ltd. H	163,000	562,795
China Mobile Ltd.	92,500	861,154
China Pacific Insurance (Group) Company Ltd. H	24,200	100,692
PetroChina Company Ltd. H	605,000	887,053
SINA Corp. (b)	6,243	649,897
Youku.com Inc. Sponsored ADR (b)	19,533	670,959

		4,374,905

Denmark (3.51%)
A P Moller-Maersk A/S Class B	71	612,944
Novo Nordisk A/S Class B	25,654	3,213,914
Novozymes A/S B Shares	3,444	561,152

		4,388,010

France (10.67%)
Accor SA	8,359	373,962
AXA SA	50,577	1,148,105
BNP Paribas SA	20,838	1,606,796
Compagnie de Saint-Gobain	9,513	616,614
DANONE SA	14,833	1,107,329
Essilor International SA	5,906	479,205
JC Decaux SA (b)	19,000	609,697
L’Oreal SA	6,400	830,553
Pernod Ricard SA	17,791	1,754,655

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Publicis Groupe	11,806	$659,059
Schneider Electric SA	17,290	2,886,941
Societe Generale	5,200	307,975
Unibail-Rodamco SE	4,090	944,997

		13,325,888

Germany (6.84%)
Adidas AG	7,926	628,386
Allianz SE Reg.	6,256	872,379
BASF SE	16,248	1,592,650
Commerzbank AG (b)	279,324	1,203,097
Daimler AG Registered Shares	13,167	992,943
Linde AG	9,900	1,736,919
Siemens AG Reg.	6,488	891,586
ThyssenKrupp AG	11,938	620,270

		8,538,230

Hong Kong (4.80%)
Cheung Kong Holdings Ltd.	69,000	1,013,268
China Unicom (Hong Kong) Ltd.	612,000	1,243,954
CNOOC Ltd.	281,000	661,862
Hang Lung Properties Ltd.	208,000	855,223
Hong Kong Exchanges & Clearing Ltd.	41,236	868,833
Li & Fung Ltd.	674,000	1,347,115

		5,990,255

India (0.79%)
ICICI Bank Ltd. Sponsored ADR	19,979	984,965

Ireland (0.33%)
CRH PLC	18,288	407,675

Italy (0.46%)
Eni SpA	24,400	578,254

Japan (11.08%)
Canon Inc.	50,000	2,378,316
DeNA Co. Ltd.	18,300	787,018
Fanuc Corp.	17,500	2,926,402
Honda Motor Co. Ltd.	45,800	1,764,533
Japan Tobacco Inc.	238	918,697
Komatsu Ltd.	45,300	1,414,407
Marubeni Corp.	164,000	1,089,912
Sumitomo Realty & Development Co. Ltd.	51,000	1,139,831
Toshiba Corp.	117,000	616,864
Yamada Denki Co. Ltd.	9,880	805,018

		13,840,998

Luxembourg (0.81%)
Millicom International Cellular S.A.	9,756	1,012,185

Malaysia (1.55%)
Genting Berhad	284,800	1,060,774

See accompanying notes to financial statements.	25

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Malaysia (Cont.)
Sime Darby Berhad	283,700	$868,117

		1,928,891

Netherlands (3.88%)
ASML Holding NV	41,221	1,520,426
LyondellBasell Industries NV Class A	30,225	1,164,267
Royal Dutch Shell PLC Class A	28,705	1,019,277
Sensata Technologies Holding NV (b)	30,288	1,140,343

		4,844,313

Norway (0.60%)
Statoil ASA	29,350	743,025
Singapore (2.51%)
DBS Group Holdings Ltd.	94,797	1,133,987
Genting Singapore PLC (b)	753,000	1,187,201
United Overseas Bank Ltd.	50,841	816,260

		3,137,448

South Africa (0.28%)
AngloGold Ashanti Ltd. Sponsored ADR	8,200	345,138

Spain (2.62%)
Banco Santander SA (Madrid)	52,309	602,607
Criteria Caixacorp SA	94,359	657,057
Criteria Caixacorp SA Rights (b)	94,359	7,115
Industria de Diseno Textil SA	13,602	1,239,329
Telefonica SA	31,305	764,585

		3,270,693

Sweden (2.98%)
Atlas Copco AB Class A	60,000	1,580,180
Investor AB B Shares	26,200	600,848
Sandvik AB	50,818	890,298
Volvo AB B Shares	37,000	647,733

		3,719,059

Switzerland (11.78%)
ABB Ltd. Reg. (b)	39,745	1,032,667
Compagnie Financiere Richemont SA Class A	20,916	1,370,689
Holcim Ltd. Reg. (b)	11,898	899,785
Julius Baer Group Ltd. (b)	29,341	1,212,019
Nestle SA Reg.	45,053	2,803,580
Novartis AG	17,352	1,063,454
Roche Holding AG	15,302	2,561,872
Swatch Group AG, The	3,549	1,791,206
Syngenta AG Reg. (b)	3,010	1,017,231
UBS AG Reg. (b)	52,133	951,405

		14,703,908

Taiwan (1.40%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	138,295	1,743,900

	Shares	Value
Common Stocks (Cont.)
United Kingdom (11.79%)
Anglo American PLC	24,491	$1,214,606
ARM Holdings PLC	91,772	862,987
Barclays PLC	301,644	1,237,449
BG Group PLC	48,700	1,105,778
British American Tobacco PLC	36,929	1,619,397
Diageo PLC	54,273	1,110,368
Experian PLC	7,708	98,184
Imperial Tobacco Group PLC	27,942	930,258
Reed Elsevier PLC	39,052	355,543
Rolls-Royce Holdings PLC (b)	73,890	765,197
Standard Chartered PLC	92,743	2,436,143
Tullow Oil PLC	38,280	762,312
Xstrata PLC	101,135	2,227,538

		14,725,760

United States (1.06%)
Citigroup Inc.	31,799	1,324,110

Total Common Stocks
(cost $92,884,351)		117,051,768

Preferred Stocks (a) (3.17%)
Brazil (3.17%)
Banco Bradesco SA Pfd.	61,809	1,255,466
Petroleo Brasileiro SA Pfd.	90,900	1,381,570
Suzano Papel e Celulose SA	78,875	570,595
Vale SA Pfd. Class A	26,100	746,551

		3,954,182

Total Preferred Stocks
(cost $4,393,940)		3,954,182

26	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Short-term Investments (3.44%)
State Street Institutional U.S. Government Money Market Fund	4,300,582	$4,300,582

Total Short-term Investments
(cost $4,300,582)		4,300,582

TOTAL INVESTMENTS (100.35%)
(cost $101,578,873)		125,306,532
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.35%)		(434,589)

NET ASSETS (100.00%)		$124,871,943

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

ADR - American Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS
Currency	Value	%
Euro	$31,646,040	25.26
United States Dollar	17,948,171	14.32
British Pound	16,014,753	12.78
Swiss Franc	14,703,908	11.73
Japanese Yen	13,840,998	11.05
Hong Kong Dollar	8,401,949	6.71
Brazilian Real	7,569,588	6.04
Danish Krone	4,388,010	3.50
Swedish Krona	3,719,059	2.97
Singapore Dollar	3,137,448	2.50
Malaysian Ringgit	1,928,891	1.54
Canadian Dollar	1,264,692	1.01
Norwegian Krone	743,025	0.59

Total Investments	$125,306,532	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$26,688,303	21.37
Industrials	18,945,508	15.17
Consumer Discretionary	15,333,618	12.28
Materials	14,393,370	11.53
Consumer Staples	13,086,818	10.48
Energy	10,800,822	8.65
Information Technology	10,557,188	8.46
Health Care	7,318,445	5.86
Telecommunication Services	3,881,878	3.11

Total Stocks	121,005,950	96.91
Short-term Investments	4,300,582	3.44
Liabilities, Net of Cash and Other Assets	(434,589)	(0.35)

Net Assets	$124,871,943	100.00%

See accompanying notes to financial statements.	27

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (97.56%)
Consumer Discretionary (13.09%)
1-800-FLOWERS.COM Inc. (a)	7,415	$22,972
99 Cents Only Stores (a)	11,678	236,374
Aeropostale Inc. (a)	19,918	348,565
AFC Enterprises Inc. (a)	6,041	99,374
AH Belo Corp. Class A	4,520	33,629
Ambassadors Group Inc.	4,772	42,137
American Axle & Manufacturing Holdings Inc. (a)	16,530	188,111
American Greetings Corp. Class A	10,100	242,804
American Public Education Inc. (a)	4,355	193,841
America’s Car-Mart Inc. (a)	2,200	72,600
Amerigon Inc. (a)	5,300	92,114
Ameristar Casinos Inc.	7,944	188,352
Ann Inc. (a)	12,832	334,915
Arbitron Inc.	6,718	277,655
Archipelago Learning Inc. (a)	3,085	30,418
Arctic Cat Inc. (a)	3,069	41,217
Asbury Automotive Group Inc. (a)	7,052	130,674
Ascena Retail Group Inc. (a)	15,546	529,341
Ascent Media Corp. Class A (a)	3,600	190,692
Audiovox Corp. (a)	4,204	31,782
Barnes & Noble Inc.	7,137	118,331
Beazer Homes USA Inc. (a)	19,663	66,658
bebe stores inc.	10,000	61,100
Belo Corp. Class A (a)	22,900	172,437
Benihana Inc. Class A (a)	3,314	34,764
Big 5 Sporting Goods Corp.	5,519	43,379
Biglari Holdings Inc. (a)	301	117,706
BJ’s Restaurants Inc. (a)	5,949	311,490
Black Diamond Inc. (a)	3,339	26,311
Blue Nile Inc. (a)	3,256	143,199
Blyth Inc.	1,236	62,233
Bob Evans Farms Inc.	7,545	263,849
Body Central Corp. (a)	2,870	67,531
Bon-Ton Stores Inc., The	2,908	28,266
Boyd Gaming Corp. (a)	13,553	117,911
Bravo Brio Restaurant Group Inc. (a)	4,815	117,630
Bridgepoint Education Inc. (a)	4,447	111,175
Brown Shoe Co. Inc.	10,605	112,943
Brunswick Corp.	21,800	444,720
Buckle Inc., The	6,749	288,182
Buffalo Wild Wings Inc. (a)	4,496	298,130
Build-A-Bear Workshop Inc. (a)	4,629	30,135
Cabela’s Inc. (a)	10,730	291,320
California Pizza Kitchen Inc. (a)	4,920	90,872
Callaway Golf Co.	16,414	102,095
Cambium Learning Group Inc. (a)	4,153	13,996
Capella Education Co. (a)	3,929	164,429
Caribou Coffee Company Inc. (a)	3,200	42,368
Carrols Restaurant Group Inc. (a)	3,200	33,408
Carter’s Inc. (a)	12,089	371,858
Casual Male Retail Group Inc. (a)	10,474	43,467
Cato Corp. Class A	6,744	194,227
Cavco Industries Inc. (a)	1,642	73,890
CEC Entertainment Inc.	4,806	192,769
Central European Media Enterprises Ltd. Class A (a)	9,051	178,757

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Charming Shoppes Inc. (a)	29,581	$123,057
Cheesecake Factory Inc., The (a)	14,289	448,246
Cherokee Inc.	2,261	38,799
Children’s Place Retail Stores Inc., The (a)	6,456	287,227
Christopher & Banks Corp.	9,242	53,141
Churchill Downs Inc.	3,145	141,777
Cinemark Holdings Inc.	22,900	474,259
Citi Trends Inc. (a)	3,800	57,304
Coinstar Inc. (a)	7,819	426,448
Coldwater Creek Inc. (a)	14,600	20,440
Collective Brands Inc. (a)	15,230	223,729
Columbia Sportswear Co.	2,948	186,903
Conn’s Inc. (a)	3,792	32,801
Cooper Tire & Rubber Co.	15,450	305,756
Core-Mark Holding Co. Inc. (a)	2,728	97,390
Corinthian Colleges Inc. (a)	19,116	81,434
Cost Plus Inc. (a)	4,702	47,020
Cracker Barrel Old Country Store Inc.	5,682	280,179
Crocs Inc. (a)	21,100	543,325
Crown Media Holdings Inc. (a)	7,162	13,679
CSS Industries Inc.	2,018	42,237
Cumulus Media Inc. Class A (a)	5,389	18,862
Dana Holding Corp. (a)	36,084	660,337
Delta Apparel Inc. (a)	1,518	25,806
Denny’s Corp. (a)	25,053	97,206
Destination Maternity Corp.	2,600	51,948
DineEquity Inc. (a)	3,875	202,546
Domino’s Pizza Inc. (a)	15,317	386,601
Dorman Products Inc. (a)	2,600	102,908
Drew Industries Inc.	4,619	114,182
E.W. Scripps Co Class A (a)	8,390	81,131
Eastman Kodak Co. (a)	65,718	235,270
Einstein Noah Restaurant Group Inc.	1,400	20,958
Entercom Communications Corp. Class A (a)	5,869	50,943
Entravision Communications Corp. Class A (a)	12,045	22,283
Ethan Allen Interiors Inc.	6,122	130,337
Exide Technologies (a)	18,900	144,396
Express Inc.	13,662	297,832
Finish Line Inc. Class A, The	12,706	271,908
Fisher Communications Inc. (a)	2,196	65,485
Fred’s Inc. Class A	9,440	136,219
Fuel Systems Solutions Inc. (a)	3,954	98,652
Furniture Brands International Inc. (a)	10,564	43,735
Gaylord Entertainment Co. (a)	8,714	261,420
Geeknet Inc. (a)	1,082	28,911
Genesco Inc. (a)	5,832	303,847
G-III Apparel Group Ltd. (a)	4,071	140,368
Global Sources Ltd. (a)	2,764	25,401
Global Traffic Network Inc. (a)	3,538	40,652
GNC Acquisition Holdings Inc. Class A (a)	5,657	123,379
Gordmans Stores Inc. (a)	1,300	22,607
Grand Canyon Education Inc. (a)	7,033	99,728

28	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gray Television Inc. (a)	12,015	$31,720
Group 1 Automotive Inc.	5,849	240,862
Harte-Hanks Inc.	10,900	88,508
Haverty Furniture Companies Inc.	4,535	52,198
Helen of Troy Ltd. (a)	7,679	265,156
hhgregg Inc. (a)	4,414	59,148
Hibbett Sports Inc. (a)	6,812	277,317
Hillenbrand Inc.	15,453	365,463
Hot Topic Inc.	11,292	84,012
Hovnanian Enterprises Inc. (a)	16,624	40,064
HSN Inc. (a)	9,900	325,908
Iconix Brand Group Inc. (a)	18,016	435,987
interclick inc. (a)	5,045	40,158
International Speedway Corp. Class A	7,285	206,967
Interval Leisure Group Inc. (a)	10,100	138,269
iRobot Corp. (a)	5,900	208,211
Isle of Capri Casinos Inc. (a)	5,109	45,215
Jack in the Box Inc. (a)	12,329	280,855
JAKKS Pacific Inc. (a)	6,627	122,003
Jamba Inc. (a)	14,879	31,841
Johnson Outdoors Inc. Class A (a)	1,230	21,058
Jones Group Inc., The	21,657	234,978
Jos. A. Bank Clothiers Inc. (a)	6,755	337,818
Journal Communications Inc. Class A (a)	10,142	52,434
K12 Inc. (a)	6,373	211,201
KB HOME	18,979	185,615
Kenneth Cole Productions Inc. (a)	1,721	21,495
Kirkland’s Inc. (a)	4,200	50,484
Knology Inc. (a)	7,500	111,375
Krispy Kreme Doughnuts Inc. (a)	14,206	135,099
K-Swiss Inc. Class A (a)	6,671	70,913
La-Z-Boy Inc. (a)	12,522	123,592
Leapfrog Enterprises Inc. (a)	10,520	44,394
Libbey Inc. (a)	4,823	78,229
Life Time Fitness Inc. (a)	10,478	418,177
Lifetime Brands Inc.	2,381	27,953
Lin TV Corp. (a)	7,165	34,894
Lincoln Educational Services Corp.	5,600	96,040
Lions Gate Entertainment Corp. (a)	11,159	73,873
Lithia Motors Inc. Class A	5,439	106,768
Live Nation Entertainment Inc. (a)	34,853	399,764
Liz Claiborne Inc. (a)	23,000	123,050
Luby’s Inc. (a)	4,712	26,010
Lumber Liquidators Holdings Inc. (a)	5,574	141,580
M.D.C. Holdings Inc.	9,247	227,846
M/I Homes Inc. (a)	4,700	57,622
Mac-Gray Corp.	2,800	43,260
Maidenform Brands Inc. (a)	5,800	160,428
Marcus Corp.	5,037	49,766
Marine Products Corp. (a)	2,692	18,090
MarineMax Inc. (a)	5,531	48,452
Martha Stewart Living Omnimedia Inc. (a)	6,778	29,417
Matthews International Corp.	7,208	289,401
McClatchy Co. Class A, The (a)	14,927	41,945

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
McCormick & Schmick’s Seafood Restaurants Inc. (a)	3,200	$27,488
MDC Partners Inc. Class A	6,183	111,665
Men’s Wearhouse Inc., The	12,658	426,575
Meredith Corp.	8,988	279,796
Meritage Homes Corp. (a)	6,900	155,664
Modine Manufacturing Co. (a)	11,320	173,988
Monarch Casino & Resort Inc. (a)	2,466	25,745
Monro Muffler Brake Inc.	7,602	283,479
Morgans Hotel Group Co. (a)	4,986	35,849
Motorcar Parts of America Inc. (a)	3,036	45,570
Movado Group Inc.	4,339	74,240
Multimedia Games Holding Company Inc. (a)	7,200	32,760
National American University Holdings Inc.	2,083	19,601
National CineMedia Inc.	13,672	231,194
New York & Co. Inc. (a)	5,919	29,299
New York Times Co. Class A, The (a)	33,852	295,189
Nexstar Broadcasting Group Inc. Class A (a)	2,884	23,678
NutriSystem Inc.	6,707	94,300
O’Charley’s Inc. (a)	4,709	34,423
Office Depot Inc. (a)	68,539	289,235
OfficeMax Inc. (a)	21,200	166,420
Orbitz Worldwide Inc. (a)	5,115	12,736
Orient-Express Hotels Ltd. Class A (a)	23,503	252,657
Outdoor Channel Holdings Inc. (a)	3,500	23,940
Overstock.com Inc. (a)	2,899	44,123
Oxford Industries Inc.	3,247	109,619
Pacific Sunwear of California Inc. (a)	11,602	30,281
Papa John’s International Inc. (a)	4,880	162,309
Peet’s Coffee & Tea Inc. (a)	3,153	181,928
Penske Automotive Group Inc.	10,929	248,525
Pep Boys-Manny, Moe & Jack, The	12,627	138,013
Perry Ellis International Inc. (a)	3,140	79,285
PetMed Express Inc.	5,400	63,990
PF Chang’s China Bistro Inc.	5,697	229,247
Pier 1 Imports Inc. (a)	26,411	305,575
Pinnacle Entertainment Inc. (a)	15,448	230,175
Pool Corp.	11,896	354,620
Pre-Paid Legal Services Inc. (a)	1,767	117,488
Primedia Inc.	3,836	27,044
Quiksilver Inc. (a)	32,600	153,220
R.G. Barry Corp.	2,081	23,474
ReachLocal Inc. (a)	2,409	50,179
Red Lion Hotels Corp. (a)	3,100	24,490
Red Robin Gourmet Burgers Inc. (a)	3,174	115,470
Regis Corp.	14,375	220,225
Rent-A-Center Inc.	15,754	481,442
Rentrak Corp. (a)	2,500	44,350
Ruby Tuesday Inc. (a)	15,711	169,365
Rue21 Inc. (a)	3,677	119,502
Ruth’s Hospitality Group Inc. (a)	8,085	45,357
Ryland Group Inc.	10,889	179,995
Saga Communications Inc. Class A (a)	897	33,189

See accompanying notes to financial statements.	29

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Saks Inc. (a)	28,415	$317,396
Scholastic Corp.	6,691	177,981
Scientific Games Corp. Class A (a)	14,346	148,338
Sealy Corp. (a)	12,100	30,613
Select Comfort Corp. (a)	13,753	247,279
Shiloh Industries Inc.	1,370	14,769
Shoe Carnival Inc. (a)	2,117	63,828
Shuffle Master Inc. (a)	13,478	126,087
Shutterfly Inc. (a)	7,343	421,635
Sinclair Broadcast Group Inc. Class A	12,455	136,756
Six Flags Entertainment Corp.	10,298	385,660
Skechers U.S.A. Inc. (a)	9,249	133,926
Skyline Corp.	1,843	32,252
Smith & Wesson Holding Corp. (a)	14,939	44,817
Sonic Automotive Inc.	9,997	146,456
Sonic Corp. (a)	15,046	159,939
Sotheby’s	16,597	721,970
Spartan Motors Inc.	8,300	44,820
Speedway Motorsports Inc.	2,854	40,470
Stage Stores Inc.	9,007	151,318
Standard Motor Products Inc.	5,000	76,150
Standard Pacific Corp. (a)	25,800	86,430
Stein Mart Inc.	6,523	62,882
Steiner Leisure Ltd. (a)	3,652	166,823
Steinway Musical Instruments Inc. (a)	1,199	30,802
Steven Madden Ltd. (a)	9,327	349,856
Stewart Enterprises Inc.	19,454	142,014
Stoneridge Inc. (a)	6,600	97,284
Strayer Education Inc.	3,020	381,698
Sturm, Ruger & Company Inc.	4,500	98,775
Summer Infant Inc. (a)	3,751	30,458
Superior Industries International Inc.	5,941	131,356
Syms Corp. (a)	1,571	16,935
Systemax Inc. (a)	2,500	37,350
Talbots Inc. (a)	17,499	58,447
Tenneco Inc. (a)	15,013	661,623
Texas Roadhouse Inc. Class A	15,604	273,616
Timberland Co. Class A, The (a)	9,823	422,094
Tower International Inc. (a)	1,495	26,447
Town Sports International Holdings Inc. (a)	5,111	38,895
True Religion Apparel Inc. (a)	6,500	189,020
Tuesday Morning Corp. (a)	10,689	49,704
Unifi Inc. (a)	3,500	48,300
Universal Electronics Inc. (a)	3,712	93,765
Universal Technical Institute Inc.	5,081	100,451
US Auto Parts Network Inc. (a)	3,600	27,576
Vail Resorts Inc.	8,826	407,938
Valassis Communications Inc. (a)	11,990	363,297
Value Line Inc.	434	5,820
ValueVision Media Inc. Class A (a)	10,094	77,219
Vera Bradley Inc. (a)	4,847	185,155
Vitamin Shoppe Inc. (a)	6,123	280,188
Warnaco Group Inc., The (a)	10,812	564,927
Warner Music Group Corp. (a)	14,205	116,765
West Marine Inc. (a)	3,400	35,258

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Westwood One Inc. (a)	1,457	$7,518
Wet Seal Inc. Class A (a)	25,824	115,433
Weyco Group Inc.	1,700	41,820
Winmark Corp.	575	24,915
Winnebago Industries Inc. (a)	7,419	71,668
Wolverine World Wide Inc.	12,215	509,976
World Wrestling Entertainment Inc.	7,095	67,615
Zale Corp. (a)	7,922	44,363
Zumiez Inc. (a)	5,166	128,995

		41,244,897

Consumer Staples (3.28%)
Alico Inc.	885	22,672
Alliance One International Inc. (a)	20,444	66,034
Andersons Inc., The	4,540	191,815
Arden Group Inc. Class A	300	27,606
B&G Foods Inc. Class A	12,000	247,440
Boston Beer Co. Inc. (a)	1,980	177,408
Calavo Growers Inc.	2,800	58,968
Cal-Maine Foods Inc.	3,500	111,860
Casey’s General Stores Inc.	9,400	413,600
Central European Distribution Corp. (a)	17,941	200,939
Central Garden & Pet Co. (a)	11,773	119,496
Chiquita Brands International Inc. (a)	11,405	148,493
Coca-Cola Bottling Co. Consolidated	1,155	78,147
Craft Brewers Alliance Inc. (a)	2,569	22,119
Darling International Inc. (a)	28,837	510,415
Diamond Foods Inc.	5,400	412,236
Dole Food Company Inc. (a)	8,668	117,191
Elizabeth Arden Inc. (a)	5,903	171,364
Farmer Brothers Co.	1,831	18,566
Female Health Co., The	5,300	26,500
Fresh Del Monte Produce Inc.	9,000	240,030
Fresh Market Inc., The (a)	6,870	265,732
Griffin Land & Nurseries Inc.	500	16,245
Hain Celestial Group Inc., The (a)	8,823	294,335
Harbinger Group Inc. (a)	2,727	16,662
Heckmann Corp. (a)	22,200	134,088
Imperial Sugar Co.	3,100	62,000
Ingles Markets Inc.	3,305	54,698
Inter Parfums Inc.	3,816	87,882
J&J Snack Foods Corp.	3,642	181,554
Lancaster Colony Corp.	4,614	280,623
Lifeway Foods Inc. (a)	1,100	12,298
Limoneira Co.	2,067	46,694
Medifast Inc. (a)	3,531	83,791
MGP Ingredients Inc.	2,972	25,886
Nash Finch Co.	3,012	107,860
National Beverage Corp.	2,580	37,797
Nature’s Sunshine Products Inc. (a)	2,767	53,901
Nu Skin Enterprises Inc.	13,562	509,253
Nutraceutical International Corp. (a)	2,500	38,450
Oil-Dri Corporation of America	1,200	25,704
Omega Protein Corp. (a)	4,780	65,964
Pantry Inc., The (a)	5,739	107,836
Pilgrim’s Pride Corp. (a)	12,231	66,170

30	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Prestige Brands Holdings Inc. (a)	12,448	$159,832
PriceSmart Inc.	4,400	225,412
Primo Water Corp. (a)	3,040	43,746
Revlon Inc. Class A (a)	2,700	45,360
Rite Aid Corp. (a)	145,643	193,705
Ruddick Corp.	12,090	526,399
Sanderson Farms Inc.	5,345	255,384
Schiff Nutrition International Inc.	3,400	38,046
Seneca Foods Corp. Class A (a)	2,301	58,860
Smart Balance Inc. (a)	14,600	75,628
Snyders-Lance Inc.	11,658	252,163
Spartan Stores Inc.	5,652	110,384
Spectrum Brands Holdings Inc. (a)	4,090	130,880
Star Scientific Inc. (a)	26,500	119,250
Susser Holdings Corp. (a)	1,900	29,868
Synutra International Inc. (a)	4,500	44,190
Tootsie Roll Industries Inc.	5,825	170,440
TreeHouse Foods Inc. (a)	8,767	478,766
United Natural Foods Inc. (a)	11,946	509,736
Universal Corp.	5,705	214,907
USANA Health Sciences Inc. (a)	1,574	49,235
Vector Group Ltd.	11,345	201,828
Village Super Market Inc. Class A	1,528	42,341
WD-40 Co.	4,162	162,484
Weis Markets Inc.	2,796	113,881
Winn-Dixie Stores Inc. (a)	14,000	118,300

		10,329,347

Energy (6.93%)
Abraxas Petroleum Corp. (a)	20,468	78,392
Alon USA Energy Inc.	2,800	31,557
Amyris Inc. (a)	4,382	123,090
Apco Oil and Gas International Inc.	2,300	199,939
Approach Resources Inc. (a)	5,579	126,476
ATP Oil & Gas Corp. (a)	10,834	165,869
Basic Energy Services Inc. (a)	6,100	191,967
Berry Petroleum Co.	12,740	676,876
Bill Barrett Corp. (a)	11,574	536,455
BPZ Resources Inc. (a)	26,000	85,280
Bristow Group Inc.	8,923	455,251
Cal Dive International Inc. (a)	23,514	140,614
Callon Petroleum Co. (a)	9,694	68,052
CAMAC Energy Inc. (a)	12,002	15,963
Carrizo Oil & Gas Inc. (a)	9,590	400,382
Cheniere Energy Inc. (a)	17,300	158,468
Clayton Williams Energy Inc. (a)	1,449	87,012
Clean Energy Fuels Corp. (a)	12,255	161,153
Cloud Peak Energy Inc. (a)	15,087	321,353
Complete Production Services Inc. (a)	19,400	647,184
Comstock Resources Inc. (a)	11,772	338,916
Contango Oil & Gas Co. (a)	3,000	175,320
Crimson Exploration Inc. (a)	5,419	19,237
Crosstex Energy Inc.	10,319	122,796
CVR Energy Inc. (a)	21,703	534,328
Dawson Geophysical Co. (a)	2,000	68,300
Delek US Holdings Inc.	3,500	54,950

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
DHT Holdings Inc.	15,800	$60,514
Dril-Quip Inc. (a)	8,449	573,096
Endeavour International Corp. (a)	9,231	139,111
Energy Partners Ltd. (a)	7,325	108,483
Energy XXI (Bermuda) Ltd. (a)	18,593	617,659
Evolution Petroleum Corp. (a)	3,936	27,946
Exterran Holdings Inc. (a)	15,806	313,433
Frontline Ltd.	12,714	187,404
FX Energy Inc. (a)	12,900	113,262
Gastar Exploration Ltd. (a)	14,162	48,576
General Maritime Corp.	28,333	38,250
Geokinetics Inc. (a)	2,657	20,937
GeoResources Inc. (a)	4,988	112,180
Gevo Inc. (a)	1,500	23,595
Global Geophysical Services Inc. (a)	4,454	79,281
Global Industries Ltd. (a)	25,094	137,515
GMX Resources Inc. (a)	14,812	65,913
Golar LNG Ltd.	9,100	317,499
Goodrich Petroleum Corp. (a)	6,253	115,118
Green Plains Renewable Energy Inc. (a)	5,100	55,029
Gulf Island Fabrication Inc.	3,482	112,399
GulfMark Offshore Inc. Class A (a)	5,899	260,677
Gulfport Energy Corp. (a)	9,600	285,024
Hallador Energy Co.	737	7,068
Harvest Natural Resources Inc. (a)	8,432	93,005
Helix Energy Solutions Group Inc. (a)	26,094	432,117
Hercules Offshore Inc. (a)	28,957	159,553
Hornbeck Offshore Services Inc. (a)	5,534	152,185
Houston American Energy Corp.	4,083	74,025
Hyperdynamics Corp. (a)	38,408	165,154
ION Geophysical Corp. (a)	32,813	310,411
Isramco Inc. (a)	272	17,974
James River Coal Co. (a)	8,761	182,404
Key Energy Services Inc. (a)	31,005	558,090
Knightsbridge Tankers Ltd.	5,386	118,654
Kodiak Oil & Gas Corp. (a)	43,936	253,511
L&L Energy Inc. (a)	5,734	29,415
Lufkin Industries Inc.	7,564	650,882
Magnum Hunter Resources Corp. (a)	27,514	185,995
Matrix Service Co. (a)	6,700	89,646
McMoRan Exploration Co. (a)	24,248	448,103
Miller Energy Resources Inc. (a)	7,630	48,832
Mitcham Industries Inc. (a)	2,469	42,714
Natural Gas Services Group (a)	3,100	50,096
Newpark Resources Inc. (a)	22,457	203,685
Nordic American Tanker Shipping Ltd.	11,502	261,555
Northern Oil and Gas Inc. (a)	15,595	345,429
Oasis Petroleum Inc. (a)	14,711	436,622
Overseas Shipholding Group Inc.	6,668	179,636
OYO Geospace Corp. (a)	1,100	110,000
Panhandle Oil & Gas Inc.	1,763	51,991
Parker Drilling Co. (a)	28,421	166,263
Patriot Coal Corp. (a)	22,510	501,073
Penn Virginia Corp.	11,134	147,080
Petroleum Development Corp. (a)	5,711	170,816

See accompanying notes to financial statements.	31

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Petroquest Energy Inc. (a)	13,265	$93,120
PHI Inc. (a)	3,100	67,363
Pioneer Drilling Co. (a)	13,282	202,418
Rentech Inc. (a)	53,394	56,598
Resolute Energy Corp. (a)	11,443	184,919
REX American Resources Corp. (a)	1,800	29,880
Rex Energy Corp. (a)	8,400	86,268
RigNet Inc. (a)	1,500	25,500
Rosetta Resources Inc. (a)	13,117	676,050
Scorpio Tankers Inc. (a)	6,080	60,739
SemGroup Corp. Class A (a)	10,264	263,477
Ship Finance International Ltd.	11,100	200,022
Solazyme Inc. (a)	2,746	63,076
Stone Energy Corp. (a)	12,074	366,929
Swift Energy Co. (a)	10,520	392,080
Syntroleum Corp. (a)	19,348	28,442
Targa Resources Corp.	4,064	135,981
Teekay Tankers Ltd. Class A	10,394	97,704
Tesco Corp. (a)	7,523	146,021
TETRA Technologies Inc. (a)	19,000	241,870
Triangle Petroleum Corp. (a)	10,639	68,728
Union Drilling Inc. (a)	3,600	37,044
Uranerz Energy Corp. (a)	15,943	48,148
Uranium Energy Corp. (a)	17,600	53,856
Uranium Resources Inc. (a)	22,991	38,395
Ur-Energy Inc. (a)	25,544	40,870
USEC Inc. (a)	28,891	96,496
VAALCO Energy Inc. (a)	13,200	79,464
Vantage Drilling Co. (a)	43,336	78,872
Venoco Inc. (a)	7,279	92,734
Voyager Oil & Gas Inc. (a)	11,537	34,265
W&T Offshore Inc.	8,600	224,632
Warren Resources Inc. (a)	18,346	69,898
Western Refining Inc. (a)	12,781	230,953
Westmoreland Coal Co. (a)	2,467	43,789
Willbros Group Inc. (a)	9,700	82,838
World Fuel Services Corp.	17,477	627,949
Zion Oil & Gas Inc. (a)	6,257	37,229

		21,846,682

Financials (19.55%)
1st Source Corp.	3,827	79,368
1st United Bancorp Inc. (a)	6,900	42,918
Abington Bancorp Inc.	4,720	49,230
Acadia Realty Trust	9,790	199,031
Advance America Cash Advance Centers Inc.	13,001	89,577
Agree Realty Corp.	2,420	54,039
Alexander’s Inc.	519	206,043
Alliance Financial Corp.	1,100	33,583
Alterra Capital Holdings Ltd.	22,427	500,122
American Assets Trust Inc.	7,947	178,410
American Campus Communities Inc.	16,784	596,168
American Equity Investment Life Holding Co.	14,642	186,100

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
American Safety Insurance Holdings Ltd. (a)	2,576	$49,305
Ameris Bancorp (a)	6,127	54,346
Amerisafe Inc. (a)	4,500	101,790
Ames National Corp.	2,200	39,952
AmTrust Financial Services Inc.	5,800	132,124
Anworth Mortgage Asset Corp.	31,143	233,884
Apollo Commercial Real Estate Finance Inc.	4,361	70,299
Argo Group International Holdings Ltd.	6,786	201,680
ARMOUR Residential REIT Inc.	12,313	90,501
Arrow Financial Corp.	2,440	59,707
Artio Global Investors Inc.	7,755	87,632
Ashford Hospitality Trust Inc.	11,519	143,412
Associated Estates Realty Corp.	10,200	165,750
Astoria Financial Corp.	21,700	277,543
Avatar Holdings Inc. (a)	2,348	35,713
Baldwin & Lyons Inc.	2,011	46,595
BancFirst Corp.	1,648	63,613
Banco Latinoamericano de Comercio Exterior SA	7,000	121,240
Bancorp Inc., The (a)	7,272	75,992
Bancorp Rhode Island Inc.	991	44,912
BancorpSouth Inc.	20,547	254,988
Bank Mutual Corp.	11,919	43,743
Bank of Kentucky Financial Corp., The	1,425	31,735
Bank of Marin Bancorp	1,400	49,518
Bank of the Ozarks Inc.	3,518	183,147
BankFinancial Corp.	4,203	35,599
Banner Corp.	4,065	71,138
Beneficial Mutual Bancorp Inc. (a)	8,145	66,911
Berkshire Hills Bancorp Inc.	4,176	93,501
BGC Partners Inc. Class A	18,701	144,559
BioMed Realty Trust Inc.	32,606	627,339
BofI Holding Inc. (a)	2,334	33,633
Boston Private Financial Holdings Inc.	19,251	126,672
Bridge Bancorp Inc.	1,685	35,857
Bridge Capital Holdings (a)	2,253	24,963
Brookline Bancorp Inc.	14,281	132,385
Bryn Mawr Bank Corp.	2,800	56,700
Calamos Asset Management Inc. Class A	4,651	67,533
California First National Bancorp	300	4,596
Camden National Corp.	2,000	65,620
Campus Crest Communities Inc.	7,610	98,473
Cape Bancorp Inc. (a)	2,855	28,550
Capital Bank Corp. (a)	3,380	11,796
Capital City Bank Group Inc.	2,998	30,759
CapLease Inc.	16,756	82,272
Capstead Mortgage Corp.	19,147	256,570
Cardinal Financial Corp.	6,967	76,289
Cascade Bancorp (a)	1,473	14,877
Cash America International Inc.	7,280	421,294
Cathay General Bancorp	19,246	315,442

32	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
CBL & Associates Properties Inc.	36,660	$664,646
Cedar Shopping Centers Inc.	14,275	73,516
Center Bancorp Inc.	2,986	31,174
Center Financial Corp. (a)	9,031	57,347
Centerstate Banks Inc.	6,224	43,070
Central Pacific Financial Corp. (a)	3,594	50,316
Century Bancorp Inc. Class A	1,009	26,698
Charter Financial Corp.	1,655	16,384
Chatham Lodging Trust	3,387	54,565
Chemical Financial Corp.	6,756	126,743
Chesapeake Lodging Trust	7,847	133,870
CIFC Deerfield Corp. (a)	2,977	20,392
Citizens & Northern Corp.	3,100	46,717
Citizens Inc. (a)	9,500	64,790
City Holding Co.	3,768	124,457
Clifton Savings Bancorp Inc.	2,225	24,564
CNB Financial Corp.	3,000	41,670
CNO Financial Group Inc. (a)	54,707	432,732
CoBiz Financial Inc.	8,474	55,420
Cogdell Spencer Inc.	10,680	63,973
Cohen & Steers Inc.	4,434	146,987
Colonial Properties Trust	20,661	421,484
Colony Financial Inc.	8,155	147,361
Columbia Banking System Inc.	9,897	170,426
Community Bank System Inc.	9,036	224,002
Community Trust Bancorp Inc.	3,287	91,116
Compass Diversified Holdings	10,009	165,048
Consolidated-Tomoka Land Co.	1,042	29,801
Coresite Realty Corp.	4,754	77,966
Cousins Properties Inc.	22,540	192,492
Cowen Group Inc. Class A (a)	15,679	58,953
Crawford & Co. Class B	6,776	47,906
Credit Acceptance Corp. (a)	1,624	137,179
CreXus Investment Corp.	14,111	156,773
CVB Financial Corp.	21,763	201,308
Cypress Sharpridge Investments Inc.	20,541	263,130
Danvers Bancorp Inc.	4,514	98,270
DCT Industrial Trust Inc.	60,981	318,931
Delphi Financial Group Inc. Class A	12,033	351,484
Diamond Hill Investment Group	600	48,774
DiamondRock Hospitality Co.	41,140	441,432
Dime Community Bancshares	7,669	111,507
Dollar Financial Corp. (a)	10,578	229,014
Donegal Group Inc.	1,869	23,923
Doral Financial Corp. (a)	31,175	61,103
Duff & Phelps Corp. Class A	7,500	96,225
DuPont Fabros Technology Inc.	14,540	366,408
Dynex Capital Inc.	10,002	96,819
Eagle Bancorp Inc. (a)	4,346	57,802
EastGroup Properties Inc.	6,567	279,163
Edelman Financial Group Inc.	4,975	39,253
Education Realty Trust Inc.	17,982	154,106
eHealth Inc. (a)	5,100	68,136
EMC Insurance Group Inc.	981	18,737
Employers Holdings Inc.	9,400	157,638

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Encore Bancshares Inc. (a)	2,127	$25,567
Encore Capital Group Inc. (a)	4,000	122,880
Enstar Group Ltd. (a)	1,700	177,633
Enterprise Bancorp Inc.	1,437	21,656
Enterprise Financial Services Corp.	4,076	55,148
Entertainment Properties Trust	11,521	538,031
Epoch Holding Corp.	3,700	66,045
Equity Lifestyle Properties Inc.	6,270	391,499
Equity One Inc.	13,195	245,955
ESB Financial Corp.	2,640	34,109
ESSA Bancorp Inc.	2,800	34,776
Evercore Partners Inc. Class A	4,900	163,268
Excel Trust Inc.	4,327	47,727
Extra Space Storage Inc.	23,299	496,968
EZCORP Inc. Class A (a)	11,600	412,670
FBL Financial Group Inc.	3,298	106,031
FBR & Co. (a)	13,200	44,880
Federal Agricultural Mortgage Corp. Class C	2,404	53,176
FelCor Lodging Trust Inc. (a)	30,618	163,194
Financial Engines Inc. (a)	9,512	246,551
Financial Institutions Inc.	3,400	55,828
First American Financial Corp.	25,967	406,384
First Bancorp (North Carolina)	3,703	37,919
First Bancorp Inc.	2,362	35,099
First Busey Corp.	18,979	100,399
First Cash Financial Services Inc. (a)	7,714	323,911
First Commonwealth Financial Corp.	26,134	150,009
First Community Bancshares Inc.	3,823	53,522
First Defiance Financial Corp. (a)	2,394	35,168
First Financial Bancorp	14,541	242,689
First Financial Bankshares Inc.	7,752	267,056
First Financial Corp. Indiana	2,699	88,365
First Financial Holdings Inc.	3,808	34,158
First Industrial Realty Trust Inc. (a)	19,285	220,813
First Interstate BancSystem Inc.	3,857	56,852
First Marblehead Corp., The (a)	15,400	27,258
First Merchants Corp.	6,706	59,952
First Midwest Bancorp Inc.	18,551	227,992
First of Long Island Corp., The	1,800	50,202
First PacTrust Bancorp Inc.	2,096	31,147
First Potomac Realty Trust	12,389	189,676
FirstMerit Corp.	26,733	441,362
Flagstar Bancorp Inc. (a)	48,089	57,226
Flagstone Reinsurance Holdings SA.	13,000	109,590
Flushing Financial Corp.	7,597	98,761
FNB Corp. (PA)	31,256	323,500
Forestar Group Inc. (a)	8,700	142,941
Fortegra Financial Corp. (a)	1,400	10,976
Fox Chase Bancorp	3,583	48,550
FPIC Insurance Group Inc. (a)	2,079	86,653
Franklin Financial Corp. (a)	3,432	41,390
Franklin Street Properties Corp.	17,445	225,215
FXCM Inc. Class A	4,262	42,279
Gain Capital Holdings Inc. (a)	1,900	12,939
GAMCO Investors Inc.	1,625	75,221

See accompanying notes to financial statements.	33

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
German American Bancorp Inc.	3,100	$51,398
Getty Realty Corp.	6,394	161,321
GFI Group Inc.	18,256	83,795
Glacier Bancorp Inc.	17,844	240,537
Gladstone Commercial Corp.	2,500	43,325
Gleacher & Co Inc. (a)	19,708	40,204
Glimcher Realty Trust	24,886	236,417
Global Indemnity PLC (a)	3,118	69,157
Government Properties Income Trust	7,473	201,920
Great Southern Bancorp Inc.	2,467	46,750
Greenlight Capital Re Ltd. Class A (a)	6,803	178,851
Hallmark Financial Services Inc. (a)	3,500	27,545
Hampton Roads Bankshares Inc. (a)	2,411	23,869
Hancock Holding Co.	18,830	583,353
Hanmi Financial Corp. (a)	36,810	39,387
Harleysville Group Inc.	3,054	95,193
Hatteras Financial Corp.	18,451	520,872
Healthcare Realty Trust Inc.	18,005	371,443
Heartland Financial USA Inc.	3,243	47,186
Heritage Commerce Corp. (a)	5,133	26,230
Heritage Financial Corp.	2,000	25,860
Hersha Hospitality Trust	34,921	194,510
HFF Inc. Class A (a)	7,137	107,697
Highwoods Properties Inc.	17,888	592,629
Hilltop Holdings Inc. (a)	10,188	90,062
Home Bancshares Inc.	5,658	133,755
Home Federal Bancorp Inc.	4,100	45,059
Home Properties Inc.	9,617	585,483
Horace Mann Educators Corp.	10,002	156,131
Hudson Pacific Properties Inc.	5,452	84,670
Hudson Valley Holding Corp.	3,502	67,624
IBERIABANK Corp.	6,646	383,075
ICG Group Inc. (a)	9,421	115,219
Imperial Holdings Inc. (a)	4,386	44,562
Independence Holding Co.	1,795	18,740
Independent Bank Corp. (MA)	5,310	139,388
Infinity Property & Casualty Corp.	3,086	168,681
Inland Real Estate Corp.	19,017	167,920
International Bancshares Corp.	12,950	216,654
INTL FCStone Inc. (a)	3,427	82,968
Invesco Mortgage Capital	17,737	374,783
Investment Technology Group Inc. (a)	10,212	143,172
Investors Bancorp Inc. (a)	11,429	162,292
Investors Real Estate Trust	19,734	170,896
iStar Financial Inc. (a)	22,700	184,097
JMP Group Inc.	3,514	24,703
Kansas City Life Insurance Co.	1,057	32,926
KBW Inc.	8,933	167,047
Kearny Financial Corp.	4,406	40,139
Kennedy-Wilson Holdings Inc.	5,893	72,189
Kilroy Realty Corp.	14,484	571,973
Kite Realty Group Trust	14,094	70,188
Knight Capital Group Inc. Class A (a)	24,854	273,891
Ladenburg Thalmann Financial Services Inc. (a)	23,130	31,919
Lakeland Bancorp Inc.	5,372	53,613

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Lakeland Financial Corp.	3,932	$87,526
LaSalle Hotel Properties	21,063	554,799
Lexington Realty Trust	29,456	268,933
LTC Properties Inc.	7,501	208,678
Maiden Holdings Ltd.	12,700	115,570
MainSource Financial Group Inc.	5,161	42,836
MarketAxess Holdings Inc.	7,151	179,204
Marlin Business Services Corp. (a)	2,159	27,311
MB Financial Inc.	13,367	257,181
Meadowbrook Insurance Group Inc.	12,962	128,453
Medical Properties Trust Inc.	27,891	320,746
Medley Capital Corp.	2,747	32,250
Merchants Bancshares Inc.	1,308	32,007
Meridian Interstate Bancorp Inc. (a)	2,126	29,105
Metro Bancorp Inc. (a)	3,600	41,112
MF Global Holdings Ltd. (a)	40,483	313,338
MFA Financial Inc.	87,769	705,663
MGIC Investment Corp. (a)	46,290	275,426
Mid-America Apartment
Communities Inc.	9,032	609,389
MidSouth Bancorp Inc.	1,900	25,897
Mission West Properties Inc.	4,185	36,744
Monmouth Real Estate Investment Corp. Class A	8,700	73,515
Montpelier Re Holdings Ltd.	15,419	277,542
MPG Office Trust Inc. (a)	12,247	35,026
Nara Bancorp Inc. (a)	9,884	80,357
National Bankshares Inc.	1,700	42,568
National Financial Partners Corp. (a)	11,163	128,821
National Health Investors Inc.	5,901	262,181
National Interstate Corp.	1,813	41,518
National Penn Bancshares Inc.	30,486	241,754
National Retail Properties Inc.	20,925	512,872
National Western Life Insurance Co.	575	91,695
Navigators Group Inc., The (a)	3,288	154,536
NBT Bancorp Inc.	8,466	187,353
Nelnet Inc. Class A	6,200	136,772
Netspend Holdings Inc. (a)	7,549	75,490
New Mountain Finance Corp. (a)	1,818	23,089
Newcastle Investment Corp.	19,595	113,259
NewStar Financial Inc. (a)	6,732	71,898
Nicholas Financial Inc. (a)	2,406	28,583
Northfield Bancorp Inc.	4,232	59,502
NorthStar Realty Finance Corp.	23,727	95,620
Northwest Bancshares Inc.	26,158	329,068
OceanFirst Financial Corp.	3,400	44,030
Ocwen Financial Corp. (a)	18,563	236,864
Old National Bancorp	23,295	251,586
Omega Healthcare Investors Inc.	25,109	527,540
OmniAmerican Bancorp Inc. (a)	3,105	46,482
One Liberty Properties Inc.	2,747	42,414
OneBeacon Insurance Group Ltd. Class A	5,448	72,949
Oppenheimer Holdings Inc. Class A	2,680	75,603
optionsXpress Holdings Inc.	10,572	176,341
Oriental Financial Group Inc.	11,296	145,605
Oritani Financial Corp.	14,105	180,403

34	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Orrstown Financial Services Inc.	1,800	$47,358
Pacific Capital Bancorp (a)	994	31,599
Pacific Continental Corp.	4,600	42,090
PacWest Bancorp	7,391	152,033
Park National Corp.	3,170	208,776
Park Sterling Corp. (a)	7,046	34,948
Parkway Properties Inc.	5,445	92,892
Pebblebrook Hotel Trust	12,502	252,415
Penns Woods Bancorp Inc.	1,057	36,319
Pennsylvania Real Estate Investment Trust	13,750	215,875
Pennymac Mortgage Investment Trust	7,044	116,719
Peoples Bancorp Inc.	2,610	29,415
PHH Corp. (a)	13,769	282,540
Phoenix Companies Inc., The (a)	28,603	70,363
PICO Holdings Inc. (a)	5,707	165,503
Pinnacle Financial Partners Inc. (a)	8,414	130,922
Piper Jaffray Companies Inc. (a)	4,033	116,191
Platinum Underwriters Holdings Ltd.	9,097	302,384
PMI Group Inc., The (a)	35,696	38,195
Portfolio Recovery Associates Inc. (a)	4,266	361,714
Post Properties Inc.	12,234	498,658
Potlatch Corp.	9,865	347,939
Presidential Life Corp.	5,157	53,839
Primerica Inc.	8,329	182,988
Primus Guaranty Ltd. (a)	6,404	33,621
PrivateBancorp Inc.	14,804	204,295
ProAssurance Corp. (a)	7,599	531,930
Prosperity Bancshares Inc.	11,652	510,591
Provident Financial Services Inc.	15,018	215,058
Provident New York Bancorp	9,270	77,497
PS Business Parks Inc.	4,582	252,468
Pzena Investment Management Inc. Class A	2,000	11,360
Radian Group Inc.	33,100	140,013
RAIT Financial Trust	27,964	58,724
Ramco-Gershenson Properties Trust	9,655	119,529
Redwood Trust Inc.	19,154	289,608
Renasant Corp.	6,116	88,621
Republic Bancorp Inc. Class A	2,319	46,148
Resource Capital Corp.	17,600	111,232
Retail Opportunity Investments Corp.	10,558	113,604
RLI Corp.	4,538	280,993
RLJ Lodging Trust (a)	6,787	117,890
Rockville Financial Inc.	7,268	71,953
Roma Financial Corp.	2,006	21,063
S&T Bancorp Inc.	6,862	127,565
Sabra Health Care REIT Inc.	6,215	103,853
Safeguard Scientifics Inc. (a)	5,216	98,478
Safety Insurance Group Inc.	3,164	133,015
Sandy Spring Bancorp Inc.	5,994	107,832
Saul Centers Inc.	1,848	72,756
SCBT Financial Corp.	3,513	100,753
SeaBright Holdings Inc.	5,500	54,450
Seacoast Banking Corporation of Florida (a)	17,806	26,709

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Selective Insurance Group Inc.	13,311	$216,570
Sierra Bancorp	2,800	31,696
Signature Bank (a)	10,245	586,014
Simmons First National Corp.	4,216	108,183
Solar Senior Capital Ltd.	1,978	35,505
Southside Bancshares Inc.	4,057	80,531
Southwest Bancorp Inc. (a)	5,055	49,488
Sovran Self Storage Inc.	6,744	276,504
STAG Industrial Inc.	3,893	47,689
Starwood Property Trust Inc.	23,077	473,309
State Auto Financial Corp.	3,558	62,016
State Bancorp Inc.	3,600	48,024
State Bank Financial Corp. (a)	7,798	127,653
StellarOne Corp.	5,700	69,027
Sterling Bancorp NY	8,008	75,996
Sterling Bancshares Inc. TX	25,193	205,575
Sterling Financial Corp. (a)	6,595	105,982
Stewart Information Services Corp.	4,491	45,045
Stifel Financial Corp. (a)	13,256	475,360
Strategic Hotels & Resorts Inc. (a)	43,093	305,098
Suffolk Bancorp	2,423	33,825
Summit Hotel Properties Inc.	7,130	80,926
Sun Bancorp Inc. (a)	9,204	33,595
Sun Communities Inc.	5,268	196,549
Sunstone Hotel Investors Inc. (a)	29,095	269,711
Susquehanna Bancshares Inc.	31,793	254,344
SVB Financial Group (a)	10,560	630,538
SWS Group Inc.	6,997	41,912
SY Bancorp Inc.	2,867	66,658
Symetra Financial Corp.	16,597	222,898
Tanger Factory Outlet Centers Inc.	20,086	537,702
Taylor Capital Group Inc. (a)	2,433	19,853
Tejon Ranch Co. (a)	3,536	120,578
Terreno Realty Corp.	2,351	39,991
Territorial Bancorp Inc.	3,085	63,921
Texas Capital Bancshares Inc. (a)	9,080	234,536
Tompkins Financial Corp.	2,046	80,285
Tower Bancorp Inc.	2,600	71,240
Tower Group Inc.	9,234	219,954
TowneBank	6,000	80,280
Trico Bancshares	3,592	52,443
Trustco Bank Corp. NY	19,277	94,457
Trustmark Corp.	15,701	367,560
Two Harbors Investment Corp.	22,128	237,876
UMB Financial Corp.	7,835	328,130
UMH Properties Inc.	2,800	29,960
Umpqua Holdings Corp.	28,509	329,849
Union First Market Bankshares Corp.	4,763	58,013
United Bankshares Inc.	10,805	264,506
United Community Banks Inc. (a)	4,945	52,219
United Financial Bancorp Inc.	4,093	63,155
United Fire & Casualty Co.	5,292	91,922
Universal Health Realty Income Trust	3,005	120,140
Universal Insurance Holdings Inc.	5,400	25,218
Univest Corp. of Pennsylvania	4,199	65,630
Urstadt Biddle Properties Inc.	5,704	103,299

See accompanying notes to financial statements.	35

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
U-Store-It Trust	24,410	$256,793
ViewPoint Financial Group	8,580	118,404
Virginia Commerce Bancorp (a)	5,286	31,240
Virtus Investment Partners Inc. (a)	1,330	80,731
Walker & Dunlop Inc. (a)	2,629	34,966
Walter Investment Management Corp.	6,516	144,590
Washington Banking Co.	3,610	47,724
Washington Real Estate Investment Trust	16,290	529,751
Washington Trust Bancorp Inc.	3,556	81,681
Webster Financial Corp.	17,604	370,036
WesBanco Inc.	5,787	113,772
West Bancorporation	3,700	32,597
West Coast Bancorp (a)	4,742	79,476
Westamerica Bancorporation	7,092	349,281
Western Alliance Bancorp (a)	16,700	118,570
Westfield Financial Inc.	6,860	55,703
Westwood Holdings Group Inc.	1,571	59,855
Whitestone REIT Class B	1,829	23,265
Wilshire Bancorp Inc. (a)	13,870	40,778
Winthrop Realty Trust	7,060	84,296
Wintrust Financial Corp.	8,708	280,223
World Acceptance Corp. (a)	3,881	254,477
WSFS Financial Corp.	1,635	64,828

		61,593,036

Health Care (12.32%)
Abaxis Inc. (a)	5,621	153,172
Abiomed Inc. (a)	7,901	127,996
Accretive Health Inc. (a)	9,925	285,741
Accuray Inc. (a)	16,944	135,721
Achillion Pharmaceuticals Inc. (a)	9,809	72,979
Acorda Therapeutics Inc. (a)	9,744	314,829
Acura Pharmaceuticals Inc. (a)	1,900	7,353
Aegerion Pharmaceuticals Inc. (a)	1,898	29,894
Affymax Inc. (a)	8,627	59,267
Affymetrix Inc. (a)	17,100	135,603
Air Methods Corp. (a)	2,800	209,272
Akorn Inc. (a)	13,676	95,732
Albany Molecular Research Inc. (a)	5,823	28,009
Align Technology Inc. (a)	15,039	342,889
Alimera Sciences Inc. (a)	2,781	22,665
Alkermes Inc. (a)	23,415	435,519
Alliance HealthCare Services Inc. (a)	6,742	25,620
Allos Therapeutics Inc. (a)	20,300	43,442
Almost Family Inc. (a)	1,900	52,060
Alnylam Pharmaceuticals Inc. (a)	9,200	86,204
Alphatec Holdings Inc. (a)	12,600	43,848
AMAG Pharmaceuticals Inc. (a)	5,282	99,302
Amedisys Inc. (a)	7,288	194,079
American Dental Partners Inc. (a)	3,800	49,248
Amicus Therapeutics Inc. (a)	3,878	23,035
AMN Healthcare Services Inc. (a)	10,188	84,764
Ampio Pharmaceuticals Inc. (a)	4,914	38,280
Amsurg Corp. (a)	7,804	203,919

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Anacor Pharmaceuticals Inc. (a)	2,917	$18,844
Analogic Corp.	3,106	163,345
Angiodynamics Inc. (a)	6,300	89,649
Antares Pharma Inc. (a)	21,677	47,906
Anthera Pharmaceuticals Inc. (a)	4,237	34,616
Ardea Biosciences Inc. (a)	4,120	104,895
Arena Pharmaceuticals Inc. (a)	36,758	49,991
Ariad Pharmaceuticals Inc. (a)	32,580	369,131
ArQule Inc. (a)	13,200	82,500
Array Biopharma Inc. (a)	12,378	27,727
ArthroCare Corp. (a)	6,715	224,751
Assisted Living Concepts Inc. Class A	4,680	78,530
athenahealth Inc. (a)	8,631	354,734
AtriCure Inc. (a)	3,468	44,737
Atrion Corp.	400	79,120
Auxilium Pharmaceuticals Inc. (a)	11,781	230,908
AVANIR Pharmaceuticals Inc. Class A (a)	30,600	102,816
Aveo Pharmaceuticals Inc. (a)	6,568	135,366
AVI BioPharma Inc. (a)	35,064	50,142
Bacterin International Holdings Inc. (a)	5,528	15,700
BioCryst Pharmaceuticals Inc. (a)	6,780	25,900
BioLase Technology Inc. (a)	6,994	35,949
BioMimetic Therapeutics Inc. (a)	4,506	23,071
Bio-Reference Laboratories Inc. (a)	5,986	125,107
BioSante Pharmaceuticals Inc. (a)	23,087	63,489
BioScrip Inc. (a)	9,754	63,303
BioSpecifics Technologies Corp. (a)	993	22,243
BioTime Inc. (a)	6,836	35,069
Cadence Pharmaceuticals Inc. (a)	9,420	86,664
Caliper Life Sciences Inc. (a)	11,401	92,462
Cambrex Corp. (a)	7,481	34,562
Cantel Medical Corp.	3,200	86,112
Capital Senior Living Corp. (a)	7,200	66,888
CardioNet Inc. (a)	6,100	32,391
Cardiovascular Systems Inc. (a)	3,270	47,611
Cell Therapeutics Inc. (a)	41,270	65,000
Celldex Therapeutics Inc. (a)	11,455	40,665
Centene Corp. (a)	12,309	437,339
Cepheid Inc. (a)	15,230	527,567
Cerus Corp. (a)	12,440	37,320
Chelsea Therapeutics International Ltd. (a)	13,229	67,468
Chemed Corp.	5,224	342,276
Chindex International Inc. (a)	2,800	38,136
Cleveland Biolabs Inc. (a)	5,782	19,717
Codexis Inc. (a)	5,958	57,376
Columbia Laboratories Inc. (a)	18,065	55,821
Complete Genomics Inc. (a)	2,462	37,619
Computer Programs & Systems Inc.	2,784	176,728
Conceptus Inc. (a)	7,800	91,026
Conmed Corp. (a)	7,029	200,186
Continucare Corp. (a)	6,900	42,642
Corcept Therapeutics Inc. (a)	10,130	40,419
Cornerstone Therapeutics Inc. (a)	1,800	16,128

36	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Corvel Corp. (a)	1,539	$72,179
Cross Country Healthcare Inc. (a)	6,689	50,836
CryoLife Inc. (a)	6,832	38,259
Cubist Pharmaceuticals Inc. (a)	14,805	532,832
Curis Inc. (a)	17,787	63,677
Cyberonics Inc. (a)	6,976	194,979
Cynosure Inc. Class A (a)	2,500	30,250
Cytori Therapeutics Inc. (a)	12,000	57,480
Delcath Systems Inc. (a)	11,200	57,792
DepoMed Inc. (a)	12,800	104,704
Dexcom Inc. (a)	16,601	240,548
Durect Corp. (a)	20,848	42,321
DUSA Pharmaceuticals Inc. (a)	6,020	37,444
Dyax Corp. (a)	25,477	50,444
Dynavax Technologies Corp. (a)	28,870	79,392
DynaVox Inc. Class A (a)	2,296	17,450
Emergent Biosolutions Inc. (a)	6,000	135,300
Emeritus Corp. (a)	7,500	159,375
Endocyte Inc. (a)	3,578	51,237
Endologix Inc. (a)	12,129	112,800
Ensign Group Inc., The	4,000	121,560
Enzo Biochem Inc. (a)	10,161	43,184
Enzon Pharmaceuticals Inc. (a)	10,215	102,661
ePocrates Inc. (a)	1,565	28,859
eResearch Technology Inc. (a)	11,537	73,491
Exact Sciences Corp. (a)	12,894	110,888
Exactech Inc. (a)	2,200	39,622
ExamWorks Group Inc. (a)	6,692	169,910
Exelixis Inc. (a)	31,294	280,394
Five Star Quality Care Inc. (a)	7,881	45,789
Fluidigm Corp. (a)	1,594	26,731
Furiex Pharmaceuticals Inc. (a)	2,578	45,863
Genomic Health Inc. (a)	4,200	117,222
Gentiva Health Services Inc. (a)	7,626	158,850
Geron Corp. (a)	32,073	128,613
Greatbatch Inc. (a)	5,856	157,058
GTx Inc. (a)	4,425	21,196
Haemonetics Corp. (a)	6,302	405,660
Halozyme Therapeutics Inc. (a)	20,440	141,240
Hanger Orthopedic Group Inc. (a)	8,300	203,101
Hansen Medical Inc. (a)	11,415	38,925
Harvard Bioscience Inc. (a)	5,592	29,805
Healthsouth Corp. (a)	23,376	613,386
Healthspring Inc. (a)	16,791	774,569
HealthStream Inc. (a)	3,782	50,187
Healthways Inc. (a)	8,570	130,093
HeartWare International Inc. (a)	2,985	221,129
Hi-Tech Pharmacal Co. Inc. (a)	2,600	75,218
HMS Holdings Corp. (a)	7,000	538,090
ICU Medical Inc. (a)	3,032	132,498
Idenix Pharmaceuticals Inc. (a)	13,551	67,755
Immucor Inc. (a)	14,925	304,769
ImmunoGen Inc. (a)	18,593	226,649
Immunomedics Inc. (a)	16,385	66,687
Impax Laboratories Inc. (a)	16,100	350,819
Incyte Corp. (a)	21,975	416,206

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Infinity Pharmaceuticals Inc. (a)	4,300	$35,518
Inhibitex Inc. (a)	15,597	61,140
Insmed Inc. (a)	6,127	73,463
Insulet Corp. (a)	11,365	251,962
Integra LifeSciences Holdings Corp. (a)	5,027	240,341
InterMune Inc. (a)	12,136	435,076
Invacare Corp.	7,104	235,782
IPC The Hospitalist Co. (a)	4,100	190,035
IRIS International Inc. (a)	4,600	45,954
Ironwood Pharmaceuticals Inc. (a)	12,478	196,154
Isis Pharmaceuticals Inc. (a)	24,592	225,263
Ista Pharmaceuticals Inc. (a)	6,388	48,836
Jazz Pharmaceuticals Inc. (a)	5,446	181,624
Kendle International Inc. (a)	3,800	57,304
Kensey Nash Corp. (a)	2,100	52,983
Keryx Biopharmaceuticals Inc. (a)	16,978	80,306
Kindred Healthcare Inc. (a)	12,837	275,610
K-V Pharmaceutical Co. Class A (a)	12,712	34,577
Landauer Inc.	2,380	146,584
Lannett Company Inc. (a)	4,000	19,920
Lexicon Pharmaceuticals Inc. (a)	41,700	73,392
LHC Group Inc. (a)	3,900	89,934
Ligand Pharmaceuticals Inc. Class B (a)	4,816	57,551
Luminex Corp. (a)	9,414	196,753
Magellan Health Services Inc. (a)	7,891	431,953
MAKO Surgical Corp. (a)	7,947	236,264
MannKind Corp. (a)	19,113	72,629
MAP Pharmaceuticals Inc. (a)	5,428	86,685
Masimo Corp.	13,025	386,582
Maxygen Inc.	7,879	43,098
MedAssets Inc. (a)	11,808	157,755
Medcath Corp. (a)	4,956	67,352
Medical Action Industries Inc. (a)	3,650	29,748
Medicines Co., The (a)	13,310	219,748
Medicis Pharmaceutical Corp. Class A	15,263	582,589
Medidata Solutions Inc. (a)	5,228	124,792
Medivation Inc. (a)	7,700	165,011
MedQuist Holdings Inc. (a)	7,814	100,957
MEDTOX Scientific Inc.	1,869	32,651
Merge Healthcare Inc. (a)	13,200	68,640
Meridian Bioscience Inc.	10,200	245,922
Merit Medical Systems Inc. (a)	8,996	161,658
Metabolix Inc. (a)	8,315	59,369
Metropolitan Health Networks Inc. (a)	9,700	46,463
Micromet Inc. (a)	22,511	129,213
Molina Healthcare Inc. (a)	6,943	188,294
Momenta Pharmaceuticals Inc. (a)	11,411	222,058
MWI Veterinary Supply Inc. (a)	3,100	250,387
Nabi Biopharmaceuticals (a)	10,111	54,397
National Healthcare Corp.	2,573	127,544
National Research Corp.	400	14,612
Natus Medical Inc. (a)	7,200	109,080
Nektar Therapeutics (a)	28,208	205,072
Neogen Corp. (a)	5,784	261,495
Neoprobe Corp. (a)	21,900	72,708

See accompanying notes to financial statements.	37

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
NeoStem Inc. (a)	7,051	$10,435
Neurocrine Biosciences Inc. (a)	11,738	94,491
Novavax Inc. (a)	23,403	47,274
NPS Pharmaceuticals Inc. (a)	21,215	200,482
NuVasive Inc. (a)	9,698	318,870
NxStage Medical Inc. (a)	11,019	229,416
Nymox Pharmaceutical Corp. (a)	4,699	39,237
Obagi Medical Products Inc. (a)	4,400	41,492
Omnicell Inc. (a)	8,100	126,279
OncoGenex Pharmaceutical Inc. (a)	2,396	40,804
Oncothyreon Inc. (a)	10,243	94,133
Onyx Pharmaceuticals Inc. (a)	15,658	552,727
Opko Health Inc. (a)	26,910	99,298
Optimer Pharmaceuticals Inc. (a)	11,500	136,735
OraSure Technologies Inc. (a)	11,475	97,882
Orexigen Therapeutics Inc. (a)	7,944	12,631
Orthofix International NV (a)	4,400	186,868
Osiris Therapeutics Inc. (a)	4,300	33,282
Owens & Minor Inc.	15,628	539,010
Pacific Biosciences of California Inc. (a)	8,369	97,917
Pacira Pharmaceuticals Inc. (a)	1,216	14,592
Pain Therapeutics Inc. (a)	8,959	34,671
Palomar Medical Technologies Inc. (a)	4,424	49,903
Par Pharmaceutical Companies Inc. (a)	8,921	294,215
Parexel International Corp. (a)	14,434	340,065
PDL BioPharma Inc.	34,715	203,777
Peregrine Pharmaceuticals Inc. (a)	17,199	31,990
Pernix Therapeutics Holdings Inc. (a)	811	6,902
Pharmacyclics Inc. (a)	11,493	119,987
PharmAthene Inc. (a)	8,716	25,625
PharMerica Corp. (a)	7,018	89,550
Pozen Inc. (a)	6,699	28,136
Progenics Pharmaceuticals Inc. (a)	6,869	49,319
Providence Service Corp. (a)	3,399	42,997
PSS World Medical Inc. (a)	13,684	383,289
Quality Systems Inc.	4,776	416,945
Questcor Pharmaceuticals Inc. (a)	13,100	315,710
Quidel Corp. (a)	7,000	106,050
Radnet Inc. (a)	7,536	33,158
Raptor Pharmaceutical Corp. (a)	8,005	49,553
Rigel Pharmaceuticals Inc. (a)	16,966	155,578
Rockwell Medical Technologies Inc. (a)	3,956	50,795
RTI Biologics Inc. (a)	13,700	37,127
Rural/Metro Corp. (a)	4,356	75,097
Sagent Pharmaceuticals Inc. (a)	1,639	44,220
Salix Pharmaceuticals Ltd. (a)	14,475	576,539
Sangamo BioSciences Inc. (a)	12,900	75,981
Santarus Inc. (a)	13,300	44,821
Savient Pharmaceuticals Inc. (a)	17,922	134,236
SciClone Pharmaceuticals Inc. (a)	8,700	52,548
Seattle Genetics Inc. (a)	23,848	489,361
Select Medical Holdings Corp. (a)	11,034	97,872
Sequenom Inc. (a)	24,414	184,326
SIGA Technologies Inc. (a)	8,400	81,816
Skilled Healthcare Group Inc. Class A (a)	5,000	47,300

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Solta Medical Inc. (a)	14,830	$40,931
SonoSite Inc. (a)	3,469	122,005
Spectranetics Corp. (a)	8,400	52,248
Spectrum Pharmaceuticals Inc. (a)	12,828	118,851
STAAR Surgical Co. (a)	8,624	45,707
Stereotaxis Inc. (a)	10,835	38,031
STERIS Corp.	14,631	511,792
Sucampo Pharmaceuticals Inc. Class A (a)	2,600	10,660
Sun Healthcare Group Inc. (a)	6,215	49,844
Sunesis Pharmaceuticals Inc. (a)	6,910	14,442
Sunrise Senior Living Inc. (a)	14,264	135,936
SuperGen Inc. (a)	14,600	43,508
SurModics Inc. (a)	4,000	44,400
Symmetry Medical Inc. (a)	9,208	82,596
Synergetics USA Inc. (a)	5,510	30,360
Synovis Life Technologies Inc. (a)	2,900	50,518
Synta Pharmaceuticals Corp. (a)	6,200	31,186
Targacept Inc. (a)	6,778	142,812
Team Health Holdings Inc. (a)	6,567	147,823
Theravance Inc. (a)	17,000	377,570
Tornier NV (a)	2,602	70,124
Transcend Services Inc. (a)	2,300	67,597
Transcept Pharmaceuticals Inc. (a)	1,190	13,030
Triple-S Management Corp. Class B (a)	4,700	102,131
Trius Therapeutics Inc. (a)	1,561	12,363
U.S. Physical Therapy Inc.	2,900	71,717
Unilife Corp. (a)	13,994	72,489
Universal American Corp.	8,156	89,308
Uroplasty Inc. (a)	5,098	38,235
Vanda Pharmaceuticals Inc. (a)	6,800	48,552
Vascular Solutions Inc. (a)	4,400	54,560
Vical Inc. (a)	17,863	73,596
ViroPharma Inc. (a)	18,800	347,800
VIVUS Inc. (a)	20,261	164,925
Volcano Corp. (a)	12,900	416,541
WellCare Health Plans Inc. (a)	10,477	538,623
West Pharmaceutical Services Inc.	8,314	363,821
Wright Medical Group Inc. (a)	9,745	146,175
Xenoport Inc. (a)	8,722	62,101
Young Innovations Inc.	1,300	37,076
Zalicus Inc. (a)	19,866	47,281
ZIOPHARM Oncology Inc. (a)	14,391	88,073
Zogenix Inc. (a)	2,004	8,036
Zoll Medical Corp. (a)	5,366	304,038

		38,801,594

Industrials (15.19%)
3D Systems Corp. (a)	10,360	204,196
A.T. Cross Co. Class A (a)	2,338	26,630
A123 Systems Inc. (a)	21,674	115,306
Aaon Inc.	4,645	101,447
AAR Corp.	9,803	265,563
ABM Industries Inc.	13,035	304,237
Acacia Research - Acacia Technologies (a)	10,552	387,153

38	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
ACCO Brands Corp. (a)	13,532	$106,226
Accuride Corp. (a)	10,047	126,894
Aceto Corp.	7,164	48,070
Active Power Inc. (a)	19,591	47,998
Actuant Corp. Class A	17,045	457,317
Acuity Brands Inc.	10,713	597,571
Advisory Board Co., The (a)	3,978	230,247
Aerovironment Inc. (a)	4,104	145,076
Air Transport Services Group Inc. (a)	13,100	89,735
Aircastle Ltd.	14,300	181,896
Alamo Group Inc.	1,685	39,934
Alaska Air Group Inc. (a)	8,917	610,458
Albany International Corp. Class A	6,951	183,437
Allegiant Travel Co. (a)	3,710	183,645
Altra Holdings Inc. (a)	6,600	158,334
AMERCO (a)	2,188	210,373
Ameresco Inc. Class A (a)	4,400	62,392
American Railcar Industries Inc. (a)	2,509	58,836
American Reprographics Co. (a)	9,321	65,899
American Science & Engineering Inc.	2,281	182,480
American Superconductor Corp. (a)	10,996	99,404
American Woodmark Corp.	2,433	42,140
Ameron International Corp.	2,252	147,911
Ampco-Pittsburgh Corp.	2,200	51,590
AO Smith Corp.	9,393	397,324
APAC Customer Services Inc. (a)	7,200	38,376
Apogee Enterprises Inc.	7,136	91,412
Applied Industrial Technologies Inc.	10,449	372,089
Argan Inc. (a)	1,800	18,252
Arkansas Best Corp.	6,390	151,635
Astec Industries Inc. (a)	4,914	181,720
Astronics Corp. (a)	2,400	73,920
Atlas Air Worldwide Holdings Inc. (a)	6,443	383,423
Avis Budget Group Inc. (a)	26,200	447,758
AZZ Inc.	3,100	141,980
Badger Meter Inc.	3,730	137,973
Baltic Trading Ltd.	4,089	23,471
Barnes Group Inc.	13,444	333,546
Barrett Business Services Inc.	1,800	25,776
Beacon Roofing Supply Inc. (a)	11,285	257,524
Belden Inc.	11,773	410,407
Blount International Inc. (a)	11,994	209,535
BlueLinx Holdings Inc. Rights (a)	2,600	442
Brady Corp.	11,713	375,519
Briggs & Stratton Corp.	12,580	249,839
Brink’s Co., The	11,499	343,015
Broadwind Energy Inc. (a)	28,800	41,760
Builders FirstSource Inc. (a)	12,105	26,026
CAI International Inc. (a)	3,000	61,980
Capstone Turbine Corp. (a)	61,237	93,693
Cascade Corp.	2,162	102,846
Casella Waste Systems Inc. Class A (a)	6,114	37,295
CBIZ Inc. (a)	9,736	71,657
CDI Corp.	2,986	39,684
Celadon Group Inc. (a)	4,800	67,008
Cenveo Inc. (a)	13,671	87,494

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Ceradyne Inc. (a)	6,220	$242,518
Chart Industries Inc. (a)	7,300	394,054
CIRCOR International Inc.	4,321	185,068
Clarcor Inc.	12,413	586,887
Clean Harbors Inc. (a)	5,768	595,546
Coleman Cable Inc. (a)	2,070	30,408
Colfax Corp. (a)	6,144	152,371
Columbus McKinnon Corp. (a)	4,600	82,616
Comfort Systems USA Inc.	9,173	97,326
Commercial Vehicle Group Inc. (a)	7,096	100,692
Consolidated Graphics Inc. (a)	2,201	120,945
Corporate Executive Board Co., The	8,500	371,025
CoStar Group Inc. (a)	6,288	372,753
Courier Corp.	2,501	27,636
Covenant Transport Group Inc. Class A (a)	2,045	15,849
CRA International Inc. (a)	2,515	68,131
Cubic Corp.	3,965	202,175
Curtiss-Wright Corp.	11,478	371,543
Deluxe Corp.	12,600	311,346
DigitalGlobe Inc. (a)	8,687	220,737
Dolan Co., The (a)	7,800	66,066
Dollar Thrifty Automotive Group Inc. (a)	7,112	524,439
Douglas Dynamics Inc.	4,610	72,792
Ducommun Inc.	2,528	52,001
DXP Enterprises Inc. (a)	2,100	53,235
Dycom Industries Inc. (a)	8,433	137,795
Dynamic Materials Corp.	3,254	72,955
Eagle Bulk Shipping Inc. (a)	15,477	38,383
EMCOR Group Inc. (a)	16,356	479,394
Encore Wire Corp.	4,695	113,713
Ener1 Inc. (a)	19,900	21,890
Energy Recovery Inc. (a)	11,500	37,605
EnergySolutions Inc.	19,700	97,318
EnerNOC Inc. (a)	5,730	90,190
EnerSys (a)	12,385	426,292
Ennis Inc.	6,632	115,397
EnPro Industries Inc. (a)	5,048	242,657
ESCO Technologies Inc.	6,510	239,568
Essex Rental Corp. (a)	4,218	27,797
Esterline Technologies Corp. (a)	7,489	572,160
Excel Maritime Carriers Ltd. (a)	12,415	38,486
Exponent Inc. (a)	3,429	149,196
Federal Signal Corp.	15,434	101,247
Flow International Corp. (a)	12,300	43,788
Force Protection Inc. (a)	17,900	88,874
Forward Air Corp.	7,208	243,558
Franklin Covey Co. (a)	3,100	30,008
Franklin Electric Co. Inc.	5,698	267,521
Freightcar America Inc. (a)	3,060	77,540
FTI Consulting Inc. (a)	10,382	393,893
Fuel Tech Inc. (a)	4,500	29,835
FuelCell Energy Inc. (a)	30,510	39,968
Furmanite Corp. (a)	9,400	74,636
G&K Services Inc. Class A	4,580	155,079
Genco Shipping & Trading Ltd. (a)	7,394	55,603

See accompanying notes to financial statements.	39

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
GenCorp Inc. (a)	13,926	$89,405
Generac Holdings Inc. (a)	6,090	118,146
Genesee & Wyoming Inc. Class A (a)	9,750	571,740
Geo Group Inc., The (a)	16,020	368,941
GeoEye Inc. (a)	5,500	205,700
Gibraltar Industries Inc. (a)	7,782	88,092
Global Power Equipment Group Inc. (a)	3,873	102,712
Gorman-Rupp Co., The	3,733	122,965
GP Strategies Corp. (a)	3,800	51,908
Graham Corp.	2,600	53,040
Granite Construction Inc.	9,553	234,335
Great Lakes Dredge & Dock Co.	14,800	82,584
Greenbrier Companies Inc. (a)	4,634	91,568
Griffon Corp. (a)	11,936	120,315
H&E Equipment Services Inc. (a)	7,000	97,930
Hawaiian Holdings Inc. (a)	11,900	67,830
Healthcare Services Group Inc.	16,447	267,264
Heartland Express Inc.	12,376	204,947
Heico Corp.	10,283	562,891
Heidrick & Struggles International Inc.	4,312	97,624
Heritage-Crystal Clean Inc. (a)	1,167	22,383
Herman Miller Inc.	14,200	386,524
Hexcel Corp. (a)	24,032	526,060
Higher One Holdings Inc. (a)	7,571	143,243
Hill International Inc. (a)	5,992	34,514
HNI Corp.	11,047	277,501
Houston Wire & Cable Co.	4,500	69,975
Hub Group Inc. (a)	9,050	340,823
Hudson Highland Group Inc. (a)	8,166	43,688
Hurco Companies Inc. (a)	1,569	50,537
Huron Consulting Group Inc. (a)	5,490	165,853
ICF International Inc. (a)	4,900	124,362
II-VI Inc. (a)	12,796	327,578
Innerworkings Inc. (a)	6,352	52,976
Insituform Technologies Inc. (a)	9,556	200,389
Insperity Inc.	5,699	168,747
Insteel Industries Inc.	4,500	56,430
Interface Inc.	13,005	251,907
Interline Brands Inc. (a)	8,339	153,187
International Shipholding Corp.	1,333	28,366
Intersections Inc.	2,270	41,314
Jetblue Airways Corp. (a)	60,435	368,654
John Bean Technologies Corp.	7,000	135,240
Kadant Inc. (a)	3,158	99,509
Kaman Corp.	6,546	232,187
Kaydon Corp.	7,985	298,000
Kelly Services Inc. Class A (a)	6,716	110,814
Keyw Holding Corp., The (a)	4,611	57,130
Kforce Inc. (a)	8,326	108,904
Kimball International Inc. Class B	7,983	51,331
Knight Transportation Inc.	14,996	254,782
Knoll Inc.	11,644	233,695
Korn/Ferry International (a)	11,733	258,009
Kratos Defense & Security Solutions Inc. (a)	5,887	71,586
L.B. Foster Co. Class A	2,336	76,878

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Lawson Products Inc.	911	$17,919
Layne Christensen Co. (a)	4,686	142,173
Lindsay Corp.	3,098	213,142
LMI Aerospace Inc. (a)	2,200	53,746
LSI Industries Inc.	4,647	36,897
Lydall Inc. (a)	4,190	50,112
M & F Worldwide Corp. (a)	2,464	63,670
Marten Transport Ltd.	3,865	83,484
MasTec Inc. (a)	13,981	275,705
McGrath Rentcorp	6,040	169,603
Meritor Inc. (a)	23,315	373,973
Metalico Inc. (a)	9,899	58,404
Met-Pro Corp.	3,800	43,244
Michael Baker Corp. (a)	2,000	42,240
Middleby Corp. (a)	4,593	431,926
Miller Industries Inc.	3,000	56,070
Mine Safety Appliances Co.	6,718	250,850
Mistras Group Inc. (a)	3,862	62,564
Mobile Mini Inc. (a)	9,047	191,706
Moog Inc. Class A (a)	11,240	489,165
Mueller Industries Inc.	9,311	352,980
Mueller Water Products Inc.	38,803	154,436
Multi-Color Corp.	2,873	70,934
MYR Group Inc. (a)	5,000	117,000
NACCO Industries Inc. Class A	1,448	140,195
National Presto Industries Inc.	1,218	123,615
Navigant Consulting Inc. (a)	12,948	135,825
NCI Building Systems Inc. (a)	4,554	51,870
NN Inc. (a)	4,117	61,590
Northwest Pipe Co. (a)	2,400	62,544
Odyssey Marine Exploration Inc. (a)	16,531	51,742
Old Dominion Freight Line Inc. (a)	11,712	436,858
Omega Flex Inc. (a)	600	8,418
On Assignment Inc. (a)	9,300	91,419
Orbital Sciences Corp. (a)	14,229	239,759
Orion Marine Group Inc. (a)	6,764	63,649
Pacer International Inc. (a)	8,370	39,506
Park-Ohio Holdings Corp. (a)	1,966	41,561
Patriot Transportation Holding Inc. (a)	1,500	33,555
Pike Electric Corp. (a)	4,100	36,244
PMFG Inc. (a)	4,300	85,355
Powell Industries Inc. (a)	2,155	78,658
PowerSecure International Inc. (a)	5,100	36,822
Preformed Line Products Co.	600	42,708
Primoris Services Corp.	6,564	84,676
Quad Graphics, Inc.	6,240	242,486
Quality Distribution Inc. (a)	3,676	47,862
Quanex Building Products Corp.	9,141	149,821
RailAmerica Inc. (a)	5,197	77,955
Raven Industries Inc.	4,492	250,249
RBC Bearings Inc. (a)	5,500	207,680
Republic Airways Holdings Inc. (a)	11,632	63,511
Resources Connection Inc.	11,264	135,619
Roadrunner Transportation Systems Inc. (a)	2,131	32,135
Robbins & Myers Inc.	9,825	519,251

40	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Rollins Inc.	15,726	$320,496
RPX Corp. (a)	2,366	66,319
RSC Holdings Inc. (a)	16,700	199,732
Rush Enterprises Inc. Class A (a)	8,168	155,437
Saia Inc. (a)	4,135	70,088
SatCon Technology Corp. (a)	22,262	53,206
Sauer-Danfoss Inc. (a)	2,839	143,057
Schawk Inc.	2,782	46,070
School Specialty Inc. (a)	3,964	57,042
Seaboard Corp.	78	188,604
SeaCube Container Leasing Ltd.	2,905	49,908
SFN Group Inc. (a)	12,493	113,561
Simpson Manufacturing Co. Inc.	10,257	306,377
SkyWest Inc.	13,121	197,602
Spirit Airlines Inc. (a)	3,955	47,420
Standard Parking Corp. (a)	3,900	62,283
Standex International Corp.	3,127	95,905
Steelcase Inc.	19,300	219,827
Sterling Construction Company Inc. (a)	4,300	59,211
Sun Hydraulics Corp.	3,400	162,520
Swift Transportation Co. (a)	19,561	265,052
Swisher Hygiene Inc. (a)	20,833	117,290
Sykes Enterprises Inc. (a)	10,435	224,666
TAL International Group Inc.	4,900	169,197
Taser International Inc. (a)	14,092	64,119
Team Inc. (a)	4,800	115,824
Tecumseh Products Co. Class A (a)	4,403	44,911
Teledyne Technologies Inc. (a)	9,113	458,931
Tennant Co.	4,771	190,506
Tetra Tech Inc. (a)	15,321	344,723
Textainer Group Holdings Ltd.	2,800	86,072
Thermon Group Holdings Inc. (a)	2,424	29,088
Titan International Inc.	10,385	251,940
Titan Machinery Inc. (a)	3,800	109,364
TMS International Corp. Class A (a)	3,198	41,734
TRC Companies Inc. (a)	4,335	27,094
Tredegar Corp.	5,699	104,577
Trex Co. Inc. (a)	3,934	96,304
TriMas Corp. (a)	6,300	155,925
Triumph Group Inc.	4,682	466,234
TrueBlue Inc. (a)	11,110	160,873
Tutor Perini Corp.	7,673	147,168
Twin Disc Inc.	2,052	79,269
Ultrapetrol Bahamas Ltd. (a)	5,800	28,652
UniFirst Corp.	3,575	200,879
United Capital Corp. (a)	400	11,980
United Rentals Inc. (a)	15,400	391,160
United Stationers Inc.	11,308	400,642
UniTek Global Services Inc. (a)	2,748	21,737
Universal Forest Products Inc.	4,910	117,644
Universal Truckload Services Inc. (a)	1,400	23,982
US Airways Group Inc. (a)	39,731	354,003
US Ecology Inc.	4,558	77,942
USG Corp. (a)	17,622	252,699
Valence Technology Inc. (a)	16,497	19,466
Viad Corp.	5,162	115,061

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Vicor Corp.	4,808	$77,745
VSE Corp.	1,100	27,390
Wabash National Corp. (a)	16,743	156,882
Watsco Inc.	6,968	473,754
Watts Water Technologies Inc.	7,351	260,299
WCA Waste Corp. (a)	4,136	23,823
Werner Enterprises Inc.	10,826	271,191
Woodward Inc.	15,110	526,735
Xerium Technologies Inc. (a)	2,718	50,419
Zipcar Inc. (a)	2,522	51,474

		47,846,458

Information Technology (18.12%)
Accelrys Inc. (a)	13,125	93,319
ACI Worldwide Inc. (a)	8,316	280,831
Active Network Inc., The (a)	3,048	53,645
Actuate Corp. (a)	8,900	52,065
Acxiom Corp. (a)	20,061	263,000
Adtran Inc.	15,932	616,728
Advanced Analogic Technologies Inc. (a)	11,000	66,605
Advanced Energy Industries Inc. (a)	10,833	160,220
Advent Software Inc. (a)	8,110	228,459
Aeroflex Holding Corp. (a)	4,884	88,645
Agilysys Inc. (a)	4,414	36,813
Alpha & Omega Semiconductor Ltd. (a)	3,690	48,892
American Software Inc. Class A	5,400	44,874
Amkor Technology Inc. (a)	25,564	157,730
Amtech Systems Inc. (a)	2,392	49,371
ANADIGICS Inc. (a)	16,000	51,360
Anaren Inc. (a)	3,746	79,601
Ancestry.com Inc. (a)	7,782	322,097
Anixter International Inc.	7,135	466,201
Applied Micro Circuits Corp. (a)	15,762	139,651
Arris Group Inc. (a)	30,506	354,175
Aruba Networks Inc. (a)	21,078	622,855
Aspen Technology Inc. (a)	20,962	360,127
ATMI Inc. (a)	7,988	163,195
Aviat Networks Inc. (a)	15,150	59,691
Avid Technology Inc. (a)	7,200	135,648
Axcelis Technologies Inc. (a)	25,726	42,191
AXT Inc. (a)	7,625	64,660
Bel Fuse Inc.	2,483	53,856
Benchmark Electronics Inc. (a)	14,876	245,454
BigBand Networks Inc. (a)	10,744	23,314
Black Box Corp.	4,455	139,308
Blackbaud Inc.	10,911	302,453
Blackboard Inc. (a)	8,691	377,102
Blue Coat Systems Inc. (a)	10,720	234,339
Bottomline Technologies Inc. (a)	8,431	208,330
Brightpoint Inc. (a)	16,761	135,932
BroadSoft Inc. (a)	5,600	213,528
Brooks Automation Inc. (a)	16,449	178,636
Cabot Microelectronics Corp. (a)	5,761	267,714
CACI International Inc. Class A (a)	7,392	466,287

See accompanying notes to financial statements.	41

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Calix Inc. (a)	9,220	$191,960
Callidus Software Inc. (a)	7,403	43,308
Cardtronics Inc. (a)	10,600	248,570
Cass Information Systems Inc.	2,055	77,597
Cavium Inc. (a)	11,937	520,334
CEVA Inc. (a)	5,800	176,668
Checkpoint Systems Inc. (a)	9,715	173,704
Ciber Inc. (a)	15,843	87,929
Cirrus Logic Inc. (a)	16,397	260,712
Cognex Corp.	10,161	360,004
Coherent Inc. (a)	6,200	342,674
Cohu Inc.	6,008	78,765
Communications Systems Inc.	1,611	28,885
Commvault Systems Inc. (a)	10,888	483,972
Computer Task Group Inc. (a)	3,600	47,412
comScore Inc. (a)	7,828	202,745
Comtech Telecommunications Corp.	6,597	184,980
Concur Technologies Inc. (a)	11,049	553,223
Constant Contact Inc. (a)	7,200	182,736
Convergys Corp. (a)	25,961	354,108
Convio Inc. (a)	3,035	32,808
Cornerstone OnDemand Inc. (a)	2,792	49,279
Cray Inc. (a)	8,422	53,901
CSG Systems International Inc. (a)	8,665	160,129
CTS Corp.	8,641	83,558
Cymer Inc. (a)	7,476	370,137
Daktronics Inc.	8,552	92,276
DDi Corp.	3,300	31,482
DealerTrack Holdings Inc. (a)	10,241	235,031
Deltek Inc. (a)	5,505	41,232
Demand Media Inc. (a)	1,933	26,192
DemandTec Inc. (a)	8,000	72,800
DG FastChannel Inc. (a)	6,797	217,844
Dialogic Inc. (a)	3,799	17,096
Dice Holdings Inc. (a)	11,918	161,131
Digi International Inc. (a)	6,080	79,040
Digimarc Corp. (a)	1,581	55,382
Digital River Inc. (a)	9,778	314,460
Diodes Inc. (a)	8,746	228,271
Dot Hill Systems Corp. (a)	13,942	39,595
DSP Group Inc. (a)	5,824	50,669
DTS Inc. (a)	4,384	177,771
Dynamics Research Corp. (a)	2,221	30,294
EarthLink Inc.	27,540	211,920
Ebix Inc. (a)	7,539	143,618
Echelon Corp. (a)	8,344	75,847
Echo Global Logistics Inc. (a)	2,800	49,700
Electro Rent Corp.	4,606	78,855
Electro Scientific Industries Inc. (a)	5,538	106,883
Electronics for Imaging Inc. (a)	11,308	194,724
Ellie Mae Inc. (a)	2,148	12,330
eMagin Corp. (a)	4,225	25,646
EMCORE Corp. (a)	21,729	59,537
EMS Technologies Inc. (a)	3,839	126,572
Emulex Corp. (a)	21,880	188,168

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Entegris Inc. (a)	33,613	$340,164
Entropic Communications Inc. (a)	21,200	188,468
Envestnet Inc. (a)	4,700	69,795
EPIQ Systems Inc.	7,690	109,352
ePlus Inc. (a)	818	21,628
Euronet Worldwide Inc. (a)	12,797	197,202
Exar Corp. (a)	8,967	56,761
Exlservice Holdings Inc. (a)	3,964	91,568
Extreme Networks Inc. (a)	22,764	73,755
Fabrinet (a)	5,028	122,080
Fair Isaac Corp.	9,802	296,020
FalconStor Software Inc. (a)	7,016	31,432
FARO Technologies Inc. (a)	4,049	177,346
FEI Co. (a)	9,486	362,270
Finisar Corp. (a)	22,167	399,671
Formfactor Inc. (a)	12,443	112,734
Forrester Research Inc.	3,652	120,370
FriendFinder Networks Inc. (a)	2,077	8,433
FSI International Inc. (a)	8,784	24,068
Gerber Scientific Inc. (a)	6,434	71,610
Global Cash Access Holdings Inc. (a)	15,837	50,362
Globecomm Systems Inc. (a)	5,700	88,692
Glu Mobile Inc. (a)	10,312	54,344
GSI Group Inc. (a)	6,355	76,578
GSI Technology Inc. (a)	5,400	38,880
GT Solar International Inc. (a)	31,100	503,820
Guidance Software Inc. (a)	3,644	29,699
Hackett Group Inc., The (a)	8,094	41,198
Harmonic Inc. (a)	28,310	204,681
Heartland Payment Systems Inc.	9,600	197,760
Hittite Microwave Corp. (a)	7,800	482,898
Hypercom Corp. (a)	13,541	133,108
Identive Group Inc. (a)	9,560	22,179
iGate Corp.	7,626	124,456
Imation Corp. (a)	7,659	72,301
Immersion Corp. (a)	7,200	61,416
Infinera Corp. (a)	25,721	177,732
InfoSpace Inc. (a)	9,520	86,822
Inphi Corp. (a)	5,137	89,384
Insight Enterprises Inc. (a)	11,548	204,515
Integral Systems Inc. (a)	3,806	46,319
Integrated Device Technology Inc. (a)	36,303	285,342
Integrated Silicon Solution Inc. (a)	6,439	62,265
Interactive Intelligence Inc. (a)	3,511	123,061
InterDigital Inc.	11,192	457,193
Intermec Inc. (a)	14,704	162,332
Internap Network Services Corp. (a)	12,990	95,476
Intevac Inc. (a)	5,632	57,503
Intralinks Holdings Inc. (a)	7,833	135,354
Ixia (a)	9,499	121,587
IXYS Corp. (a)	5,714	85,596
j2 Global Communications Inc. (a)	11,290	318,717
Jack Henry & Associates Inc.	21,214	636,632
JDA Software Group Inc. (a)	10,482	323,789
KEMET Corp. (a)	10,879	155,461

42	See accompaying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Kenexa Corp. (a)	6,536	$156,733
Keynote Systems Inc.	3,390	73,326
KIT Digital Inc. (a)	8,745	104,415
Kopin Corp. (a)	15,600	73,476
Kulicke & Soffa Industries Inc. (a)	17,882	199,205
KVH Industries Inc. (a)	3,400	36,142
L-1 Identity Solutions Inc. (a)	18,347	215,577
Lattice Semiconductor Corp. (a)	29,593	192,946
Lawson Software Inc. (a)	40,580	455,308
LeCroy Corp. (a)	4,019	48,389
Limelight Networks Inc. (a)	16,679	76,056
Lionbridge Technologies Inc. (a)	14,200	45,156
Liquidity Services Inc. (a)	4,600	108,606
Littelfuse Inc.	5,637	331,005
LivePerson Inc. (a)	13,000	183,820
LogMeIn Inc. (a)	5,070	195,550
LoopNet Inc. (a)	4,100	75,358
Loral Space & Communications Inc. (a)	2,700	187,569
LTX-Credence Corp. (a)	12,296	109,926
Magma Design Automation Inc. (a)	16,870	134,791
Manhattan Associates Inc. (a)	5,405	186,148
ManTech International Corp.	5,755	255,637
Marchex Inc. Class B	5,366	47,650
MAXIMUS Inc.	4,299	355,656
MaxLinear Inc. Class A (a)	3,986	34,519
Maxwell Technologies Inc. (a)	6,900	111,711
Measurement Specialties Inc. (a)	3,700	132,090
Mediamind Techologies Inc. (a)	1,900	41,686
Mentor Graphics Corp. (a)	23,756	304,314
Mercury Computer Systems Inc. (a)	7,478	139,689
Meru Networks Inc. (a)	2,670	32,067
Methode Electronics Inc.	8,967	104,107
Micrel Inc.	12,195	129,023
Microsemi Corp. (a)	21,361	437,900
MicroStrategy Inc. (a)	1,925	313,159
Microvision Inc. (a)	28,322	34,553
Mindspeed Technologies Inc. (a)	7,951	63,608
MIPS Technologies Inc. (a)	13,220	91,350
MKS Instruments Inc.	12,878	340,237
ModusLink Global Solutions Inc.	10,095	45,226
MoneyGram International Inc. (a)	20,500	68,060
Monolithic Power Systems Inc. (a)	7,303	112,612
Monotype Imaging Holdings Inc. (a)	8,800	124,344
MoSys Inc. (a)	7,482	43,022
Motricity Inc. (a)	9,100	70,343
Move Inc. (a)	39,408	86,304
MTS Systems Corp.	3,870	161,882
Multi-Fineline Electronix Inc. (a)	2,134	46,116
Nanometrics Inc. (a)	4,904	93,127
NCI Inc. (a)	1,700	38,624
NeoPhotonics Corp. (a)	2,100	14,532
Ness Technologies Inc. (a)	8,274	62,634
Netgear Inc. (a)	9,048	395,579
Netlogic Microsystems Inc. (a)	16,873	682,007
NetScout Systems Inc. (a)	9,200	192,188
NetSuite Inc. (a)	6,700	262,640

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Newport Corp. (a)	9,418	$171,125
NIC Inc.	15,806	212,749
Novatel Wireless Inc. (a)	7,780	42,634
NumereX Corp. Class A (a)	2,327	22,642
NVE Corp. (a)	1,200	70,140
Oclaro Inc. (a)	12,466	83,772
OCZ Technology Group Inc. (a)	12,678	101,424
Omnivision Technologies Inc. (a)	14,345	499,349
OpenTable Inc. (a)	5,800	482,096
Openwave Systems Inc. (a)	21,400	49,006
Oplink Communications Inc. (a)	5,045	93,988
OPNET Technologies Inc.	3,600	147,384
OpNext Inc. (a)	9,572	21,824
Orbcomm Inc. (a)	8,390	26,261
OSI Systems Inc. (a)	4,665	200,595
Parametric Technology Corp. (a)	29,444	675,151
Park Electrochemical Corp.	5,188	145,005
PC Connection Inc. (a)	2,020	16,726
PDF Solutions Inc. (a)	6,063	36,135
Pegasystems Inc.	4,140	192,717
Perficient Inc. (a)	5,900	60,534
Pericom Semiconductor Corp. (a)	6,609	59,084
Photronics Inc. (a)	13,272	112,414
Plantronics Inc.	11,796	430,908
Plexus Corp. (a)	9,240	321,644
PLX Technology Inc. (a)	11,411	39,596
Power Integrations Inc.	7,189	276,273
Power-One Inc. (a)	16,518	133,796
Powerwave Technologies Inc. (a)	41,967	123,803
PRGX Global Inc. (a)	4,831	34,542
Procera Networks Inc. (a)	2,820	30,259
Progress Software Corp. (a)	16,675	402,368
PROS Holdings Inc. (a)	5,100	89,199
Pulse Electronics Corp.	10,480	46,322
QAD Inc. Class A (a)	1,458	14,901
QLIK Technologies Inc. (a)	17,424	593,461
Quantum Corp. (a)	55,695	183,794
Quepasa Corp. (a)	1,656	12,006
Quest Software Inc. (a)	14,973	340,336
QuinStreet Inc. (a)	6,798	88,238
Radiant Systems Inc. (a)	9,914	207,203
Radisys Corp. (a)	4,829	35,203
Rambus Inc. (a)	24,258	356,107
RealD Inc. (a)	9,598	224,497
RealNetworks Inc. (a)	21,479	73,029
RealPage Inc. (a)	7,516	198,949
Renaissance Learning Inc.	3,392	42,536
Responsys Inc. (a)	2,325	41,222
RF Micro Devices Inc. (a)	68,598	419,820
Richardson Electronics Ltd.	3,533	48,013
RightNow Technologies Inc. (a)	6,094	197,446
Rimage Corp.	2,297	30,849
Rofin-Sinar Technologies Inc. (a)	7,034	240,211
Rogers Corp. (a)	3,965	183,183
Rosetta Stone Inc. (a)	2,689	43,400
Rubicon Technology Inc. (a)	4,200	70,812

See accompanying notes to financial statements.	43

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Rudolph Technologies Inc. (a)	7,917	$84,791
S1 Corp. (a)	13,272	99,275
Saba Software Inc. (a)	7,000	63,210
Sanmina-SCI Corp. (a)	19,926	205,836
Sapient Corp. (a)	27,008	405,930
SAVVIS Inc. (a)	11,100	438,783
ScanSource Inc. (a)	6,678	250,291
SciQuest Inc. (a)	3,054	52,193
SeaChange International Inc. (a)	6,200	66,836
Semtech Corp. (a)	16,149	441,514
ServiceSource International Inc. (a)	2,459	54,639
ShoreTel Inc. (a)	12,039	122,798
Sigma Designs Inc. (a)	7,596	58,033
Silicon Graphics International Corp. (a)	7,700	132,440
Silicon Image Inc. (a)	19,173	123,858
Smart Modular Technologies (WWH) Inc. (a)	16,125	147,705
Smith Micro Software Inc. (a)	9,100	38,311
SolarWinds Inc. (a)	14,100	368,574
Sonus Networks Inc. (a)	52,506	170,119
Sourcefire Inc. (a)	6,900	205,068
Spansion Inc. Class A (a)	12,469	240,278
SPS Commerce Inc. (a)	2,106	37,466
SRA International Inc. (a)	11,252	347,912
SRS Labs Inc. (a)	2,700	25,893
SS&C Technologies Holdings Inc. (a)	6,217	123,532
Stamps.com Inc.	2,428	32,390
Standard Microsystems Corp. (a)	5,632	152,008
STEC Inc. (a)	10,200	173,502
Stratasys Inc. (a)	5,214	175,712
Stream Global Services Inc. (a)	2,200	7,260
SuccessFactors Inc. (a)	19,505	573,447
Super Micro Computer Inc. (a)	6,607	106,307
Supertex Inc. (a)	2,780	62,272
Support.com Inc. (a)	11,300	54,240
Sycamore Networks Inc.	4,927	109,576
Symmetricom Inc. (a)	11,346	66,147
Synaptics Inc. (a)	8,524	219,408
Synchronoss Technologies Inc. (a)	6,500	206,245
SYNNEX Corp. (a)	6,205	196,698
Syntel Inc.	3,758	222,173
Take-Two Interactive Software Inc. (a)	18,200	278,096
Taleo Corp. (a)	10,133	375,225
TechTarget (a)	3,326	25,178
Tekelec (a)	15,119	138,036
TeleCommunication Systems Inc. Class A (a)	10,700	51,681
TeleNav Inc. (a)	4,108	72,835
TeleTech Holdings Inc. (a)	6,205	130,801
Tessera Technologies Inc. (a)	12,872	220,626
THQ Inc. (a)	17,309	62,659
TiVo Inc. (a)	29,440	302,938
TNS Inc. (a)	6,315	104,829
Travelzoo Inc. (a)	1,400	90,496
TriQuint Semiconductor Inc. (a)	40,415	411,829
TTM Technologies Inc. (a)	12,760	204,415
Tyler Technologies Inc. (a)	7,890	211,294

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Ultimate Software Group Inc. (a)	6,391	$347,862
Ultra Clean Holdings Inc. (a)	5,323	48,333
Ultratech Inc. (a)	6,079	184,680
Unisys Corp. (a)	10,679	274,450
United Online Inc.	21,456	129,380
Universal Display Corp. (a)	9,498	333,285
ValueClick Inc. (a)	19,464	323,102
VASCO Data Security International Inc. (a)	6,902	85,930
Veeco Instruments Inc. (a)	10,102	489,038
Verint Systems Inc. (a)	5,238	194,016
ViaSat Inc. (a)	8,899	385,060
Viasystems Group Inc. (a)	656	14,753
Virnetx Holding Corp. (a)	10,027	290,181
Virtusa Corp. (a)	3,800	72,010
Vishay Precision Group Inc. (a)	3,021	50,994
Vocus Inc. (a)	4,300	131,623
Volterra Semiconductor Corp. (a)	5,921	146,012
Wave Systems Corp. Class A (a)	20,279	57,187
Web.com Group Inc. (a)	7,157	88,174
Websense Inc. (a)	9,902	257,155
Westell Technologies Inc. Class A (a)	12,962	46,274
Wright Express Corp. (a)	9,498	494,561
XO Group Inc. (a)	7,700	76,615
X-Rite Inc. (a)	6,400	31,808
Xyratex Ltd. (a)	7,527	77,227
Zix Corp. (a)	16,400	62,976
Zoran Corp. (a)	12,394	104,110
Zygo Corp. (a)	4,700	62,134

		57,082,462

Materials (4.85%)
A. Schulman Inc.	7,445	187,540
AEP Industries Inc. (a)	1,200	35,026
AM Castle & Co. (a)	4,189	69,579
AMCOL International Corp.	6,044	230,639
American Vanguard Corp.	5,613	72,801
Arch Chemicals Inc.	5,682	195,688
Balchem Corp.	7,088	310,313
Boise Inc.	25,576	199,237
Buckeye Technologies Inc.	9,980	269,260
Calgon Carbon Corp. (a)	14,052	238,884
Century Aluminum Co. (a)	12,700	198,755
Chase Corp.	1,554	26,045
Chemtura Corp. (a)	23,725	431,795
Clearwater Paper Corp. (a)	2,838	193,779
Coeur d’Alene Mines Corp. (a)	22,088	535,855
Deltic Timber Corp.	2,730	146,574
Eagle Materials Inc.	10,963	305,539
Ferro Corp. (a)	21,217	285,156
Flotek Industries Inc. (a)	12,328	105,035
FutureFuel Corp.	4,573	55,379
General Moly Inc. (a)	16,300	72,698
Georgia Gulf Corp. (a)	8,480	204,707
Globe Specialty Metals Inc.	15,605	349,864
Gold Resource Corp.	6,973	173,837

44	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Golden Minerals Co. (a)	2,987	$53,109
Golden Star Resources Ltd. (a)	64,808	142,578
Graham Packaging Co Inc. (a)	5,963	150,387
Graphic Packaging Holding Co. (a)	39,260	213,574
Handy & Harman Ltd. (a)	1,448	22,285
Hawkins Inc.	2,165	78,416
Haynes International Inc.	3,000	185,790
HB Fuller Co.	12,254	299,243
Headwaters Inc. (a)	14,620	45,761
Hecla Mining Co. (a)	69,079	531,218
Horsehead Holding Corp. (a)	10,929	145,574
Innophos Holdings Inc.	5,400	263,520
Innospec Inc. (a)	5,849	196,585
Jaguar Mining Inc. (a)	21,255	101,599
Kaiser Aluminum Corp.	4,000	218,480
Kapstone Paper and Packaging Corp. (a)	9,673	160,282
KMG Chemicals Inc.	1,601	26,961
Koppers Holdings Inc.	5,119	194,164
Kraton Performance Polymers Inc. (a)	7,914	309,991
Landec Corp. (a)	6,700	44,220
Louisiana-Pacific Corp. (a)	32,610	265,445
LSB Industries Inc. (a)	4,600	197,432
Materion Corp. (a)	4,952	183,075
Metals USA Holdings Corp. (a)	2,796	41,660
Midway Gold Corp. (a)	19,405	38,034
Minerals Technologies Inc.	4,509	298,902
Myers Industries Inc.	7,845	80,647
Neenah Paper Inc.	3,553	75,608
NewMarket Corp.	2,271	387,682
NL Industries Inc.	1,843	33,837
Noranda Aluminum Holding Corp. (a)	5,604	84,845
Olin Corp.	19,810	448,895
Olympic Steel Inc.	2,300	63,319
OM Group Inc. (a)	7,691	312,562
Omnova Solutions Inc. (a)	10,758	74,876
P. H. Glatfelter Co.	11,596	178,346
Paramount Gold and Silver Corp. (a)	28,752	93,732
PolyOne Corp.	23,048	356,553
Quaker Chemical Corp.	3,100	133,331
Revett Minerals Inc. (a)	6,198	27,953
RTI International Metals Inc. (a)	7,374	282,940
Schweitzer-Mauduit International Inc.	4,331	243,186
Senomyx Inc. (a)	9,852	50,639
Sensient Technologies Corp.	12,353	457,926
Spartech Corp. (a)	7,804	47,526
Stepan Co.	1,951	138,326
Stillwater Mining Co. (a)	25,399	559,032
STR Holdings Inc. (a)	7,685	114,660
Texas Industries Inc.	5,627	234,252
Thompson Creek Metals
Company Inc. (a)	37,404	373,292
TPC Group Inc. (a)	3,309	129,779
U.S. Energy Corp. (a)	6,598	28,173
United States Lime & Minerals Inc. (a)	600	24,606
Universal Stainless & Alloy Products Inc. (a)	1,824	85,290

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
US Gold Corp. (a)	25,800	$155,574
Verso Paper Corp. (a)	2,478	6,641
Vista Gold Corp. (a)	17,304	48,970
Wausau Paper Corp.	12,526	84,425
Worthington Industries Inc.	14,196	327,928
Zagg Inc. (a)	4,916	65,874
Zep Inc.	5,331	100,756
Zoltek Companies Inc. (a)	7,105	74,816

		15,289,067

Telecommunication Services (1.06%)
8x8 Inc. (a)	15,329	74,957
AboveNet Inc.	5,694	401,199
Alaska Communications Systems Group Inc.	11,279	100,045
Atlantic Tele-Network Inc.	2,249	86,272
Boingo Wireless Inc. (a)	1,410	12,803
Cbeyond Inc. (a)	7,000	92,610
Cincinnati Bell Inc. (a)	50,085	166,282
Cogent Communications Group Inc. (a)	11,400	193,914
Consolidated Communications Holdings Inc.	6,408	124,572
FairPoint Communications Inc. (a)	5,294	48,758
General Communication Inc. Class A (a)	10,482	126,518
Global Crossing Ltd. (a)	7,600	291,688
Globalstar Inc. (a)	25,072	30,839
HickoryTech Corp.	3,244	38,539
ICO Global Communications Holdings Ltd. New (a)	37,246	103,171
IDT Corp. Class B	3,305	89,301
inContact Inc. (a)	7,420	35,245
Iridium Communications Inc. (a)	10,783	93,273
Leap Wireless International Inc. (a)	15,074	244,651
Neutral Tandem Inc. (a)	8,500	148,070
NTELOS Holdings Corp.	7,500	153,150
PAETEC Holding Corp. (a)	31,326	150,052
Premiere Global Services Inc. (a)	12,840	102,463
Shenandoah Telecommunications Co.	6,038	102,767
SureWest Communications	3,429	57,333
Towerstream Corp. (a)	8,274	41,287
USA Mobility Inc.	5,566	84,937
Vonage Holdings Corp. (a)	34,179	150,729

		3,345,425

Utilities (3.17%)
Allete Inc.	7,851	322,205
American States Water Co.	4,678	162,139
Artesian Resources Corp. Class A	1,686	30,382
Atlantic Power Corp.	16,956	258,070
Avista Corp.	14,206	364,952
Black Hills Corp.	9,689	291,542
Cadiz Inc. (a)	3,002	32,602
California Water Service Group	10,408	194,734
Central Vermont Public Service Corp.	3,227	116,656
CH Energy Group Inc.	3,826	203,773

See accompanying notes to financial statements.	45

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Chesapeake Utilities Corp.	2,308	$92,389
Cleco Corp.	15,080	525,538
Connecticut Water Service Inc.	2,224	56,890
Consolidated Water Co. Ltd.	3,594	33,388
Dynegy Inc. (a)	25,666	158,873
El Paso Electric Co.	10,432	336,954
Empire District Electric Co., The	10,330	198,956
Idacorp Inc.	12,255	484,072
Laclede Group Inc., The	5,588	211,394
MGE Energy Inc.	5,659	229,359
Middlesex Water Co.	3,953	73,447
New Jersey Resources Corp.	10,176	453,951
Nicor Inc.	11,288	617,905
Northwest Natural Gas Co.	6,575	296,730
NorthWestern Corp.	8,911	295,043
Ormat Technologies Inc.	4,405	96,954
Otter Tail Corp.	9,091	191,820
Pennichuck Corp.	1,170	33,638
Piedmont Natural Gas Company Inc.	17,605	532,727
PNM Resources Inc.	21,370	357,734
Portland General Electric Co.	18,537	468,615
SJW Corp.	3,348	81,156
South Jersey Industries Inc.	7,398	401,785
Southwest Gas Corp.	11,424	441,081
UIL Holdings Corp.	12,537	405,572
Unisource Energy Corp.	9,111	340,114
Unitil Corp.	2,623	68,985
WGL Holdings Inc.	12,552	483,126
York Water Co.	3,000	49,650

		9,994,901

Total Common Stocks (cost $265,776,529)		307,373,869

Registered Investment Companies (0.77%)
Financials (0.77%)
Apollo Investment Corp.	48,429	494,462
Arlington Asset Investment Corp. Class A	1,537	48,246
BlackRock Kelso Capital Corp.	17,710	158,859
Capital Southwest Corp.	757	69,848
Fifth Street Finance Corp.	16,542	191,887
Gladstone Capital Corp.	5,050	46,662
Gladstone Investment Corp.	5,110	36,485
Golub Capital BDC LLC Inc.	2,651	39,579
Harris & Harris Group Inc. (a)	8,000	41,040
Hercules Technology Growth Capital Inc.	10,948	115,173
Kohlberg Capital Corp.	4,761	37,850
Main Street Capital Corp.	5,000	94,750
MCG Capital Corp.	18,458	112,225
Medallion Financial Corp.	3,600	35,100
MVC Capital Inc.	5,754	76,125
NGP Capital Resources Co.	5,276	43,263
PennantPark Investment Corp.	10,990	123,198
Prospect Capital Corp.	24,124	243,894

	Shares	Value
Registered Investment Companies (Cont.)
Financials (Cont.)
Solar Capital Ltd.	9,100	$224,679
THL Credit Inc.	2,262	29,406
TICC Capital Corp.	7,600	72,960
Triangle Capital Corp.	4,657	85,968

		2,421,659

Total Registered Investment Companies (cost $2,928,500)		2,421,659

Short-term Investments (1.50%)
JPMorgan U.S. Government Money Market Fund	4,046,601	4,046,601

	Principal amount	Value

U.S. Treasury Bill (b) 0.050%, 11/17/2011	$680,000	$679,856

Total Short-term Investments (cost $4,726,469)		4,726,457

TOTAL INVESTMENTS (99.83%) (cost $273,431,498)		314,521,985
OTHER ASSETS, NET OF LIABILITIES (0.17%)		548,434

NET ASSETS (100.00%)		$315,070,419

(a) Non-income producing security.

(b) At June 30, 2011, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

46	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (a) (97.53%)
Australia (8.48%)
AGL Energy Ltd.	8,858	$139,430
Alumina Ltd.	46,649	106,840
Amcor Ltd.	23,441	181,643
AMP Ltd.	53,635	282,063
Asciano Ltd.	57,275	101,261
ASX Ltd.	3,342	109,495
Australia & New Zealand Banking Group Ltd.	49,786	1,180,168
Bendigo and Adelaide Bank Ltd.	7,024	66,981
BGP Holdings PLC (b) (c)	183,756	0
BHP Billiton Ltd.	61,616	2,912,027
BlueScope Steel Ltd.	35,892	46,709
Boral Ltd.	13,782	65,342
Brambles Ltd.	27,937	217,214
Caltex Australia Ltd.	2,519	31,962
CFS Retail Property Trust	35,298	68,806
Coca-Cola Amatil Ltd.	10,924	134,036
Cochlear Ltd.	1,111	85,989
Commonwealth Bank of Australia	29,708	1,673,161
Computershare Ltd.	8,717	83,265
Crown Ltd.	8,609	82,757
CSL Ltd.	10,317	366,728
Dexus Property Group	95,444	90,424
Echo Entertainment Group Ltd. (b)	13,007	57,337
Fairfax Media Ltd.	44,224	46,685
Fortescue Metals Group Ltd.	23,621	162,075
Foster’s Group Ltd.	36,946	204,492
Goodman Group	132,262	100,268
GPT Group	33,723	114,633
Harvey Norman Holdings Ltd.	10,827	28,991
Iluka Resources Ltd.	8,043	145,492
Incitec Pivot Ltd.	30,761	128,111
Insurance Australia Group Ltd.	40,057	146,447
James Hardie Industries SE CDI (b)	8,492	53,802
Leighton Holdings Ltd.	2,900	65,418
Lend Lease Corp. Ltd.	10,208	98,582
Lynas Corporation Ltd. (b) (c)	32,459	68,932
Macarthur Coal Ltd.	3,053	36,017
Macquarie Group Ltd.	6,699	225,994
MAP Group	7,407	26,599
Metcash Ltd.	14,152	63,158
Mirvac Group	66,941	90,035
National Australia Bank Ltd.	41,606	1,150,299
Newcrest Mining Ltd.	14,664	594,181
Onesteel Ltd.	26,354	52,629
Orica Ltd.	6,995	202,795
Origin Energy Ltd.	20,402	346,890
OZ Minerals Ltd.	6,252	88,965
Paladin Energy Ltd. (b)	12,671	34,540
Qantas Airways Ltd. (b)	21,256	42,173
QBE Insurance Group Ltd.	20,233	375,525
QR National Ltd. (b)	32,682	118,936
Ramsay Health Care Ltd.	2,424	47,356
Rio Tinto Ltd.	8,361	748,382
Santos Ltd.	16,774	244,575
Sims Metal Management Ltd.	3,200	60,843

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Sonic Healthcare Ltd.	7,081	$97,990
SP Ausnet	29,743	30,168
Stockland	45,643	167,418
Suncorp Group Ltd.	24,550	214,588
Tabcorp Holding Ltd.	13,007	46,013
Tatts Group Ltd.	25,958	67,020
Telstra Corp. Ltd.	84,156	261,505
Toll Holdings Ltd.	12,395	64,662
Transurban Group	24,693	138,703
Wesfarmers Ltd.	19,228	658,979
Wesfarmers Ltd. PPS	2,841	98,520
Westfield Group	42,088	392,283
Westfield Retail Trust	55,498	161,774
Westpac Banking Corp.	57,703	1,384,397
Woodside Petroleum Ltd.	11,938	526,669
Woolworths Ltd.	23,327	696,001
WorleyParsons Ltd.	3,758	114,420

		19,118,568

Austria (0.33%)
Erste Group Bank AG	3,666	192,000
Immoeast Interim Shares (b) (c)	8,216	0
Immofinanz AG (b)	17,968	76,611
Immofinanz AG Interim Shares (b) (c)	7,204	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,318	57,383
OMV AG	2,865	125,162
Raiffeisen Bank International AG	925	47,648
Telekom Austria AG	6,495	82,800
Vienna Insurance Group AG Wiener Versicherung Gruppe	730	40,101
VoestAlpine AG	2,100	115,825

		737,530

Belgium (0.93%)
Ageas	42,227	114,377
Anheuser-Busch InBev NV	15,410	894,356
Bekaert NV	748	56,957
Belgacom SA	2,887	102,872
Colruyt SA	1,486	74,390
Delhaize Group	1,964	147,370
Dexia SA (b)	11,497	35,800
Groupe Bruxelles Lambert SA	1,544	137,163
KBC GROEP NV	3,112	122,112
Mobistar SA	573	43,466
Solvay SA	1,132	174,776
UCB SA	1,885	84,702
Umicore SA	2,161	117,866

		2,106,207

Denmark (1.03%)
A P Moller-Maersk A/S Class A	11	91,120
A P Moller-Maersk A/S Class B	26	224,458
Carlsberg A/S Class B	2,046	222,774

See accompanying notes to financial statements.	47

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Coloplast A/S Class B	423	$64,325
Danske Bank A/S (b)	12,508	231,497
DSV A/S	3,960	95,058
Novo Nordisk A/S Class B	8,036	1,006,744
Novozymes A/S B Shares	882	143,710
Pandora A/S	1,127	35,561
TDC A/S (b)	7,113	64,935
Tryg A/S	462	26,679
Vestas Wind Systems A/S (b)	3,873	89,907
William Demant Holding A/S (b)	420	37,931

		2,334,699

Finland (0.95%)
Elisa OYJ	2,608	56,129
Fortum OYJ	8,581	248,808
Kesko OYJ	1,244	57,855
Kone Corp. OYJ Class B	2,981	187,276
Metso OYJ	2,422	137,687
Neste Oil OYJ	2,575	40,395
Nokia OYJ	71,824	463,315
Nokian Renkaat OYJ	2,041	102,486
Orion OYJ Class B	1,774	45,758
Outokumpu OYJ	2,280	30,213
Pohjola Bank PLC	2,708	35,031
Rautaruukki OYJ	1,714	38,741
Sampo OYJ A Shares	8,134	262,603
Sanoma OYJ	1,601	29,707
Stora Enso OYJ R Shares	11,310	118,771
UPM-Kymmene OYJ	9,966	182,339
Wartsila OYJ Class B	3,221	108,918

		2,146,032

France (10.01%)
Accor SA	2,885	129,068
Aeroports de Paris (ADP)	661	62,156
Air France-KLM (b)	2,563	39,363
Air Liquide SA	5,452	781,065
Alcatel-Lucent (b)	44,310	255,697
Alstom SA	3,970	244,531
ANF Immobilier	18	850
Arkema	1,063	109,332
Atos Origin SA	891	50,331
AXA SA	33,377	757,663
BNP Paribas SA	18,390	1,418,034
Bouygues SA	4,553	200,214
Bureau Veritas SA	1,044	88,162
Cap Gemini SA	2,819	165,074
Carrefour SA (b)	11,086	455,740
Casino Guichard Perrachon SA	1,082	101,979
Christian Dior SA	1,047	164,530
Cie Generale des Etablissements Michelin Class B	3,514	344,160
CNP Assurances	2,948	64,179
Compagnie de Saint-Gobain	7,612	493,395
Compagnie Generale de Geophysique-Veritas (b)	2,735	100,236

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Credit Agricole SA	19,155	$287,772
DANONE SA	11,187	835,144
Dassault Systemes SA	1,150	97,797
Edenred	3,060	93,302
Eiffage SA	792	52,353
Electricite de France	4,598	180,264
Eramet	97	32,093
Essilor International SA	3,858	313,033
Eurazeo	596	43,463
European Aeronautic Defence and Space Co. NV	7,836	262,252
Eutelsat Communications	1,935	87,115
Fonciere des Regions	533	56,459
France Telecom SA	35,551	755,938
GDF Suez	23,763	868,480
Gecina SA	421	58,823
Groupe Eurotunnel SA	10,072	112,705
ICADE	451	55,557
Iliad SA	364	48,848
Imerys SA	652	45,865
JC Decaux SA (b)	1,333	42,775
Klepierre	1,999	82,536
Lafarge SA	3,824	243,663
Lagardere SCA	2,310	97,754
Legrand SA	3,780	159,110
L’Oreal SA	4,602	597,220
LVMH Moet Hennessy Louis Vuitton SA	4,708	846,014
M6 Metropole Television SA	1,068	24,723
Natixis	16,715	83,866
Neopost SA	631	54,215
Pernod Ricard SA	3,802	374,976
Peugeot SA	2,951	132,386
PPR SA	1,452	258,609
Publicis Groupe	2,385	133,140
Renault SA	3,668	217,624
Safran SA	3,239	138,211
Sanofi	21,385	1,720,222
Schneider Electric SA	4,695	783,932
SCOR SE	3,304	93,778
SES FDR	5,664	159,112
Societe BIC SA	554	53,518
Societe Generale	12,765	756,020
Societe Television Francaise 1	2,151	39,238
Sodexo	1,805	141,392
STMicroelectronics NV	12,436	123,784
Suez Environnement Co.	5,441	108,429
Technip SA	1,885	202,056
Thales SA	1,932	83,205
Total SA	40,557	2,344,741
Unibail-Rodamco SE	1,758	406,187
Vallourec SA	2,148	261,875
Veolia Environnement	7,202	202,907
Vinci SA	8,522	546,920
Vivendi	23,630	658,638
Wendel	630	77,366

		22,563,164

48	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (8.31%)
Adidas AG	4,002	$317,285
Allianz SE Reg.	8,712	1,214,860
Axel Springer AG	771	38,124
BASF SE	17,628	1,727,920
Bayer AG	15,872	1,274,784
Bayerische Motoren Werke (BMW) AG	6,326	631,708
Beiersdorf AG	1,955	127,019
Brenntag AG	643	74,787
Celesio AG	1,666	33,266
Commerzbank AG (b)	68,317	294,253
Continental AG (b)	1,536	161,853
Daimler AG Registered Shares	17,381	1,310,727
Deutsche Bank AG Reg.	17,830	1,052,336
Deutsche Boerse AG	3,726	282,913
Deutsche Lufthansa AG Reg.	4,325	94,203
Deutsche Post AG	16,133	310,151
Deutsche Telekom AG	53,724	838,317
E.On AG	34,540	981,778
Fraport AG	731	58,735
Fresenius Medical Care AG & Co. KGaA	3,773	282,201
Fresenius SE & Co. KGaA	2,184	227,967
GEA Group AG	3,354	120,125
Hannover Rueckversicherung AG Reg.	1,196	62,199
HeidelbergCement AG	2,695	172,361
Henkel AG & Co. KGaA	2,455	140,896
Hochtief AG	815	68,102
Infineon Technologies AG	20,764	233,308
K+S Group AG	3,307	253,939
Kabel Deutschland Holding AG (b)	1,384	85,255
Lanxess AG	1,600	131,246
Linde AG	3,243	568,972
MAN AG	737	98,168
MAN SE New	1,300	174,852
Merck KGaA	1,229	133,628
Metro AG	2,527	153,030
Muenchener Rueckversicherungs Gesellschaft AG Reg.	3,606	550,474
QIAGEN NV (b)	4,488	86,066
RWE AG	8,027	445,958
Salzgitter AG	753	57,413
SAP AG	17,651	1,070,150
Siemens AG Reg.	15,788	2,169,599
Suedzucker AG	1,221	43,476
ThyssenKrupp AG	6,430	334,088
TUI AG (b)	2,691	29,249
United Internet AG Reg.	2,199	46,229
Volkswagen AG	549	100,989
Wacker Chemie AG	301	65,016

		18,729,975

Greece (0.22%)
Alpha Bank AE (b)	9,983	50,273
Bank of Cyprus Public Co. Ltd.	16,344	48,189

	Shares	Value
Common Stocks (Cont.)
Greece (Cont.)
Coca-Cola Hellenic Bottling Co. SA (b)	3,442	$92,455
EFG Eurobank Ergasias (b)	6,342	29,749
Hellenic Telecommunications Organization SA	4,860	45,345
National Bank of Greece SA (b)	18,232	131,105
OPAP SA	4,278	66,814
Public Power Corp. SA	2,317	33,221

		497,151

Hong Kong (2.67%)
AIA Group Ltd. (b)	150,600	525,215
ASM Pacific Technology Ltd.	3,600	49,499
Bank of East Asia Ltd.	29,317	120,698
BOC Hong Kong Holdings Ltd.	71,500	208,277
Cathay Pacific Airways Ltd.	23,494	54,653
Cheung Kong Holdings Ltd.	26,364	387,156
Cheung Kong Infrastructure Holdings Ltd.	9,175	47,734
CLP Holdings Ltd.	37,005	328,274
Esprit Holdings Ltd.	23,659	73,923
Foxconn International Holdings Ltd. (b)	42,000	18,531
Galaxy Entertainment Group Ltd. (b)	23,880	51,121
Hang Lung Group Ltd.	17,000	107,945
Hang Lung Properties Ltd.	47,000	193,247
Hang Seng Bank Ltd.	14,743	235,834
Henderson Land Development Co. Ltd.	20,881	135,028
Hong Kong & China Gas Co. Ltd.	90,499	205,877
Hong Kong Exchanges & Clearing Ltd.	19,600	412,714
Hopewell Holdings Ltd.	10,500	33,309
Hutchison Whampoa Ltd.	40,700	440,982
Hysan Development Co. Ltd.	11,856	58,816
Kerry Properties Ltd.	13,657	66,010
Li & Fung Ltd.	109,240	218,337
Lifestyle International Holdings Ltd.	10,500	30,719
Link REIT, The	42,544	145,330
MTR Corp.	28,188	100,257
New World Development Co. Ltd.	46,238	70,199
NWS Holdings Ltd.	25,260	33,862
Orient Overseas International Ltd.	4,400	28,447
PCCW Ltd.	81,000	34,953
Power Assets Holdings Ltd.	26,982	204,331
Sands China Ltd. (b)	46,053	124,234
Shangri-La Asia Ltd.	26,283	64,525
Sino Land Co. Ltd.	49,874	80,214
SJM Holdings Ltd.	32,022	76,425
Sun Hung Kai Properties Ltd.	27,000	394,674
Swire Pacific Ltd. Class A	13,821	203,486
Wharf Holdings Ltd.	28,700	200,140
Wheelock and Co. Ltd.	18,000	72,403
Wing Hang Bank Ltd.	3,252	35,684
Wynn Macau Ltd.	29,936	98,227
Yue Yuen Industrial Holdings Ltd.	14,000	44,534

		6,015,824

See accompanying notes to financial statements.	49

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Ireland (0.25%)
CRH PLC (Dublin)	13,615	$301,735
Elan Corp. PLC (b)	9,533	109,421
Kerry Group PLC Class A	2,652	109,259
Ryanair Holdings PLC	7,328	37,369

		557,784

Israel (0.69%)
Bank Hapoalim B.M. (b)	20,381	101,875
Bank Leumi Le-Israel	22,984	108,678
Bezeq The Israeli Telecommunication Corporation Ltd.	33,862	85,729
Cellcom Israel Ltd.	971	27,092
Delek Group Ltd.	78	17,532
Elbit Systems Ltd.	455	21,631
Israel Chemicals Ltd.	8,329	132,915
Israel Corporation Ltd., The	45	49,199
Israel Discount Bank Class A (b)	14,983	29,540
Makhteshim-Agan Industries Ltd. (b)	4,697	26,245
Mizrahi Tefahot Bank Ltd.	2,374	25,266
NICE Systems Ltd. (b)	1,215	43,929
Partner Communications Company Ltd.	1,670	25,183
Teva Pharmaceutical Industries Ltd.	18,033	869,718

		1,564,532

Italy (2.71%)
A2A SpA	20,416	31,799
Assicurazioni Generali SpA	22,416	472,584
Atlantia SpA	6,064	129,129
Autogrill SpA	2,144	28,155
Banca Carige SpA	12,622	28,583
Banca Monte Dei Paschi di Siena SpA	81,783	61,904
Banco Popolare Societa Cooperativa	33,734	77,690
Enel Green Power SpA (b)	33,575	92,601
Enel SpA	126,269	825,063
Eni SpA	46,099	1,092,497
EXOR SpA	1,287	40,253
Fiat Industrial SpA (b)	14,725	190,182
Fiat SpA	14,506	159,393
Finmeccanica SpA	7,705	93,228
Intesa Sanpaolo	192,169	511,703
Intesa Sanpaolo RSP	18,229	39,295
Luxottica Group SpA	2,164	69,480
Mediaset SpA	14,001	65,819
Mediobanca SpA	9,887	100,126
Parmalat SpA (b)	23,356	87,896
Pirelli & Co. SpA	4,795	51,852
Prysmian SpA	3,927	79,051
Saipem SpA	5,059	261,248
Snam Rete Gas SpA	30,777	182,169
Telecom Italia RNC SpA	116,518	135,554
Telecom Italia SpA	179,773	250,062
Tenaris SA	9,076	207,468
Terna - Rete Elettrica Nationale SpA	22,983	106,861

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
UBI Banca - Unione di Banche Italiane ScpA	14,865	$83,674
UniCredit SpA	259,877	550,086

		6,105,405

Japan (19.74%)
ABC-Mart Inc.	500	20,278
Advantest Corp.	2,800	51,546
Aeon Co. Ltd.	11,400	137,600
Aeon Credit Service Co. Ltd.	1,700	23,285
Aeon Mall Co. Ltd.	1,400	33,915
Air Water Inc.	2,769	33,357
Aisin Seiki Co. Ltd.	3,700	143,173
Ajinomoto Co. Inc.	13,000	154,334
Alfresa Holdings Corp.	800	31,091
All Nippon Airways Co. Ltd.	15,000	48,930
Amada Co. Ltd.	7,000	53,824
Aozora Bank Ltd.	11,000	25,498
Asahi Breweries Ltd.	7,300	147,048
Asahi Glass Co. Ltd.	19,000	222,343
Asahi Kasei Corp.	24,000	161,737
ASICS Corp.	3,000	44,779
Astellas Pharma Inc.	8,498	329,732
Bank of Kyoto Ltd., The	6,000	55,244
Bank of Yokohama Ltd., The	23,000	114,978
Benesse Holdings Inc.	1,300	55,850
Bridgestone Corp.	12,400	285,702
Brother Industries Ltd.	4,300	63,605
Canon Inc.	21,700	1,032,189
Casio Computer Co. Ltd.	4,800	33,875
Central Japan Railway Co.	29	227,978
Chiba Bank Ltd., The	14,000	87,616
Chiyoda Corp.	3,077	35,469
Chubu Electric Power Co. Inc.	13,100	255,826
Chugai Pharmaceutical Co. Ltd.	4,300	70,510
Chugoku Bank Ltd., The	3,000	37,115
Chugoku Electric Power Company Inc., The	5,500	95,231
Citizen Holdings Co. Ltd.	4,800	28,733
Coca-Cola West Co. Ltd.	1,299	24,890
Cosmo Oil Co. Ltd.	11,000	31,316
Credit Saison Co. Ltd.	2,800	47,134
Dai Nippon Printing Co. Ltd.	11,000	123,974
Daicel Chemical Industries Ltd.	6,000	39,638
Daido Steel Co. Ltd.	5,000	33,447
Daihatsu Motor Co. Ltd.	4,000	68,075
Dai-ichi Life Insurance Company Ltd.	173	242,604
Daiichi Sankyo Co. Ltd.	12,840	250,907
Daikin Industries Ltd.	4,600	163,053
Dainippon Sumitomo Pharma Co. Ltd.	3,000	28,509
Daito Trust Construction Co. Ltd.	1,400	118,860
Daiwa House Industry Co. Ltd.	9,000	113,568
Daiwa Securities Group Inc.	32,000	140,989
DeNA Co. Ltd.	1,900	81,712
Denki Kagaku Kogyo KK	9,000	43,390
Denso Corp.	9,300	345,890

50	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Dentsu Inc.	3,516	$104,075
East Japan Railway Co.	6,513	373,005
Eisai Co. Ltd.	4,800	187,276
Electric Power Development Co. Ltd.	2,300	62,168
Elpida Memory Inc. (b)	3,500	41,226
FamilyMart Co. Ltd.	1,200	44,061
Fanuc Corp.	3,700	618,725
Fast Retailing Co. Ltd.	1,000	161,728
Fuji Electric Co. Ltd.	10,000	31,240
Fuji Heavy Industries Ltd.	11,000	85,481
FUJIFILM Holdings Corp.	8,900	277,582
Fujitsu Ltd.	36,000	205,772
Fukuoka Financial Group Inc.	15,000	62,694
Furukawa Electric Co. Ltd.	12,000	50,101
Gree Inc. (b)	1,779	38,890
GS Yuasa Corp.	7,000	46,718
Gunma Bank Ltd.	7,000	36,998
Hachijuni Bank Ltd., The	8,549	48,036
Hakuhodo DY Holdings Inc.	490	26,168
Hamamatsu Photonics K.K.	1,293	55,905
Hino Motors Ltd.	5,000	29,198
Hirose Electric Co. Ltd.	600	61,505
Hiroshima Bank Ltd., The	10,000	43,640
Hisamitsu Pharmaceutical Co. Inc.	1,200	51,121
Hitachi Chemical Co. Ltd.	2,100	41,662
Hitachi Construction Machinery Co. Ltd.	2,100	47,077
Hitachi High-Technologies Corp.	1,200	26,293
Hitachi Ltd.	87,000	516,345
Hitachi Metals Ltd.	3,000	42,392
Hokkaido Electric Power Co. Inc.	3,600	59,882
Hokuhoku Financial Group Inc.	24,000	47,541
Hokuriku Electric Power Co.	3,500	66,791
Honda Motor Co. Ltd.	31,300	1,205,893
Hoya Corp.	8,300	183,750
Ibiden Co. Ltd.	2,300	72,008
Idemitsu Kosan Co. Ltd.	400	42,689
IHI Corp.	25,000	64,599
INPEX Corp.	42	310,514
Isetan Mitsukoshi Holdings Ltd.	7,240	70,929
Isuzu Motors Ltd.	23,000	108,880
Itochu Corp.	28,900	300,585
Itochu Techno-Solutions Corp.	600	21,299
Iyo Bank Ltd., The	5,000	46,030
J. Front Retailing Co. Ltd.	9,600	42,410
Japan Petroleum Exploration Co.	600	28,168
Japan Prime Realty Investment Corp.	13	34,427
Japan Real Estate Investment Corp.	9	88,550
Japan Retail Fund Investment Corp.	31	47,772
Japan Steel Works Ltd., The	6,000	41,129
Japan Tobacco Inc.	86	331,966
JFE Holdings Inc.	8,800	242,014
JGC Corp.	4,000	109,588
Joyo Bank Ltd., The	13,000	54,616
JS Group Corp.	5,100	131,544
JSR Corp.	3,500	67,841

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
JTEKT Corp.	4,300	$63,360
Jupiter Telecommunications Co. Ltd.	33	36,920
JX Holdings Inc.	43,100	289,892
Kajima Corp.	17,000	48,771
Kamigumi Co. Ltd.	5,000	46,729
Kaneka Corp.	5,000	32,853
Kansai Electric Power Company Inc., The	14,400	286,757
Kansai Paint Co. Ltd.	4,000	36,445
Kao Corp.	10,300	270,830
Kawasaki Heavy Industries Ltd.	27,000	107,575
Kawasaki Kisen Kaisha Ltd.	15,000	52,442
KDDI Corp.	56	402,916
Keikyu Corp.	9,000	64,899
Keio Corp.	11,000	60,672
Keisei Electric Railway Co. Ltd.	5,000	29,590
Keyence Corp.	770	218,627
Kikkoman Corp.	3,000	31,617
Kinden Corp.	3,000	25,667
Kintetsu Corp.	32,000	102,766
Kirin Holdings Co. Ltd.	16,000	223,055
Kobe Steel Ltd.	48,000	109,155
Koito Manufacturing Company Ltd.	1,924	33,623
Komatsu Ltd.	18,200	568,261
Konami Corp.	1,700	40,266
Konica Minolta Holdings Inc.	9,000	75,172
Kubota Corp.	22,000	195,174
Kuraray Co. Ltd.	6,600	96,690
Kurita Water Industries Ltd.	2,200	65,632
Kyocera Corp.	2,900	295,272
Kyowa Hakko Kirin Co. Ltd.	5,000	47,695
Kyushu Electric Power Co. Inc.	7,700	138,643
Lawson Inc.	1,200	62,953
Mabuchi Motor Co. Ltd.	500	25,234
Makita Corp.	2,200	102,518
Marubeni Corp.	32,000	212,666
Marui Group Co. Ltd.	4,400	33,416
Maruichi Steel Tube Ltd.	1,000	24,791
Mazda Motor Corp. (b)	29,000	76,421
McDonald’s Holdings Company Ltd. (Japan)	1,300	33,054
MEDIPAL HOLDINGS CORP.	2,900	25,703
MEIJI Holdings Company Ltd.	1,368	57,677
Minebea Co. Ltd.	7,000	37,348
Miraca Holdings Inc.	1,090	44,163
Mitsubishi Chemical Holdings Corp.	26,000	184,239
Mitsubishi Corp.	26,000	649,424
Mitsubishi Electric Corp.	37,000	429,796
Mitsubishi Estate Co. Ltd.	24,000	421,199
Mitsubishi Gas Chemical Co. Inc.	8,000	58,612
Mitsubishi Heavy Industries Ltd.	58,000	272,729
Mitsubishi Logistics Corp.	2,000	22,499
Mitsubishi Materials Corp.	21,000	66,166
Mitsubishi Motors Corp. (b)	75,968	92,682
Mitsubishi Tanabe Pharma Corp.	4,300	71,967
Mitsubishi UFJ Financial Group Inc.	244,200	1,190,069

See accompanying notes to financial statements.	51

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,160	$44,893
Mitsui & Co. Ltd.	33,300	575,761
Mitsui Chemicals Inc.	16,000	58,302
Mitsui Engineering & Shipbuilding Co. Ltd.	14,000	30,570
Mitsui Fudosan Co. Ltd.	16,000	275,566
Mitsui OSK Lines Ltd.	22,000	118,377
Mitsui Sumitomo Insurance Group Holdings Inc.	10,900	255,134
Mizuho Financial Group Inc.	392,129	644,514
Mizuho Securities Co. Ltd. (b)	12,000	28,921
Mizuho Trust & Banking Co. Ltd.	28,000	24,808
Murata Manufacturing Co. Ltd.	3,900	260,748
Nabtesco Corp.	1,945	47,118
Namco Bandai Holdings Inc.	4,000	48,150
NEC Corp. (b)	51,000	116,462
NGK Insulators Ltd.	5,000	93,148
NGK Spark Plug Co. Ltd.	3,000	41,452
NHK Spring Co. Ltd.	3,000	30,678
Nidec Corp.	2,100	196,057
Nikon Corp.	6,500	153,714
Nintendo Co. Ltd.	1,900	356,798
Nippon Building Fund Inc.	11	107,493
Nippon Electric Glass Co. Ltd.	7,500	96,234
Nippon Express Co. Ltd.	16,000	64,834
Nippon Meat Packers Inc.	3,000	43,035
Nippon Paper Group Inc.	2,000	44,378
Nippon Sheet Glass Co. Ltd.	17,000	52,857
Nippon Steel Corp.	98,000	317,927
Nippon Telegraph & Telephone Corp.	9,213	444,360
Nippon Yusen Kabushiki Kaish	29,000	107,745
Nishi-Nippon City Bank Ltd., The	12,000	35,446
Nissan Motor Co. Ltd.	47,700	501,289
Nisshin Seifun Group Inc.	3,800	47,495
Nisshin Steel Co. Ltd.	12,000	22,950
Nissin Foods Holdings Co. Ltd.	1,100	40,071
Nitori Holdings Co. Ltd.	700	66,437
Nitto Denko Corp.	3,200	162,596
NKSJ Holdings Inc.	29,000	191,405
NOK Corp.	2,000	34,275
Nomura Holdings Inc.	67,700	334,078
Nomura Real Estate Holdings Inc.	1,800	30,012
Nomura Real Estate Office Fund Inc.	5	33,103
Nomura Research Institute Ltd.	2,000	43,808
NSK Ltd.	9,000	89,849
NTN Corp.	9,000	51,270
NTT Data Corp.	25	83,084
NTT DoCoMo Inc.	294	525,067
NTT Urban Development Corp.	23	19,730
Obayashi Corp.	12,000	52,413
Odakyu Electric Railway Co. Ltd.	12,000	95,281
Oji Paper Co. Ltd.	16,000	76,737
Olympus Corp.	4,100	138,342
Omron Corp.	4,000	111,233
Ono Pharmaceutical Co. Ltd.	1,600	85,597
Oracle Corp. Japan	700	30,506

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Oriental Land Co. Ltd.	900	$76,345
Orix Corp.	2,020	196,489
Osaka Gas Co. Ltd.	37,000	140,345
OTSUKA Corp.	300	18,678
Otsuka Holdings Co. Ltd.	4,831	127,831
Panasonic Corp.	42,500	519,744
Rakuten Inc.	138	142,833
Resona Holdings Inc.	36,595	172,173
Ricoh Co. Ltd.	13,000	144,214
RINNAI Corp.	600	43,329
Rohm Co. Ltd.	1,900	109,006
Sankyo Co. Ltd.	1,000	51,668
Santen Pharmaceutical Co. Ltd.	1,400	56,756
SBI Holdings Inc.	400	37,172
Secom Co. Ltd.	4,000	191,786
Sega Sammy Holdings Inc.	4,126	79,759
Seiko Epson Corp.	2,600	45,068
Sekisui Chemical Co. Ltd.	8,000	68,353
Sekisui House Ltd.	11,000	102,422
Seven & I Holdings Co. Ltd.	14,480	389,425
Seven Bank Ltd.	11	21,981
Sharp Corp.	19,000	173,395
Shikoku Electric Power Co. Inc.	3,600	81,752
Shimadzu Corp.	4,000	36,637
Shimamura Co. Ltd.	400	38,131
Shimano Inc.	1,400	77,020
Shimizu Corp.	11,000	45,843
Shin-Etsu Chemical Co. Ltd.	7,900	423,454
Shinsei Bank Ltd.	26,000	26,007
Shionogi & Co. Ltd.	5,700	93,341
Shiseido Co. Ltd.	6,900	128,796
Shizuoka Bank Ltd., The	12,000	110,339
Showa Denko K.K.	28,000	58,000
Showa Shell Sekiyu K.K.	3,400	31,577
SMC Corp.	1,000	180,270
Softbank Corp.	16,600	628,680
Sojitz Corp.	25,200	47,204
Sony Corp.	19,300	509,235
Sony Financial Holdings Inc.	3,400	61,471
Square Enix Holdings Co. Ltd.	1,200	21,597
Stanley Electric Co. Ltd.	2,800	49,153
SUMCO Corp. (b)	2,300	38,940
Sumitomo Chemical Co. Ltd.	30,000	149,793
Sumitomo Corp.	21,600	293,852
Sumitomo Electric Industries Ltd.	14,300	208,575
Sumitomo Heavy Industries Ltd.	10,000	69,799
Sumitomo Metal Industries Ltd.	64,000	143,773
Sumitomo Metal Mining Co. Ltd.	10,000	164,292
Sumitomo Mitsui Financial Group Inc.	25,889	798,279
Sumitomo Mitsui Trust Holdings Inc.	61,000	212,325
Sumitomo Realty & Development Co. Ltd.	7,000	156,447
Sumitomo Rubber Industries Ltd.	3,500	42,354
Suruga Bank Ltd.	3,000	26,155
Suzuken Co. Ltd.	1,280	29,529
Suzuki Motor Corp.	6,498	146,475

52	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sysmex Corp.	1,400	$52,657
T&D Holdings Inc.	5,550	132,102
Taisei Corp.	19,000	43,603
Taisho Pharmaceutical Co. Ltd.	2,000	45,059
Taiyo Nippon Sanso Corp.	5,000	39,820
Takashimaya Co. Ltd.	5,000	34,495
Takeda Pharmaceutical Co. Ltd.	15,200	702,497
TDK Corp.	2,400	132,387
Teijin Ltd.	18,000	79,341
Terumo Corp.	3,200	173,231
THK Co. Ltd.	2,400	61,336
Tobu Railway Co. Ltd.	19,000	79,977
Toho Co. Ltd.	2,200	36,530
Toho Gas Co. Ltd.	8,000	43,292
Tohoku Electric Power Co. Inc.	8,700	125,546
Tokio Marine Holdings Inc.	13,900	389,122
Tokyo Electric Power Company Inc., The	28,000	113,348
Tokyo Electron Ltd.	3,300	180,453
Tokyo Gas Co. Ltd.	49,000	221,154
Tokyu Corp.	22,000	91,464
Tokyu Land Corp.	8,000	33,989
TonenGeneral Sekiyu KK	5,000	61,502
Toppan Printing Co. Ltd.	11,000	85,344
Toray Industries Inc.	28,000	206,757
Toshiba Corp.	77,000	405,971
Tosoh Corp.	10,000	40,157
Toto Ltd.	6,000	46,699
Toyo Seikan Kaisha Ltd.	2,800	47,143
Toyo Suisan Kaisha Ltd.	2,000	47,315
Toyoda Gosei Co. Ltd.	1,200	27,251
Toyota Boshoku Corp.	1,400	23,261
Toyota Industries Corp.	3,400	112,252
Toyota Motor Corp.	52,900	2,178,379
Toyota Tsusho Corp.	4,200	72,084
Trend Micro Inc.	2,000	62,135
Tsumura & Co.	1,100	35,166
UBE Industries Ltd.	19,000	57,202
Unicharm Corp.	2,200	96,117
Ushio Inc.	2,000	39,545
USS Co. Ltd.	420	32,581
West Japan Railway Co.	3,300	128,824
Yahoo Japan Corp.	272	93,608
Yakult Honsha Co. Ltd.	1,800	52,069
Yamada Denki Co. Ltd.	1,610	131,182
Yamaguchi Financial Group Inc.	4,000	37,317
Yamaha Corp.	2,900	33,073
Yamaha Motor Co. Ltd. (b)	5,400	99,185
Yamato Holdings Co. Ltd.	7,500	117,980
Yamato Kogyo Co. Ltd.	800	24,913
Yamazaki Baking Co. Ltd.	2,000	26,778
Yaskawa Electric Corp.	4,000	44,907
Yokogawa Electric Corp. (b)	4,200	35,846

		44,506,057

	Shares	Value
Common Stocks (Cont.)
Netherlands (2.72%)
Aegon NV (b)	33,077	$225,387
Akzo Nobel NV	4,429	279,827
ArcelorMittal	16,478	573,044
ASML Holding NV	8,325	307,065
Corio NV	1,163	77,022
Delta Lloyd NV	1,937	46,009
Fugro NV	1,297	93,420
Heineken Holding NV	2,185	111,858
Heineken NV	5,002	301,055
ING Groep NV (b)	73,488	905,630
Koninklijke Ahold NV	22,750	305,880
Koninklijke Boskalis Westminster NV CVA	1,394	65,960
Koninklijke DSM NV	2,982	193,521
Koninklijke KPN NV	30,164	438,734
Koninklijke Philips Electronics NV	18,920	486,245
Koninklijke Vopak NV	1,370	67,094
Randstad Holding NV	2,287	105,746
Reed Elsevier NV	13,033	175,082
SBM Offshore NV	3,176	83,975
TNT Express NV (b)	7,224	74,924
TNT NV	6,500	55,080
Unilever NV CVA	31,279	1,026,596
Wolters Kluwer - CVA	5,648	125,219

		6,124,373

New Zealand (0.12%)
Auckland International Airport Ltd.	18,043	33,315
Contact Energy Ltd. (b)	6,557	29,136
Fletcher Building Ltd.	13,097	93,717
Sky City Entertainment Group Ltd.	10,408	31,282
Telecom Corp. of New Zealand Ltd.	36,499	74,389

		261,839

Norway (0.88%)
Aker Solutions ASA	3,204	64,014
DnB NOR ASA	18,674	260,157
Gjensidige Forsikring ASA	3,900	48,090
Norsk Hydro ASA	17,941	137,339
Orkla ASA	14,531	138,343
Renewable Energy Corp. AS (b)	9,795	16,792
Seadrill Ltd.	5,945	209,019
Statoil ASA	21,431	542,547
Subsea 7 SA (b)	5,417	138,552
Telenor ASA	14,339	234,662
Yara International ASA	3,602	202,379

		1,991,894

Portugal (0.25%)
Banco Comercial Portugues SA - R (b)	61,865	36,798
Banco Espirito Santo SA Reg.	10,333	38,521
CIMPOR-Cimentos de Portugal SGPS SA	3,597	27,462

See accompanying notes to financial statements.	53

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Portugal (Cont.)
EDP Renovaveis SA (b)	4,124	$27,204
Energias de Portugal SA	36,544	129,689
Galp Energia SGPS SA B Shares	4,538	108,230
Jeronimo Martins SGPS SA	4,129	79,300
Portugal Telecom SGPS SA	12,899	126,807

		574,011

Singapore (1.69%)
Ascendas Real Estate Investment Trust	34,000	56,551
Capitaland Ltd.	50,000	118,781
Capitamall Trust	37,000	56,398
CapitaMalls Asia Ltd.	26,807	32,185
City Developments Ltd.	9,000	76,418
Comfortdelgro Corp. Ltd.	36,000	42,852
Cosco Corp. Singapore Ltd.	19,000	30,294
DBS Group Holdings Ltd.	33,411	399,671
Fraser and Neave Ltd.	17,894	84,546
Genting Singapore PLC (b)	118,000	186,042
Global Logistic Properties Ltd. (b)	35,726	60,019
Golden Agri-Resources Ltd.	125,330	69,627
Hutchison Port Holdings Trust (b)	100,000	84,500
Jardine Cycle & Carriage Ltd.	1,863	65,372
Keppel Corp. Ltd.	27,400	247,906
Keppel Land Ltd.	14,101	41,667
Neptune Orient Lines Ltd.	17,000	21,262
Noble Group Ltd.	72,800	117,234
Olam International Ltd.	24,798	55,126
Oversea-Chinese Banking Corporation Ltd.	47,907	365,930
Sembcorp Industries Ltd.	19,220	78,268
Sembcorp Marine Ltd.	15,800	68,376
Singapore Airlines Ltd.	10,267	118,832
Singapore Exchange Ltd.	17,000	104,463
Singapore Press Holdings Ltd.	30,000	95,341
Singapore Technologies Engineering Ltd.	29,000	71,210
Singapore Telecommunications Ltd.	153,450	395,523
StarHub Ltd.	12,000	27,290
United Overseas Bank Ltd.	24,881	399,468
UOL Group Ltd.	8,639	35,080
Wilmar International Ltd.	37,000	163,688
Yangzijiang Shipbuilding Holdings Ltd.	36,548	43,604

		3,813,524

Spain (3.52%)
Abertis Infraestructuras SA	7,096	158,380
Acciona SA	474	50,325
Acerinox SA	1,980	36,104
ACS Actividades de Construccion y Servicios SA	2,725	128,615
Amadeus IT Holding SA A Shares (b)	4,710	97,901
Banco Bilbao Vizcaya Argentaria SA	81,834	960,632
Banco de Sabadell SA	21,240	87,617
Banco Popular Espanol SA	18,414	103,607
Banco Santander SA (Madrid)	161,910	1,865,226

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Bankinter SA	4,050	$27,474
Criteria Caixacorp SA	15,967	111,184
Criteria Caixacorp SA Rights (b)	15,967	1,204
Enagas SA	3,355	81,239
Ferrovial SA	7,050	89,081
Fomento de Construcciones y Contratas SA	994	30,323
Gas Natural SDG SA	6,391	133,861
Grifols SA	2,785	55,869
Iberdrola Renovables SA	16,107	71,153
Iberdrola SA (b)	72,836	648,007
Indra Sistemas SA	1,989	41,029
Industria de Diseno Textil SA	4,174	380,309
International Consolidated Airlines Group SA (b)	17,929	72,732
Mapfre SA	13,820	51,275
Mapfre SA Interim Shares (b) (c)	354	1,314
Mediaset Espana Comunicacion SA	3,319	28,859
Red Electrica Corporacion SA	2,041	123,123
Repsol YPF SA	15,223	528,017
Telefonica SA	78,808	1,924,785
Zardoya Otis SA	2,594	38,113
Zardoya Otis SA Rights (b)	2,580	1,957

		7,929,315

Sweden (3.06%)
Alfa Laval AB	6,517	140,548
Assa Abloy AB Class B	5,996	161,162
Atlas Copco AB Class A	12,812	337,421
Atlas Copco AB Class B	7,514	177,262
Boliden AB	5,296	97,810
Electrolux AB Series B	4,525	108,220
Getinge AB B Shares	3,887	104,527
Hennes & Mauritz AB (H&M) B Shares	19,624	677,466
Hexagon AB B Shares	4,862	119,713
Holmen AB Class B	1,084	33,802
Husqvarna AB B Shares	8,301	55,000
Industrivarden AB C Shares	2,307	38,175
Investor AB B Shares	8,793	201,651
Kinnevik Investment AB B Shares	3,925	87,182
Millicom International Cellular SA SDR	1,435	150,344
Modern Times Group B Shares	896	59,260
Nordea Bank AB	50,557	542,982
Ratos AB B Shares	3,562	68,467
Sandvik AB	19,224	336,792
Scania AB Class B	6,159	142,968
Securitas AB Class B	5,922	62,700
Skandinaviska Enskilda Banken AB Class A	26,840	219,456
Skanska AB Class B	7,727	138,514
SKF AB B Shares	7,545	218,463
SSAB Svenskt Stal AB Series A	3,017	45,074
Svenska Cellulosa AB B Shares	11,122	156,815
Svenska Handelsbanken AB A Shares	9,368	288,839
Swedbank AB - A Shares	15,522	261,017

54	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Swedish Match AB	4,216	$141,557
Tele2 AB Class B	6,180	121,981
Telefonaktiebolaget LM Ericsson B Shares	57,764	831,542
TeliaSonera AB	41,584	305,040
Volvo AB B Shares	26,511	464,110

		6,895,860

Switzerland (8.18%)
ABB Ltd. Reg. (b)	42,062	1,092,868
Actelion Ltd. Reg. (b)	2,113	104,263
Adecco SA Reg. (b)	2,543	163,223
Aryzta AG	1,638	87,974
Baloise Holding AG Reg.	894	92,249
Compagnie Financiere Richemont SA Class A	10,022	656,772
Credit Suisse Group AG Reg. (b)	21,610	842,190
GAM Holding AG (b)	3,903	64,218
Geberit AG Reg. (b)	748	177,455
Givaudan SA Reg. (b)	160	169,259
Holcim Ltd. Reg. (b)	4,683	354,152
Julius Baer Group Ltd. (b)	4,001	165,273
Kuehne & Nagel International AG Reg.	1,048	159,217
Lindt & Spruengli AG	16	49,950
Lindt & Spruengli AG Reg.	2	72,985
Lonza Group AG Reg. (b)	979	76,698
Nestle SA Reg.	66,490	4,137,572
Novartis AG	44,786	2,744,805
Pargesa Holding SA	503	46,619
Roche Holding AG	13,483	2,257,333
Schindler Holding AG	932	113,355
Schindler Holding AG Reg.	401	48,732
SGS SA Reg	105	199,451
Sika AG	40	96,557
Sonova Holding AG Reg. (b)	949	88,667
Straumann Holding AG Reg.	153	36,897
Sulzer AG Reg.	461	75,166
Swatch Group AG Reg., The	842	75,704
Swatch Group AG, The	592	298,787
Swiss Life Holding AG Reg. (b)	586	96,105
Swiss Re Ltd. (b)	6,771	380,207
Swisscom AG	450	206,296
Syngenta AG Reg. (b)	1,816	613,718
Synthes Inc.	1,254	220,843
Transocean Ltd. (b)	6,126	399,931
UBS AG Reg. (b)	69,812	1,274,038
Zurich Financial Services AG (b)	2,795	707,246

		18,446,775

United Kingdom (20.79%)
3i Group PLC	18,448	83,307
Admiral Group PLC	3,937	104,990
Aggreko PLC	5,270	163,278
AMEC PLC	6,411	112,023
Anglo American PLC	25,338	1,256,611

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Antofagasta PLC	7,525	$168,396
ARM Holdings PLC	26,075	245,201
Associated British Foods PLC	6,686	116,323
AstraZeneca PLC	26,702	1,334,600
Autonomy Corp. PLC (b)	4,418	121,018
Aviva PLC	53,863	379,144
Babcock International Group PLC	7,033	80,424
BAE Systems PLC	64,948	332,252
Balfour Beatty PLC	13,210	65,495
Barclays PLC	222,017	910,792
BG Group PLC	65,001	1,475,908
BHP Billiton PLC	41,877	1,645,505
BP PLC	364,130	2,681,086
British American Tobacco PLC	38,327	1,680,700
British Land Co. PLC	16,173	158,124
British Sky Broadcasting Group PLC	21,706	294,683
BT Group PLC	148,667	482,038
Bunzl PLC	6,336	79,343
Burberry Group PLC	8,296	192,921
Cairn Energy PLC (b)	26,892	179,341
Capita Group PLC	11,695	134,321
Capital Shopping Centres Group PLC	10,742	68,917
Carnival PLC	3,519	136,354
Centrica PLC	98,756	512,788
Cobham PLC	22,761	77,249
Compass Group PLC	36,538	352,305
Diageo PLC	48,068	983,436
Essar Energy Ltd. PLC (b)	6,220	40,801
Eurasian Natural Resources Corp.	5,030	63,114
Experian PLC	19,030	242,402
Fresnillo PLC	3,434	77,356
G4S PLC	27,433	123,319
GlaxoSmithKline PLC	99,543	2,133,631
Glencore International PLC (b)	15,932	125,549
Hammerson PLC	13,360	103,289
Home Retail Group PLC	15,360	40,378
HSBC Holdings PLC	339,696	3,367,995
ICAP PLC	10,458	79,317
Imperial Tobacco Group PLC	19,548	650,801
Inmarsat PLC	8,616	76,983
InterContinental Hotels Group PLC	5,530	113,204
International Power PLC	29,510	152,412
Intertek Group PLC	3,014	95,519
Invensys PLC	15,644	80,920
Investec PLC	9,113	73,970
ITV PLC (b)	72,029	82,706
J Sainsbury PLC	22,870	121,148
Johnson Matthey PLC	4,169	131,653
Kazakhmys PLC	4,199	93,079
Kingfisher PLC	45,735	196,459
Land Securities Group PLC	14,796	202,410
Legal & General Group PLC	112,778	213,648
Lloyds Banking Group PLC (b)	786,551	618,098
London Stock Exchange Group PLC	2,778	47,329
Lonmin PLC	3,144	73,369
Man Group PLC	36,033	137,061

See accompanying notes to financial statements.	55

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Marks & Spencer Group PLC	30,194	$175,033
National Grid PLC	67,277	662,288
Next PLC	3,491	130,429
Old Mutual PLC	103,911	222,435
Pearson PLC	15,549	294,144
Petrofac Ltd.	5,077	123,457
Prudential PLC	48,733	562,711
Randgold Resources Ltd.	1,757	147,990
Reckitt Benckiser Group PLC	11,863	655,218
Reed Elsevier PLC	23,316	212,277
Resolution Ltd.	27,348	128,921
Rexam PLC	16,705	102,701
Rio Tinto PLC	27,772	2,005,298
Rolls-Royce Holdings PLC (b)	35,888	371,652
Royal Bank of Scotland Group PLC (b)	340,319	210,508
Royal Dutch Shell PLC Class A	68,380	2,433,205
Royal Dutch Shell PLC Class B	51,723	1,845,784
RSA Insurance Group PLC	67,418	145,825
SABMiller PLC	18,281	667,266
Sage Group PLC, The	25,250	117,062
Schroders PLC	2,153	53,456
Scottish & Southern Energy PLC	17,872	399,718
SEGRO PLC	14,566	73,032
Serco Group PLC	9,463	83,942
Severn Trent PLC	4,494	106,173
Shire Ltd.	10,753	336,211
Smith & Nephew PLC	17,226	184,605
Smiths Group PLC	7,547	145,575
Standard Chartered PLC	45,046	1,183,253
Standard Life PLC	43,988	148,676
Tesco PLC	154,441	997,840
Tui Travel PLC	9,731	35,024
Tullow Oil PLC	17,009	338,719
Unilever PLC	24,637	794,939
United Utilities Group PLC	13,279	127,718
Vedanta Resources PLC	2,224	74,761
Vodafone Group PLC	993,497	2,634,397
Weir Group PLC, The	4,048	138,186
Whitbread PLC	3,320	86,079
William Morrison Supermarkets PLC	43,389	207,528
Wolseley PLC	5,461	178,255
WPP PLC	24,026	300,994
Xstrata PLC	39,829	877,249

		46,887,327

Total Common Stocks
(cost $186,256,693)		219,907,846

Preferred Stocks (a) (0.53%)
Germany (0.53%)
Bayerische Moteren Werke (BMW) AG PFD	1,043	66,328
Henkel AG & Co. KGaA PFD	3,423	238,028
Porsche Automobil Holding SE PFD	2,899	229,956
ProSiebenSat.1 Media AG PFD (b)	1,508	42,932
RWE AG-Non Voting PFD	765	39,101

	Shares	Value
Preferred Stocks (Cont.)
Germany (Cont.)
Volkswagen AG PFD	2,776	$574,065

		1,190,410

Total Preferred Stocks
(cost $578,364)		1,190,410

Short-term Investments (0.18%)
State Street Institutional U.S. Government Money Market Fund	397,815	397,815

Total Short-term Investments
(cost $397,815)		397,815

TOTAL INVESTMENTS (98.24%)
(cost $187,232,872)		221,496,071
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (1.76%)		3,976,266

NET ASSETS (100.00%)		$225,472,337

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	At June 30, 2011, cash in the amount of $1,175,354 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR - Fiduciary Depository Receipt

SDR - Swedish Depository Receipt

56	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

INTERNATIONAL INDEX FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$69,261,357	31.27
British Pound	46,887,327	21.17
Japanese Yen	44,506,057	20.09
Australian Dollar	19,118,568	8.63
Swiss Franc	18,446,775	8.33
Swedish Krona	6,895,860	3.11
Hong Kong Dollar	6,015,824	2.72
Singapore Dollar	3,729,024	1.68
Danish Krone	2,334,699	1.05
Norwegian Krone	1,991,894	0.90
Israeli Shekel	1,564,532	0.71
United States Dollar	482,315	0.22
New Zealand Dollar	261,839	0.12

Total Investments	$221,496,071	100.00%

INTERNATIONAL INDEX FUND SECTOR

CLASSIFICATIONS

Sector	Value	%
Financials	$52,059,886	23.09
Industrials	28,472,303	12.63
Materials	24,995,268	11.09
Consumer Discretionary	23,260,271	10.32
Consumer Staples	22,444,548	9.95
Health Care	19,245,458	8.53
Energy	17,866,546	7.92
Telecommunication Services	12,059,020	5.35
Information Technology	10,388,751	4.61
Utilities	10,306,205	4.57

Total Stocks	221,098,256	98.06
Short-term Investments	397,815	0.18
Cash and Other Assets, Net of Liabilities	3,976,266	1.76

Net Assets	$225,472,337	100.00%

See accompanying notes to financial statements.	57

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

(Unaudited)

	Shares	Value
Registered Investment Companies (99.67%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	6,342,301	$71,224,034
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	18,642,116	115,581,121

Total Registered Investment Companies
(cost $202,948,450)		186,805,155

TOTAL INVESTMENTS (99.67%)
(cost $202,948,450)		186,805,155
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.33%)		623,522

NET ASSETS (100.00%)		$187,428,677

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

58	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (39.71%)
Aerospace/Defense (0.80%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$1,067,091
Northrop Grumman Corp.
3.700%, 08/01/2014	500,000	530,573
5.050%, 08/01/2019	500,000	538,782
Raytheon Co.
3.125%, 10/15/2020	1,500,000	1,408,184
Northrop Grumman Corp.
3.500%, 03/15/2021	500,000	474,464

		4,019,094

Agriculture, Foods, & Beverage (3.64%)
Hershey Co.
5.300%, 09/01/2011	500,000	503,902
General Mills Inc.
6.000%, 02/15/2012	500,000	516,964
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,040,921
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	527,764
Bottling Group LLC
4.625%, 11/15/2012	500,000	526,891
Kellogg Co.
5.125%, 12/03/2012	500,000	530,005
Kraft Foods Inc.
6.000%, 02/11/2013	500,000	539,136
Pepsico Inc.
4.650%, 02/15/2013	500,000	531,324
HJ Heinz Co.
5.350%, 07/15/2013	1,000,000	1,085,213
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	545,882
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,090,975
Hershey Co.
5.450%, 09/01/2016	500,000	574,855
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,146,042
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	562,688
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,318,190
Kraft Foods Inc.
6.125%, 02/01/2018	500,000	575,218
Pepsico Inc.
7.900%, 11/01/2018	500,000	644,376
Coca-Cola Co., The
3.150%, 11/15/2020	1,000,000	960,019
Kellogg Co.
4.000%, 12/15/2020	1,000,000	998,502
Campbell Soup Co.
4.250%, 04/15/2021	2,000,000	2,043,574
Hormel Foods Corp.
4.125%, 04/15/2021	1,000,000	1,021,440

		18,283,881

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (0.51%)
Daimler Chrysler North America
6.500%, 11/15/2013	$500,000	$556,242
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	1,995,472

		2,551,714

Banks (1.29%)
Royal Bank of Canada
5.650%, 07/20/2011	500,000	500,988
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,053,605
Wachovia Corp.
5.700%, 08/01/2013	500,000	543,216
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	553,976
US Bank NA
4.950%, 10/30/2014	500,000	547,092
Fifth Third Bank
4.750%, 02/01/2015	500,000	526,332
Wachovia Bank NA
5.600%, 03/15/2016	500,000	541,282
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	556,222
Wachovia Corp.
5.750%, 06/15/2017	500,000	555,930
KFW
4.875%, 06/17/2019	1,000,000	1,131,005

		6,509,648

Building Materials & Construction (1.41%)
Lafarge SA
6.150%, 07/15/2011	500,000	500,676
CRH America Inc.
5.625%, 09/30/2011	327,000	330,588
Cooper Industries Inc.
5.250%, 11/15/2012	1,000,000	1,058,857
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	524,842
CRH America Inc.
5.300%, 10/15/2013	1,000,000	1,070,132
Masco Corp.
4.800%, 06/15/2015	500,000	496,809
CRH America Inc.
6.000%, 09/30/2016	500,000	548,834
Masco Corp.
5.850%, 03/15/2017	500,000	497,492
Cooper US Inc.
3.875%, 12/15/2020	1,000,000	1,001,239
CRH America Inc.
5.750%, 01/15/2021	1,000,000	1,045,540

		7,075,009

See accompanying notes to financial statements.	59

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (1.64%)
E.I. du Pont de Nemours and Co.
5.000%, 01/15/2013	$167,000	$177,668
4.125%, 03/06/2013	500,000	526,907
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	535,672
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	546,900
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,144,101
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	568,507
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	576,980
PPG Industries Inc.
7.400%, 08/15/2019	500,000	594,072
3.600%, 11/15/2020	1,000,000	972,192
E.I. du Pont de Nemours and Co.
3.625%, 01/15/2021	1,000,000	970,685
Praxair Inc.
4.050%, 03/15/2021	1,000,000	1,021,850
Dow Chemical Co., The
7.375%, 11/01/2029	500,000	612,850

		8,248,384

Commercial Service/Supply (0.84%)
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	520,158
RR Donnelley & Sons Co.
4.950%, 04/01/2014	1,000,000	1,016,803
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	537,665
5.750%, 09/15/2017	500,000	547,050
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	581,940
4.300%, 06/01/2021	1,000,000	999,309

		4,202,925

Computer Software & Services (0.38%)
Microsoft Corp.
3.000%, 10/01/2020	2,000,000	1,897,572

Computers (0.82%)
International Business Machines Corp.
6.500%, 10/15/2013	500,000	560,789
5.700%, 09/14/2017	500,000	581,322
Hewlett-Packard Co.
3.750%, 12/01/2020	1,000,000	972,280
4.300%, 06/01/2021	2,000,000	2,019,554

		4,133,945

Consumer & Marketing (2.46%)
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	516,496
Clorox Co.
5.450%, 10/15/2012	1,000,000	1,055,274

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Avery Dennison Corp.
4.875%, 01/15/2013	$500,000	$524,222
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,119,467
Clorox Co.
5.000%, 01/15/2015	500,000	547,742
Procter & Gamble Co., The
3.150%, 09/01/2015	1,000,000	1,051,023
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,127,444
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	590,144
Danaher Corp.
5.625%, 01/15/2018	500,000	567,486
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,176,212
Colgate-Palmolive Co.
2.950%, 11/01/2020	1,000,000	952,026
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,122,799

		12,350,335

Electronic/Electrical Manufacturing (0.43%)
General Electric Co.
5.000%, 02/01/2013	500,000	530,700
Emerson Electric Co.
4.500%, 05/01/2013	500,000	532,350
4.750%, 10/15/2015	1,000,000	1,107,866

		2,170,916

Financial Services (2.51%)
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	501,515
American Express Co.
5.250%, 09/12/2011	500,000	504,310
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	1,075,294
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	544,317
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	543,714
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	554,034
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	553,463
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	546,782
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	582,948
John Deere Capital Corp.
2.800%, 09/18/2017	2,000,000	2,015,064
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	1,111,272
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,121,350

60	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	$1,000,000	$957,007
4.125%, 05/20/2021	2,000,000	1,986,620

		12,597,690

Forest Products & Paper (0.23%)
International Paper Co.
5.250%, 04/01/2016	500,000	540,166
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	606,597

		1,146,763

Health Care (4.82%)
Johnson & Johnson
5.150%, 08/15/2012	500,000	524,560
AstraZeneca PLC
5.400%, 09/15/2012	500,000	529,038
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	529,486
Wyeth
5.500%, 03/15/2013	500,000	539,402
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	532,269
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	1,058,599
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,105,735
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,086,363
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	1,088,619
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,118,844
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,086,707
Amgen Inc.
4.850%, 11/18/2014	500,000	558,803
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	556,852
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	1,096,045
Medtronic Inc.
4.750%, 09/15/2015	500,000	555,262
Abbott Laboratories
5.875%, 05/15/2016	750,000	873,382
Baxter International Inc.
5.900%, 09/01/2016	500,000	585,995
Eli Lilly & Co.
5.200%, 03/15/2017	2,000,000	2,265,802
Wyeth
5.450%, 04/01/2017	500,000	572,406
Amgen Inc.
5.850%, 06/01/2017	500,000	578,978
Johnson & Johnson
5.550%, 08/15/2017	500,000	579,826

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
AstraZeneca PLC
5.900%, 09/15/2017	$500,000	$582,675
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	588,269
Becton Dickinson & Co.
5.000%, 05/15/2019	1,000,000	1,092,368
Baxter International Inc.
4.500%, 08/15/2019	500,000	528,535
Becton Dickinson & Co.
3.250%, 11/12/2020	1,000,000	951,865
CR Bard Inc.
4.400%, 01/15/2021	1,000,000	1,029,919
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,017,241
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,000,111

		24,213,956

Machinery & Manufacturing (3.07%)
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	514,130
Covidien International
5.450%, 10/15/2012	500,000	529,131
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	531,948
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	808,218
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,112,264
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,086,400
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	552,134
Dover Corp.
4.875%, 10/15/2015	1,000,000	1,113,388
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,142,447
Caterpillar Inc.
5.700%, 08/15/2016	500,000	578,164
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,125,616
Honeywell International Inc.
5.300%, 03/15/2017	500,000	567,018
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	584,398
Covidien International
6.000%, 10/15/2017	500,000	584,348
United Technologies Corp.
5.375%, 12/15/2017	500,000	570,549
Dover Corp.
4.300%, 03/01/2021	1,000,000	1,031,219
Honeywell International Inc.
4.250%, 03/01/2021	1,000,000	1,028,851
Caterpillar Inc.
3.900%, 05/27/2021	1,000,000	1,000,131

See accompanying notes to financial statements.	61

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Parker Hannifin Corp.
3.500%, 09/15/2022	$1,000,000	$962,379

		15,422,733

Media & Broadcasting (0.76%)
Walt Disney Co., The
5.700%, 07/15/2011	1,000,000	1,001,440
Thomson Corp.
5.700%, 10/01/2014	1,000,000	1,119,692
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,158,548
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	558,289

		3,837,969

Mining & Metals (1.22%)
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	517,842
BHP Finance USA
4.800%, 04/15/2013	500,000	534,392
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,094,956
Alcan Inc.
5.000%, 06/01/2015	1,000,000	1,100,446
Alcoa Inc.
5.550%, 02/01/2017	500,000	531,995
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	568,449
Barrick NA Finance LLC (a)
4.400%, 05/30/2021	1,000,000	995,362
Alcoa Inc.
5.870%, 02/23/2022	750,000	768,536

		6,111,978

Oil & Gas (1.96%)
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	529,682
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	500,000	540,984
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	579,132
Apache Corp.
5.625%, 01/15/2017	500,000	576,619
Shell International Finance
5.200%, 03/22/2017	500,000	567,227
Canadian National Resources
5.700%, 05/15/2017	500,000	568,932
Weatherford International Inc.
6.350%, 06/15/2017	500,000	565,916
EOG Resources Inc.
5.875%, 09/15/2017	500,000	572,536
Husky Energy Inc.
6.200%, 09/15/2017	500,000	566,593
Encana Corp.
5.900%, 12/01/2017	500,000	567,453

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Chevron Corp.
4.950%, 03/03/2019	$1,000,000	$1,117,412
ConocoPhillips
6.000%, 01/15/2020	500,000	584,695
Trans-Canada Pipelines
3.800%, 10/01/2020	1,000,000	989,355
Apache Corp.
3.625%, 02/01/2021	500,000	487,604
Occidental Petroleum Corp.
4.100%, 02/01/2021	1,000,000	1,018,580

		9,832,720

Retailers (2.63%)
CVS Corp.
5.750%, 08/15/2011	500,000	502,874
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,035,570
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	529,832
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	1,069,874
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	1,063,777
Walgreen Co.
4.875%, 08/01/2013	500,000	541,227
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,128,824
Target Corp.
5.875%, 07/15/2016	1,000,000	1,169,141
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	576,646
McDonald’s Corp.
5.300%, 03/15/2017	500,000	571,914
Target Corp.
5.375%, 05/01/2017	500,000	571,360
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	561,588
Home Depot Inc.
3.950%, 09/15/2020	1,000,000	989,391
Wal-Mart Stores Inc.
3.250%, 10/25/2020	2,000,000	1,902,618
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,004,822

		13,219,458

Telecom & Telecom Equipment (1.89%)
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	520,636
Alltel Corp.
7.000%, 07/01/2012	500,000	530,415
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,060,446
Vodafone Group PLC
4.150%, 06/10/2014	500,000	536,470

62	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
BellSouth Corp.
5.200%, 09/15/2014	$1,000,000	$1,101,698
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,133,608
Vodafone Group PLC
5.450%, 06/10/2019	500,000	555,712
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,000,000	1,015,177
Vodafone Group PLC
4.375%, 03/16/2021	2,000,000	2,010,418
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,017,670

		9,482,250

Transportation (0.28%)
United Parcel Services Inc.
3.125%, 01/15/2021	1,500,000	1,424,546

Utilities & Energy (6.12%)
Commonwealth Edison Co.
5.400%, 12/15/2011	500,000	510,817
Appalachian Power Co.
5.650%, 08/15/2012	500,000	524,160
Northern States Power Co.
8.000%, 08/28/2012	500,000	540,952
Southern California Gas
4.800%, 10/01/2012	500,000	525,214
Georgia Power Co.
5.125%, 11/15/2012	200,000	211,338
Virginia Electric & Power
5.100%, 11/30/2012	500,000	529,545
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	1,062,353
Florida Power Corp.
4.800%, 03/01/2013	500,000	532,212
Public Service of Colorado
4.875%, 03/01/2013	500,000	532,998
Peoples Gas Light & Coke Co.
4.625%, 05/01/2013	500,000	526,129
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	1,061,500
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	533,351
PSI Energy
5.000%, 09/15/2013	1,000,000	1,077,979
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	1,091,665
Union Electric Co.
5.500%, 05/15/2014	500,000	539,818
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	1,093,369
Union Electric Co.
4.750%, 04/01/2015	500,000	537,704

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Commonwealth Edison Co.
4.700%, 04/15/2015	$500,000	$544,704
Southwestern Electric Power
5.375%, 04/15/2015	500,000	542,676
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	567,698
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	1,130,606
Virginia Electric & Power
5.400%, 01/15/2016	500,000	568,159
Ohio Power Co.
6.000%, 06/01/2016	500,000	573,375
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	571,471
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	574,532
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	569,056
Georgia Power Co.
5.700%, 06/01/2017	500,000	572,314
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,121,256
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	578,242
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,126,947
Union Electric Co.
6.400%, 06/15/2017	500,000	579,578
Florida Power Corp.
5.800%, 09/15/2017	500,000	581,092
Virginia Electric & Power
5.950%, 09/15/2017	500,000	583,772
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	574,913
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	567,574
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	525,576
Southern California Gas
5.450%, 04/15/2018	500,000	567,421
Pacificorp
5.650%, 07/15/2018	500,000	569,506
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	641,762
Alabama Power Co.
3.375%, 10/01/2020	1,000,000	966,509
Pacific Gas & Electric
3.500%, 10/01/2020	1,000,000	950,654
Kentucky Utilities
3.250%, 11/01/2020	1,000,000	956,532
Appalachian Power Co.
4.600%, 03/30/2021	500,000	503,563

See accompanying notes to financial statements.	63

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
San Diego Gas & Electric
6.000%, 06/01/2026	$500,000	$562,869
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,143,359

		30,746,820

Total Corporate Bonds
(cost $186,005,502)		199,480,306

Taxable Municipal Bonds (0.42%)
Illinois State
3.850%, 06/01/2013	1,000,000	1,028,490
Dartmouth College
4.750%, 06/01/2019	1,000,000	1,079,190

Total Taxable Municipal Bonds
(cost $1,985,880)		2,107,680

Commercial Mortgage-Backed Securities (0.84%)
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Class A4
4.367%, 03/15/2036	2,000,000	2,119,666
Morgan Stanley Capital Series
2004-T13 Class A4
4.660%, 09/13/2045	2,000,000	2,115,872

Total Commercial Mortgage-Backed Securities
(cost $3,902,041)		4,235,538

Government Agency Securities (b) (19.07%)
Agency Notes & Bonds (1.85%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,621,838
Federal National Mortgage Association
4.375%, 09/15/2012	1,500,000	1,572,380
5.500%, 05/10/2027	5,000,000	5,444,520
7.125%, 01/15/2030	500,000	665,280

		9,304,018

Mortgage-Backed Securities (17.22%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	241,154	260,599
5.000%, 09/01/2018	224,542	244,060
5.000%, 09/01/2018	142,772	154,284
4.500%, 11/01/2018	467,921	500,117
5.500%, 11/01/2018	147,967	160,578
5.000%, 01/01/2019	163,447	176,703
5.000%, 04/01/2019	205,967	222,667
4.000%, 05/01/2019	219,983	232,748
4.500%, 05/01/2019	290,284	310,258
5.500%, 06/01/2019	341,431	370,530
5.000%, 01/01/2020	201,148	217,462
5.500%, 04/01/2020	301,209	326,692
5.500%, 07/01/2020	502,674	545,515
6.000%, 07/01/2021	457,830	501,439
4.500%, 05/01/2024	1,610,273	1,708,994
4.500%, 05/01/2024	552,354	585,872
4.500%, 09/01/2024	1,254,730	1,330,869

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
4.000%, 10/01/2024	$1,537,605	$1,605,203
5.000%, 10/01/2024	1,284,148	1,379,268
4.000%, 01/01/2025	1,490,556	1,556,318
4.000%, 07/01/2025	1,675,756	1,747,857
6.000%, 11/01/2028	26,251	29,132
6.500%, 06/01/2029	50,432	57,152
7.500%, 12/01/2030	1,734	2,029
7.000%, 07/01/2031	4,825	5,602
6.500%, 09/01/2031	8,942	10,133
6.000%, 11/01/2032	111,186	123,389
6.000%, 12/01/2032	52,341	58,085
5.500%, 05/01/2033	1,014,581	1,104,344
5.500%, 07/01/2033	878,698	956,439
5.000%, 08/01/2033	606,705	648,126
5.500%, 03/01/2034	294,260	320,110
5.000%, 04/01/2034	458,919	489,963
6.000%, 07/01/2034	750,546	830,107
5.500%, 05/01/2035	800,496	872,319
5.000%, 05/01/2035	945,148	1,009,231
4.500%, 08/01/2035	469,682	489,089
5.000%, 10/01/2035	489,522	522,254
6.500%, 08/01/2036	487,657	550,421
5.500%, 10/01/2037	741,318	802,619
5.500%, 11/01/2037	991,748	1,073,757
6.000%, 01/01/2038	377,094	415,063
6.000%, 01/01/2038	726,359	799,496
5.000%, 06/01/2039	1,417,093	1,506,975
4.500%, 06/01/2039	1,693,683	1,753,739
4.500%, 10/01/2039	2,389,195	2,473,914
5.000%, 10/01/2039	2,094,154	2,226,980
5.000%, 01/01/2040	812,143	863,655
4.500%, 02/01/2040	825,992	855,281
Federal National Mortgage Association
6.000%, 09/01/2013	33,468	34,919
5.500%, 12/01/2016	39,138	42,481
5.500%, 01/01/2017	27,798	30,172
5.500%, 01/01/2017	159,082	172,669
6.500%, 01/01/2017	28,250	30,937
5.500%, 02/01/2017	149,900	162,702
5.000%, 03/01/2017	142,285	153,802
6.000%, 04/01/2017	25,977	28,435
5.500%, 01/01/2018	73,003	79,284
5.000%, 02/01/2018	207,877	224,704
5.000%, 05/01/2018	349,722	378,031
5.000%, 05/01/2018	317,078	342,745
4.500%, 05/01/2018	337,834	361,502
4.500%, 05/01/2018	386,067	413,113
5.000%, 05/01/2018	165,399	177,807
4.500%, 03/01/2019	249,863	265,862
5.500%, 10/01/2019	547,418	598,106
5.000%, 11/01/2019	439,732	475,808
4.500%, 12/01/2019	272,704	291,724
5.000%, 06/01/2020	529,545	572,886
4.500%, 09/01/2020	425,440	454,314

64	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
5.000%, 05/01/2021	$614,797	$664,371
5.500%, 05/01/2021	392,661	429,755
4.500%, 04/01/2023	323,612	344,058
5.000%, 01/01/2024	734,514	788,921
4.500%, 04/01/2024	432,894	459,974
4.000%, 06/01/2024	1,340,971	1,400,133
4.500%, 11/01/2024	1,000,211	1,062,781
3.500%, 12/01/2025	967,430	986,530
7.500%, 09/01/2029	27,324	32,012
8.000%, 03/01/2030	3,681	3,817
6.500%, 05/01/2030	43,615	49,636
6.500%, 08/01/2031	9,694	11,032
7.000%, 08/01/2031	3,502	4,012
6.500%, 10/01/2031	28,899	32,889
6.000%, 11/01/2031	27,712	30,741
7.000%, 01/01/2032	43,429	50,267
6.500%, 03/01/2032	16,545	18,829
6.000%, 03/01/2032	27,278	30,259
7.000%, 04/01/2032	44,930	51,999
6.500%, 04/01/2032	85,402	97,190
6.500%, 05/01/2032	294,372	335,325
6.000%, 05/01/2032	27,492	30,496
7.000%, 06/01/2032	48,611	56,247
6.500%, 06/01/2032	17,956	20,435
7.000%, 06/01/2032	68,006	78,712
6.500%, 07/01/2032	85,079	96,823
6.000%, 08/01/2032	185,045	205,267
5.500%, 10/01/2032	495,110	539,147
6.500%, 10/01/2032	206,115	234,565
6.000%, 11/01/2032	189,336	210,028
6.000%, 01/01/2033	143,265	158,921
5.500%, 03/01/2033	143,306	156,051
5.500%, 03/01/2033	296,036	322,366
6.000%, 04/01/2033	293,418	325,484
5.000%, 05/01/2033	238,816	255,235
5.000%, 05/01/2033	362,426	387,344
5.000%, 08/01/2033	562,303	600,965
5.500%, 10/01/2033	401,587	437,305
5.000%, 03/01/2034	956,779	1,022,563
5.500%, 05/01/2034	609,186	663,368
6.000%, 07/01/2034	343,772	379,836
5.500%, 12/01/2034	816,162	888,328
5.500%, 04/01/2035	683,231	743,518
5.000%, 07/01/2035	807,801	862,458
5.500%, 07/01/2035	827,329	899,620
5.000%, 10/01/2035	653,272	697,473
5.000%, 11/01/2035	350,480	374,194
6.000%, 08/01/2036	724,181	798,117
6.000%, 12/01/2037	262,851	289,195
5.500%, 02/01/2038	724,442	784,121
5.500%, 06/01/2038	1,882,422	2,037,494
4.500%, 03/01/2039	1,691,927	1,758,266
4.500%, 05/01/2039	1,678,633	1,741,303
5.000%, 05/01/2039	1,510,904	1,613,133
5.000%, 11/01/2039	2,076,677	2,221,081
4.500%, 01/01/2040	1,674,012	1,734,940

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
4.500%, 09/01/2040	$2,797,332	$2,898,271
Government National Mortgage Association
6.000%, 05/15/2017	86,410	95,265
6.500%, 06/15/2028	58,376	66,677
6.000%, 11/15/2028	42,599	47,820
6.500%, 03/15/2029	72,396	82,599
7.000%, 06/15/2029	48,445	56,450
7.500%, 08/20/2030	13,077	15,324
6.000%, 01/15/2032	25,723	28,798
5.500%, 10/15/2033	410,922	454,968
5.000%, 11/20/2033	611,596	668,519
6.000%, 12/20/2033	181,066	201,172
5.500%, 11/15/2038	1,221,977	1,346,085
5.000%, 09/15/2039	1,922,861	2,086,704
4.500%, 10/15/2039	2,693,830	2,854,336
5.000%, 12/15/2039	770,866	836,550
4.000%, 09/20/2040	3,881,242	3,949,366

		86,477,274

Total Government Agency Securities
(cost $90,813,770)		95,781,292

U.S. Treasury Obligations (33.36%)
U.S. Treasury Bonds
7.500%, 11/15/2016	500,000	645,039
8.125%, 08/15/2019	750,000	1,049,707
6.250%, 08/15/2023	11,000,000	13,954,534
6.875%, 08/15/2025	1,000,000	1,344,375
U.S. Treasury Notes
1.375%, 05/15/2013	5,000,000	5,087,100
2.625%, 07/31/2014	2,000,000	2,108,282
2.375%, 08/31/2014	1,000,000	1,046,328
4.250%, 11/15/2014	1,000,000	1,107,578
4.000%, 02/15/2015	2,000,000	2,204,376
4.125%, 05/15/2015	1,000,000	1,109,609
2.125%, 05/31/2015	5,000,000	5,168,750
4.250%, 08/15/2015	2,000,000	2,232,656
4.500%, 11/15/2015	10,000,000	11,289,060
4.500%, 02/15/2016	10,000,000	11,310,160
2.625%, 04/30/2016	1,000,000	1,044,922
3.250%, 07/31/2016	2,000,000	2,144,532
3.000%, 08/31/2016	1,000,000	1,058,750
2.750%, 05/31/2017	5,000,000	5,173,830
4.250%, 11/15/2017	12,000,000	13,451,256
3.500%, 02/15/2018	12,000,000	12,874,692
3.875%, 05/15/2018	2,000,000	2,190,782
3.750%, 11/15/2018	17,000,000	18,415,777
3.125%, 05/15/2019	2,000,000	2,065,000
3.625%, 08/15/2019	2,000,000	2,130,938
3.375%, 11/15/2019	10,000,000	10,425,000
3.625%, 02/15/2020	30,000,000	31,736,730
3.500%, 05/15/2020	5,000,000	5,219,900

Total U.S. Treasury Obligations
(cost $161,748,955)		167,589,663

See accompanying notes to financial statements.	65

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Shares	Value
Short-term Investments (5.65%)
JPMorgan U.S. Government Money Market Fund	28,366,319	$28,366,319

Total Short-term Investments
(cost $28,366,319)		28,366,319

TOTAL INVESTMENTS (99.05%)
(cost $472,822,467)		$497,560,798
OTHER ASSETS, NET OF LIABILITIES (0.95%)		4,763,818

NET ASSETS (100.00%)		$502,324,616

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $995,362 or 0.20% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

66	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (b) (95.33%)
Alabama (3.58%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	Aa2	$1,000,000	$1,060,550
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	1,025,000	1,114,442
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	500,000	542,155
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A	4.750%	05/01/2027	Aaa	2,000,000	2,064,500
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	980,768
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	2,305,000	2,397,984
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	1,000,000	1,042,420

					9,202,819

Alaska (1.75%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,030,950
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,385,212
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,082,817

					4,498,979

Arizona (4.29%)
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2018	Aa2	2,100,000	2,399,880
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	885,000	931,932
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,300,000	1,355,380
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,115,780
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,528,785
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009)	5.000%	07/01/2023	A+	1,460,000	1,583,881
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	2,000,000	2,114,540

					11,030,178

Arkansas (1.54%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Seres 2010	3.000%	11/15/2020	AA+	150,000	147,348
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Seres 2010	4.000%	11/15/2021	AA+	1,000,000	1,055,110
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds	4.000%	02/01/2022	Aa3	1,270,000	1,277,112
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.250%	06/01/2027	Aa2	1,500,000	1,493,084

					3,972,654

California (7.31%)
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3	1,500,000	1,504,545
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	A+	900,000	902,700
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	AA	1,395,000	1,479,928
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	AA	450,000	475,448
State of California, General Obligation Bonds	5.250%	02/01/2019	A-	2,200,000	2,288,704
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	Aa2	900,000	970,218
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-	560,000	579,382
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A-	600,000	623,250
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa2	1,000,000	1,013,120

See accompanying notes to financial statements.	67

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 201

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	$885,000	$891,098
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	AA-	1,195,000	1,240,338
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A-	1,300,000	1,378,546
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	930,474
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	AA	1,440,000	1,439,957
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	AA-	1,000,000	1,009,490
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C	5.500%	08/01/2029	Aa2	1,000,000	1,060,570
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA	1,000,000	1,020,760

					18,808,528

Colorado (1.15%)
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	NR	1,320,000	1,370,754
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aa2	250,000	263,658
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	AA	1,185,000	1,311,996

					2,946,408

Connecticut (1.55%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,089,366
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,301,008
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A	4.000%	11/15/2026	AA+	950,000	959,101
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2026	AA+	620,000	625,940

					3,975,415

Delaware (1.21%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	A	1,625,000	1,704,332
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (c)	5.000%	12/01/2028	NR	1,120,000	1,342,443
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	AA-	50,000	53,605

					3,100,380

Florida (5.92%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2019	Aa3	2,085,000	2,357,051
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	1,500,000	1,544,805
JEA Florida, Electric System Revenue Bonds, Series Three D-1	4.000%	10/01/2021	AA-	1,000,000	1,018,300
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010	4.000%	03/01/2023	AA	1,265,000	1,283,431
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	3,130,000	3,418,461
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,005,590
City of Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series 2005A (Prerefunded to 10-01-2015 @ 100) (c)	5.000%	10/01/2026	A	1,350,000	1,384,047
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2026	Aa2	400,000	425,008
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	1,000,000	988,770

68	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa1	$1,700,000	$1,794,826

					15,220,289

Georgia (1.46%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aa2	1,000,000	1,064,160
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	Aa2	320,000	333,853
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	Aa3	1,000,000	1,112,590
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa2	1,205,000	1,248,127

					3,758,730

Hawaii (0.87%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa2	2,000,000	2,248,300

Idaho (1.21%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General
Obligation School Bonds, Series 2002 (Prerefunded to 07-30-2012 @ 100) (c)	5.125%	07/30/2019	AA-	500,000	526,005
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A	1,000,000	1,060,750
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	AA	1,430,000	1,512,511

					3,099,266

Illinois (1.93%)
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	4,900,000	4,958,359

Indiana (1.90%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2019	Aa3	2,005,000	2,117,400
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	AA+	1,310,000	1,365,714
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,000,000	999,970
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	370,000	390,761

					4,873,845

Iowa (3.07%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2020	Aa1	1,245,000	1,336,532
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa1	850,000	905,352
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa1	1,410,000	1,474,888
City of Des Moines, Iowa, General Obligation Bonds, Series 2008D	4.250%	06/01/2025	Aa1	1,015,000	1,033,402
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	AA	1,785,000	1,846,083
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2029	Aa3	1,270,000	1,298,575

					7,894,832

Kansas (5.13%)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aa3	730,000	763,237
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2020	Aa1	620,000	655,706
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aa3	245,000	254,768

See accompanying notes to financial statements.	69

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	4.250%	10/01/2022	Aaa	$4,265,000	$4,425,407
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	5.000%	10/01/2025	Aaa	1,000,000	1,051,410
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	1,949,682
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,590,872
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,506,484

					13,197,566

Kentucky (2.66%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2019	Aa3	620,000	652,147
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2025	A1	2,700,000	2,671,650
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,022,900
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2026	A1	2,545,000	2,486,643

					6,833,340

Louisiana (0.38%)
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	Aa2	900,000	963,846

Maine (0.40%)
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	A+	1,000,000	1,028,330

Maryland (0.96%)
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,314,125
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005 (Prerefunded to 06-01-2015 @ 100) (c)	5.000%	06/01/2023	Aaa	1,000,000	1,154,800

					2,468,925

Massachusetts (0.34%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2020	AA	800,000	877,432

Michigan (1.60%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2019	AA	500,000	518,685
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA	1,000,000	1,019,000
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2021	AA	500,000	515,740
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	769,666
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	237,784
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	AA	1,000,000	1,057,690

					4,118,565

Minnesota (1.44%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	A1	2,500,000	2,618,225
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,087,400

					3,705,625

70	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (1.05%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	3.000%	03/01/2019	AA-	$500,000	$489,265
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	AA-	1,000,000	1,113,470
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	AA-	1,000,000	1,108,740

					2,711,475

Missouri (1.05%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	535,000	536,637
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	1,000,000	1,065,920
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	1,000,000	1,084,820

					2,687,377

Montana (0.13%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	345,905

Nebraska (1.30%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2	1,595,000	1,676,249
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A	5.500%	02/01/2028	AA	1,500,000	1,654,305

					3,330,554

New Hampshire (0.85%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aa2	610,000	643,141
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aa2	980,000	1,025,080
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	A1	500,000	528,450

					2,196,671

New Jersey (3.78%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	A2	1,300,000	1,335,451
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	2,000,000	2,025,060
County of Essex, New Jersey, General Obligation Bonds, Series 2010, County College Bonds, Series 2010C (Tax-Exempt)	5.000%	08/01/2019	Aa2	1,550,000	1,755,251
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.750%	11/01/2019	AA	1,735,000	1,749,140
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2020	AA	1,550,000	1,561,346
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey),
County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa1	1,205,000	1,291,471

					9,717,719

New Mexico (1.24%)
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2010	4.000%	08/01/2022	AA	570,000	599,708
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa1	1,000,000	1,032,830
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt)	5.000%	06/01/2025	AA+	470,000	506,843

See accompanying notes to financial statements.	71

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (Cont.)
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	Aa1	$1,000,000	$1,057,300

					3,196,681

New York (5.66%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D (Prerefunded to 06-15-2012 @ 100) (c)	5.000%	06/15/2016	Aa1	1,300,000	1,359,176
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2019	Aa2	1,575,000	1,633,543
Webster Central School District, Monroe and Wayne Counties, New York, General Obligations, School District (Serial) Bonds, 2009 Series B	3.000%	10/01/2020	AA	2,310,000	2,314,412
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA	1,000,000	1,088,930
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2021	AA+	430,000	450,636
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	Aa2	1,000,000	1,060,710
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,359,337
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	685,370
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2025	AA+	510,000	511,892
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	Aa2	1,000,000	1,059,600
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	AA-	1,000,000	1,030,080
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	Aa1	950,000	983,240
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	Aa1	995,000	1,023,716

					14,560,642

North Carolina (4.14%)
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa	1,000,000	1,026,170
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	AA-	1,355,000	1,492,275
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,080,140
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,327,921
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,031,480
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,540,620
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa2	195,000	202,808
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,646,715
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa2	300,000	310,701

					10,658,830

Ohio (2.56%)
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	AA	1,000,000	1,021,310
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	788,438
Board of Education, City School District of the City of Cincinnati, County of Hamilton,
Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,150,130
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax)	5.000%	12/01/2023	Aa2	1,000,000	1,099,180
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,500,000	2,524,200

					6,583,258

Oklahoma (0.87%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	AA	1,165,000	1,230,881

72	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oklahoma (Cont.)
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	$400,000	$436,060
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	580,000	579,553

					2,246,494

Oregon (4.57%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	NR	1,000,000	1,047,090
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,155,793
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	A1	705,000	750,205
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	2,022,009
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,375,000	1,504,649
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,560,540
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	570,000	604,456
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	330,000	349,948
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2024	Aa1	575,000	658,484
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,058,370
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2029	Aa1	940,000	1,054,530

					11,766,074

Rhode Island (1.02%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,060,210
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa2	1,000,000	1,042,770
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	531,835

					2,634,815

South Carolina (2.50%)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,020,000	1,061,932
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,500,000	1,549,110
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	Aa3	3,500,000	3,825,220

					6,436,262

South Dakota (0.31%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2023	Aa3	800,000	804,504

Tennessee (2.91%)
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2018	AA-	650,000	757,802
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2019	AA-	150,000	174,400
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2020	AA-	270,000	311,224
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa2	175,000	187,129

See accompanying notes to financial statements.	73

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	$1,000,000	$1,092,320
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	900,000	942,930
State of Tennessee, General Obligation Bonds, 2007 Series A	4.500%	10/01/2025	AA+	425,000	439,208
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,250,000	2,334,510
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,175,000	1,239,613

					7,479,136

Texas (2.17%)
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	775,000	832,180
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	Aa2	2,000,000	2,165,920
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,500,000	1,657,590
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA-	900,000	930,429

					5,586,119

Utah (0.70%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (c)	5.250%	04/01/2022	NR	680,000	765,673
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	Aaa	1,000,000	1,039,100

					1,804,773

Virginia (2.57%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	900,000	1,034,910
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	554,845
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa1	1,550,000	1,658,360
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A	4.500%	08/01/2024	Aa1	1,000,000	1,038,990
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,395,000	1,400,385
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 2004 A	4.750%	08/01/2027	Aa1	900,000	928,746

					6,616,236

Washington (3.75%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,420,000	1,553,977
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,185,900
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	AA+	2,500,000	2,647,600
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	AA-	680,000	700,597
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004	4.750%	09/01/2028	Aa1	1,140,000	1,160,634
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	AA-	445,000	461,242
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue and Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa3	900,000	921,609

					9,631,559

74	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (0.55%)
City of Fond Du Lac, Fon Du Lac County, Wisconsin, General Obliagion Refunding Bonds, Series 2010	4.250%	03/01/2023	AA-	$500,000	$520,185
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds
	5.000%	04/01/2028	Aaa	850,000	904,868

					1,425,053

Total Long-term Municipal Bonds
(cost $238,291,403)					245,202,748

				Shares	Value
Short-term Investments (3.57%)
JPMorgan Tax Free Money Market Fund				9,177,249	$9,177,249

Total Short-term Investments
(cost $9,177,249)					9,177,249

TOTAL INVESTMENTS (98.90%)
(cost $247,468,652)					254,379,997
OTHER ASSETS, NET OF LIABILITIES (1.10%)					2,824,510

NET ASSETS (100.00%)					$257,204,507

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Long-term Municipal Bonds consisted of 3.45% Advanced Refund Bonds, 40.62% General Obligation Bonds and 55.93% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.

NR – Not Rated

See accompanying notes to financial statements.	75

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2011

(Unaudited)

	Principal amount	Value
Short-term Investments (99.71%)
Agriculture, Foods, & Beverage (15.55%)
Coca-Cola Co.
0.150%, 08/03/2011(a)	$600,000	$599,918
0.120%, 08/23/2011(b)	2,350,000	2,349,585
0.130%, 08/23/2011(b)	2,700,000	2,699,483
0.130%, 08/31/2011(b)	2,080,000	2,079,542
0.160%, 09/09/2011(a)	4,650,000	4,648,553
0.160%, 10/05/2011(b)	1,048,000	1,047,553
Nestle Capital Corp.
0.060%, 08/29/2011(b)	2,955,000	2,954,709
Nestle Finance International Ltd.
0.110%, 08/24/2011	5,450,000	5,449,101
0.100%, 08/24/2011	3,600,000	3,599,460
Pepsico Inc.
0.080%, 08/22/2011(b)	12,068,000	12,066,605

		37,494,509

Automotive (15.18%)
American Honda Finance Corp.
0.250%, 07/18/2011	2,880,000	2,879,661
0.210%, 07/19/2011	100,000	99,991
0.190%, 09/02/2011	1,450,000	1,449,518
0.160%, 09/06/2011	4,915,000	4,913,536
0.190%, 09/07/2011	1,500,000	1,499,462
0.200%, 09/20/2011	860,000	859,614
0.190%, 09/29/2011	500,000	499,762
PACCAR Financial Corp.
0.200%, 07/07/2011	681,000	680,977
0.190%, 07/21/2011	5,860,000	5,859,381
0.170%, 08/11/2011	5,300,000	5,298,974
0.150%, 09/07/2011	550,000	549,844
Toyota Motor Credit Corp.
0.110%, 07/14/2011	3,000,000	2,999,881
0.120%, 07/28/2011	4,945,000	4,944,555
0.160%, 08/08/2011	4,060,000	4,059,314

		36,594,470

Chemicals (3.23%)
E.I. du Pont de Nemours and Co.
0.120%, 07/08/2011(b)	2,250,000	2,249,948
0.120%, 07/15/2011(b)	5,530,000	5,529,742

		7,779,690

Financial Services (5.05%)
General Electric Capital Corp.
0.100%, 08/16/2011	1,320,000	1,319,831
0.120%, 09/28/2011	10,846,000	10,842,782

		12,162,613

Government Agency Securities (c) (24.62%)
Federal Home Loan Bank
0.080%, 08/26/2011	4,715,000	4,714,413
0.080%, 09/09/2011	3,850,000	3,849,401

	Principal amount	Value
Short-term Investments (Cont.)
Government Agency Securities (Cont.)
Federal Home Loan Mortgage Corp.
0.075%, 07/25/2011	$2,600,000	$2,599,870
0.050%, 07/27/2011	11,000,000	10,999,603
0.100%, 08/10/2011	5,000,000	4,999,444
0.080%, 09/01/2011	1,250,000	1,249,828
0.085%, 09/14/2011	3,000,000	2,999,469
0.075%, 09/27/2011	3,000,000	2,999,450
Federal National Mortgage Association
0.075%, 07/13/2011	7,000,000	6,999,825
0.040%, 07/20/2011	3,500,000	3,499,926
0.050%, 08/01/2011	8,450,000	8,449,636
0.075%, 09/06/2011	1,000,000	999,860
0.080%, 09/13/2011	5,000,000	4,999,178

		59,359,903

Health Care (6.26%)
Merck & Co. Inc.
0.100%, 08/30/2011(b)	3,100,000	3,099,483
Roche Holdings Inc.
0.170%, 07/06/2011(b)	4,100,000	4,099,903
0.100%, 08/12/2011(b)	7,900,000	7,899,078

		15,098,464

Machinery & Manufacturing (5.24%)
John Deere Capital Corp.
0.090%, 07/11/2011(b)	12,635,000	12,634,684

Media & Broadcasting (5.24%)
Walt Disney Co., The
0.120%, 08/26/2011(b)	12,635,000	12,632,641

Oil & Gas (4.94%)
Exxon Mobil Corp.
0.070%, 07/20/2011	5,000,000	4,999,815
0.080%, 08/04/2011	6,900,000	6,899,479

		11,899,294

	Shares	Value
Registered Investment Companies (0.12%)
JPMorgan U.S. Government Money Market Fund	293,514	$293,514

	Principal amount	Value
Retailers (2.59%)
Wal-Mart Stores Inc.
0.060%, 07/12/2011(b)	$4,500,000	$4,499,918
0.080%, 07/22/2011(b)	1,750,000	1,749,918

		6,249,836

76	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

	Principal amount	Value
Short-term Investments (Cont.)
U.S. Government Obligations (11.69%)
U.S. Treasury Bill
0.125%, 07/07/2011	$5,000,000	$4,999,896
0.101%, 08/11/2011	800,000	799,908
0.125%, 08/18/2011	8,900,000	8,898,517
0.065%, 09/15/2011	2,000,000	1,999,726
0.065%, 10/20/2011	4,000,000	3,999,198
0.085%, 12/08/2011	7,500,000	7,497,183

		28,194,428

Total Short-term Investments
(cost $240,394,046)		240,394,046

TOTAL INVESTMENTS (99.71%)
(cost $240,394,046)		240,394,046
OTHER ASSETS, NET OF LIABILITIES (0.29%)		698,650

NET ASSETS (100.00%)		$241,092,696

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $5,248,471 or 2.18% of net assets.

(b)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to financial statements.	77

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2011

(Unaudited)

	Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Assets
Investments in securities at identified cost	$234,998,988	150,000,562	101,578,873

Investments in securities at market value	$287,601,218	188,949,182	125,306,532
Investments in securities in Master Portfolios	—	—	—
Cash	—	—	—
Foreign currencies at value (cost $59,987 and $3,380,519, respectively)	—	—	60,156
Receivable for:
Dividends and interest	311,551	151,975	323,523
Shares of the Fund sold	176,992	108,892	124,029
Securities sold	—	1,213,444	289,417
SFIMC	—	5,034	13,315
Variation margin	—	—	—
Unrealized gain on forward foreign currency contracts	—	—	4,320
Prepaid expenses	22,249	24,243	24,960

Total assets	288,112,010	190,452,770	126,146,252

Liabilities and Net Assets
Dividends to shareholders	—	—	—
Payable for:
Shares of the Fund redeemed	73,963	113,873	37,613
Securities purchased	—	1,172,252	676,961
Unrealized loss on forward foreign currency contracts	—	—	293,224
Due to affiliates	239,150	205,166	142,488
Accrued liabilities	83,749	86,149	124,023

Total liabilities	396,862	1,577,440	1,274,309

Net assets applicable to shares outstanding of common stock	$287,715,148	188,875,330	124,871,943

Analysis of Net Assets
Paid-in-capital	$338,423,081	179,726,199	119,742,839
Accumulated net realized gain (loss)	(104,460,898)	(29,448,113)	(18,790,472)
Net unrealized appreciation (depreciation)	52,602,230	38,948,620	23,455,462
Accumulated undistributed net investment income (loss)	1,150,735	(351,376)	464,114

Net assets applicable to shares outstanding	$287,715,148	188,875,330	124,871,943

Fund shares outstanding: Class A Shares	6,111,411	4,302,882	2,754,902
Class B Shares	736,138	1,075,517	941,332
Legacy Class A Shares	11,814,447	7,592,186	4,632,558
Legacy Class B Shares	2,393,236	1,762,460	1,264,003
Institutional Shares	22,895,470	2,895,975	1,652,939
Class R-1 Shares	377,599	343,863	285,453
Class R-2 Shares	1,321,324	840,591	630,159
Class R-3 Shares	321,120	199,948	194,860
Net assets applicable to shares outstanding: Class A Shares	$37,765,198	43,360,886	27,761,341
Class B Shares	4,528,385	10,461,687	9,384,236
Legacy Class A Shares	75,709,519	75,144,876	47,062,972
Legacy Class B Shares	15,207,864	16,606,171	12,699,521
Institutional Shares	142,040,976	29,592,480	16,780,737
Class R-1 Shares	2,328,124	3,355,019	2,862,107
Class R-2 Shares	8,144,463	8,325,337	6,344,624
Class R-3 Shares	1,990,619	2,028,874	1,976,405
Net asset value: Class A Shares	$6.18	10.08	10.08
Class B Shares	6.15	9.73	9.97
Legacy Class A Shares	6.41	9.90	10.16
Legacy Class B Shares	6.35	9.42	10.05
Institutional Shares	6.20	10.22	10.15
Class R-1 Shares	6.17	9.76	10.03
Class R-2 Shares	6.16	9.90	10.07
Class R-3 Shares	6.20	10.15	10.14
Maximum offering price: Class A Shares	$6.51	10.61	10.61
Legacy Class A Shares	6.61	10.21	10.47

(a) Relates to investments in affiliated investment companies.

78	See accompanying notes to financial statements.

S&P 500 Index Fund	Small Cap Index Fund	International Index Fund	Equity and Bond Fund		Bond Fund	Tax Advantaged Bond Fund	Money Market Fund

—	273,431,498	187,232,872	202,948,450	(a)	472,822,467	247,468,652	240,394,046

—	314,521,985	221,496,071	186,805,155	(a)	497,560,798	254,379,997	240,394,046
586,597,188	—	—	—		—	—	—
—	—	—	637,765		—	—	—
—	—	3,390,493	—		—	—	—

—	372,683	787,713	196,279		4,308,334	3,321,912	2
308,114	183,884	109,474	43,497		1,189,852	544,886	2,561,135
—	1,008,635	9,623	—		—	—	—
—	16,595	3,899	64,160		—	—	95,051
—	44,929	131,345	—		—	—	—
—	—	1,974	—		—	—	—
31,388	25,851	22,093	3,010		31,943	26,181	28,976

586,936,690	316,174,562	225,952,685	187,749,866		503,090,927	258,272,976	243,079,210

—	—	—	153,255		297,087	245,499	139

284,050	72,375	89,736	50,217		112,070	642,138	1,815,384
—	549,838	26,207	—		—	—	—
—	—	25,337	—		—	—	—
342,021	236,659	194,245	54,118		250,538	145,114	101,954
204,530	245,271	144,823	63,599		106,616	35,718	69,037

830,601	1,104,143	480,348	321,189		766,311	1,068,469	1,986,514

586,106,089	315,070,419	225,472,337	187,428,677		502,324,616	257,204,507	241,092,696

509,853,872	272,147,366	210,617,140	203,482,444		478,767,830	250,225,430	241,092,696
(37,618,029)	1,383,560	(21,830,168)	(163,444)		(1,181,545)	67,732	—
109,538,565	41,352,171	34,413,011	(16,143,295)		24,738,331	6,911,345	—
4,331,681	187,322	2,272,354	252,972		—	—	—

586,106,089	315,070,419	225,472,337	187,428,677		502,324,616	257,204,507	241,092,696

11,598,269	3,558,976	4,030,136	5,081,090		15,601,368	14,190,553	91,796,631
1,650,826	852,359	969,149	1,161,332		903,013	419,693	3,032,305
29,220,796	12,051,399	8,227,155	10,018,586		11,936,732	6,136,531	70,311,173
6,586,947	3,263,994	2,154,734	3,518,933		3,568,241	2,244,239	8,166,140
7,175,915	4,169,772	3,321,586	1,948,870		11,650,726		44,819,920
647,514	243,322	321,789	281,380		310,009		5,831,836
1,436,920	541,215	633,380	493,613		564,461		14,616,683
204,544	138,553	165,349	159,399		162,548		2,518,011
115,807,194	45,524,370	45,886,703	41,805,966		175,304,728	158,853,637	91,796,630
16,484,431	10,765,670	11,001,299	9,566,711		10,139,756	4,696,361	3,032,305
292,772,545	152,736,462	93,460,681	83,144,667		134,230,767	68,575,610	70,311,172
66,013,488	40,647,087	24,498,470	29,257,347		40,136,026	25,078,899	8,166,140
72,179,467	53,599,501	37,891,208	16,046,363		130,865,882		44,819,919
6,472,763	3,103,029	3,654,912	2,287,171		3,483,354		5,831,836
14,320,511	6,912,737	7,191,393	4,020,891		6,336,929		14,616,683
2,055,690	1,781,563	1,887,671	1,299,561		1,827,174		2,518,011
9.98	12.79	11.39	8.23		11.24	11.19	1.00
9.99	12.63	11.35	8.24		11.23	11.19	1.00
10.02	12.67	11.36	8.30		11.25	11.17	1.00
10.02	12.45	11.37	8.31		11.25	11.17	1.00
10.06	12.85	11.41	8.23		11.23		1.00
10.00	12.75	11.36	8.13		11.24		1.00
9.97	12.77	11.35	8.15		11.23		1.00
10.05	12.86	11.42	8.15		11.24		1.00
10.51	13.46	11.99	8.66		11.59	11.54	1.00
10.33	13.06	11.71	8.56		11.60	11.52	1.00

See accompanying notes to financial statements.	79

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2011

(Unaudited)

	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund
Assets
Investments in securities in Master Portfolios	$722,851,361	1,160,367,572	1,015,330,212	755,709,668	62,158,704
Receivable for:
Shares of the Fund sold	884,869	808,451	1,320,346	608,024	112,821
SFIMC	—	—	—	—	4,378
Prepaid expenses	36,003	44,558	50,862	41,222	15,442

Total assets	723,772,233	1,161,220,581	1,016,701,420	756,358,914	62,291,345

Liabilities and Net Assets
Dividends to shareholders	49,119	—	—	—	—
Payable for:
Shares of the Fund redeemed	1,128,870	260,566	248,863	158,197	17,301
Due to affiliates	518,155	826,082	720,436	530,151	61,845
Accrued liabilities	126,147	176,164	184,720	189,920	40,136

Total liabilities	1,822,291	1,262,812	1,154,019	878,268	119,282

Net assets applicable to shares outstanding of common stock	$721,949,942	1,159,957,769	1,015,547,401	755,480,646	62,172,063

Analysis of Net Assets
Paid-in-capital	681,783,576	1,091,337,732	962,754,539	726,613,388	53,731,407
Accumulated net realized gain (loss)	(18,914,852)	(51,470,871)	(62,625,852)	(58,473,881)	296,552
Net unrealized appreciation (depreciation)	58,604,402	106,386,290	104,751,344	80,059,683	7,736,138
Accumulated undistributed net investment income (loss)	476,816	13,704,618	10,667,370	7,281,456	407,966

Net assets applicable to shares outstanding	$721,949,942	1,159,957,769	1,015,547,401	755,480,646	62,172,063

Fund shares outstanding:
Class A Shares	26,817,617	38,216,236	34,421,943	21,149,535	5,795,649
Class B Shares	851,508	1,814,109	2,125,013	2,061,738
Legacy Class A Shares	21,884,225	27,711,899	19,664,642	13,930,930
Legacy Class B Shares	3,557,184	5,639,318	4,442,699	3,247,330
Institutional Shares	5,220,154	9,458,016	9,277,658	10,134,890
Class R-1 Shares	431,729	1,008,432	1,235,421	942,239	234,074
Class R-2 Shares	1,458,927	2,311,723	2,087,162	1,724,412	223,606
Class R-3 Shares	118,955	243,264	236,481	175,198
Net assets applicable to shares outstanding:
Class A Shares	$317,555,497	514,084,407	475,668,790	299,049,490	57,613,618
Class B Shares	10,136,605	24,187,271	29,153,863	28,928,932
Legacy Class A Shares	264,030,758	371,167,247	271,765,068	197,269,965
Legacy Class B Shares	43,028,645	75,278,732	61,024,439	45,804,188
Institutional Shares	62,994,429	127,516,856	128,906,150	144,312,510
Class R-1 Shares	5,125,223	13,482,758	16,958,769	13,239,547	2,329,399
Class R-2 Shares	17,645,571	30,973,596	28,788,621	24,360,756	2,229,046
Class R-3 Shares	1,433,214	3,266,902	3,281,701	2,515,258
Net asset value:
Class A Shares	$11.84	13.45	13.82	14.14	9.94
Class B Shares	11.90	13.33	13.72	14.03
Legacy Class A Shares	12.06	13.39	13.82	14.16
Legacy Class B Shares	12.10	13.35	13.74	14.11
Institutional Shares	12.07	13.48	13.89	14.24
Class R-1 Shares	11.87	13.37	13.73	14.05	9.95
Class R-2 Shares	12.09	13.40	13.79	14.13	9.97
Class R-3 Shares	12.05	13.43	13.88	14.36
Maximum offering price:
Class A Shares	$12.46	14.16	14.55	14.88	10.46
Legacy Class A Shares	12.43	13.80	14.25	14.60

80	See accompanying notes to financial statements.

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STATE FARM MUTUAL FUND TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2011

(Unaudited)

	Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	S&P 500 Index Fund	Small Cap Index Fund
Investment Income: (a)
Dividends	$2,434,815	895,180	2,083,968	5,665,604	1,414,035
Interest	52	26	123	8,162	520
Securities lending - net	—	—	—	92,027	—
Tax-exempt interest	—	—	—	—	—

	2,434,867	895,206	2,084,091	5,765,793	1,414,555
Less: foreign withholding taxes	(1,840)	(1,242)	(218,564)	(6)	(5,052)
Portfolio expenses of Master Portfolios (c)	—	—	—	(144,046)	—

Total investment income	2,433,027	893,964	1,865,527	5,621,741	1,409,503
Expenses:
Investment advisory and management fees	840,358	725,758	486,606	431,865	543,189
Shareholder services fees	354,412	231,480	155,909	727,590	392,011
Distribution fees Class A	43,938	50,391	33,000	135,131	53,815
Distribution fees Class B	20,880	47,724	43,689	75,955	49,885
Distribution fees Legacy Class A	91,418	89,837	57,566	357,835	186,854
Distribution fees Legacy Class B	55,723	57,018	42,291	235,771	139,560
Distribution fees Class R-1	6,034	8,564	7,498	15,948	7,688
Distribution fees Class R-2	11,697	11,957	9,059	20,839	9,961
Regulatory fees	44,694	44,264	42,363	50,537	44,547
Reports to shareholders	38,892	36,738	25,143	75,644	70,265
Professional fees	21,051	25,769	28,073	41,791	21,740
Trustees’ fees and expenses	6,411	4,047	2,676	13,349	7,022
Custodian fees	2,564	5,401	99,195	381	21,323
Errors and omissions insurance	1,449	1,471	1,040	4,926	2,590
ICI dues	1,535	930	54	3,153	1,613
Securities valuation fees	1,171	1,517	4,811	—	11,831
Fidelity bond expense	142	146	91	449	256
License index fees	—	—	—	22,837	22,969

Total expenses	1,542,369	1,343,012	1,039,064	2,214,001	1,587,119
Less: expense reimbursement from affiliates (d)	—	(29,564)	(81,796)	—	(57,407)

Net expenses	1,542,369	1,313,448	957,268	2,214,001	1,529,712

Net investment income (loss)	890,658	(419,484)	908,259	3,407,740	(120,209)
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	12,381,191	14,005,156	4,431,193	(171,201)	12,715,738
Net realized gain (loss) on forward foreign currency contracts	—	—	(35,005)	—	—
Net realized gain (loss) on foreign currency transactions	—	—	8,717	—	—
Net realized gain (loss) on futures contracts	—	—	—	175,023	108,923
Change in net unrealized gain (loss) on open futures contracts	—	—	—	(83,317)	194,650
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	5,356,694	1,901,660	(1,614,269)	27,911,917	4,172,829

Net realized and unrealized gain (loss) on investments	17,737,885	15,906,816	2,790,636	27,832,422	17,192,140

Net change in net assets resulting from operations	$18,628,543	15,487,332	3,698,895	31,240,162	17,071,931

(a)	Components of investment income for the S&P 500 Index, LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds reflect each Fund’s proportionate income from its Master Portfolio.

(b)	Relates to investments in affiliated investment companies.

(c)	Portfolio expenses of Master Portfolios for the S&P 500 Index, LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds include the effect of expense reductions by BlackRock at the Master Porfolio level. See Note 2 under Expense Reduction Agreements.

(d)	For the Money Market Fund, this amount includes $536,489 of additional voluntary fee waivers from SFIMC and VP Management Corp. See Note 2 under Expense Reduction Agreements.

82	See accompanying notes to financial statements.

International Index Fund	Equity and Bond Fund	Bond Fund	Tax Advantaged Bond Fund	Money Market Fund	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund

5,096,066	1,154,691(b)	—	—	—	4,229,331	8,565,919	8,767,750	7,309,007	631,253
2,582	—	9,219,539	—	176,923	6,719,000	7,363,324	4,069,266	1,617,684	18,805
—	—	—	—	—	141,398	303,952	312,662	272,228	22,217
—	—	—	5,137,119	—	—	—	—	—	—

5,098,648	1,154,691	9,219,539	5,137,119	176,923	11,089,729	16,233,195	13,149,678	9,198,919	672,275
(449,698)	—	—	—	—	—	—	—	—	—
—	—	—	—	—	(913,577)	(1,285,191)	(998,960)	(675,186)	(44,876)

4,648,950	1,154,691	9,219,539	5,137,119	176,923	10,176,152	14,948,004	12,150,718	8,523,733	627,399

552,101	—	241,679	124,829	117,902	1,205,601	1,924,407	1,676,525	1,259,270	94,399
280,380	2,621	608,077	312,072	302,590	869,472	1,390,423	1,213,656	912,878	68,850
55,100	47,999	204,157	192,423	67,647	363,401	589,187	545,910	348,119	62,350
51,155	44,271	31,904	14,723	8,320	46,358	109,390	130,647	130,297	—
114,581	100,711	162,210	82,964	53,598	326,546	454,687	331,393	240,927	—
81,852	99,644	140,995	80,658	22,408	142,177	246,363	198,870	149,546	—
9,224	5,741	8,740	—	11,452	13,229	32,054	41,706	33,259	5,173
10,241	5,805	8,709	—	14,003	25,669	43,837	39,281	33,835	2,990
46,614	63,743	51,078	40,260	54,443	59,854	59,133	56,410	51,567	20,691
50,660	31,011	49,823	7,388	33,309	43,392	74,522	81,046	79,127	9,565
22,423	13,271	20,286	19,432	16,127	38,368	29,299	35,923	22,998	23,767
4,952	4,187	11,061	5,846	5,638	15,126	21,681	19,667	15,373	1,031
53,647	—	4,650	1,560	1,480	—	—	—	—	—
1,925	1,543	3,330	2,036	2,139	5,747	8,935	7,612	5,817	353
1,259	—	2,784	1,748	2,006	3,692	6,831	4,508	3,417	171
13,985	—	33,978	31,315	—	—	—	—	—	—
210	153	330	200	201	630	970	829	631	40
46,674	—	—	—	—	—	—	—	—	—

1,396,983	420,700	1,583,791	917,454	713,263	3,159,262	4,991,719	4,383,983	3,287,061	289,380
(21,508)	(113,908)	—	—	(536,542)	—	—	—	—	(28,649)

1,375,475	306,792	1,583,791	917,454	176,721	3,159,262	4,991,719	4,383,983	3,287,061	260,731

3,273,475	847,899	7,635,748	4,219,665	202	7,016,890	9,956,285	7,766,735	5,236,672	366,668

(1,358,895)	110,980(b)	29,832	31,967	—	15,226,584	28,476,982	26,864,703	23,060,369	1,912,658
144,466	—	—	—	—	—	—	—	—	—
44,929	—	—	—	—	—	—	—	—	—
(128,691)	—	—	—	—	—	—	—	—	—
134,726	—	—	—	—	—	—	—	—	—

8,738,442	8,150,313(b)	5,232,418	6,583,408	—	4,128,154	10,493,566	12,518,166	9,714,011	669,504

7,574,977	8,261,293	5,262,250	6,615,375	—	19,354,738	38,970,548	39,382,869	32,774,380	2,582,162

10,848,452	9,109,192	12,897,998	10,835,040	202	26,371,628	48,926,833	47,149,604	38,011,052	2,948,830

See accompanying notes to financial statements.	83

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Fund
Six months ended June 30, 2011 (unaudited) and the year ended December 31, 2010	2011	2010
From operations:
Net investment income (loss)	$890,658	1,133,063
Net realized gain (loss)	12,381,191	9,467,725
Change in net unrealized appreciation or depreciation	5,356,694	20,080,828

Net change in net assets resulting from operations	18,628,543	30,681,616
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(4)	(124,008)
Class B Shares	—	—
Legacy Class A Shares	—	(216,503)
Legacy Class B Shares	—	6
Institutional Shares	(71)	(749,693)
Class R-1 Shares	—	—
Class R-2 Shares	—	(19,669)
Class R-3 Shares	—	(9,529)

	(75)	(1,119,396)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Legacy Class A Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—

Total distributions to shareholders	(75)	(1,119,396)
From Fund share transactions:
Proceeds from shares sold	17,992,476	34,136,404
Reinvestment of distributions	75	484,637

	17,992,551	34,621,041
Less payments for shares redeemed	(16,920,676)	(27,019,394)

Net increase (decrease) in net assets from Fund share transactions	1,071,875	7,601,647

Total increase (decrease) in net assets	19,700,343	37,163,867

Net assets:
Beginning of period	268,014,805	230,850,938

End of period*	$287,715,148	268,014,805

*Including accumulated undistributed net investment income (loss)	$1,150,735	260,152

84	See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		S&P 500 Index Fund		Small Cap Index Fund
2011	2010	2011	2010	2011	2010	2011	2010

(419,484)	(365,397)	908,259	514,122	3,407,740	6,154,628	(120,209)	874,939
14,005,156	19,506,996	4,404,905	190,848	3,822	(10,782,615)	12,824,661	3,864,144
1,901,660	11,401,375	(1,614,269)	11,745,088	27,828,600	73,034,901	4,367,479	56,205,356

15,487,332	30,542,974	3,698,895	12,450,058	31,240,162	68,406,914	17,071,931	60,944,439

—	—	217	(360,237)	(161)	(1,171,674)	145	(119,070)
—	—	(3)	(81,885)	17	(76,908)	—	(7)
—	—	(189)	(632,580)	6	(3,164,386)	(6)	(393,541)
—	—	1	(134,758)	—	(515,446)	—	(34)
—	—	25	(248,214)	(507)	(924,735)	(196)	(241,023)
—	—	—	(32,313)	—	(46,493)	—	(2)
—	—	—	(75,603)	—	(134,194)	—	(11,996)
—	—	—	(30,325)	—	(27,175)	—	(7,367)

—	—	51	(1,595,915)	(645)	(6,061,011)	(57)	(773,040)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	51	(1,595,915)	(645)	(6,061,011)	(57)	(773,040)

20,166,776	25,083,475	8,650,305	16,901,883	55,326,166	83,910,884	23,907,287	33,227,649
—	—	174	958,269	875	5,869,207	57	658,273

20,166,776	25,083,475	8,650,479	17,860,152	55,327,041	89,780,091	23,907,344	33,885,922
(15,499,107)	(21,270,081)	(6,376,810)	(12,681,453)	(54,497,251)	(84,726,067)	(24,349,396)	(35,975,852)

4,667,669	3,813,394	2,273,669	5,178,699	829,790	5,054,024	(442,052)	(2,089,930)

20,155,001	34,356,368	5,972,615	16,032,842	32,069,307	67,399,927	16,629,822	58,081,469

168,720,329	134,363,961	118,899,328	102,866,486	554,036,782	486,636,855	298,440,597	240,359,128

188,875,330	168,720,329	124,871,943	118,899,328	586,106,089	554,036,782	315,070,419	298,440,597

(351,376)	68,108	464,114	(444,196)	4,331,681	924,586	187,322	307,588

See accompanying notes to financial statements.	85

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Index Fund
Six months ended June 30, 2011 (unaudited) and the year ended December 31, 2010	2011	2010
From operations:
Net investment income (loss)	$3,273,475	3,147,508
Net realized gain (loss)	(1,298,191)	(3,481,594)
Change in net unrealized appreciation or depreciation	8,873,168	13,264,260

Net change in net assets resulting from operations	10,848,452	12,930,174
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(143)	(665,364)
Class B Shares	—	(96,433)
Legacy Class A Shares	6	(1,384,381)
Legacy Class B Shares	—	(288,906)
Institutional Shares	102	(621,666)
Class R-1 Shares	—	(43,776)
Class R-2 Shares	—	(93,213)
Class R-3 Shares	—	(31,293)

	(35)	(3,225,032)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Legacy Class A Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—

Total distributions to shareholders	(35)	(3,225,032)
From Fund share transactions:
Proceeds from shares sold	14,022,799	25,699,267
Reinvestment of distributions	114	2,451,728

	14,022,913	28,150,995
Less payments for shares redeemed	(14,433,686)	(26,487,521)

Net increase (decrease) in net assets from Fund share transactions	(410,773)	1,663,474

Total increase (decrease) in net assets	10,437,644	11,368,616

Net assets:
Beginning of period	215,034,693	203,666,077

End of period*	$225,472,337	215,034,693

*Including accumulated undistributed net investment income (loss)	$2,272,354	(1,001,086)

86	See accompanying notes to financial statements.

Equity and Bond Fund		Bond Fund		Tax Advantaged Bond Fund		Money Market Fund
2011	2010	2011	2010	2011	2010	2011	2010

847,899	2,230,330	7,635,748	14,189,293	4,219,665	7,660,123	202	364
110,980	112,982	29,832	696,097	31,967	190,937	—	—
8,150,313	13,369,502	5,232,418	6,919,319	6,583,408	(6,617,305)	—	—

9,109,192	15,712,814	12,897,998	21,804,709	10,835,040	1,233,755	202	364

(202,481)	(474,562)	(2,563,991)	(3,962,646)	(2,637,106)	(4,449,610)	—	—
(13,933)	(80,299)	(134,528)	(258,367)	(68,587)	(126,085)	—	—
(389,275)	(1,107,295)	(2,039,030)	(4,087,890)	(1,137,914)	(2,305,360)	—	—
(73,731)	(336,475)	(594,844)	(1,448,555)	(376,058)	(779,068)	—	—
(94,927)	(238,509)	(2,136,745)	(4,077,429)	—	—	(182)	(345)
(7,304)	(27,402)	(49,299)	(114,602)	—	—	—	—
(17,210)	(54,941)	(87,718)	(180,787)	—	—	—	—
(7,315)	(17,170)	(29,593)	(59,017)	—	—	(20)	(19)

(806,176)	(2,336,653)	(7,635,748)	(14,189,293)	(4,219,665)	(7,660,123)	(202)	(364)

—	—	—	—	—	(96,267)	—	—
—	—	—	—	—	(2,713)	—	—
—	—	—	—	—	(40,850)	—	—
—	—	—	—	—	(15,342)	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	(155,172)	—	—

(806,176)	(2,336,653)	(7,635,748)	(14,189,293)	(4,219,665)	(7,815,295)	(202)	(364)

17,733,248	28,689,676	58,692,354	157,552,208	25,224,029	112,613,631	146,220,852	309,453,509
652,921	1,823,009	5,838,813	10,710,728	2,700,789	4,956,545	(55)	172

18,386,169	30,512,685	64,531,167	168,262,936	27,924,818	117,570,176	146,220,797	309,453,681
(14,228,297)	(23,098,485)	(50,768,775)	(74,432,156)	(32,366,996)	(44,057,823)	(150,120,232)	(308,728,182)

4,157,872	7,414,200	13,762,392	93,830,780	(4,442,178)	73,512,353	(3,899,435)	725,499

12,460,888	20,790,361	19,024,642	101,446,196	2,173,197	66,930,813	(3,899,435)	725,499

174,967,789	154,177,428	483,299,974	381,853,778	255,031,310	188,100,497	244,992,131	244,266,632

187,428,677	174,967,789	502,324,616	483,299,974	257,204,507	255,031,310	241,092,696	244,992,131

252,972	211,249	—	—	—	—	—	—

See accompanying notes to financial statements.	87

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Fund
Six months ended June 30, 2011 (unaudited) and the year ended December 31, 2010	2011	2010
From operations:
Net investment income	$7,016,890	10,270,690
Net realized gain (loss)	15,226,584	16,934,775
Change in net unrealized appreciation or depreciation	4,128,154	45,662,976

Net change in net assets resulting from operations	26,371,628	72,868,441
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(3,104,070)	(3,897,791)
Class B Shares	(64,970)	(86,743)
Legacy Class A Shares	(2,549,445)	(4,180,850)
Legacy Class B Shares	(333,237)	(539,440)
Institutional Shares	(683,385)	(1,038,915)
Class R-1 Shares	(42,898)	(71,538)
Class R-2 Shares	(161,333)	(230,573)
Class R-3 Shares	(15,107)	(23,396)

	(6,954,445)	(10,069,246)
Net realized gain:
Class A Shares	—	(526,416)
Class B Shares	—	(20,042)
Legacy Class A Shares	—	(558,681)
Legacy Class B Shares	—	(95,705)
Institutional Shares	—	(119,546)
Class R-1 Shares	—	(11,988)
Class R-2 Shares	—	(33,492)
Class R-3 Shares	—	(2,767)

	—	(1,368,637)
Total distributions to shareholders	(6,954,445)	(11,437,883)
From Fund share transactions:
Proceeds from shares sold	88,904,980	121,045,976
Reinvestment of distributions	6,882,958	11,332,385

	95,787,938	132,378,361
Less payments for shares redeemed	(57,396,432)	(109,096,082)

Net increase (decrease) in net assets from Fund share transactions	38,391,506	23,282,279

Total increase (decrease) in net assets	57,808,689	84,712,837

Net assets:
Beginning of period	664,141,253	579,428,416

End of period*	$721,949,942	664,141,253

*Including accumulated undistributed net investment income (loss)	$476,816	414,371

88	See accompanying notes to financial statements.

LifePath 2020 Fund		LifePath 2030 Fund		LifePath 2040 Fund		LifePath 2050 Fund
2011	2010	2011	2010	2011	2010	2011	2010

9,956,285	14,098,685	7,766,735	10,908,610	5,236,672	7,610,027	366,668	419,675
28,476,982	21,022,162	26,864,703	18,996,289	23,060,369	13,640,442	1,912,658	975,902
10,493,566	60,417,485	12,518,166	59,175,860	9,714,011	50,835,322	669,504	3,505,204

48,926,833	95,538,332	47,149,604	89,080,759	38,011,052	72,085,791	2,948,830	4,900,781

(4,005)	(5,910,816)	(763)	(4,940,601)	2,703	(2,925,530)	1,514	(358,138)
(20)	(161,186)	38	(159,934)	(24)	(137,374)	—	—
(30)	(4,702,330)	(4)	(3,044,499)	(161)	(2,037,449)	—	—
(46)	(703,203)	(6)	(485,080)	(4)	(323,414)	—	—
(188)	(1,764,247)	(1,248)	(1,617,329)	(1,418)	(1,697,064)	—	—
—	(119,859)	—	(141,540)	—	(102,120)	—	(9,633)
—	(337,448)	—	(269,150)	—	(212,274)	—	(12,303)
—	(41,900)	—	(41,664)	—	(28,636)	—	—

(4,289)	(13,740,989)	(1,983)	(10,699,797)	1,096	(7,463,861)	1,514	(380,074)

—	—	—	—	—	—	—	(1,164,855)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	(51,372)
—	—	—	—	—	—	—	(46,868)
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	(1,263,095)
(4,289)	(13,740,989)	(1,983)	(10,699,797)	1,096	(7,463,861)	1,514	(1,643,169)

135,798,056	230,676,031	128,716,892	218,009,351	89,443,673	157,967,361	17,042,520	24,865,682
3,027	13,677,670	1,890	10,676,006	1,648	7,439,890	(666)	1,538,331

135,801,083	244,353,701	128,718,782	228,685,357	89,445,321	165,407,251	17,041,854	26,404,013
(71,689,589)	(124,471,042)	(63,876,129)	(107,762,764)	(53,893,439)	(89,949,351)	(3,911,765)	(6,672,278)

64,111,494	119,882,659	64,842,653	120,922,593	35,551,882	75,457,900	13,130,089	19,731,735

113,034,038	201,680,002	111,990,274	199,303,555	73,564,030	140,079,830	16,080,433	22,989,347

1,046,923,731	845,243,729	903,557,127	704,253,572	681,916,616	541,836,786	46,091,630	23,102,283

1,159,957,769	1,046,923,731	1,015,547,401	903,557,127	755,480,646	681,916,616	62,172,063	46,091,630

13,704,618	3,752,622	10,667,370	2,902,618	7,281,456	2,043,688	407,966	39,784

See accompanying notes to financial statements.	89

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in common stocks and other equity securities of U.S. large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Small/Mid Cap Equity Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks as represented by the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Stock Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Stock Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Retirement Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

90	.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities
•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgement.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets as of June 30, 2011:

	Investments in Securities				Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$281,851,989	$—	$—	$281,851,989
Short-term Investments	5,749,229	—	—	5,749,229
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	186,050,465	—	—	186,050,465
Registered Investment Companies	1,221,502	—	—	1,221,502
Short-term Investments	1,677,215	—	—	1,677,215
International Equity Fund					—	(288,904)	—	(288,904)
Common Stocks (a)	—	117,051,768	—	117,051,768
Preferred Stocks (a)	—	3,954,182	—	3,954,182
Short-term Investments	4,300,582	—	—	4,300,582
S&P 500 Index Fund					—	—	—	—
Investments in securities in Master
Portfolios	—	586,597,188	—	586,597,188
Small Cap Index Fund					261,684	—	—	261,684
Common Stocks (a)	307,373,869	—	0	307,373,869
Registered Investment Companies	2,421,659	—	—	2,421,659
Short-term Investments	4,046,601	679,856	—	4,726,457
International Index Fund					131,345	(23,363)	—	107,982
Common Stocks (a)	—	219,907,846	0	219,907,846
Preferred Stocks (a)	—	1,190,410	—	1,190,410
Short-term Investments	397,815	—	—	397,815
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	186,805,155	—	—	186,805,155
Bond Fund					—	—	—	—
Corporate Bonds	—	199,480,306	—	199,480,306
Taxable Municipal Bonds	—	2,107,680	—	2,107,680
Commercial Mortgaged-Backed
Securities	—	4,235,538	—	4,235,538
Agency Notes & Bonds	—	9,304,018	—	9,304,018
Mortgage-Backed Securities	—	86,477,274	—	86,477,274
U.S. Treasury Obligations	—	167,589,663	—	167,589,663
Short-term Investments	28,366,319	—	—	28,366,319
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	—	245,202,748	—	245,202,748
Short-term Investments	9,177,249	—	—	9,177,249
Money Market Fund					—	—	—	—
Short-term Investments	293,514	240,100,532	—	240,394,046
(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Investments in Securities				Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
LifePath Retirement Fund					$—	$—	$—	$—
Investments in securities in Master Portfolios	$—	$722,851,361	$—	$722,851,361
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,160,367,572	—	1,160,367,572
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,015,330,212	—	1,015,330,212
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	755,709,668	—	755,709,668
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	62,158,704	—	62,158,704

On December 31, 2010, substantially all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund were valued at last traded price (except as noted on the Schedules of Investments), because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. On June 30, 2011, substantially all of the common stocks and preferred stocks in these Funds were fair valued using the independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on June 30, 2011 at $121,005,950 were transferred from Level 1 to Level 2 in the International Equity Fund and $221,098,256 of common stocks and preferred stocks were transferred from Level 1 to Level 2 in the International Index Fund. For the remaining Funds, there were no significant transfers of securities between Level 1 and Level 2 as of June 30, 2011 as compared to December 31, 2010.

Other financial instruments are derivative instruments not listed separately in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities
Balance as of December 31, 2010	$6,210
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	8,651
Purchases	—
Sales	—
Transfers in (a)	—
Transfers out (a)	(14,861)

Balance as of June 30, 2011	$0

(a) Using the end of the reporting period method for determining when transfers between levels are recognized

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2010 or for the six months ended June 30, 2011. The remaining Funds did not hold any Level 3 securities as of December 31, 2010 or for the six months ended June 30, 2011.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At June 30, 2011, the Tax Advantaged Bond Fund had no commitments for when-issued securities.

Multi-class fund structure

Each Fund, other than the Tax Advantaged Bond Fund and LifePath 2050 Fund, offers eight classes of shares. The Tax Advantaged Bond Fund offers four classes of shares: Class A, Legacy Class A, Class B and Legacy Class B. The LifePath 2050 Fund offers three classes of shares: Class A, Class R-1 and Class R-2. Except for new investments in the Money Market Fund, Class A and Legacy Class A shares are offered to investors subject to an initial sales charge. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Legacy Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to the corresponding Class A and Legacy Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Class R-1, R-2 and R-3 shares are available for purchase or exchange only by certain qualified purchasers as defined in the prospectus for Class R-1, R-2, and R-3 shares. Institutional, Class R-1, R-2 and R-3 shares are not subject to an initial sales charge or a contingent deferred sales charge.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Fund share valuation

The offering price of the shares of each Fund, other than Money Market Fund, is its Net Asset Value (“NAV”), plus an initial sales charge on the Class A and Legacy Class A shares. The offering price of the Money Market Fund and all Funds’ Class B, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 shares is the NAV. A separate NAV is calculated for each class of each Fund.

The NAV for each class of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually at 3:00 p.m., Central Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds as of June 30, 2011 is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds
S&P 500 Index Fund	S&P 500 Stock Master Portfolio	25.74%
LifePath Retirement Fund	LifePath Retirement Master Portfolio	51.76%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	47.72%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	48.15%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	46.80%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	37.76%

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The financial statements of each Master Portfolio, including Schedules of Investments, are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the MIP Notes to Financial Statements included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes, dividends and distributions to shareholders

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy.

As of December 31, 2010, the Trust’s management has completed a review of tax positions taken by the Funds and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed, as of December 31, 2010. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination.

As of June 30, 2011, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$236,675,437	$56,865,181	$(5,939,400)	$50,925,781
Small/Mid Cap Equity Fund	150,138,252	41,504,784	(2,693,854)	38,810,930
International Equity Fund	104,309,050	26,012,137	(5,014,655)	20,997,482
Small Cap Index Fund	273,461,498	81,208,009	(40,147,522)	41,060,487
International Index Fund	190,886,289	57,887,137	(27,277,355)	30,609,782
Equity and Bond Fund	202,986,508	4,503,682	(20,685,035)	(16,181,353)
Bond Fund	472,822,467	25,572,255	(833,924)	24,738,331
Tax Advantaged Bond Fund	247,468,652	7,569,884	(658,539)	6,911,345
Money Market Fund	240,394,046	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Schedules of Investments which are included in this report. The tax cost information for the LifePath Master Portfolios in the MIP Schedules of Investments does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios, each of which is an Underlying Fund. See the MIP Schedules of Investments for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

At December 31, 2010, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Year of Expiration
	2016	2017	2018	Total
Equity Fund	$63,664,928	$51,585,590	$—	$115,250,518
Small/Mid Cap Equity Fund	3,818,397	39,520,422	—	43,338,819
International Equity Fund	7,042,943	11,960,338	2,909,152	21,912,433
S&P 500 Index Fund	12,289,404	9,273,659	10,032,679	31,595,742
Small Cap Index Fund	—	11,344,763	—	11,344,763
International Index Fund	5,140,621	7,747,891	4,077,751	16,966,263
Equity and Bond Fund	176,301	—	—	176,301
Bond Fund	—	1,211,377	—	1,211,377
LifePath Retirement Fund	21,669,950	10,856,882	—	32,526,832
LifePath 2020 Fund	4,996,314	72,844,865	—	77,841,179
LifePath 2030 Fund	8,338,189	69,253,223	—	77,591,412
LifePath 2040 Fund	10,423,211	57,072,053	—	67,495,264

The Equity Fund, Small/Mid Cap Equity Fund, Small Cap Index Fund, Equity and Bond Fund, Bond Fund, LifePath Retirement Fund, LifePath 2020 Fund, LifePath 2030 Fund, and LifePath 2040 Fund utilized $6,980,543, $19,344,134, $3,855,875, $112,982, $696,097, $15,757,529, $15,210,490, $12,742,874, and $9,101,672, respectively, of capital loss carryforwards to offset realized capital gains in 2010.

As of December 31, 2010, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Equity Fund	$260,152	—	$45,653,967	$(115,250,518)	$(69,336,399)
Small/Mid Cap Equity Fund	—	—	37,000,618	(43,338,819)	(6,338,201)
International Equity Fund	1,516,055	—	21,953,758	(22,039,655)	1,430,158
S&P 500 Index Fund	817,011	—	75,818,340	(31,622,651)	45,012,700
Small Cap Index Fund	—	—	37,199,509	(11,348,330)	25,851,179
International Index Fund	113,393	—	21,909,836	(18,016,449)	4,006,780
Equity and Bond Fund	207,631	—	(24,388,113)	(176,301)	(24,356,783)
Bond Fund	48,913	—	19,505,913	(1,260,289)	18,294,537
Tax Advantaged Bond Fund	—	35,765	327,937	—	363,702
Money Market Fund	—	—	—	—	—
LifePath Retirement Fund	568,345	—	52,707,670	(32,526,832)	20,749,183
LifePath 2020 Fund	3,007,633	—	94,531,039	(77,841,179)	19,697,493
LifePath 2030 Fund	1,933,814	—	81,302,839	(77,591,412)	5,645,241
LifePath 2040 Fund	1,060,915	—	57,289,459	(67,495,264)	(9,144,890)
LifePath 2050 Fund	110,434	151,689	5,228,189	—	5,490,312

The difference between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2010 relates to one or more of the following: forward foreign currency contracts, mark-to-market of Passive Foreign Investment Companies (“PFICs”), post-October loss deferrals, return of capital transactions, amortization for GAAP but not for federal income tax purposes and non deductible start-up expenses.

From November 1, 2010 through December 31, 2010, the S&P 500 Index Fund incurred $26,909 in net realized losses. As permitted by tax regulations, the Fund elected to defer the losses and treat them as arising on January 1, 2011.

From November 1, 2010 through December 31, 2010, the International Equity Fund incurred $3,501 in foreign exchange losses and $123,724 in PFIC losses. As permitted by tax regulations, the Fund elected to defer the losses and treat them as arising on January 1, 2011.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

From November 1, 2010 through December 31, 2010, the International Index Fund incurred $1,050,186 in net realized losses. As permitted by tax regulations, the Fund elected to defer the losses and treat them as arising on January 1, 2011.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the recognition of net realized losses, net operating losses, the timing of Fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

As of December 31, 2010, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Accumulated Undistributed Net Investment Income (Loss)
Small/Mid Cap Equity Fund	$(404,992)	$(13,015)	—	$418,007
International Equity Fund	—	(144,861)	(1,062)	145,923
S&P 500 Index Fund	(157,378)	200,954	—	(43,576)
Small Cap Index Fund	471	111,943	—	(112,414)
International Index Fund	—	145,299	—	(145,299)
LifePath Retirement Fund	81,386	43,143	—	(124,529)
LifePath 2020 Fund	114,269	20,389	—	(134,658)
LifePath 2030 Fund	68,110	6,197	—	(74,307)
LifePath 2040 Fund	18,917	10,565	—	(29,482)
LifePath 2050 Fund	199	121	—	(320)

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, LifePath 2020 Fund, LifePath 2030 Fund, LifePath 2040 Fund and LifePath 2050 Fund declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond Fund, Tax Advantaged Bond Fund and Money Market Fund declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

The LifePath Retirement Fund declares and distributes dividends quarterly and capital gain distributions, if any, at least annually. The tax character of distributions was as follows for the year ended December 31, 2010:

2010 LifePath Retirement Fund	Ordinary Income	Long-term Capital Gain	Total
Class A	$4,424,207	$—	$4,424,207
Class B	106,785	—	$106,785
Legacy Class A	4,739,531	—	$4,739,531
Legacy Class B	635,145	—	$635,145
Institutional	1,158,461	—	$1,158,461
Class R-1	83,526	—	$83,526
Class R-2	264,065	—	$264,065
Class R-3	26,163	—	$26,163

Total Distributions	$11,437,883	$—	$11,437,883

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

2010 LifePath 2050 Fund	Ordinary Income	Long-term Capital Gain	Total
Class A	$1,002,008	$520,985	$1,522,993
Class R-1	38,029	22,976	$61,005
Class R-2	38,209	20,962	$59,171

Total Distributions	$1,078,246	$564,923	$1,643,169

2010 Tax Advantaged Bond Fund	Tax Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Class A	$4,449,610	$—	$96,267	$4,545,877
Class B	126,085	—	2,713	128,798
Legacy Class A	2,305,360	—	40,850	2,346,210
Legacy Class B	779,068	—	15,342	794,410

Total Distributions	$7,660,123	$—	$155,172	$7,815,295

For the remaining Funds, the tax distributions of ordinary income were the same as the distributions from net investment income reflected in the Statement of Changes in Net Assets for the year ended December 31, 2010.

The International Equity Fund and the International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $745,290 as ordinary income for federal income tax purposes during 2010. The International Index Fund recognized unrealized appreciation (depreciation) of $215,734 as ordinary income for federal income tax purposes during 2010. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2010 was $1,834,308 for the International Equity Fund and $1,094,922 for the International Index Fund.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2011. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

Line of Credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund may not borrow money from Auto Company under the agreement. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a rate equal to the current 30-day A1+/P1 Commercial Paper Index. The Funds did not borrow under the Line of Credit Agreement during the period ending June 30, 2011.

Financial instruments

The Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuations in the

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In order to decrease exposure to this risk, both Funds engaged in transaction hedging and portfolio hedging in order to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Portfolio hedging involved selling forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For disclosures about derivative instruments and hedging activities for the Master Portfolio, see the MIP Notes to Financial Statements.

As of June 30, 2011, the value of derivative instruments, which are also disclosed in Note 4 under Futures and foreign currency contracts, were as follows:

		Asset Derivatives			Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments (a)	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
International Equity Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$4,320		Unrealized loss on forward foreign currency contracts	$293,224

Total			$4,320			$293,224

Small Cap Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$261,684	(b)	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$—

Total			$261,684			$—

International Index Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$1,974		Unrealized loss on forward foreign currency contracts	$25,337
International Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets- Net Unrealized Appreciation	131,345		Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	—

Total			$133,319			$25,337

(a)  For open derivative instruments as of June 30, 2011, see Note 4 under Futures and foreign currency contracts, which is indicative of derivative activity volume for the sixmonths ended June 30, 2011.

(b)  Represents cumulative unrealized gain (loss) of futures contracts. Variation margin disclosed on the Statements of Assets and Liabilities is for the last day of the period.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

STATE FARM MUTUAL FUND TRUST NOTES TO FINANCIAL (Unaudited) STATEMENTS (continued)

As of June 30, 2011, the effect of derivative instruments on the Statements of Operations were as follows:

		Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Futures	Forward Currency Contracts
International Equity Fund	Forward Foreign Currency Contracts	$—	$(35,005)	$—	$(288,684)
S&P 500 Index Fund	Stock Index Futures Contracts	175,023	—	(83,317)	—
Small Cap Index Fund	Stock Index Futures Contracts	108,923	—	194,650	—
International Index Fund	Forward Foreign Currency Contracts	—	144,466	—	(31,435)
Internati.onal Index Fund	Stock Index Futures Contracts	(128,691)	—	134,726	—

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC, which serves as the Trust’s investment adviser and conducts the business and affairs of the Trust. Each Fund pays SFIMC an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to SFIMC monthly. The rates for the Feeder Funds include the fee for BlackRock Fund Advisors (“BlackRock”) investment advisory services to the Master Portfolios.

Equity Fund	0.60%	Tax Advantaged Bond Fund	0.10%
Small/Mid Cap Equity Fund	0.80%	Money Market Fund	0.10%
International Equity Fund	0.80%	LifePath Retirement Fund	0.70%
S&P 500 Index Fund	0.20%	LifePath 2020 Fund	0.70%
Small Cap Index Fund	0.35%	LifePath 2030 Fund	0.70%
International Index Fund	0.50%	LifePath 2040 Fund	0.70%
Equity and Bond Fund	None	LifePath 2050 Fund	0.70%
Bond Fund	0.10%

SFIMC does not receive an investment advisory and management services fee for performing its services for the Equity and Bond Fund. However, SFIMC receives investment advisory and management services fees from managing the underlying funds into which the Equity and Bond Fund invests. The Equity and Bond Fund pays no sales loads or similar compensation to SFIMC to acquire shares of each Fund in which it invests. Because the Underlying Funds have varied expenses and fee levels and the Equity and Bond Fund may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Equity and Bond Fund will vary.

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Equity Fund; Bridgeway and Rainier Investment Management, Inc. (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund; and Northern Trust Investments, Inc. (“Northern Trust”) as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Index Fund and International Index Fund.

In accordance with the investment objective of the Fund or Funds each sub-advises, Bridgeway, Westwood, Rainier, Marsico, Northern Cross, and Northern Trust determine which securities to buy and sell, select the brokers and dealers to effect the transactions, and negotiate commissions. Bridgeway’s, Westwood’s, Rainier’s, Marsico’s, Northern Cross’s, and Northern Trust’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

For the six months ended ended June 30, 2011, the following fees were earned by Bridgeway, Westwood, Rainier, Marsico, Northern Cross, and Northern Trust for providing sub-advisory services (although not all amounts indicated were paid during that period):

	Bridgeway	Westwood	Rainier	Marsico	Northern Cross	Northern Trust
Equity Fund	$314,379	$252,893	$—	$—	$—	$—
Small Mid/Cap Equity Fund	263,235	—	276,285	—	—	—
International Equity Fund	—	—	—	148,094	188,073	—
Small Cap Index Fund	—	—	—	—	—	176,746
International Index Fund	—	—	—	—	—	132,764

Total Sub-Advisory Fees	$577,614	$252,893	$276,285	$148,094	$188,073	$309,510

Distribution and Shareholder Services Agreements

The Trust has entered into a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 with State Farm VP Management Corp. (“VP Management Corp.”). Under terms of this plan, each Fund pays VP Management Corp. an annual fee based on a specified percentage of average daily net assets, up to the following amounts (not all Funds offer all classes shown):

	Class A	Class B	Legacy Class A	Legacy Class B	Class R-1	Class R-2
Money Market Fund	0.15%	0.55%	0.15%	0.55%	0.40%	0.20%
Bond Fund and Tax Advantaged Bond Fund	0.25%	0.65%	0.25%	0.65%	0.50%	0.30%
All Other Funds	0.25%	0.95%	0.25%	0.65%	0.50%	0.30%

For the period January 1, 2008, through December 31, 2010, distribution and service (12b-1) fees for Class B shares of the Small/Mid Cap Equity Fund, International Equity Fund and Equity and Bond Fund decreased from 0.95% of average daily net assets to 0.85% of average daily net assets.

The annual fee amount is payable to VP Management Corp. by each Fund only to the extent VP Management Corp. has incurred distribution expenses to be reimbursed. Any distribution expenses incurred by VP Management Corp. and not otherwise reimbursed by the Funds under the distribution plan can be carried forward and reimbursed in a later time period. At June 30, 2011, VP Management Corp. had not been reimbursed for the following amounts (the TOTAL below is the cumulative amount of unreimbursed distribution expenses incurred since the commencement of operations of the Trust, although the total amount incurred by Fund is dependant upon the timing of commencement of the applicable section of the distribution plan for each such Fund and its classes):

Equity Fund	$7,603,456	Tax Advantaged Bond Fund	9,502,811
Small/Mid Cap Equity Fund	7,680,552	Money Market Fund	10,493,185
International Equity Fund	5,661,975	LifePath Retirement Fund	9,838,693
S&P 500 Index Fund	24,382,005	LifePath 2020 Fund	25,376,697
Small Cap Index Fund	12,873,704	LifePath 2030 Fund	19,021,627
International Index Fund	8,922,955	LifePath 2040 Fund	13,216,755
Equity and Bond Fund	10,199,362	LifePath 2050 Fund	384,483

Bond Fund	12,559,142	TOTAL	$177,717,402

The Trust has a separate shareholder services agreement with SFIMC. Each Fund, except the Equity and Bond Fund, pays SFIMC a fee of 0.25% of average daily net assets of Class A, Class B, Legacy Class A, Legacy Class B and Institutional shares and, for the current year, 0.32% of Class R-1, Class R-2 and Class R-3 shares. The Equity and Bond Fund does not directly pay SFIMC any shareholder services fee for Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares and, for the current year, directly pays 0.07% of average daily net assets of Class R-1, Class R-2 and Class R-3 shares. However, SFIMC receives a shareholder services fee from managing the Equity Fund and Bond Fund into which the Equity and Bond Fund invests. Additionally, SFIMC receives proceeds from the account fee imposed on certain shareholders of the Trust.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Expense Reduction Agreements

For the Class A, Class B, Legacy Class A, Legacy Class B and Institutional shares of all Funds, SFIMC has agreed to reimburse each Class if, and to the extent, the Class’s total annual operating expenses (for the Feeder Funds, this includes net expenses incurred at the Master Portfolio and Underlying Fund levels as applicable) exceed the percentage of each Class’s average net assets indicated in the table below.

	Class A	Class B	Legacy Class A	Legacy Class B	Institutional
Equity Fund	1.20%	1.90%	1.20%	1.60%	0.95%
Small/Mid Cap Equity Fund	1.40%	2.10%	1.40%	1.80%	1.15%
International Equity Fund	1.50%	2.20%	1.50%	1.90%	1.25%
S&P 500 Index Fund	0.80%	1.50%	0.80%	1.20%	0.55%
Small Cap Index Fund	0.95%	1.65%	0.95%	1.35%	0.70%
International Index Fund (a)	1.20%	1.90%	1.20%	1.60%	0.95%
Equity and Bond Fund	0.25%	0.95%	0.25%	0.65%	—
Bond Fund	0.70%	1.10%	0.70%	1.10%	0.45%
Tax Advantaged Bond Fund	0.70%	1.10%	0.70%	1.10%	—
Money Market Fund	0.60%	1.00%	0.60%	1.00%	0.45%
LifePath Retirement Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2020 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2030 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2040 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2050 Fund	1.30%	—	—	—	—

(a)    Through April 30, 2009, the expense reimbursement threshold for International Index Fund Class A, Class B, Legacy Class A, Legacy Class B and Institutional was 1.15%, 1.85%, 1.15%, 1.55% and 0.90% respectively.

For all Class R shares, SFIMC has agreed to reimburse each Class for any expenses incurred by the Class, other than management fees, administrative fees charged by the Master Portfolios, distribution (12b-1) fees, and shareholder services fees, that exceed the following percentage of the Class’s average daily assets:

Fund	Expense Reimbursement Threshold	Fund	Expense Reimbursement Threshold
Equity Fund	0.10%	Money Market Fund	0.10%
Small/Mid Cap Equity Fund	0.10%	LifePath Retirement Fund	0.10%
International Equity Fund	0.20%	LifePath 2020 Fund	0.10%
S&P 500 Index Fund	0.10%	LifePath 2030 Fund	0.10%
Small Cap Index Fund	0.10%	LifePath 2040 Fund	0.10%
International Index Fund (a)	0.20%	LifePath 2050 Fund	0.10%
Bond Fund	0.10%

(a) Through April 30, 2009, the expense reimbursement threshold for International Index Fund Class R shares was 0.15%

SFIMC has agreed to reimburse all expenses directly incurred by all Class R shares of the Equity and Bond Fund excluding distribution and shareholder services fees directly incurred by the Equity and Bond Fund.

Beginning in late January 2009, the daily interest income on securities held by the Money Market Fund fell to a level below the amount of operating expenses incurred by the Money Market Fund. Since that time, SFIMC and VP Management Corp. have been voluntarily waiving portions of their fees in amounts necessary to keep the daily net investment income of the Money Market Fund from falling below zero.

The above arrangements are voluntary and may be eliminated by SFIMC or VP Management Corp. at any time.

Effective May 1, 2006, BlackRock contractually agreed to waive the investment advisory fees charged to the LifePath Master Portfolios in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2012. Beginning on March 15, 2004 and until May 1, 2006, such waiver was voluntary.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Effective January 1, 2007, BlackRock also contractually agreed to provide an offsetting credit against the investment advisory fees BlackRock receives from the LifePath Master Portfolios and the S&P 500 Stock Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by the LifePath Master Portfolios through April 30, 2021 and that are paid by the S&P 500 Stock Master Portfolio through April 30, 2012. Also effective January 1, 2007, BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BlackRock and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2012. Beginning on May 1, 2006 and until December 31, 2006, such offsetting credits were voluntary.

BlackRock and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Effective October 2, 2007, BTC began voluntarily waiving a portion of its administration fees payable by the Active Stock Master Portfolio in an amount sufficient to maintain the investment advisory fees of the LifePath Master Portfolios, which are not to exceed 0.35% of the average daily net assets of each LifePath Master Portfolio. This arrangement is voluntary and may be terminated by BTC at any time. During the periods from July 3, 2008 through July 15, 2008 and October 6, 2010 through October 27, 2010, BlackRock voluntarily waived a portion of its investment advisory fees payable by the Active Stock Master Portfolio.

New accounting pronouncement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-4, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is effective for reporting periods beginning after December 15, 2011. This update changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. They also clarify that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. At this time, the Trust’s management is evaluating the impact these amendments may have on the Trust’s financial statements, if any.

3.	Investment transactions

For the six months ended June 30, 2011, investment transactions (exclusive of short-term instruments) were as follows:

	Purchases	Sales
Equity Fund	$61,146,910	$61,189,697
Small/Mid Cap Equity Fund	76,167,962	73,028,278
International Equity Fund	37,278,459	36,934,928
Small Cap Index Fund	36,412,346	37,533,732
International Index Fund	5,616,705	4,761,944
Equity and Bond Fund	5,148,001	499,999
Bond Fund	25,395,278	23,839,585
Tax Advantaged Bond Fund	12,252,380	22,557,314

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

4.	Futures and foreign currency contracts

As of June 30, 2011, the International Equity Fund and International Index Fund had the following open forward foreign currency contracts. See Note 2 under Financial Instruments:

International Equity Fund
Foreign amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
24,987	British Pound	Barclays Bank PLC Wholesale	07/01/2011	(39,990)	$114	$—
34,533	British Pound	Barclays Bank PLC Wholesale	07/01/2011	(55,467)	—	(43)
37,437	British Pound	Barclays Bank PLC Wholesale	07/01/2011	(60,165)	—	(80)
143,036	British Pound	Barclays Bank PLC Wholesale	07/01/2011	(228,883)	682	—
34,699	British Pound	Credit Suisse London Branch (GFX)	07/05/2011	(55,768)	—	(78)
37,403	British Pound	Credit Suisse London Branch (GFX)	07/01/2011	(59,830)	200	—
37,257,810	Japanese Yen	State Street Bank and Trust Company	07/08/2011	(461,080)	1,728	—
5,315,509	Japanese Yen	UBS AG	07/01/2011	(65,787)	240	—
5,719,194	Japanese Yen	UBS AG	07/01/2011	(70,783)	258	—
(218,660,641)	Japanese Yen	State Street Bank and Trust Company	07/08/2011	2,572,297	—	(143,855)
(212,672,268)	Japanese Yen	State Street Bank and Trust Company	07/08/2011	2,492,599	—	(149,168)
(74,026)	Swiss Franc	Credit Suisse London Branch (GFX)	07/01/2011	89,145	1,098	—

				Total	$4,320	$(293,224)

International Index Fund
Foreign amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
19,074	Australian Dollar	Citibank N.A.	09/21/2011	(20,000)	$457	$—
279,951	British Pound	Goldman Sachs Capital Markets LP	09/21/2011	(458,000)	—	(9,119)
21,040	Euro	Citibank N.A.	09/21/2011	(30,000)	444	—
550,894	Euro	Citibank N.A.	09/21/2011	(801,000)	—	(3,876)
8,066,496	Japanese Yen	Morgan Stanley and Co. Inc.	09/21/2011	(101,000)	—	(757)
(97,916)	Australian Dollar	Goldman Sachs Capital Markets LP	09/21/2011	102,000	—	(1,995)
(113,610)	British Pound	Citibank N.A.	09/21/2011	183,000	835	—
(42,519)	British Pound	Morgan Stanley and Co. Inc.	09/21/2011	68,000	—	(176)
(141,142)	Euro	Citibank N.A.	09/21/2011	200,000	—	(4,228)
(66,611)	Euro	Citibank N.A.	09/21/2011	94,000	—	(2,383)
(94,387)	Euro	UBS AG	09/21/2011	134,000	—	(2,574)
(93,323)	Hong Kong Dollar	UBS AG	09/21/2011	12,000	7	—
(7,904,405)	Japanese Yen	Citibank N.A.	09/21/2011	98,000	—	(229)
(48,546)	Swiss Franc	Citibank N.A.	09/21/2011	58,000	231	—

				Total	$1,974	$(25,337)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The Small Cap Index and International Index Funds had the following open futures contracts at June 30, 2011:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Small Cap Index Fund	Russell 2000 Mini	70	$5,516,116	$5,777,800	Long	September ‘11	$261,684

Total							$261,684

International Index Fund	Euro Stoxx 50	41	1,652,000	1,693,311	Long	September ‘11	41,311
International Index Fund	FTSE 100 Index	14	1,296,989	1,326,251	Long	September ‘11	29,262
International Index Fund	Hang Seng Index	2	285,336	288,214	Long	July ‘11	2,878
International Index Fund	ASX SPI 200 Index	3	364,238	370,110	Long	September ‘11	5,872
International Index Fund	Nikkei 225 Index	8	463,226	487,672	Long	September ‘11	24,446
International Index Fund	TOPIX Index	5	500,031	527,607	Long	September ‘11	27,576

Total							$131,345

5.	Fund share transactions

At June 30, 2011, the Funds were authorized to issue an unlimited number of shares (no par value) in an unlimited number of classes. Proceeds and payments on Fund shares as shown in the Statements of Changes in Net Assets are in respect of the following number of shares and dollars by class:

Six months ended June 30, 2011:

	Class A Dollar Amounts				Class A Share Amounts
2011	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$6,196,744	$4	$2,842,084	$3,354,664	1,020,788	1	469,419	551,370
Small/Mid Cap Equity Fund	7,833,279	—	3,819,969	4,013,310	798,224	—	390,441	407,783
International Equity Fund	3,402,048	(4)	1,367,195	2,034,849	341,576	—	137,374	204,202
S&P 500 Index Fund	18,828,103	93	7,259,858	11,568,338	1,908,995	10	736,679	1,172,326
Small Cap Index Fund	6,552,885	(145)	2,904,619	3,648,121	521,133	(18)	232,675	288,440
International Index Fund	4,391,948	92	3,138,517	1,253,523	390,491	9	280,624	109,876
Equity and Bond Fund	8,133,070	161,561	2,806,574	5,488,057	1,001,157	19,631	344,561	676,227
Bond Fund	31,140,276	2,434,012	20,512,143	13,062,145	2,793,781	218,133	1,845,679	1,166,235
Tax Advantaged Bond Fund	22,240,034	2,135,405	28,748,548	(4,373,109)	2,017,317	193,052	2,632,388	(422,019)
Money Market Fund	90,287,696	(81)	92,501,246	(2,213,631)	90,287,696	(81)	92,501,246	(2,213,631)
LifePath Retirement Fund	63,944,558	3,079,277	24,391,108	42,632,727	5,443,764	260,785	2,075,907	3,628,642
LifePath 2020 Fund	90,070,914	2,260	30,443,211	59,629,963	6,810,687	177	2,303,551	4,507,313
LifePath 2030 Fund	84,099,235	728	28,915,932	55,184,031	6,201,711	59	2,131,563	4,070,207
LifePath 2040 Fund	46,935,180	316	20,263,052	26,672,444	3,379,710	24	1,461,108	1,918,626
LifePath 2050 Fund	16,040,135	(666)	3,717,212	12,322,257	1,645,247	(70)	381,566	1,263,611

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Class B Dollar Amounts				Class B Share Amounts
2011	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$178,772	$—	$136,772	$42,000	29,603	—	22,538	7,065
Small/Mid Cap Equity Fund	303,344	—	107,981	195,363	32,054	—	11,344	20,710
International Equity Fund	96,542	(1)	61,595	34,946	9,762	—	6,216	3,546
S&P 500 Index Fund	767,988	(17)	342,062	425,909	77,548	(2)	34,644	42,902
Small Cap Index Fund	262,295	—	116,080	146,215	21,035	—	9,296	11,739
International Index Fund	174,292	—	136,714	37,578	15,523	—	12,182	3,341
Equity and Bond Fund	182,399	1,921	103,726	80,594	22,413	233	12,702	9,944
Bond Fund	653,624	58,543	415,310	296,857	58,924	5,251	37,378	26,797
Tax Advantaged Bond Fund	210,920	16,776	144,788	82,908	19,152	1,516	13,310	7,358
Money Market Fund	90,643	—	149,175	(58,532)	90,643	—	149,175	(58,532)
LifePath Retirement Fund	940,837	63,586	675,910	328,513	79,719	5,352	57,319	27,752
LifePath 2020 Fund	2,566,134	22	1,244,823	1,321,333	195,496	2	94,624	100,874
LifePath 2030 Fund	3,364,349	(40)	1,554,133	1,810,176	248,987	(3)	115,297	133,687
LifePath 2040 Fund	2,967,835	(567)	1,539,061	1,428,207	214,712	(43)	111,653	103,016

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2011	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$6,435,200	$—	$5,398,615	$1,036,585	1,025,056	—	857,011	168,045
Small/Mid Cap Equity Fund	5,189,787	—	3,459,527	1,730,260	539,401	—	359,218	180,183
International Equity Fund	1,770,146	205	1,695,113	75,238	177,277	21	168,642	8,656
S&P 500 Index Fund	22,407,867	100	20,986,432	1,421,535	2,267,484	10	2,118,727	148,767
Small Cap Index Fund	9,364,993	6	8,782,689	582,310	752,166	1	704,202	47,965
International Index Fund	4,206,945	14	4,788,017	(581,058)	377,051	1	427,556	(50,504)
Equity and Bond Fund	6,060,712	333,314	4,642,690	1,751,336	740,369	40,159	565,497	215,031
Bond Fund	12,057,885	1,924,242	11,321,164	2,660,963	1,081,402	172,334	1,017,414	236,322
Tax Advantaged Bond Fund	2,756,292	525,162	2,735,604	545,850	250,237	47,552	250,271	47,518
Money Market Fund	16,077,432	(121)	20,796,152	(4,718,841)	16,077,432	(121)	20,796,152	(4,718,841)
LifePath Retirement Fund	11,179,600	2,510,662	20,186,370	(6,496,108)	934,404	208,647	1,689,119	(546,068)
LifePath 2020 Fund	18,392,699	132	22,405,893	(4,013,062)	1,398,420	11	1,703,008	(304,577)
LifePath 2030 Fund	14,938,174	(52)	16,395,791	(1,457,669)	1,102,404	(4)	1,210,697	(108,297)
LifePath 2040 Fund	12,552,331	(2)	13,638,569	(1,086,240)	904,577	—	981,049	(76,472)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2011	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$479,852	$—	$4,835,775	$(4,355,923)	76,749	—	776,212	(699,463)
Small/Mid Cap Equity Fund	432,531	—	3,178,368	(2,745,837)	47,011	—	346,194	(299,183)
International Equity Fund	152,782	(1)	1,149,318	(996,537)	15,356	—	116,357	(101,001)
S&P 500 Index Fund	1,655,446	—	16,630,614	(14,975,168)	167,027	—	1,680,189	(1,513,162)
Small Cap Index Fund	591,313	—	6,419,428	(5,828,115)	48,238	—	524,930	(476,692)
International Index Fund	294,172	—	2,608,603	(2,314,431)	26,150	—	233,529	(207,379)
Equity and Bond Fund	544,261	41,719	4,626,970	(4,040,990)	66,508	5,020	565,037	(493,509)
Bond Fund	609,309	331,511	8,543,120	(7,602,300)	54,666	29,706	766,166	(681,794)
Tax Advantaged Bond Fund	16,783	23,446	738,056	(697,827)	1,530	2,127	67,477	(63,820)
Money Market Fund	1,751,156	—	2,234,482	(483,326)	1,751,156	—	2,234,482	(483,326)
LifePath Retirement Fund	947,759	332,354	3,906,596	(2,626,483)	79,178	27,545	325,496	(218,773)
LifePath 2020 Fund	1,874,312	46	6,126,262	(4,251,904)	142,972	4	467,433	(324,457)
LifePath 2030 Fund	1,782,815	(2)	4,596,821	(2,814,008)	132,360	—	341,350	(208,990)
LifePath 2040 Fund	1,418,427	91	3,908,644	(2,490,126)	102,509	7	282,153	(179,637)

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2011	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$3,211,430	$71	$2,632,167	$579,334	526,825	12	432,663	94,174
Small/Mid Cap Equity Fund	4,482,663	—	3,282,847	1,199,816	450,531	—	327,506	123,025
International Equity Fund	1,777,430	(25)	800,459	976,946	175,676	(2)	79,555	96,119
S&P 500 Index Fund	8,181,153	699	6,933,179	1,248,673	820,604	73	693,883	126,794
Small Cap Index Fund	5,546,874	196	5,195,834	351,236	436,659	23	412,922	23,760
International Index Fund	3,529,283	8	2,659,939	869,352	313,067	1	235,858	77,210
Equity and Bond Fund	1,426,089	94,299	802,358	718,030	176,198	11,458	99,104	88,552
Bond Fund	12,314,953	972,336	8,086,097	5,201,192	1,109,496	87,168	728,491	468,173
Money Market Fund	33,277,055	136	29,239,006	4,038,185	33,277,055	136	29,239,006	4,038,185
LifePath Retirement Fund	8,884,364	682,198	5,381,453	4,185,109	741,268	56,696	448,411	349,553
LifePath 2020 Fund	14,439,472	567	6,712,247	7,727,792	1,090,728	44	507,588	583,184
LifePath 2030 Fund	15,766,530	1,256	7,602,687	8,165,099	1,157,719	95	558,156	599,658
LifePath 2040 Fund	18,116,021	1,810	9,542,885	8,574,946	1,297,876	135	683,303	614,708

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2011	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$285,622	$—	$457,791	$(172,169)	47,424	—	75,701	(28,277)
Small/Mid Cap Equity Fund	342,608	—	584,773	(242,165)	36,210	—	61,944	(25,734)
International Equity Fund	362,504	—	518,596	(156,092)	36,609	—	52,959	(16,350)
S&P 500 Index Fund	1,153,017	—	954,276	198,741	116,722	—	96,632	20,090
Small Cap Index Fund	337,697	—	356,067	(18,370)	26,958	—	28,480	(1,522)
International Index Fund	417,031	—	566,129	(149,098)	37,091	—	51,173	(14,082)
Equity and Bond Fund	213,125	4,453	356,494	(138,916)	26,562	548	44,840	(17,730)
Bond Fund	582,008	34,154	896,620	(280,458)	52,193	3,062	80,746	(25,491)
Money Market Fund	1,690,601	—	1,736,403	(45,802)	1,690,601	—	1,736,403	(45,802)
LifePath Retirement Fund	800,966	41,890	1,191,308	(348,452)	68,200	3,539	101,299	(29,560)
LifePath 2020 Fund	2,983,793	—	2,274,167	709,626	227,532	—	173,139	54,393
LifePath 2030 Fund	3,585,850	—	3,288,852	296,998	267,097	—	244,130	22,967
LifePath 2040 Fund	2,722,716	—	2,759,565	(36,849)	198,355	—	202,200	(3,845)
LifePath 2050 Fund	479,399	—	108,771	370,628	49,246	—	11,140	38,106

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2011	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$1,160,207	$—	$560,387	$599,820	193,782	—	92,224	101,558
Small/Mid Cap Equity Fund	1,517,690	—	944,850	572,840	159,875	—	97,362	62,513
International Equity Fund	1,039,285	—	709,844	329,441	105,375	—	71,470	33,905
S&P 500 Index Fund	2,264,611	—	1,260,990	1,003,621	232,505	—	127,686	104,819
Small Cap Index Fund	1,202,491	—	515,227	687,264	96,858	—	40,699	56,159
International Index Fund	953,519	—	474,458	479,061	85,789	—	42,508	43,281
Equity and Bond Fund	867,131	13,377	765,509	114,999	108,998	1,641	95,931	14,708
Bond Fund	1,191,673	71,739	897,686	365,726	106,865	6,434	81,139	32,160
Money Market Fund	2,825,386	—	2,659,289	166,097	2,825,386	—	2,659,289	166,097
LifePath Retirement Fund	2,121,739	160,227	1,611,409	670,557	177,249	13,282	133,956	56,575
LifePath 2020 Fund	4,818,142	—	2,045,705	2,772,437	366,949	—	154,056	212,893
LifePath 2030 Fund	4,897,370	—	1,256,749	3,640,621	362,146	—	92,460	269,686
LifePath 2040 Fund	4,443,271	—	2,017,238	2,426,033	323,338	—	143,970	179,368
LifePath 2050 Fund	522,986	—	85,782	437,204	53,680	—	8,786	44,894

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2011	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$44,649	$—	$57,085	$(12,436)	7,282	—	9,531	(2,249)
Small/Mid Cap Equity Fund	64,874	—	120,792	(55,918)	6,532	—	12,432	(5,900)
International Equity Fund	49,568	—	74,690	(25,122)	4,931	—	7,674	(2,743)
S&P 500 Index Fund	67,981	—	129,840	(61,859)	6,829	—	13,196	(6,367)
Small Cap Index Fund	48,739	—	59,452	(10,713)	3,835	—	4,717	(882)
International Index Fund	55,609	—	61,309	(5,700)	4,930	—	5,467	(537)
Equity and Bond Fund	306,461	2,277	123,976	184,762	38,419	280	15,257	23,442
Bond Fund	142,626	12,276	96,635	58,267	12,711	1,100	8,568	5,243
Money Market Fund	220,884	11	804,480	(583,585)	220,883	11	804,480	(583,586)
LifePath Retirement Fund	85,157	12,764	52,278	45,643	7,125	1,062	4,335	3,852
LifePath 2020 Fund	652,590	—	437,281	215,309	49,719	—	32,719	17,000
LifePath 2030 Fund	282,569	—	265,164	17,405	20,744	—	19,135	1,609
LifePath 2040 Fund	287,892	—	224,425	63,467	20,540	—	16,138	4,402

The following reflects the conversion of Class B, Legacy Class B and Class R-1 shares (reflected as Redemptions) into Class A, Legacy Class A and Class R-2 shares (reflected as Sales), respectively, for the six months ended June 30, 2011.

Fund	Class A Dollar Amounts	Class A Share Amounts	Legacy Class A Dollar Amounts	Legacy Class A Share Amounts	Class R-2 Dollar Amounts	Class R-2 Share Amounts
Equity Fund	$3,299	537	$3,543,228	564,757	$185,282	30,895
Small/Mid Cap Equity Fund	3,915	395	2,311,563	239,805	317,066	33,263
International Equity Fund	2,239	225	673,895	67,842	281,195	28,991
S&P 500 Index Fund	7,899	796	12,083,127	1,223,716	299,924	30,760
Small Cap Index Fund	2,030	164	4,613,220	371,346	120,765	9,651
International Index Fund	1,894	173	1,590,527	143,279	329,077	30,078
Equity and Bond Fund	690	86	3,337,830	407,871	218,489	27,446
Bond Fund	5,331	482	6,580,730	589,813	130,521	11,670
Tax Advantaged Bond Fund	—	—	650,472	59,522	—	—
Money Market Fund	—	—	546,419	546,419	335,767	335,767
LifePath Retirement Fund	25,241	2,164	1,104,618	92,368	535,653	44,543
LifePath 2020 Fund	3	0	1,852,536	141,193	1,487,544	112,960
LifePath 2030 Fund	59,836	4,414	1,771,702	131,281	1,764,909	130,497
LifePath 2040 Fund	1,256	91	877,361	63,361	1,724,088	126,700
LifePath 2050 Fund	—	—	—	—	61,347	6,345

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Year ended December 31, 2010:

	Class A Dollar Amounts				Class A Share Amounts
2010	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$13,772,478	$112,083	$5,931,712	$7,952,849	2,605,633	19,398	1,118,899	1,506,132
Small/Mid Cap Equity Fund	9,018,432	—	4,425,590	4,592,842	1,121,712	—	553,952	567,760
International Equity Fund	6,514,240	237,772	2,328,838	4,423,174	740,101	24,312	263,819	500,594
S&P 500 Index Fund	32,274,740	1,083,032	14,072,952	19,284,820	3,735,116	114,607	1,631,303	2,218,420
Small Cap Index Fund	9,813,510	94,396	4,260,308	5,647,598	941,483	7,725	409,090	540,118
International Index Fund	10,109,432	530,166	5,200,596	5,439,002	1,000,944	48,684	519,575	530,053
Equity and Bond Fund	13,849,707	356,540	3,427,679	10,778,568	1,850,436	47,119	463,420	1,434,135
Bond Fund	100,297,124	3,713,101	29,401,032	74,609,193	8,966,780	331,036	2,635,685	6,662,131
Tax Advantaged Bond Fund	103,818,886	3,770,986	35,294,010	72,295,862	9,233,875	335,922	3,161,918	6,407,879
Money Market Fund	210,330,572	(50)	197,071,940	13,258,582	210,330,574	(50)	197,071,939	13,258,585
LifePath Retirement Fund	94,585,253	4,401,628	40,154,383	58,832,498	8,668,299	397,421	3,639,199	5,426,521
LifePath 2020 Fund	150,372,648	5,885,171	51,813,047	104,444,772	12,381,559	457,638	4,282,917	8,556,280
LifePath 2030 Fund	142,079,406	4,927,517	44,659,561	102,347,362	11,577,775	374,728	3,658,003	8,294,500
LifePath 2040 Fund	83,952,249	2,913,123	33,374,267	53,491,105	6,796,017	217,234	2,721,801	4,291,450
LifePath 2050 Fund	23,660,245	1,483,485	6,333,750	18,809,980	2,687,561	157,985	723,166	2,122,380

	Class B Dollar Amounts				Class B Share Amounts
2010	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$394,316	$—	$183,861	$210,455	75,265	—	34,760	40,505
Small/Mid Cap Equity Fund	362,871	—	212,557	150,314	46,723	—	27,239	19,484
International Equity Fund	232,542	8,190	155,423	85,309	26,672	843	17,662	9,853
S&P 500 Index Fund	1,374,218	28,664	775,271	627,611	159,470	3,024	90,325	72,169
Small Cap Index Fund	447,458	—	269,887	177,571	43,521	—	26,090	17,431
International Index Fund	425,424	19,705	301,205	143,924	42,223	1,808	29,981	14,050
Equity and Bond Fund	329,407	10,228	179,423	160,212	44,176	1,344	24,244	21,276
Bond Fund	1,821,885	100,212	518,803	1,403,294	163,291	8,950	46,446	125,795
Tax Advantaged Bond Fund	872,246	23,357	109,812	785,791	77,623	2,082	9,760	69,945
Money Market Fund	145,651	—	380,887	(235,236)	145,651	—	380,887	(235,236)
LifePath Retirement Fund	1,503,394	104,414	1,128,037	479,771	156,984	9,404	101,664	64,724
LifePath 2020 Fund	5,242,738	161,063	2,408,288	2,995,513	436,427	12,591	200,992	248,026
LifePath 2030 Fund	6,420,998	159,975	3,193,576	3,387,397	528,934	12,210	264,041	277,103
LifePath 2040 Fund	5,795,807	137,897	3,003,351	2,930,353	472,785	10,325	247,352	235,758
LifePath 2050 Fund	23,660,245	1,483,485	6,333,750	18,809,980	2,687,561	157,985	723,166	2,122,380

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2010	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$8,574,796	$215,599	$9,510,309	$(719,914)	1,560,811	35,933	1,750,102	(153,358)
Small/Mid Cap Equity Fund	6,013,905	—	6,644,801	(630,896)	764,110	—	847,208	(83,098)
International Equity Fund	3,171,107	376,029	3,918,544	(371,408)	356,570	38,137	446,672	(51,965)
S&P 500 Index Fund	28,011,541	3,145,658	34,157,727	(3,000,528)	3,215,305	331,832	3,969,875	(422,738)
Small Cap Index Fund	11,289,429	324,089	15,292,337	(3,678,819)	1,087,235	26,762	1,485,917	(371,920)
International Index Fund	6,334,186	1,061,099	9,555,782	(2,160,497)	625,878	97,622	954,321	(230,821)
Equity and Bond Fund	8,487,529	943,811	8,611,627	819,713	1,126,037	124,456	1,150,925	99,568
Bond Fund	19,969,762	3,853,626	17,024,446	6,798,942	1,782,920	343,993	1,525,372	601,541
Tax Advantaged Bond Fund	7,770,121	1,093,874	8,000,072	863,923	692,185	97,659	716,205	73,639
Money Market Fund	31,536,112	(45)	45,350,811	(13,814,744)	31,536,112	(45)	45,350,811	(13,814,744)
LifePath Retirement Fund	8,875,499	4,668,942	41,283,138	(27,738,697)	1,862,412	414,636	3,672,139	(1,395,091)
LifePath 2020 Fund	27,814,926	4,667,436	37,339,279	(4,856,917)	2,299,572	364,352	3,100,110	(436,186)
LifePath 2030 Fund	24,768,301	3,035,024	30,078,418	(2,275,093)	2,017,948	230,795	2,463,674	(214,931)
LifePath 2040 Fund	21,074,584	2,033,134	24,237,389	(1,129,671)	1,705,606	151,384	1,975,754	(118,764)

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2010	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$1,038,101	$(6)	$5,794,704	$(4,756,609)	192,021	(1)	1,066,583	(874,563)
Small/Mid Cap Equity Fund	832,742	—	3,556,234	(2,723,492)	110,582	—	472,991	(362,409)
International Equity Fund	402,429	51,892	1,842,436	(1,388,115)	46,066	5,311	209,861	(158,484)
S&P 500 Index Fund	3,891,692	515,293	19,646,262	(15,239,277)	451,011	54,242	2,260,383	(1,755,130)
Small Cap Index Fund	1,189,045	2	7,518,774	(6,329,727)	118,019	—	735,906	(617,887)
International Index Fund	736,866	168,560	3,998,687	(3,093,261)	72,587	15,464	395,160	(307,109)
Equity and Bond Fund	1,267,285	211,473	6,367,242	(4,888,484)	168,043	27,802	845,030	(649,185)
Bond Fund	2,084,019	902,976	8,768,521	(5,781,526)	186,218	80,640	783,545	(516,687)
Tax Advantaged Bond Fund	152,378	68,328	653,929	(433,223)	13,490	6,100	58,399	(38,809)
Money Market Fund	3,114,503	—	5,181,745	(2,067,242)	3,114,503	—	5,181,745	(2,067,242)
LifePath Retirement Fund	(514,296)	633,754	7,491,767	(7,372,309)	192,722	56,189	663,444	(414,533)
LifePath 2020 Fund	4,416,900	702,590	9,168,832	(4,049,342)	367,731	54,933	760,120	(337,456)
LifePath 2030 Fund	3,345,865	484,351	7,214,320	(3,384,104)	275,729	36,973	592,189	(279,487)
LifePath 2040 Fund	3,446,745	323,331	6,155,590	(2,385,514)	281,049	24,131	502,914	(197,734)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2010	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$5,868,264	$133,635	$2,898,394	$3,103,505	1,110,815	23,042	549,827	584,030
Small/Mid Cap Equity Fund	4,878,080	—	3,886,477	991,603	595,647	—	477,124	118,523
International Equity Fund	3,245,725	193,550	2,329,599	1,109,676	365,642	19,670	265,811	119,501
S&P 500 Index Fund	12,121,212	924,081	10,536,595	2,508,698	1,379,522	97,169	1,224,754	251,937
Small Cap Index Fund	7,729,979	226,780	6,398,559	1,558,200	724,158	18,482	615,824	126,816
International Index Fund	5,240,345	557,234	4,975,874	821,705	512,837	51,122	494,806	69,153
Equity and Bond Fund	3,146,315	236,932	2,003,195	1,380,052	415,838	31,490	267,887	179,441
Bond Fund	28,597,279	1,889,055	14,172,229	16,314,105	2,555,906	168,677	1,265,656	1,458,927
Money Market Fund	53,046,872	257	50,673,846	2,373,283	53,046,872	257	50,673,846	2,373,283
LifePath Retirement Fund	9,342,167	1,157,475	12,724,416	(2,224,774)	1,059,811	102,764	1,131,527	31,048
LifePath 2020 Fund	23,717,106	1,762,204	11,270,885	14,208,425	1,946,955	136,828	918,845	1,164,938
LifePath 2030 Fund	24,047,071	1,616,785	13,111,657	12,552,199	1,945,688	122,413	1,069,318	998,783
LifePath 2040 Fund	30,000,418	1,690,752	14,321,637	17,369,533	2,408,149	125,431	1,155,690	1,377,890

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2010	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$646,368	$—	$1,296,385	$(650,017)	124,228	—	245,832	(121,604)
Small/Mid Cap Equity Fund	933,675	—	1,342,282	(408,607)	120,782	—	172,709	(51,927)
International Equity Fund	697,791	19,332	1,197,509	(480,386)	79,658	1,983	137,491	(55,850)
S&P 500 Index Fund	1,534,047	37,792	2,910,155	(1,338,316)	177,483	3,986	337,946	(156,477)
Small Cap Index Fund	640,547	—	1,339,031	(698,484)	61,753	—	128,202	(66,449)
International Index Fund	768,487	29,047	1,488,341	(690,807)	75,619	2,670	148,551	(70,262)
Equity and Bond Fund	437,877	17,435	822,549	(367,237)	59,130	2,343	113,760	(52,287)
Bond Fund	1,270,252	81,694	2,203,107	(851,161)	113,280	7,304	198,266	(77,682)
Money Market Fund	3,267,758	—	4,341,344	(1,073,586)	3,267,758	—	4,341,344	(1,073,586)
LifePath Retirement Fund	1,294,008	81,926	3,345,471	(1,969,537)	152,363	7,389	303,076	(143,324)
LifePath 2020 Fund	5,205,059	119,859	6,475,137	(1,150,219)	433,586	9,357	537,574	(94,631)
LifePath 2030 Fund	6,125,179	141,540	5,702,985	563,734	505,405	10,821	469,689	46,537
LifePath 2040 Fund	4,437,041	102,126	4,891,237	(352,070)	362,366	7,656	398,839	(28,817)
LifePath 2050 Fund	575,115	29,340	265,215	339,240	65,916	3,115	29,279	39,752

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2010	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$3,103,286	$17,578	$1,236,365	$1,884,499	588,510	3,046	234,716	356,840
Small/Mid Cap Equity Fund	2,502,991	—	1,063,428	1,439,563	318,450	—	135,874	182,576
International Equity Fund	2,195,003	59,761	793,985	1,460,779	248,193	6,111	90,069	164,235
S&P 500 Index Fund	4,268,969	122,361	2,412,636	1,978,694	496,637	12,962	280,230	229,369
Small Cap Index Fund	1,838,677	9,944	810,178	1,038,443	178,042	814	77,311	101,545
International Index Fund	1,867,583	75,572	891,616	1,051,539	184,753	6,952	86,006	105,699
Equity and Bond Fund	1,085,092	43,440	1,641,425	(512,893)	148,258	5,886	226,069	(71,925)
Bond Fund	2,867,005	147,255	2,145,355	868,905	258,263	13,159	192,320	79,102
Money Market Fund	5,960,659	—	4,883,043	1,077,616	5,960,659	—	4,883,043	1,077,616
LifePath Retirement Fund	5,589,057	262,269	2,727,841	3,123,485	516,979	23,222	242,493	297,708
LifePath 2020 Fund	12,580,005	337,447	4,500,561	8,416,891	1,041,682	26,322	368,830	699,174
LifePath 2030 Fund	10,198,597	269,150	3,328,627	7,139,120	831,849	20,499	271,192	581,156
LifePath 2040 Fund	8,374,516	212,274	3,256,022	5,330,768	679,664	15,841	265,182	430,323
LifePath 2050 Fund	630,322	25,506	73,313	582,515	70,731	2,708	8,474	64,965

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2010	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$738,795	$5,748	$167,664	$576,879	140,826	993	31,934	109,885
Small/Mid Cap Equity Fund	540,779	—	138,712	402,067	68,690	—	17,074	51,616
International Equity Fund	443,046	11,743	115,119	339,670	49,044	1,195	13,327	36,912
S&P 500 Index Fund	434,465	12,326	214,469	232,322	49,680	1,297	24,435	26,542
Small Cap Index Fund	279,004	3,062	86,778	195,288	27,247	249	7,965	19,531
International Index Fund	216,944	10,345	75,420	151,869	20,900	948	7,280	14,568
Equity and Bond Fund	86,464	3,150	45,345	44,269	11,452	422	6,141	5,733
Bond Fund	644,882	22,809	198,663	469,028	58,456	2,037	17,741	42,752
Money Market Fund	2,051,382	10	844,566	1,206,826	2,051,382	10	844,566	1,206,826
LifePath Retirement Fund	370,894	21,977	241,029	151,842	38,163	1,952	21,550	18,565
LifePath 2020 Fund	1,326,649	41,900	1,495,013	(126,464)	108,734	3,266	119,639	(7,639)
LifePath 2030 Fund	1,023,934	41,664	473,620	591,978	83,701	3,159	38,654	48,206
LifePath 2040 Fund	886,001	27,253	709,858	203,396	71,055	2,004	58,091	14,968

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following reflects the conversion of Class B, Legacy Class B and Class R-1 shares (reflected as Redemptions) into Class A, Legacy Class A and Class R-2 shares (reflected as Sales), respectively, for the year ended December 31, 2010.

Fund	Class A Dollar Amounts	Class A Share Amounts	Legacy Class A Dollar Amounts	Legacy Class A Share Amounts	Class R-2 Dollar Amounts	Class R-2 Share Amounts
Equity Fund	$—	—	$2,951,628	534,325	$815,200	155,230
Small/Mid Cap Equity Fund	321	40	1,666,004	208,178	835,200	106,513
International Equity Fund	3,944	409	846,653	94,084	700,803	80,638
S&P 500 Index Fund	8,340	894	9,393,299	1,068,057	1,479,906	173,169
Small Cap Index Fund	550	49	3,499,834	332,971	758,532	73,419
International Index Fund	476	44	1,488,164	145,887	653,154	66,152
Equity and Bond Fund	—	—	3,520,778	466,373	372,848	51,192
Bond Fund	1,046	92	4,283,340	382,206	865,659	78,384
Tax Advantaged Bond Fund	—	—	442,961	39,496	—	—
Money Market Fund	—	—	706,368	706,368	1,343,083	1,343,083
LifePath Retirement Fund	10,523	923	1,299,158	114,686	1,525,802	136,852
LifePath 2020 Fund	74,326	6,294	1,075,664	87,874	4,140,526	343,114
LifePath 2030 Fund	70,652	5,771	889,716	72,106	2,920,515	237,917
LifePath 2040 Fund	57,244	4,646	638,352	51,805	2,221,689	181,080
LifePath 2050 Fund	—	—	—	—	69,465	7,557

(1)

“S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)

The Russell 2000® Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE®Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4)	LifePath and LifePath followed by 2020, 2030, 2040 and 2050 are registered trademarks of BlackRock Institutional Trust Company, N.A.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years, or if the performance information is not available for these periods, since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM MUTUAL FUND TRUST EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2011 (e)	$5.78	$0.02	$0.38	$0.40	$—	$—	$—
Year ended 12/31/2010	5.14	0.02	0.64	0.66	(0.02)	—	(0.02)
Year ended 12/31/2009	4.28	0.03	0.86	0.89	(0.03)	—	(0.03)
Year ended 12/31/2008	7.53	0.11	(3.24)	(3.13)	(0.11)	(0.01)	(0.12)
Year ended 12/31/2007	8.76	0.15	(0.70)	(0.55)	(0.16)	(0.52)	(0.68)
Period ended 12/31/2006 (f)	8.44	0.07	0.76	0.83	(0.13)	(0.38)	(0.51)
Class B Shares
Six months ended 06/30/2011 (e)	5.77	—	0.38	0.38	—	—	—
Year ended 12/31/2010	5.15	(0.02)	0.64	0.62	—	—	—
Year ended 12/31/2009	4.30	—	0.85	0.85	—	—	—
Year ended 12/31/2008	7.53	0.07	(3.22)	(3.15)	(0.07)	(0.01)	(0.08)
Year ended 12/31/2007	8.77	0.09	(0.72)	(0.63)	(0.09)	(0.52)	(0.61)
Period ended 12/31/2006 (f)	8.44	0.03	0.77	0.80	(0.09)	(0.38)	(0.47)
Legacy Class A Shares
Six months ended 06/30/2011 (e)	5.99	0.02	0.40	0.42	—	—	—
Year ended 12/31/2010	5.32	0.02	0.67	0.69	(0.02)	—	(0.02)
Year ended 12/31/2009	4.43	0.03	0.89	0.92	(0.03)	—	(0.03)
Year ended 12/31/2008	7.78	0.12	(3.35)	(3.23)	(0.11)	(0.01)	(0.12)
Year ended 12/31/2007	9.03	0.15	(0.73)	(0.58)	(0.15)	(0.52)	(0.67)
Year ended 12/31/2006	8.21	0.11	1.20	1.31	(0.11)	(0.38)	(0.49)
Legacy Class B Shares
Six months ended 06/30/2011 (e)	5.96	—	0.39	0.39	—	—	—
Year ended 12/31/2010	5.30	—	0.66	0.66	—	—	—
Year ended 12/31/2009	4.41	0.01	0.89	0.90	(0.01)	—	(0.01)
Year ended 12/31/2008	7.73	0.09	(3.32)	(3.23)	(0.08)	(0.01)	(0.09)
Year ended 12/31/2007	8.97	0.12	(0.73)	(0.61)	(0.11)	(0.52)	(0.63)
Year ended 12/31/2006	8.16	0.07	1.19	1.26	(0.07)	(0.38)	(0.45)
Institutional Shares
Six months ended 06/30/2011 (e)	5.80	0.02	0.38	0.40	—	—	—
Year ended 12/31/2010	5.15	0.03	0.65	0.68	(0.03)	—	(0.03)
Year ended 12/31/2009	4.29	0.04	0.86	0.90	(0.04)	—	(0.04)
Year ended 12/31/2008	7.54	0.13	(3.24)	(3.11)	(0.13)	(0.01)	(0.14)
Year ended 12/31/2007	8.78	0.17	(0.72)	(0.55)	(0.17)	(0.52)	(0.69)
Year ended 12/31/2006	8.00	0.13	1.16	1.29	(0.13)	(0.38)	(0.51)
Class R-1 Shares
Six months ended 06/30/2011 (e)	5.78	0.01	0.38	0.39	—	—	—
Year ended 12/31/2010	5.13	—	0.65	0.65	—	—	—
Year ended 12/31/2009	4.28	0.02	0.85	0.87	(0.02)	—	(0.02)
Year ended 12/31/2008	7.52	0.09	(3.22)	(3.13)	(0.10)	(0.01)	(0.11)
Year ended 12/31/2007	8.75	0.12	(0.71)	(0.59)	(0.12)	(0.52)	(0.64)
Year ended 12/31/2006	7.98	0.08	1.16	1.24	(0.09)	(0.38)	(0.47)
Class R-2 Shares
Six months ended 06/30/2011 (e)	5.77	0.01	0.38	0.39	—	—	—
Year ended 12/31/2010	5.13	0.02	0.64	0.66	(0.02)	—	(0.02)
Year ended 12/31/2009	4.27	0.03	0.85	0.88	(0.02)	—	(0.02)
Year ended 12/31/2008	7.51	0.10	(3.23)	(3.13)	(0.10)	(0.01)	(0.11)
Year ended 12/31/2007	8.76	0.14	(0.71)	(0.57)	(0.16)	(0.52)	(0.68)
Year ended 12/31/2006	7.99	0.10	1.16	1.26	(0.11)	(0.38)	(0.49)
Class R-3 Shares
Six months ended 06/30/2011 (e)	5.79	0.02	0.39	0.41	—	—	—
Year ended 12/31/2010	5.15	0.03	0.64	0.67	(0.03)	—	(0.03)
Year ended 12/31/2009	4.29	0.04	0.86	0.90	(0.04)	—	(0.04)
Year ended 12/31/2008	7.54	0.12	(3.24)	(3.12)	(0.12)	(0.01)	(0.13)
Year ended 12/31/2007	8.77	0.17	(0.71)	(0.54)	(0.17)	(0.52)	(0.69)
Year ended 12/31/2006	8.00	0.12	1.16	1.28	(0.13)	(0.38)	(0.51)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class B and Legacy Class B shares in 2011, Legacy Class B and Class R-1 shares in 2010 and Class B shares in 2009.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Unaudited.

116	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d)	Net investment income (loss) (d)	Expenses (d)	Net investment income (loss) (d)	Portfolio turnover rate

$6.18	6.92%	$37.8	1.18%	0.56%	1.18%	0.56%	44	%(d)
5.78	12.89	32.1	1.20	0.40	1.20	0.40	54
5.14	20.82	20.8	1.20	0.70	1.21	0.69	70
4.28	(41.52)	10.8	1.19	1.82	1.19	1.82	143
7.53	(6.38)	14.7	1.17	1.72	1.17	1.72	46
8.76	9.90	7.9	1.17	1.27	1.17	1.27	42

6.15	6.59	4.5	1.88	(0.15)	1.88	(0.15)	44	(d)
5.77	12.04	4.2	1.90	(0.30)	1.90	(0.30)	54
5.15	19.77	3.5	1.90	0.02	1.91	0.01	70
4.30	(41.84)	2.6	1.89	1.13	1.89	1.13	143
7.53	(7.27)	4.3	1.87	0.99	1.87	0.99	46
8.77	9.47	4.5	1.87	0.57	1.87	0.57	42

6.41	7.01	75.7	1.18	0.55	1.18	0.55	44	(d)
5.99	12.94	69.8	1.20	0.39	1.20	0.39	54
5.32	20.68	62.8	1.20	0.72	1.22	0.70	70
4.43	(41.54)	52.9	1.19	1.83	1.19	1.83	143
7.78	(6.57)	100.4	1.17	1.68	1.17	1.68	46
9.03	15.99	113.1	1.17	1.26	1.17	1.26	42

6.35	6.54	15.2	1.58	0.15	1.58	0.15	44	(d)
5.96	12.45	18.4	1.60	(0.01)	1.60	(0.01)	54
5.30	20.32	21.0	1.60	0.33	1.62	0.31	70
4.41	(41.77)	19.3	1.59	1.44	1.59	1.44	143
7.73	(6.91)	37.8	1.57	1.28	1.57	1.28	46
8.97	15.47	43.1	1.57	0.86	1.57	0.86	42

6.20	6.90	142.0	0.93	0.80	0.93	0.80	44	(d)
5.80	13.26	132.2	0.95	0.65	0.95	0.65	54
5.15	20.93	114.4	0.95	0.97	0.96	0.96	70
4.29	(41.28)	91.2	0.94	2.06	0.94	2.06	143
7.54	(6.36)	126.0	0.92	1.93	0.92	1.93	46
8.78	16.20	144.6	0.92	1.51	0.92	1.51	42

6.17	6.75	2.3	1.50	0.23	1.50	0.23	44	(d)
5.78	12.67	2.3	1.52	0.07	1.52	0.07	54
5.13	20.21	2.7	1.52	0.39	1.53	0.38	70
4.28	(41.63)	1.7	1.51	1.50	1.51	1.50	143
7.52	(6.84)	2.3	1.49	1.38	1.49	1.38	46
8.75	15.57	2.3	1.49	0.94	1.49	0.94	42

6.16	6.76	8.1	1.30	0.43	1.30	0.43	44	(d)
5.77	12.79	7.0	1.32	0.29	1.32	0.29	54
5.13	20.68	4.4	1.32	0.60	1.33	0.59	70
4.27	(41.62)	3.3	1.31	1.70	1.31	1.70	143
7.51	(6.66)	5.7	1.29	1.61	1.29	1.61	46
8.76	15.78	3.0	1.29	1.15	1.29	1.15	42

6.20	7.08	2.0	1.00	0.73	1.00	0.73	44	(d)
5.79	13.00	1.9	1.02	0.58	1.02	0.58	54
5.15	20.91	1.1	1.02	0.91	1.03	0.90	70
4.29	(41.36)	0.7	1.01	2.00	1.01	2.00	143
7.54	(6.32)	1.2	0.99	1.87	0.99	1.87	46
8.77	16.01	1.3	0.99	1.44	0.99	1.44	42

(f)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

See accompanying notes to financial statements.	117

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2011 (e)	$9.24	$(0.02)	$0.86	$0.84	$—	$—	$—
Year ended 12/31/2010	7.55	(0.02)	1.71	1.69	—	—	—
Year ended 12/31/2009	5.84	(0.01)	1.72	1.71	—	—	—
Year ended 12/31/2008	10.92	(0.03)	(5.00)	(5.03)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.80	(0.06)	1.74	1.68	—	(1.56)	(1.56)
Period ended 12/31/2006(f)	11.35	(0.04)	0.42	0.38	—	(0.93)	(0.93)
Class B Shares
Six months ended 06/30/2011 (e)	8.95	(0.05)	0.83	0.78	—	—	—
Year ended 12/31/2010	7.35	(0.06)	1.66	1.60	—	—	—
Year ended 12/31/2009	5.73	(0.04)	1.66	1.62	—	—	—
Year ended 12/31/2008	10.77	(0.09)	(4.90)	(4.99)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.75	(0.14)	1.72	1.58	—	(1.56)	(1.56)
Period ended 12/31/2006(f)	11.35	(0.09)	0.42	0.33	—	(0.93)	(0.93)
Legacy Class A Shares
Six months ended 06/30/2011 (e)	9.07	(0.02)	0.85	0.83	—	—	—
Year ended 12/31/2010	7.41	(0.02)	1.68	1.66	—	—	—
Year ended 12/31/2009	5.74	(0.01)	1.68	1.67	—	—	—
Year ended 12/31/2008	10.72	(0.03)	(4.90)	(4.93)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.64	(0.06)	1.70	1.64	—	(1.56)	(1.56)
Year ended 12/31/2006	10.12	(0.06)	1.51	1.45	—	(0.93)	(0.93)
Legacy Class B Shares
Six months ended 06/30/2011 (e)	8.65	(0.04)	0.81	0.77	—	—	—
Year ended 12/31/2010	7.10	(0.05)	1.60	1.55	—	—	—
Year ended 12/31/2009	5.52	(0.03)	1.61	1.58	—	—	—
Year ended 12/31/2008	10.36	(0.07)	(4.72)	(4.79)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.36	(0.10)	1.66	1.56	—	(1.56)	(1.56)
Year ended 12/31/2006	9.91	(0.10)	1.48	1.38	—	(0.93)	(0.93)
Institutional Shares
Six months ended 06/30/2011 (e)	9.35	(0.01)	0.88	0.87	—	—	—
Year ended 12/31/2010	7.62	—	1.73	1.73	—	—	—
Year ended 12/31/2009	5.89	0.01	1.72	1.73	—	—	—
Year ended 12/31/2008	10.97	(0.01)	(5.02)	(5.03)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.83	(0.03)	1.73	1.70	—	(1.56)	(1.56)
Year ended 12/31/2006	10.25	(0.03)	1.54	1.51	—	(0.93)	(0.93)
Class R-1 Shares
Six months ended 06/30/2011 (e)	8.96	(0.04)	0.84	0.80	—	—	—
Year ended 12/31/2010	7.34	(0.04)	1.66	1.62	—	—	—
Year ended 12/31/2009	5.70	(0.03)	1.67	1.64	—	—	—
Year ended 12/31/2008	10.69	(0.06)	(4.88)	(4.94)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.64	(0.10)	1.71	1.61	—	(1.56)	(1.56)
Year ended 12/31/2006	10.15	(0.10)	1.52	1.42	—	(0.93)	(0.93)
Class R-2 Shares
Six months ended 06/30/2011 (e)	9.08	(0.03)	0.85	0.82	—	—	—
Year ended 12/31/2010	7.43	(0.02)	1.67	1.65	—	—	—
Year ended 12/31/2009	5.76	(0.01)	1.68	1.67	—	—	—
Year ended 12/31/2008	10.77	(0.04)	(4.92)	(4.96)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.70	(0.07)	1.70	1.63	—	(1.56)	(1.56)
Year ended 12/31/2006	10.18	(0.07)	1.52	1.45	—	(0.93)	(0.93)
Class R-3 Shares
Six months ended 06/30/2011 (e)	9.29	(0.01)	0.87	0.86	—	—	—
Year ended 12/31/2010	7.57	—	1.72	1.72	—	—	—
Year ended 12/31/2009	5.86	—	1.71	1.71	—	—	—
Year ended 12/31/2008	10.92	(0.02)	(4.99)	(5.01)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.78	(0.04)	1.74	1.70	—	(1.56)	(1.56)
Year ended 12/31/2006	10.23	(0.04)	1.52	1.48	—	(0.93)	(0.93)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Institutional and Class R-3 shares in 2010 and Class R-3 shares in 2009.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Unaudited.

(f)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

118	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d)	Net investment income (loss) (d)	Expenses (d)	Net investment income (loss) (d)	Portfolio turnover rate

$10.08	9.09%	$43.4	1.40%	(0.41)%	1.43%	(0.44)%	80	%(d)
9.24	22.38	36.0	1.40	(0.19)	1.47	(0.26)	107
7.55	29.28	25.1	1.40	(0.12)	1.49	(0.21)	130
5.84	(46.01)	15.4	1.40	(0.35)	1.45	(0.40)	99
10.92	15.49	21.5	1.40	(0.47)	1.44	(0.51)	98
10.80	3.43	10.9	1.40	(0.54)	1.45	(0.59)	155

9.73	8.72	10.5	2.10	(1.12)	2.13	(1.15)	80	(d)
8.95	21.77	9.4	2.00	(0.80)	2.07	(0.87)	107
7.35	28.27	7.6	2.00	(0.72)	2.10	(0.82)	130
5.73	(46.28)	5.7	2.00	(0.96)	2.04	(1.00)	99
10.77	14.63	10.1	2.10	(1.18)	2.14	(1.22)	98
10.75	2.99	9.6	2.10	(1.24)	2.15	(1.29)	155

9.90	9.15	75.1	1.40	(0.42)	1.43	(0.45)	80	(d)
9.07	22.40	67.2	1.40	(0.20)	1.47	(0.27)	107
7.41	29.09	55.5	1.40	(0.12)	1.50	(0.22)	130
5.74	(45.94)	43.2	1.40	(0.37)	1.45	(0.42)	99
10.72	15.33	82.5	1.40	(0.48)	1.44	(0.52)	98
10.64	14.43	71.8	1.40	(0.57)	1.45	(0.62)	155

9.42	8.90	16.6	1.80	(0.83)	1.83	(0.86)	80	(d)
8.65	21.83	17.8	1.80	(0.62)	1.87	(0.69)	107
7.10	28.62	17.2	1.80	(0.52)	1.90	(0.62)	130
5.52	(46.18)	14.3	1.80	(0.77)	1.85	(0.82)	99
10.36	14.99	27.8	1.80	(0.88)	1.84	(0.92)	98
10.36	14.03	25.2	1.80	(0.99)	1.84	(1.03)	155

10.22	9.30	29.6	1.15	(0.16)	1.18	(0.19)	80	(d)
9.35	22.70	25.9	1.15	0.05	1.22	(0.02)	107
7.62	29.37	20.2	1.15	0.13	1.25	0.03	130
5.89	(45.80)	14.0	1.15	(0.11)	1.20	(0.16)	99
10.97	15.62	23.6	1.15	(0.22)	1.19	(0.26)	98
10.83	14.84	15.7	1.15	(0.32)	1.20	(0.37)	155

9.76	8.93	3.4	1.72	(0.74)	1.75	(0.77)	80	(d)
8.96	22.07	3.3	1.72	(0.53)	1.79	(0.60)	107
7.34	28.77	3.1	1.72	(0.44)	1.81	(0.53)	130
5.70	(46.16)	1.9	1.72	(0.68)	1.77	(0.73)	99
10.69	15.07	2.7	1.72	(0.81)	1.76	(0.85)	98
10.64	14.09	2.1	1.72	(0.89)	1.77	(0.94)	155

9.90	9.03	8.3	1.52	(0.53)	1.55	(0.56)	80	(d)
9.08	22.21	7.1	1.52	(0.30)	1.59	(0.37)	107
7.43	28.99	4.4	1.52	(0.24)	1.62	(0.34)	130
5.76	(46.00)	3.4	1.52	(0.48)	1.57	(0.53)	99
10.77	15.16	5.4	1.52	(0.58)	1.56	(0.62)	98
10.70	14.35	1.9	1.52	(0.69)	1.56	(0.73)	155

10.15	9.26	2.0	1.22	(0.24)	1.25	(0.27)	80	(d)
9.29	22.72	1.9	1.22	(0.02)	1.29	(0.09)	107
7.57	29.18	1.2	1.22	0.07	1.32	(0.03)	130
5.86	(45.83)	0.8	1.22	(0.18)	1.27	(0.23)	99
10.92	15.71	1.4	1.22	(0.30)	1.26	(0.34)	98
10.78	14.56	1.4	1.22	(0.40)	1.27	(0.45)	155

See accompanying notes to financial statements.	119

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2011(f)	$9.77	$0.08	$0.23	$0.31	$—	$—	$—
Year ended 12/31/2010	8.87	0.05	0.99	1.04	(0.14)	—	(0.14)
Year ended 12/31/2009	6.57	0.05	2.30	2.35	(0.05)	—	(0.05)
Year ended 12/31/2008	12.80	0.16	(6.18)	(6.02)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.44	0.09	1.28	1.37	(0.15)	(0.86)	(1.01)
Period ended 12/31/2006(g)	11.86	0.09	0.72	0.81	(0.23)	—	(0.23)
Class B Shares
Six months ended 06/30/2011(f)	9.70	0.04	0.23	0.27	—	—	—
Year ended 12/31/2010	8.81	—	0.98	0.98	(0.09)	—	(0.09)
Year ended 12/31/2009	6.53	0.01	2.27	2.28	—	—	—
Year ended 12/31/2008	12.80	0.10	(6.16)	(6.06)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.44	—	1.27	1.27	(0.05)	(0.86)	(0.91)
Period ended 12/31/2006(g)	11.86	0.03	0.72	0.75	(0.17)	—	(0.17)
Legacy Class A Shares
Six months ended 06/30/2011(f)	9.85	0.08	0.23	0.31	—	—	—
Year ended 12/31/2010	8.94	0.05	1.00	1.05	(0.14)	—	(0.14)
Year ended 12/31/2009	6.61	0.05	2.32	2.37	(0.04)	—	(0.04)
Year ended 12/31/2008	12.88	0.16	(6.22)	(6.06)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.51	0.10	1.27	1.37	(0.14)	(0.86)	(1.00)
Year ended 12/31/2006	10.74	0.12	1.86	1.98	(0.21)	—	(0.21)
Legacy Class B Shares
Six months ended 06/30/2011(f)	9.76	0.06	0.23	0.29	—	—	—
Year ended 12/31/2010	8.86	0.02	0.98	1.00	(0.10)	—	(0.10)
Year ended 12/31/2009	6.56	0.02	2.29	2.31	(0.01)	—	(0.01)
Year ended 12/31/2008	12.83	0.12	(6.18)	(6.06)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.47	0.04	1.27	1.31	(0.09)	(0.86)	(0.95)
Year ended 12/31/2006	10.68	0.06	1.85	1.91	(0.12)	—	(0.12)
Institutional Shares
Six months ended 06/30/2011(f)	9.83	0.09	0.23	0.32	—	—	—
Year ended 12/31/2010	8.92	0.07	1.00	1.07	(0.16)	—	(0.16)
Year ended 12/31/2009	6.59	0.07	2.32	2.39	(0.06)	—	(0.06)
Year ended 12/31/2008	12.81	0.19	(6.20)	(6.01)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.45	0.13	1.27	1.40	(0.18)	(0.86)	(1.04)
Year ended 12/31/2006	10.68	0.15	1.85	2.00	(0.23)	—	(0.23)
Class R-1 Shares
Six months ended 06/30/2011(f)	9.74	0.06	0.23	0.29	—	—	—
Year ended 12/31/2010	8.84	0.02	0.99	1.01	(0.11)	—	(0.11)
Year ended 12/31/2009	6.55	0.03	2.28	2.31	(0.02)	—	(0.02)
Year ended 12/31/2008	12.80	0.13	(6.17)	(6.04)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.44	0.05	1.28	1.33	(0.11)	(0.86)	(0.97)
Year ended 12/31/2006	10.68	0.08	1.85	1.93	(0.17)	—	(0.17)
Class R-2 Shares
Six months ended 06/30/2011(f)	9.77	0.07	0.23	0.30	—	—	—
Year ended 12/31/2010	8.87	0.04	0.99	1.03	(0.13)	—	(0.13)
Year ended 12/31/2009	6.57	0.04	2.30	2.34	(0.04)	—	(0.04)
Year ended 12/31/2008	12.81	0.15	(6.18)	(6.03)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.47	0.06	1.29	1.35	(0.15)	(0.86)	(1.01)
Year ended 12/31/2006	10.71	0.10	1.86	1.96	(0.20)	—	(0.20)
Class R-3 Shares
Six months ended 06/30/2011(f)	9.83	0.09	0.22	0.31	—	—	—
Year ended 12/31/2010	8.91	0.07	1.00	1.07	(0.15)	—	(0.15)
Year ended 12/31/2009	6.59	0.07	2.31	2.38	(0.06)	—	(0.06)
Year ended 12/31/2008	12.82	0.18	(6.20)	(6.02)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.46	0.12	1.27	1.39	(0.17)	(0.86)	(1.03)
Year ended 12/31/2006	10.70	0.14	1.85	1.99	(0.23)	—	(0.23)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class B shares in 2010 and 2007.

(c)	Net investment income distribution represents less than $0.01 per share for Class B shares in 2009.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Unaudited.

(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

120	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (e)	Net investment income (loss) (e)	Expenses (e)	Net investment income (loss) (e)	Portfolio turnover rate

$10.08	3.17%	$27.8	1.50%	1.59%	1.63%	1.46%	61	%(e)
9.77	11.75	24.9	1.50	0.55	1.68	0.37	66
8.87	35.73	18.2	1.50	0.66	1.72	0.44	62
6.57	(47.02)	11.0	1.50	1.58	1.67	1.41	154
12.80	10.80	17.9	1.50	0.69	1.60	0.59	52
12.44	6.79 (h)	12.4	1.50	1.08	1.64	0.94	30

9.97	2.78	9.4	2.20	0.86	2.33	0.73	61	(e)
9.70	11.09	9.1	2.10	(0.04)	2.27	(0.21)	66
8.81	34.92	8.2	2.10	0.12	2.34	(0.12)	62
6.53	(47.34)	6.0	2.10	0.98	2.27	0.81	154
12.80	10.00	11.3	2.20	0.03	2.30	(0.07)	52
12.44	6.30 (h)	10.7	2.20	0.43	2.34	0.29	30

10.16	3.15	47.1	1.50	1.56	1.63	1.43	61	(e)
9.85	11.72	45.5	1.50	0.57	1.67	0.40	66
8.94	35.90	41.8	1.50	0.71	1.73	0.48	62
6.61	(47.04)	31.0	1.50	1.59	1.67	1.42	154
12.88	10.66	61.6	1.50	0.73	1.60	0.63	52
12.51	18.38 (h)	56.5	1.50	1.00	1.62	0.88	30

10.05	2.97	12.7	1.90	1.13	2.03	1.00	61	(e)
9.76	11.27	13.3	1.90	0.18	2.07	0.01	66
8.86	35.26	13.5	1.90	0.33	2.13	0.10	62
6.56	(47.27)	10.5	1.90	1.18	2.07	1.01	154
12.83	10.36	21.0	1.90	0.33	2.00	0.23	52
12.47	17.92 (h)	19.6	1.90	0.53	2.02	0.41	30

10.15	3.26	16.8	1.25	1.84	1.38	1.71	61	(e)
9.83	12.01	15.3	1.25	0.82	1.43	0.64	66
8.92	36.31	12.8	1.25	0.93	1.48	0.70	62
6.59	(46.91)	8.2	1.25	1.83	1.42	1.66	154
12.81	10.91	14.7	1.25	0.96	1.35	0.86	52
12.45	18.76 (h)	11.9	1.25	1.26	1.37	1.14	30

10.03	2.98	2.9	1.82	1.24	1.95	1.11	61	(e)
9.74	11.40	2.9	1.82	0.24	1.99	0.07	66
8.84	35.31	3.2	1.82	0.37	2.05	0.14	62
6.55	(47.18)	2.1	1.82	1.26	2.00	1.08	154
12.80	10.43	3.0	1.82	0.38	1.92	0.28	52
12.44	18.11 (h)	2.3	1.82	0.68	1.95	0.55	30

10.07	3.07	6.3	1.62	1.43	1.75	1.30	61	(e)
9.77	11.63	5.8	1.62	0.43	1.80	0.25	66
8.87	35.59	3.8	1.62	0.52	1.85	0.29	62
6.57	(47.06)	2.6	1.62	1.48	1.79	1.31	154
12.81	10.59	4.7	1.62	0.49	1.73	0.38	52
12.47	18.28 (h)	2.2	1.62	0.84	1.75	0.71	30

10.14	3.15	2.0	1.32	1.72	1.45	1.59	61	(e)
9.83	12.06	1.9	1.32	0.75	1.49	0.58	66
8.91	36.08	1.4	1.32	0.89	1.55	0.66	62
6.59	(46.99)	0.9	1.32	1.76	1.49	1.59	154
12.82	10.99	1.7	1.32	0.91	1.42	0.81	52
12.46	18.56 (h)	1.6	1.32	1.18	1.44	1.06	30

(h)	Based upon net asset value of $12.44, $12.44, $12.51, $12.47, $12.45, $12.44, $12.47 and $12.46 for Class A, Class B, Legacy Class A, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $12.46, $12.46, $12.54, $12.49, $12.48, $12.46, $12.49 and $12.48, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 6.96%, 6.48%, 18.67%, 18.11%, 19.04%, 18.30%, 18.47% and 18.75%, respectively.

See accompanying notes to financial statements.	121

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)(b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2011(g)	$9.45	$0.06	$0.47	$0.53	$—	$—	$—
Year ended 12/31/2010	8.37	0.11	1.08	1.19	(0.11)	—	(0.11)
Year ended 12/31/2009	6.74	0.12	1.62	1.74	(0.11)	—	(0.11)
Year ended 12/31/2008	11.08	0.15	(4.32)	(4.17)	(0.16)	(0.01)	(0.17)
Year ended 12/31/2007	10.77	0.15	0.35	0.50	(0.15)	(0.04)	(0.19)
Period ended 12/31/2006(h)	9.96	0.09	0.86	0.95	(0.14)	—	(0.14)
Class B Shares
Six months ended 06/30/2011(g)	9.48	0.03	0.48	0.51	—	—	—
Year ended 12/31/2010	8.40	0.05	1.08	1.13	(0.05)	—	(0.05)
Year ended 12/31/2009	6.77	0.07	1.61	1.68	(0.05)	—	(0.05)
Year ended 12/31/2008	11.10	0.09	(4.31)	(4.22)	(0.10)	(0.01)	(0.11)
Year ended 12/31/2007	10.77	0.06	0.38	0.44	(0.07)	(0.04)	(0.11)
Period ended 12/31/2006(h)	9.96	0.04	0.86	0.90	(0.09)	—	(0.09)
Legacy Class A Shares
Six months ended 06/30/2011(g)	9.48	0.06	0.48	0.54	—	—	—
Year ended 12/31/2010	8.40	0.11	1.08	1.19	(0.11)	—	(0.11)
Year ended 12/31/2009	6.76	0.12	1.62	1.74	(0.10)	—	(0.10)
Year ended 12/31/2008	11.09	0.15	(4.31)	(4.16)	(0.16)	(0.01)	(0.17)
Year ended 12/31/2007	10.76	0.14	0.37	0.51	(0.14)	(0.04)	(0.18)
Year ended 12/31/2006	9.46	0.12	1.30	1.42	(0.12)	—	(0.12)
Legacy Class B Shares
Six months ended 06/30/2011(g)	9.51	0.04	0.47	0.51	—	—	—
Year ended 12/31/2010	8.41	0.08	1.08	1.16	(0.06)	—	(0.06)
Year ended 12/31/2009	6.77	0.09	1.62	1.71	(0.07)	—	(0.07)
Year ended 12/31/2008	11.09	0.11	(4.31)	(4.20)	(0.11)	(0.01)	(0.12)
Year ended 12/31/2007	10.75	0.10	0.37	0.47	(0.09)	(0.04)	(0.13)
Year ended 12/31/2006	9.46	0.08	1.28	1.36	(0.07)	—	(0.07)
Institutional Shares
Six months ended 06/30/2011(g)	9.51	0.07	0.48	0.55	—	—	—
Year ended 12/31/2010	8.41	0.13	1.10	1.23	(0.13)	—	(0.13)
Year ended 12/31/2009	6.76	0.13	1.64	1.77	(0.12)	—	(0.12)
Year ended 12/31/2008	11.12	0.17	(4.34)	(4.17)	(0.18)	(0.01)	(0.19)
Year ended 12/31/2007	10.79	0.17	0.37	0.54	(0.17)	(0.04)	(0.21)
Year ended 12/31/2006	9.49	0.15	1.29	1.44	(0.14)	—	(0.14)
Class R-1 Shares
Six months ended 06/30/2011(g)	9.48	0.04	0.48	0.52	—	—	—
Year ended 12/31/2010	8.39	0.08	1.09	1.17	(0.08)	—	(0.08)
Year ended 12/31/2009	6.75	0.09	1.63	1.72	(0.08)	—	(0.08)
Year ended 12/31/2008	11.09	0.12	(4.32)	(4.20)	(0.13)	(0.01)	(0.14)
Year ended 12/31/2007	10.76	0.11	0.36	0.47	(0.10)	(0.04)	(0.14)
Year ended 12/31/2006	9.47	0.09	1.30	1.39	(0.10)	—	(0.10)
Class R-2 Shares
Six months ended 06/30/2011(g)	9.44	0.05	0.48	0.53	—	—	—
Year ended 12/31/2010	8.36	0.10	1.08	1.18	(0.10)	—	(0.10)
Year ended 12/31/2009	6.73	0.11	1.62	1.73	(0.10)	—	(0.10)
Year ended 12/31/2008	11.06	0.14	(4.31)	(4.17)	(0.15)	(0.01)	(0.16)
Year ended 12/31/2007	10.75	0.13	0.36	0.49	(0.14)	(0.04)	(0.18)
Year ended 12/31/2006	9.46	0.11	1.29	1.40	(0.11)	—	(0.11)
Class R-3 Shares
Six months ended 06/30/2011(g)	9.50	0.07	0.48	0.55	—	—	—
Year ended 12/31/2010	8.42	0.13	1.08	1.21	(0.13)	—	(0.13)
Year ended 12/31/2009	6.77	0.13	1.63	1.76	(0.11)	—	(0.11)
Year ended 12/31/2008	11.12	0.17	(4.33)	(4.16)	(0.18)	(0.01)	(0.19)
Year ended 12/31/2007	10.79	0.16	0.37	0.53	(0.16)	(0.04)	(0.20)
Year ended 12/31/2006	9.49	0.14	1.30	1.44	(0.14)	—	(0.14)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.05% and 1.95%, respectively, for the six months ended June 30, 2011.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.06% and 1.94%, respectively, for the six months ended June 30, 2011.

122	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b)(d)	Net investment income (loss) (b)(d)	Expenses (d)(e)	Net investment income (loss) (d)(e)	Portfolio turnover rate (f)

$9.98	5.71%	$115.8	0.77%	1.23%	0.78%	1.22%	2%
9.45	14.27	98.5	0.79	1.29	0.79	1.29	9
8.37	25.76	68.7	0.79	1.60	0.80	1.59	5
6.74	(37.51)	40.4	0.79	1.63	0.79	1.63	8
11.08	4.69	51.4	0.78	1.30	0.78	1.30	7
10.77	9.57	22.1	0.78	1.30	0.78	1.30	14

9.99	5.38	16.5	1.47	0.53	1.48	0.52	2
9.48	13.43	15.3	1.49	0.59	1.49	0.59	9
8.40	24.87	12.9	1.50	0.92	1.50	0.92	5
6.77	(37.96)	9.6	1.49	0.93	1.49	0.93	8
11.10	4.09	14.2	1.48	0.58	1.48	0.58	7
10.77	9.03	12.0	1.48	0.59	1.48	0.59	14

10.02	5.70	292.8	0.77	1.23	0.78	1.22	2
9.48	14.17	275.7	0.79	1.28	0.79	1.28	9
8.40	25.74	247.7	0.80	1.63	0.80	1.63	5
6.76	(37.46)	208.0	0.79	1.61	0.79	1.61	8
11.09	4.73	372.3	0.78	1.27	0.78	1.27	7
10.76	14.97	375.6	0.78	1.21	0.78	1.21	14

10.02	5.36	66.0	1.17	0.82	1.18	0.81	2
9.51	13.84	77.0	1.19	0.88	1.19	0.88	9
8.41	25.25	82.9	1.20	1.23	1.20	1.23	5
6.77	(37.78)	72.5	1.19	1.20	1.19	1.20	8
11.09	4.41	141.3	1.18	0.87	1.18	0.87	7
10.75	14.42	142.9	1.18	0.80	1.18	0.80	14

10.06	5.78	72.2	0.52	1.48	0.53	1.47	2
9.51	14.66	67.0	0.54	1.53	0.54	1.53	9
8.41	26.15	57.2	0.55	1.86	0.55	1.86	5
6.76	(37.39)	41.9	0.54	1.86	0.54	1.86	8
11.12	4.99	74.2	0.53	1.52	0.53	1.52	7
10.79	15.21	66.4	0.53	1.46	0.53	1.46	14

10.00	5.49	6.5	1.09	0.91	1.10	0.90	2
9.48	13.89	5.9	1.11	0.96	1.11	0.96	9
8.39	25.47	6.6	1.12	1.29	1.12	1.29	5
6.75	(37.76)	4.8	1.11	1.32	1.11	1.32	8
11.09	4.40	6.2	1.10	0.95	1.10	0.95	7
10.76	14.64	5.4	1.10	0.90	1.10	0.90	14

9.97	5.61	14.3	0.89	1.11	0.90	1.10	2
9.44	14.14	12.6	0.91	1.17	0.91	1.17	9
8.36	25.66	9.2	0.92	1.50	0.92	1.50	5
6.73	(37.60)	6.5	0.91	1.51	0.91	1.51	8
11.06	4.58	9.6	0.90	1.17	0.90	1.17	7
10.75	14.82	5.9	0.90	1.11	0.90	1.11	14

10.05	5.79	2.1	0.59	1.41	0.60	1.40	2
9.50	14.35	2.0	0.61	1.47	0.61	1.47	9
8.42	26.03	1.6	0.62	1.81	0.62	1.81	5
6.77	(37.35)	1.3	0.61	1.81	0.61	1.81	8
11.12	4.92	1.9	0.60	1.45	0.60	1.45	7
10.79	15.14	1.7	0.60	1.39	0.60	1.39	14

(f)	Amount represents the portfolio turnover rate of the Master Portfolio.

(g)	Unaudited.

(h)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

See accompanying notes to financial statements.	123

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (c)	Total distributions
Class A Shares
Six months ended 06/30/2011 (f)	$12.09	$—	$0.70	$0.70	$—	$—	$—
Year ended 12/31/2010	9.65	0.04	2.44	2.48	(0.04)	—	(0.04)
Year ended 12/31/2009	7.68	0.04	1.97	2.01	(0.04)	—	(0.04)
Year ended 12/31/2008	13.04	0.06	(4.62)	(4.56)	(0.05)	(0.75)	(0.80)
Year ended 12/31/2007	14.32	0.10	(0.46)	(0.36)	(0.10)	(0.82)	(0.92)
Period ended 12/31/2006 (g)	15.06	0.05	0.43	0.48	(0.06)	(1.16)	(1.22)
Class B Shares
Six months ended 06/30/2011 (f)	11.98	(0.05)	0.70	0.65	—	—	—
Year ended 12/31/2010	9.60	(0.03)	2.41	2.38	—	—	—
Year ended 12/31/2009	7.66	(0.02)	1.96	1.94	—	—	—
Year ended 12/31/2008	13.01	(0.02)	(4.58)	(4.60)	—	(0.75)	(0.75)
Year ended 12/31/2007	14.29	(0.01)	(0.45)	(0.46)	—	(0.82)	(0.82)
Period ended 12/31/2006 (g)	15.06	(0.03)	0.42	0.39	—	(1.16)	(1.16)
Legacy Class A Shares
Six months ended 06/30/2011 (f)	11.98	—	0.69	0.69	—	—	—
Year ended 12/31/2010	9.56	0.04	2.41	2.45	(0.03)	—	(0.03)
Year ended 12/31/2009	7.61	0.04	1.95	1.99	(0.04)	—	(0.04)
Year ended 12/31/2008	12.91	0.06	(4.57)	(4.51)	(0.04)	(0.75)	(0.79)
Year ended 12/31/2007	14.17	0.09	(0.45)	(0.36)	(0.08)	(0.82)	(0.90)
Year ended 12/31/2006	13.11	0.05	2.20	2.25	(0.03)	(1.16)	(1.19)
Legacy Class B Shares
Six months ended 06/30/2011 (f)	11.80	(0.03)	0.68	0.65	—	—	—
Year ended 12/31/2010	9.42	—	2.38	2.38	—	—	—
Year ended 12/31/2009	7.51	0.01	1.91	1.92	(0.01)	—	(0.01)
Year ended 12/31/2008	12.74	0.02	(4.50)	(4.48)	—	(0.75)	(0.75)
Year ended 12/31/2007	13.99	0.03	(0.44)	(0.41)	(0.02)	(0.82)	(0.84)
Year ended 12/31/2006	12.99	(0.01)	2.17	2.16	—	(1.16)	(1.16)
Institutional Shares
Six months ended 06/30/2011 (f)	12.14	0.01	0.70	0.71	—	—	—
Year ended 12/31/2010	9.68	0.07	2.45	2.52	(0.06)	—	(0.06)
Year ended 12/31/2009	7.70	0.06	1.98	2.04	(0.06)	—	(0.06)
Year ended 12/31/2008	13.06	0.09	(4.63)	(4.54)	(0.07)	(0.75)	(0.82)
Year ended 12/31/2007	14.33	0.13	(0.46)	(0.33)	(0.12)	(0.82)	(0.94)
Year ended 12/31/2006	13.25	0.09	2.22	2.31	(0.07)	(1.16)	(1.23)
Class R-1 Shares
Six months ended 06/30/2011 (f)	12.08	(0.02)	0.69	0.67	—	—	—
Year ended 12/31/2010	9.64	—	2.44	2.44	—	—	—
Year ended 12/31/2009	7.67	0.01	1.97	1.98	(0.01)	—	(0.01)
Year ended 12/31/2008	13.00	0.03	(4.60)	(4.57)	(0.01)	(0.75)	(0.76)
Year ended 12/31/2007	14.26	0.05	(0.45)	(0.40)	(0.04)	(0.82)	(0.86)
Year ended 12/31/2006	13.21	0.01	2.20	2.21	—	(1.16)	(1.16)
Class R-2 Shares
Six months ended 06/30/2011 (f)	12.08	(0.01)	0.70	0.69	—	—	—
Year ended 12/31/2010	9.64	0.03	2.43	2.46	(0.02)	—	(0.02)
Year ended 12/31/2009	7.68	0.03	1.97	2.00	(0.04)	—	(0.04)
Year ended 12/31/2008	13.03	0.05	(4.62)	(4.57)	(0.03)	(0.75)	(0.78)
Year ended 12/31/2007	14.31	0.08	(0.46)	(0.38)	(0.08)	(0.82)	(0.90)
Year ended 12/31/2006	13.24	0.04	2.21	2.25	(0.02)	(1.16)	(1.18)
Class R-3 Shares
Six months ended 06/30/2011 (f)	12.15	0.01	0.70	0.71	—	—	—
Year ended 12/31/2010	9.69	0.06	2.45	2.51	(0.05)	—	(0.05)
Year ended 12/31/2009	7.71	0.05	1.98	2.03	(0.05)	—	(0.05)
Year ended 12/31/2008	13.06	0.08	(4.61)	(4.53)	(0.07)	(0.75)	(0.82)
Year ended 12/31/2007	14.33	0.12	(0.46)	(0.34)	(0.11)	(0.82)	(0.93)
Year ended 12/31/2006	13.25	0.08	2.22	2.30	(0.06)	(1.16)	(1.22)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class A and Legacy Class A shares in 2011 and Legacy Class B and Class R-1 shares in 2010.

(c)	Net realized gain distributions represent less than $0.01 per share in 2009.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Unaudited.

(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

124	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (e)	Net investment income (loss) (e)	Expenses (e)	Net investment income (loss) (e)	Portfolio turnover rate

$12.79	5.79%	$45.5	0.95%	(0.04)%	0.99%	(0.08)%	24	%(e)
12.09	25.66	39.6	0.95	0.41	1.01	0.35	15
9.65	26.21	26.3	0.95	0.50	1.03	0.42	20
7.68	(34.60)	17.5	0.95	0.57	1.00	0.52	20
13.04	(2.58)	23.5	0.95	0.68	0.99	0.64	18
14.32	3.15	15.3	0.95	0.46	0.98	0.43	27

12.63	5.43	10.8	1.65	(0.74)	1.69	(0.78)	24	(e)
11.98	24.79	10.1	1.65	(0.31)	1.71	(0.37)	15
9.60	25.33	7.9	1.65	(0.21)	1.73	(0.29)	20
7.66	(35.00)	6.1	1.65	(0.14)	1.70	(0.19)	20
13.01	(3.24)	9.9	1.65	(0.05)	1.68	(0.08)	18
14.29	2.55	10.1	1.65	(0.27)	1.68	(0.30)	27

12.67	5.76	152.7	0.95	(0.04)	0.99	(0.08)	24	(e)
11.98	25.65	143.8	0.95	0.39	1.01	0.33	15
9.56	26.13	118.3	0.95	0.49	1.03	0.41	20
7.61	(34.53)	97.8	0.95	0.55	1.00	0.50	20
12.91	(2.56)	165.8	0.95	0.64	0.98	0.61	18
14.17	17.10	183.7	0.95	0.35	0.97	0.33	27

12.45	5.51	40.6	1.35	(0.43)	1.39	(0.47)	24	(e)
11.80	25.27	44.1	1.35	(0.03)	1.41	(0.09)	15
9.42	25.54	41.1	1.35	0.09	1.43	0.01	20
7.51	(34.79)	35.2	1.35	0.15	1.40	0.10	20
12.74	(2.93)	61.0	1.35	0.25	1.38	0.22	18
13.99	16.58	66.7	1.35	(0.06)	1.37	(0.08)	27

12.85	5.85	53.6	0.70	0.21	0.74	0.17	24	(e)
12.14	26.01	50.3	0.70	0.64	0.76	0.58	15
9.68	26.47	38.9	0.70	0.74	0.78	0.66	20
7.70	(34.35)	28.9	0.70	0.81	0.75	0.76	20
13.06	(2.34)	42.7	0.70	0.90	0.73	0.87	18
14.33	17.36	43.6	0.70	0.61	0.72	0.59	27

12.75	5.55	3.1	1.27	(0.36)	1.31	(0.40)	24	(e)
12.08	25.31	3.0	1.27	0.04	1.33	(0.02)	15
9.64	25.86	3.0	1.27	0.17	1.35	0.09	20
7.67	(34.77)	2.3	1.27	0.24	1.32	0.19	20
13.00	(2.87)	3.1	1.27	0.33	1.30	0.30	18
14.26	16.69	3.0	1.27	0.05	1.29	0.03	27

12.77	5.71	6.9	1.07	(0.15)	1.11	(0.19)	24	(e)
12.08	25.57	5.9	1.07	0.29	1.13	0.23	15
9.64	26.00	3.7	1.07	0.38	1.15	0.30	20
7.68	(34.67)	2.7	1.07	0.44	1.12	0.39	20
13.03	(2.67)	4.2	1.07	0.55	1.11	0.51	18
14.31	16.96	3.1	1.07	0.25	1.09	0.23	27

12.86	5.84	1.8	0.77	0.14	0.81	0.10	24	(e)
12.15	25.92	1.7	0.77	0.58	0.83	0.52	15
9.69	26.38	1.2	0.77	0.68	0.85	0.60	20
7.71	(34.33)	0.8	0.77	0.74	0.82	0.69	20
13.06	(2.40)	1.3	0.77	0.83	0.80	0.80	18
14.33	17.27	1.3	0.77	0.54	0.79	0.52	27

See accompanying notes to financial statements.	125

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2011 (e)	$10.84	$0.31	$0.24	$0.55	$—	$—	$—
Year ended 12/31/2010	10.33	0.16	0.52	0.68	(0.17)	—	(0.17)
Year ended 12/31/2009	8.25	0.17	2.12	2.29	(0.21)	—	(0.21)
Year ended 12/31/2008	14.67	0.29	(6.51)	(6.22)	(0.20)	—	(0.20)
Year ended 12/31/2007	13.84	0.25	1.12	1.37	(0.34)	(0.20)	(0.54)
Period ended 12/31/2006 (f)	13.04	0.13	1.11	1.24	(0.30)	(0.14)	(0.44)
Class B Shares
Six months ended 06/30/2011 (e)	10.84	0.24	0.27	0.51	—	—	—
Year ended 12/31/2010	10.34	0.09	0.51	0.60	(0.10)	—	(0.10)
Year ended 12/31/2009	8.26	0.11	2.12	2.23	(0.15)	—	(0.15)
Year ended 12/31/2008	14.67	0.21	(6.50)	(6.29)	(0.12)	—	(0.12)
Year ended 12/31/2007	13.84	0.15	1.10	1.25	(0.22)	(0.20)	(0.42)
Period ended 12/31/2006 (f)	13.04	0.08	1.09	1.17	(0.23)	(0.14)	(0.37)
Legacy Class A Shares
Six months ended 06/30/2011 (e)	10.81	0.31	0.24	0.55	—	—	—
Year ended 12/31/2010	10.30	0.16	0.52	0.68	(0.17)	—	(0.17)
Year ended 12/31/2009	8.22	0.17	2.12	2.29	(0.21)	—	(0.21)
Year ended 12/31/2008	14.65	0.30	(6.54)	(6.24)	(0.19)	—	(0.19)
Year ended 12/31/2007	13.81	0.26	1.10	1.36	(0.32)	(0.20)	(0.52)
Year ended 12/31/2006	11.42	0.22	2.59	2.81	(0.28)	(0.14)	(0.42)
Legacy Class B Shares
Six months ended 06/30/2011 (e)	10.84	0.27	0.26	0.53	—	—	—
Year ended 12/31/2010	10.33	0.13	0.50	0.63	(0.12)	—	(0.12)
Year ended 12/31/2009	8.25	0.14	2.11	2.25	(0.17)	—	(0.17)
Year ended 12/31/2008	14.66	0.25	(6.52)	(6.27)	(0.14)	—	(0.14)
Year ended 12/31/2007	13.82	0.20	1.10	1.30	(0.26)	(0.20)	(0.46)
Year ended 12/31/2006	11.42	0.17	2.58	2.75	(0.21)	(0.14)	(0.35)
Institutional Shares
Six months ended 06/30/2011 (e)	10.84	0.34	0.23	0.57	—	—	—
Year ended 12/31/2010	10.33	0.19	0.52	0.71	(0.20)	—	(0.20)
Year ended 12/31/2009	8.24	0.19	2.13	2.32	(0.23)	—	(0.23)
Year ended 12/31/2008	14.70	0.33	(6.57)	(6.24)	(0.22)	—	(0.22)
Year ended 12/31/2007	13.85	0.30	1.11	1.41	(0.36)	(0.20)	(0.56)
Year ended 12/31/2006	11.46	0.25	2.59	2.84	(0.31)	(0.14)	(0.45)
Class R-1 Shares
Six months ended 06/30/2011 (e)	10.83	0.28	0.25	0.53	—	—	—
Year ended 12/31/2010	10.32	0.13	0.51	0.64	(0.13)	—	(0.13)
Year ended 12/31/2009	8.24	0.14	2.13	2.27	(0.19)	—	(0.19)
Year ended 12/31/2008	14.67	0.26	(6.53)	(6.27)	(0.16)	—	(0.16)
Year ended 12/31/2007	13.84	0.20	1.12	1.32	(0.29)	(0.20)	(0.49)
Year ended 12/31/2006	11.45	0.17	2.61	2.78	(0.25)	(0.14)	(0.39)
Class R-2 Shares
Six months ended 06/30/2011 (e)	10.81	0.30	0.24	0.54	—	—	—
Year ended 12/31/2010	10.31	0.15	0.51	0.66	(0.16)	—	(0.16)
Year ended 12/31/2009	8.23	0.15	2.14	2.29	(0.21)	—	(0.21)
Year ended 12/31/2008	14.67	0.28	(6.53)	(6.25)	(0.19)	—	(0.19)
Year ended 12/31/2007	13.85	0.22	1.12	1.34	(0.32)	(0.20)	(0.52)
Year ended 12/31/2006	11.45	0.21	2.60	2.81	(0.27)	(0.14)	(0.41)
Class R-3 Shares
Six months ended 06/30/2011 (e)	10.85	0.33	0.24	0.57	—	—	—
Year ended 12/31/2010	10.35	0.18	0.51	0.69	(0.19)	—	(0.19)
Year ended 12/31/2009	8.26	0.19	2.13	2.32	(0.23)	—	(0.23)
Year ended 12/31/2008	14.71	0.32	(6.55)	(6.23)	(0.22)	—	(0.22)
Year ended 12/31/2007	13.86	0.28	1.12	1.40	(0.35)	(0.20)	(0.55)
Year ended 12/31/2006	11.45	0.24	2.61	2.85	(0.30)	(0.14)	(0.44)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	The expense ratios for all shares include the effect of the increased voluntary expense reduction threshold effective May 1, 2009 described in Note 2 under Expense Reduction Agreements.

(e)	Unaudited.

(f)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

126	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c) (d)	Net investment income (loss) (c)	Expenses (c)	Net investment income (loss) (c)	Portfolio turnover rate

$11.39	5.07%	$45.9	1.20%	3.02%	1.22%	3.00%	4	%(c)
10.84	6.59	42.5	1.20	1.62	1.23	1.59	4
10.33	27.79	35.0	1.19	1.86	1.29	1.76	6
8.25	(42.38)	23.6	1.15	2.49	1.28	2.36	8
14.67	9.63	35.4	1.15	1.69	1.28	1.56	2
13.84	9.49 (g)	17.1	1.15	1.49	1.31	1.33	8

11.35	4.70	11.0	1.90	2.31	1.92	2.29	4	(c)
10.84	5.80	10.5	1.90	0.93	1.93	0.90	4
10.34	26.98	9.8	1.89	1.22	2.00	1.11	6
8.26	(42.89)	7.6	1.85	1.79	1.98	1.66	8
14.67	8.82	12.9	1.85	1.04	1.98	0.91	2
13.84	8.96 (g)	11.2	1.85	0.96	2.00	0.81	8

11.36	5.09	93.5	1.20	3.01	1.22	2.99	4	(c)
10.81	6.58	89.5	1.20	1.63	1.23	1.60	4
10.30	27.83	87.7	1.19	1.92	1.30	1.81	6
8.22	(42.55)	72.2	1.15	2.51	1.28	2.38	8
14.65	9.61	137.5	1.15	1.74	1.28	1.61	2
13.81	24.51 (g)	125.4	1.15	1.73	1.31	1.57	8

11.37	4.89	24.5	1.60	2.57	1.62	2.55	4	(c)
10.84	6.12	25.6	1.60	1.25	1.63	1.22	4
10.33	27.30	27.6	1.59	1.53	1.70	1.42	6
8.25	(42.72)	23.3	1.55	2.10	1.68	1.97	8
14.66	9.17	43.5	1.55	1.34	1.67	1.22	2
13.82	24.00 (g)	40.3	1.55	1.35	1.71	1.19	8

11.41	5.26	37.9	0.95	3.28	0.97	3.26	4	(c)
10.84	6.81	35.2	0.95	1.89	0.98	1.86	4
10.33	28.18	32.8	0.94	2.14	1.05	2.03	6
8.24	(42.38)	24.9	0.90	2.75	1.03	2.62	8
14.70	9.93	42.7	0.90	1.99	1.03	1.86	2
13.85	24.72 (g)	33.2	0.90	1.95	1.06	1.79	8

11.36	4.89	3.7	1.52	2.68	1.54	2.66	4	(c)
10.83	6.21	3.6	1.52	1.33	1.55	1.30	4
10.32	27.49	4.2	1.51	1.57	1.62	1.46	6
8.24	(42.69)	3.0	1.47	2.17	1.60	2.04	8
14.67	9.28	4.1	1.47	1.37	1.60	1.24	2
13.84	24.19 (g)	3.1	1.47	1.37	1.63	1.21	8

11.35	5.09	7.2	1.32	2.92	1.34	2.90	4	(c)
10.81	6.39	6.4	1.32	1.49	1.35	1.46	4
10.31	27.75	5.0	1.31	1.76	1.42	1.65	6
8.23	(42.59)	3.8	1.27	2.36	1.40	2.23	8
14.67	9.55	6.0	1.27	1.50	1.40	1.37	2
13.85	24.45 (g)	3.2	1.27	1.61	1.43	1.45	8

11.42	5.25	1.9	1.02	3.19	1.04	3.17	4	(c)
10.85	6.66	1.8	1.02	1.80	1.05	1.77	4
10.35	28.03	1.6	1.01	2.09	1.12	1.98	6
8.26	(42.34)	1.1	0.97	2.68	1.10	2.55	8
14.71	9.86	2.0	0.97	1.91	1.10	1.78	2
13.86	24.81 (g)	1.7	0.97	1.91	1.13	1.75	8

(g)	Based upon net asset value of $13.84, $13.84, $13.81, $13.82, $13.85, $13.84, $13.85 and $13.86 for Class A, Class B, Legacy Class A, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $13.87, $13.87, $13.84, $13.85, $13.88, $13.87, $13.87 and $13.89, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 9.72%, 9.19%, 24.78%, 24.27%, 24.99%, 24.45%, 24.63% and 25.08%, respectively.

See accompanying notes to financial statements.	127

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2011 (e)	$7.86	$0.04	$0.37	$0.41	$(0.04)	$—	$(0.04)
Year ended 12/31/2010	7.24	0.12	0.62	0.74	(0.12)	—	(0.12)
Year ended 12/31/2009	6.33	0.14	0.90	1.04	(0.13)	—	(0.13)
Year ended 12/31/2008	9.33	0.26	(2.64)	(2.38)	(0.26)	(0.36)	(0.62)
Year ended 12/31/2007	10.00	0.30	(0.43)	(0.13)	(0.28)	(0.26)	(0.54)
Period ended 12/31/2006 (f)	9.99	0.21	0.60	0.81	(0.25)	(0.55)	(0.80)
Class B Shares
Six months ended 06/30/2011 (e)	7.87	0.01	0.37	0.38	(0.01)	—	(0.01)
Year ended 12/31/2010	7.25	0.07	0.62	0.69	(0.07)	—	(0.07)
Year ended 12/31/2009	6.34	0.09	0.91	1.00	(0.09)	—	(0.09)
Year ended 12/31/2008	9.33	0.21	(2.63)	(2.42)	(0.21)	(0.36)	(0.57)
Year ended 12/31/2007	10.00	0.21	(0.41)	(0.20)	(0.21)	(0.26)	(0.47)
Period ended 12/31/2006 (f)	9.99	0.15	0.61	0.76	(0.20)	(0.55)	(0.75)
Legacy Class A Shares
Six months ended 06/30/2011 (e)	7.93	0.04	0.37	0.41	(0.04)	—	(0.04)
Year ended 12/31/2010	7.30	0.11	0.63	0.74	(0.11)	—	(0.11)
Year ended 12/31/2009	6.38	0.13	0.92	1.05	(0.13)	—	(0.13)
Year ended 12/31/2008	9.39	0.25	(2.65)	(2.40)	(0.25)	(0.36)	(0.61)
Year ended 12/31/2007	10.05	0.28	(0.40)	(0.12)	(0.28)	(0.26)	(0.54)
Year ended 12/31/2006	9.76	0.24	0.84	1.08	(0.24)	(0.55)	(0.79)
Legacy Class B Shares
Six months ended 06/30/2011 (e)	7.94	0.03	0.36	0.39	(0.02)	—	(0.02)
Year ended 12/31/2010	7.31	0.08	0.63	0.71	(0.08)	—	(0.08)
Year ended 12/31/2009	6.39	0.11	0.91	1.02	(0.10)	—	(0.10)
Year ended 12/31/2008	9.40	0.22	(2.65)	(2.43)	(0.22)	(0.36)	(0.58)
Year ended 12/31/2007	10.06	0.24	(0.40)	(0.16)	(0.24)	(0.26)	(0.50)
Year ended 12/31/2006	9.77	0.19	0.84	1.03	(0.19)	(0.55)	(0.74)
Institutional Shares
Six months ended 06/30/2011 (e)	7.86	0.05	0.37	0.42	(0.05)	—	(0.05)
Year ended 12/31/2010	7.24	0.13	0.62	0.75	(0.13)	—	(0.13)
Year ended 12/31/2009	6.33	0.15	0.90	1.05	(0.14)	—	(0.14)
Year ended 12/31/2008	9.33	0.28	(2.64)	(2.36)	(0.28)	(0.36)	(0.64)
Year ended 12/31/2007	10.00	0.31	(0.41)	(0.10)	(0.31)	(0.26)	(0.57)
Year ended 12/31/2006	9.71	0.27	0.83	1.10	(0.26)	(0.55)	(0.81)
Class R-1 Shares
Six months ended 06/30/2011 (e)	7.76	0.03	0.37	0.40	(0.03)	—	(0.03)
Year ended 12/31/2010	7.15	0.08	0.62	0.70	(0.09)	—	(0.09)
Year ended 12/31/2009	6.25	0.11	0.90	1.01	(0.11)	—	(0.11)
Year ended 12/31/2008	9.22	0.23	(2.61)	(2.38)	(0.23)	(0.36)	(0.59)
Year ended 12/31/2007	9.89	0.25	(0.41)	(0.16)	(0.25)	(0.26)	(0.51)
Year ended 12/31/2006	9.62	0.22	0.81	1.03	(0.21)	(0.55)	(0.76)
Class R-2 Shares
Six months ended 06/30/2011 (e)	7.78	0.04	0.37	0.41	(0.04)	—	(0.04)
Year ended 12/31/2010	7.17	0.10	0.62	0.72	(0.11)	—	(0.11)
Year ended 12/31/2009	6.26	0.13	0.90	1.03	(0.12)	—	(0.12)
Year ended 12/31/2008	9.24	0.24	(2.61)	(2.37)	(0.25)	(0.36)	(0.61)
Year ended 12/31/2007	9.90	0.33	(0.46)	(0.13)	(0.27)	(0.26)	(0.53)
Year ended 12/31/2006	9.63	0.23	0.82	1.05	(0.23)	(0.55)	(0.78)
Class R-3 Shares
Six months ended 06/30/2011 (e)	7.79	0.05	0.36	0.41	(0.05)	—	(0.05)
Year ended 12/31/2010	7.17	0.12	0.63	0.75	(0.13)	—	(0.13)
Year ended 12/31/2009	6.27	0.14	0.90	1.04	(0.14)	—	(0.14)
Year ended 12/31/2008	9.25	0.27	(2.62)	(2.35)	(0.27)	(0.36)	(0.63)
Year ended 12/31/2007	9.91	0.30	(0.40)	(0.10)	(0.30)	(0.26)	(0.56)
Year ended 12/31/2006	9.64	0.26	0.82	1.08	(0.26)	(0.55)	(0.81)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	Expense ratios relate to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

(e)	Unaudited.

(f)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

128	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c) (d)	Net investment income (loss) (c)	Expenses (c) (d)	Net investment income (loss) (c)	Portfolio turnover rate

$8.23	5.22%	$41.8	0.25%	1.02%	0.37%	0.90%	1	%(c)
7.86	10.25	34.6	0.25	1.55	0.36	1.44	1
7.24	16.48	21.5	0.25	2.07	0.37	1.95	1
6.33	(25.61)	14.4	0.25	3.12	0.34	3.03	16
9.33	(1.35)	17.8	0.25	2.97	0.34	2.88	1
10.00	8.10	12.7	0.25	3.00	0.44	2.81	1

8.24	4.85	9.6	0.95	0.32	1.08	0.19	1	(c)
7.87	9.55	9.1	0.85	0.88	0.96	0.77	1
7.25	15.77	8.2	0.85	1.41	0.97	1.29	1
6.34	(25.99)	6.9	0.84	2.50	0.94	2.40	16
9.33	(2.06)	9.9	0.95	2.04	1.04	1.95	1
10.00	7.59	10.2	0.95	2.13	1.13	1.95	1

8.30	5.16	83.1	0.25	1.02	0.38	0.89	1	(c)
7.93	10.27	77.7	0.25	1.48	0.36	1.37	1
7.30	16.47	70.8	0.25	2.00	0.37	1.88	1
6.38	(25.57)	64.8	0.25	2.99	0.34	2.90	16
9.39	(1.27)	100.1	0.25	2.70	0.34	2.61	1
10.05	11.05	107.3	0.25	2.33	0.41	2.17	1

8.31	4.92	29.3	0.65	0.62	0.78	0.49	1	(c)
7.94	9.79	31.9	0.65	1.05	0.77	0.93	1
7.31	16.00	34.1	0.65	1.59	0.77	1.47	1
6.39	(25.87)	32.4	0.65	2.62	0.74	2.53	16
9.40	(1.66)	49.4	0.65	2.30	0.74	2.21	1
10.06	10.56	52.9	0.65	1.91	0.81	1.75	1

8.23	5.33	16.0	0.00	1.27	0.13	1.14	1	(c)
7.86	10.49	14.6	0.00	1.74	0.11	1.63	1
7.24	16.73	12.2	0.00	2.28	0.12	2.16	1
6.33	(25.40)	9.0	0.00	3.34	0.09	3.25	16
9.33	(1.12)	11.4	0.00	3.01	0.09	2.92	1
10.00	11.38	10.9	0.00	2.66	0.17	2.49	1

8.13	5.10	2.3	0.57	0.70	0.70	0.57	1	(c)
7.76	9.86	2.3	0.57	1.14	0.69	1.02	1
7.15	16.16	2.5	0.57	1.68	0.69	1.56	1
6.25	(25.86)	2.0	0.57	2.78	0.66	2.69	16
9.22	(1.67)	2.6	0.57	2.48	0.66	2.39	1
9.89	10.71	2.1	0.57	2.19	0.74	2.02	1

8.15	5.21	4.0	0.37	0.90	0.50	0.77	1	(c)
7.78	10.04	3.7	0.37	1.31	0.49	1.19	1
7.17	16.51	3.9	0.37	1.91	0.49	1.79	1
6.26	(25.75)	2.9	0.37	2.99	0.46	2.90	16
9.24	(1.37)	3.8	0.37	3.29	0.45	3.21	1
9.90	10.90	1.4	0.37	2.32	0.54	2.15	1

8.15	5.21	1.3	0.07	1.20	0.19	1.08	1	(c)
7.79	10.52	1.1	0.07	1.66	0.18	1.55	1
7.17	16.64	0.9	0.07	2.19	0.19	2.07	1
6.27	(25.46)	0.8	0.07	3.28	0.16	3.19	16
9.25	(1.10)	1.1	0.07	2.95	0.16	2.86	1
9.91	11.19	1.2	0.07	2.57	0.23	2.41	1

See accompanying notes to financial statements.	129

STATE FARM MUTUAL FUND TRUST BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2011 (c)	$11.12	$0.17	$0.12	$0.29	$(0.17)	$—	$(0.17)
Year ended 12/31/2010	10.88	0.36	0.24	0.60	(0.36)	—	(0.36)
Year ended 12/31/2009	10.29	0.43	0.59	1.02	(0.43)	—	(0.43)
Year ended 12/31/2008	10.52	0.47	(0.23)	0.24	(0.47)	—	(0.47)
Year ended 12/31/2007	10.32	0.45	0.20	0.65	(0.45)	—	(0.45)
Period ended 12/31/2006 (d)	10.11	0.30	0.21	0.51	(0.30)	—	(0.30)
Class B Shares
Six months ended 06/30/2011 (c)	11.11	0.15	0.12	0.27	(0.15)	—	(0.15)
Year ended 12/31/2010	10.87	0.32	0.24	0.56	(0.32)	—	(0.32)
Year ended 12/31/2009	10.28	0.39	0.59	0.98	(0.39)	—	(0.39)
Year ended 12/31/2008	10.51	0.42	(0.23)	0.19	(0.42)	—	(0.42)
Year ended 12/31/2007	10.32	0.41	0.19	0.60	(0.41)	—	(0.41)
Period ended 12/31/2006 (d)	10.11	0.27	0.21	0.48	(0.27)	—	(0.27)
Legacy Class A Shares
Six months ended 06/30/2011 (c)	11.12	0.17	0.13	0.30	(0.17)	—	(0.17)
Year ended 12/31/2010	10.89	0.36	0.23	0.59	(0.36)	—	(0.36)
Year ended 12/31/2009	10.30	0.44	0.59	1.03	(0.44)	—	(0.44)
Year ended 12/31/2008	10.53	0.47	(0.23)	0.24	(0.47)	—	(0.47)
Year ended 12/31/2007	10.33	0.45	0.20	0.65	(0.45)	—	(0.45)
Year ended 12/31/2006	10.39	0.43	(0.06)	0.37	(0.43)	—	(0.43)
Legacy Class B Shares
Six months ended 06/30/2011 (c)	11.13	0.15	0.12	0.27	(0.15)	—	(0.15)
Year ended 12/31/2010	10.89	0.32	0.24	0.56	(0.32)	—	(0.32)
Year ended 12/31/2009	10.30	0.39	0.59	0.98	(0.39)	—	(0.39)
Year ended 12/31/2008	10.53	0.43	(0.23)	0.20	(0.43)	—	(0.43)
Year ended 12/31/2007	10.34	0.41	0.19	0.60	(0.41)	—	(0.41)
Year ended 12/31/2006	10.39	0.39	(0.05)	0.34	(0.39)	—	(0.39)
Institutional Shares
Six months ended 06/30/2011 (c)	11.11	0.19	0.12	0.31	(0.19)	—	(0.19)
Year ended 12/31/2010	10.87	0.39	0.24	0.63	(0.39)	—	(0.39)
Year ended 12/31/2009	10.29	0.46	0.58	1.04	(0.46)	—	(0.46)
Year ended 12/31/2008	10.51	0.49	(0.22)	0.27	(0.49)	—	(0.49)
Year ended 12/31/2007	10.32	0.48	0.19	0.67	(0.48)	—	(0.48)
Year ended 12/31/2006	10.38	0.46	(0.06)	0.40	(0.46)	—	(0.46)
Class R-1 Shares
Six months ended 06/30/2011 (c)	11.12	0.16	0.12	0.28	(0.16)	—	(0.16)
Year ended 12/31/2010	10.88	0.33	0.24	0.57	(0.33)	—	(0.33)
Year ended 12/31/2009	10.29	0.40	0.59	0.99	(0.40)	—	(0.40)
Year ended 12/31/2008	10.52	0.43	(0.23)	0.20	(0.43)	—	(0.43)
Year ended 12/31/2007	10.32	0.42	0.20	0.62	(0.42)	—	(0.42)
Year ended 12/31/2006	10.38	0.40	(0.06)	0.34	(0.40)	—	(0.40)
Class R-2 Shares
Six months ended 06/30/2011 (c)	11.11	0.17	0.12	0.29	(0.17)	—	(0.17)
Year ended 12/31/2010	10.87	0.35	0.24	0.59	(0.35)	—	(0.35)
Year ended 12/31/2009	10.28	0.42	0.59	1.01	(0.42)	—	(0.42)
Year ended 12/31/2008	10.51	0.45	(0.23)	0.22	(0.45)	—	(0.45)
Year ended 12/31/2007	10.32	0.44	0.19	0.63	(0.44)	—	(0.44)
Year ended 12/31/2006	10.37	0.42	(0.05)	0.37	(0.42)	—	(0.42)
Class R-3 Shares
Six months ended 06/30/2011 (c)	11.12	0.18	0.12	0.30	(0.18)	—	(0.18)
Year ended 12/31/2010	10.88	0.38	0.24	0.62	(0.38)	—	(0.38)
Year ended 12/31/2009	10.29	0.45	0.59	1.04	(0.45)	—	(0.45)
Year ended 12/31/2008	10.52	0.48	(0.23)	0.25	(0.48)	—	(0.48)
Year ended 12/31/2007	10.33	0.47	0.19	0.66	(0.47)	—	(0.47)
Year ended 12/31/2006	10.38	0.45	(0.05)	0.40	(0.45)	—	(0.45)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(b)	Determined on an annualized basis for periods that are less than a full year.

(c)	Unaudited.

(d)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

130	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (a)	Net assets, end of period (millions)	Expenses (b)	Net investment income (loss) (b)	Expenses (b)	Net investment income (loss) (b)	Portfolio turnover rate

$11.24	2.66%	$175.3	0.67%	3.14%	0.67%	3.14%	10	%(b)
11.12	5.56	160.5	0.68	3.19	0.68	3.19	16
10.88	10.12	84.6	0.69	4.01	0.69	4.01	11
10.29	2.30	38.5	0.70	4.49	0.70	4.49	6
10.52	6.50	23.1	0.70	4.40	0.70	4.40	16
10.32	5.06	12.3	0.69	4.25	0.69	4.25	16

11.23	2.46	10.1	1.07	2.74	1.07	2.74	10	(b)
11.11	5.14	9.7	1.08	2.82	1.08	2.82	16
10.87	9.69	8.2	1.09	3.66	1.09	3.66	11
10.28	1.89	6.6	1.10	4.09	1.10	4.09	6
10.51	5.98	6.0	1.10	3.99	1.10	3.99	16
10.32	4.78	5.4	1.09	3.84	1.09	3.84	16

11.25	2.75	134.2	0.67	3.14	0.67	3.14	10	(b)
11.12	5.46	130.2	0.68	3.23	0.68	3.23	16
10.89	10.12	120.8	0.69	4.08	0.69	4.08	11
10.30	2.30	114.0	0.70	4.48	0.70	4.48	6
10.53	6.50	118.2	0.70	4.39	0.70	4.39	16
10.33	3.68	120.9	0.69	4.20	0.69	4.20	16

11.25	2.46	40.1	1.07	2.74	1.07	2.74	10	(b)
11.13	5.14	47.3	1.08	2.84	1.08	2.84	16
10.89	9.68	51.9	1.09	3.68	1.09	3.68	11
10.30	1.90	50.7	1.10	4.08	1.10	4.08	6
10.53	5.97	53.0	1.10	3.99	1.10	3.99	16
10.34	3.37	53.8	1.09	3.80	1.09	3.80	16

11.23	2.79	130.9	0.42	3.39	0.42	3.39	10	(b)
11.11	5.82	124.3	0.43	3.47	0.43	3.47	16
10.87	10.30	105.7	0.44	4.30	0.44	4.30	11
10.29	2.66	74.8	0.45	4.72	0.45	4.72	6
10.51	6.66	98.8	0.45	4.64	0.45	4.64	16
10.32	3.94	89.7	0.44	4.46	0.44	4.46	16

11.24	2.50	3.5	0.99	2.82	0.99	2.82	10	(b)
11.12	5.22	3.7	1.00	2.92	1.00	2.92	16
10.88	9.77	4.5	1.01	3.75	1.01	3.75	11
10.29	1.98	3.9	1.02	4.18	1.02	4.18	6
10.52	6.16	2.6	1.02	4.08	1.02	4.08	16
10.32	3.35	2.2	1.01	3.89	1.01	3.89	16

11.23	2.60	6.3	0.79	3.02	0.79	3.02	10	(b)
11.11	5.43	5.9	0.80	3.10	0.80	3.10	16
10.87	10.00	4.9	0.81	3.94	0.81	3.94	11
10.28	2.18	3.7	0.82	4.37	0.82	4.37	6
10.51	6.27	3.2	0.82	4.28	0.82	4.28	16
10.32	3.66	2.3	0.81	4.09	0.81	4.09	16

11.24	2.75	1.8	0.49	3.32	0.49	3.32	10	(b)
11.12	5.75	1.7	0.50	3.42	0.50	3.42	16
10.88	10.32	1.2	0.51	4.27	0.51	4.27	11
10.29	2.49	1.3	0.52	4.66	0.52	4.66	6
10.52	6.59	1.3	0.52	4.57	0.52	4.57	16
10.33	3.97	1.2	0.51	4.39	0.51	4.39	16

See accompanying notes to financial statements.	131

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2011 (c)	$10.90	$0.19	$0.29	$0.48	$(0.19)	$—	$(0.19)
Year ended 12/31/2010	11.13	0.38	(0.22)	0.16	(0.38)	(0.01)	(0.39)
Year ended 12/31/2009	10.51	0.41	0.65	1.06	(0.41)	(0.03)	(0.44)
Year ended 12/31/2008	10.83	0.42	(0.23)	0.19	(0.42)	(0.09)	(0.51)
Year ended 12/31/2007	10.89	0.43	(0.01)	0.42	(0.43)	(0.05)	(0.48)
Period ended 12/31/2006 (d)	10.79	0.29	0.11	0.40	(0.29)	(0.01)	(0.30)
Class B Shares
Six months ended 06/30/2011 (c)	10.89	0.17	0.30	0.47	(0.17)	—	(0.17)
Year ended 12/31/2010	11.13	0.33	(0.23)	0.10	(0.33)	(0.01)	(0.34)
Year ended 12/31/2009	10.50	0.37	0.66	1.03	(0.37)	(0.03)	(0.40)
Year ended 12/31/2008	10.82	0.38	(0.23)	0.15	(0.38)	(0.09)	(0.47)
Year ended 12/31/2007	10.89	0.38	(0.02)	0.36	(0.38)	(0.05)	(0.43)
Period ended 12/31/2006 (d)	10.79	0.26	0.11	0.37	(0.26)	(0.01)	(0.27)
Legacy Class A Shares
Six months ended 06/30/2011 (c)	10.88	0.19	0.29	0.48	(0.19)	—	(0.19)
Year ended 12/31/2010	11.11	0.38	(0.22)	0.16	(0.38)	(0.01)	(0.39)
Year ended 12/31/2009	10.49	0.41	0.65	1.06	(0.41)	(0.03)	(0.44)
Year ended 12/31/2008	10.81	0.42	(0.23)	0.19	(0.42)	(0.09)	(0.51)
Year ended 12/31/2007	10.87	0.42	(0.01)	0.41	(0.42)	(0.05)	(0.47)
Year ended 12/31/2006	10.96	0.43	(0.08)	0.35	(0.43)	(0.01)	(0.44)
Legacy Class B Shares
Six months ended 06/30/2011 (c)	10.88	0.17	0.29	0.46	(0.17)	—	(0.17)
Year ended 12/31/2010	11.11	0.33	(0.22)	0.11	(0.33)	(0.01)	(0.34)
Year ended 12/31/2009	10.49	0.37	0.65	1.02	(0.37)	(0.03)	(0.40)
Year ended 12/31/2008	10.81	0.38	(0.23)	0.15	(0.38)	(0.09)	(0.47)
Year ended 12/31/2007	10.87	0.38	(0.01)	0.37	(0.38)	(0.05)	(0.43)
Year ended 12/31/2006	10.96	0.39	(0.08)	0.31	(0.39)	(0.01)	(0.40)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.

(b)	Determined on an annualized basis for periods that are less than a full year.

(c)	Unaudited.

(d)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

132	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (a)	Net assets, end of period (millions)	Expenses (b)	Net investment income (loss) (b)	Expenses (b)	Net investment income (loss) (b)	Portfolio turnover rate

$11.19	4.41%	$158.9	0.69%	3.43%	0.69%	3.43%	10	%(b)
10.90	1.35	159.2	0.68	3.35	0.68	3.35	4
11.13	10.23	91.4	0.70	3.66	0.70	3.66	4
10.51	1.88	30.7	0.70	3.96	0.71	3.95	36
10.83	4.01	21.0	0.70	3.93	0.72	3.91	18
10.89	3.80	6.3	0.70	3.95	0.70	3.95	4

11.19	4.30	4.7	1.09	3.03	1.09	3.03	10	(b)
10.89	0.86	4.5	1.08	2.97	1.08	2.97	4
11.13	9.91	3.8	1.10	3.34	1.10	3.34	4
10.50	1.48	3.3	1.10	3.55	1.11	3.54	36
10.82	3.50	3.4	1.10	3.54	1.12	3.52	18
10.89	3.52	3.3	1.10	3.55	1.11	3.54	4

11.17	4.51	68.6	0.69	3.43	0.69	3.43	10	(b)
10.88	1.35	66.2	0.68	3.38	0.68	3.38	4
11.11	10.25	66.9	0.70	3.74	0.70	3.74	4
10.49	1.88	60.1	0.70	3.95	0.71	3.94	36
10.81	4.00	62.2	0.70	3.94	0.72	3.92	18
10.87	3.32	64.0	0.70	3.97	0.71	3.96	4

11.17	4.21	25.1	1.09	3.03	1.09	3.03	10	(b)
10.88	0.95	25.1	1.08	2.98	1.08	2.98	4
11.11	9.81	26.1	1.10	3.34	1.10	3.34	4
10.49	1.47	24.9	1.10	3.55	1.11	3.54	36
10.81	3.59	26.0	1.10	3.54	1.12	3.52	18
10.87	2.91	26.5	1.10	3.58	1.11	3.57	4

See accompanying notes to financial statements.	133

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

		Income from investment operations		Less distributions
	Net asset value, beginning of period	Net investment income (a)	Total from investment operations	Net investment income (a)	Total distributions
Class A Shares
Six months ended 06/30/2011 (f)	$1.00	$—	$—	$—	$—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Period ended 12/31/2006 (g)	1.00	0.03	0.03	(0.03)	(0.03)
Class B Shares
Six months ended 06/30/2011 (f)	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Period ended 12/31/2006 (g)	1.00	0.03	0.03	(0.03)	(0.03)
Legacy Class A Shares
Six months ended 06/30/2011 (f)	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Legacy Class B Shares
Six months ended 06/30/2011 (f)	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Institutional Shares
Six months ended 06/30/2011 (f)	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2006	1.00	0.05	0.05	(0.05)	(0.05)
Class R-1 Shares
Six months ended 06/30/2011 (f)	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Class R-2 Shares
Six months ended 06/30/2011 (f)	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Class R-3 Shares
Six months ended 06/30/2011 (f)	1.00	—	—	—	—
Year ended 12/31/2010	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)

(a)	Net investment income and distributions represent less than $0.01 per share for Institutional and Class R-3 shares in 2011 and 2010 and all classes in 2009.

(b)	Net investment income and Total return represent less than 0.005% per share for Institutional and Class R-3 shares in 2011 and 2010.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class B and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios for 2009, 2010 and 2011 include the effect of the voluntary fee waivers by SFIMC and VP Management Corp. described in Note 2 under Expense Reduction Agreements.

(f)	Unaudited.

(g)	For all the data, the period is from commencement of investment operations April 27, 2006.

134	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b) (c)	Net assets, end of period (millions)	Expenses (d) (e)	Net investment income (b) (d)	Expenses (d)	Net investment income (d)

$1.00	0.00%	$91.8	0.15%	0.00%	0.60%	(0.45)%
1.00	0.00	94.0	0.17	0.00	0.60	(0.43)
1.00	0.04	80.8	0.29	0.04	0.61	(0.28)
1.00	2.02	72.1	0.60	1.89	0.61	1.88
1.00	4.67	38.1	0.60	4.50	0.64	4.46
1.00	3.23	19.5	0.60	4.62	0.60	4.62

1.00	0.00	3.0	0.15	0.00	1.00	(0.85)
1.00	0.00	3.1	0.17	0.00	1.00	(0.83)
1.00	0.01	3.3	0.32	0.01	1.01	(0.68)
1.00	1.62	3.2	1.00	1.57	1.01	1.56
1.00	4.25	2.6	1.00	4.17	1.03	4.14
1.00	2.91	2.5	1.00	4.22	1.02	4.20

1.00	0.00	70.3	0.15	0.00	0.60	(0.45)
1.00	0.00	75.0	0.17	0.00	0.60	(0.43)
1.00	0.04	88.8	0.30	0.04	0.61	(0.27)
1.00	2.02	96.3	0.60	1.96	0.61	1.95
1.00	4.67	74.3	0.60	4.57	0.63	4.54
1.00	4.50	75.2	0.60	4.38	0.63	4.35

1.00	0.00	8.2	0.15	0.00	1.00	(0.85)
1.00	0.00	8.6	0.17	0.00	1.00	(0.83)
1.00	0.01	10.7	0.32	0.01	1.01	(0.68)
1.00	1.62	9.9	1.00	1.52	1.01	1.51
1.00	4.26	5.0	1.00	4.16	1.03	4.13
1.00	4.08	4.1	1.00	3.93	1.03	3.90

1.00	0.00	44.8	0.15	0.00	0.45	(0.30)
1.00	0.00	40.8	0.17	0.00	0.45	(0.28)
1.00	0.06	38.4	0.28	0.06	0.46	(0.12)
1.00	2.17	32.9	0.45	2.07	0.46	2.06
1.00	4.82	19.3	0.45	4.70	0.48	4.67
1.00	4.65	12.9	0.45	4.57	0.48	4.54

1.00	0.00	5.8	0.15	0.00	0.92	(0.77)
1.00	0.00	5.9	0.17	0.00	0.92	(0.75)
1.00	0.02	7.0	0.32	0.02	0.93	(0.59)
1.00	1.70	6.1	0.92	1.63	0.93	1.62
1.00	4.33	4.1	0.92	4.25	0.95	4.22
1.00	4.16	4.3	0.92	4.11	0.94	4.09

1.00	0.00	14.6	0.15	0.00	0.72	(0.57)
1.00	0.00	14.5	0.17	0.00	0.72	(0.55)
1.00	0.03	13.4	0.31	0.03	0.73	(0.39)
1.00	1.90	12.5	0.72	1.85	0.73	1.84
1.00	4.54	8.3	0.72	4.44	0.76	4.40
1.00	4.37	3.8	0.72	4.34	0.74	4.32

1.00	0.00	2.5	0.15	0.00	0.52	(0.37)
1.00	0.00	3.1	0.17	0.00	0.52	(0.35)
1.00	0.05	1.9	0.28	0.05	0.53	(0.20)
1.00	2.10	1.7	0.52	2.06	0.53	2.05
1.00	4.75	1.5	0.52	4.65	0.55	4.62
1.00	4.57	1.3	0.52	4.49	0.55	4.46

See accompanying notes to financial statements.	135

STATE FARM MUTUAL FUND TRUST LIFEPATH RETIREMENT FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2011 (g)	$11.51	$0.12	$0.33	$0.45	$(0.12)	$—	$(0.12)
Year ended 12/31/2010	10.77	0.19	0.76	0.95	(0.19)	(0.02)	(0.21)
Year ended 12/31/2009	9.42	0.25	1.39	1.64	(0.29)	—	(0.29)
Year ended 12/31/2008	11.44	0.32	(2.04)	(1.72)	(0.25)	(0.05)	(0.30)
Year ended 12/31/2007	11.59	0.36	0.10	0.46	(0.35)	(0.26)	(0.61)
Period ended 12/31/2006 (h)	11.45	0.25	0.44	0.69	(0.45)	(0.10)	(0.55)
Class B Shares
Six months ended 06/30/2011 (g)	11.57	0.08	0.33	0.41	(0.08)	—	(0.08)
Year ended 12/31/2010	10.82	0.11	0.77	0.88	(0.11)	(0.02)	(0.13)
Year ended 12/31/2009	9.46	0.18	1.40	1.58	(0.22)	—	(0.22)
Year ended 12/31/2008	11.50	0.24	(2.05)	(1.81)	(0.18)	(0.05)	(0.23)
Year ended 12/31/2007	11.62	0.28	0.11	0.39	(0.25)	(0.26)	(0.51)
Period ended 12/31/2006 (h)	11.45	0.19	0.44	0.63	(0.36)	(0.10)	(0.46)
Legacy Class A Shares
Six months ended 06/30/2011 (g)	11.73	0.12	0.33	0.45	(0.12)	—	(0.12)
Year ended 12/31/2010	10.96	0.19	0.78	0.97	(0.18)	(0.02)	(0.20)
Year ended 12/31/2009	9.57	0.26	1.42	1.68	(0.29)	—	(0.29)
Year ended 12/31/2008	11.63	0.32	(2.08)	(1.76)	(0.25)	(0.05)	(0.30)
Year ended 12/31/2007	11.74	0.35	0.13	0.48	(0.33)	(0.26)	(0.59)
Year ended 12/31/2006	11.24	0.33	0.59	0.92	(0.32)	(0.10)	(0.42)
Legacy Class B Shares
Six months ended 06/30/2011 (g)	11.76	0.10	0.33	0.43	(0.09)	—	(0.09)
Year ended 12/31/2010	10.99	0.14	0.79	0.93	(0.14)	(0.02)	(0.16)
Year ended 12/31/2009	9.60	0.20	1.44	1.64	(0.25)	—	(0.25)
Year ended 12/31/2008	11.65	0.27	(2.07)	(1.80)	(0.20)	(0.05)	(0.25)
Year ended 12/31/2007	11.74	0.30	0.12	0.42	(0.25)	(0.26)	(0.51)
Year ended 12/31/2006	11.24	0.29	0.59	0.88	(0.28)	(0.10)	(0.38)
Institutional Shares
Six months ended 06/30/2011 (g)	11.73	0.14	0.33	0.47	(0.13)	—	(0.13)
Year ended 12/31/2010	10.96	0.22	0.78	1.00	(0.21)	(0.02)	(0.23)
Year ended 12/31/2009	9.58	0.28	1.41	1.69	(0.31)	—	(0.31)
Year ended 12/31/2008	11.63	0.34	(2.07)	(1.73)	(0.27)	(0.05)	(0.32)
Year ended 12/31/2007	11.77	0.38	0.12	0.50	(0.38)	(0.26)	(0.64)
Year ended 12/31/2006	11.27	0.36	0.59	0.95	(0.35)	(0.10)	(0.45)
Class R-1 Shares
Six months ended 06/30/2011 (g)	11.54	0.10	0.33	0.43	(0.10)	—	(0.10)
Year ended 12/31/2010	10.79	0.15	0.76	0.91	(0.14)	(0.02)	(0.16)
Year ended 12/31/2009	9.43	0.22	1.40	1.62	(0.26)	—	(0.26)
Year ended 12/31/2008	11.46	0.28	(2.05)	(1.77)	(0.21)	(0.05)	(0.26)
Year ended 12/31/2007	11.58	0.31	0.12	0.43	(0.29)	(0.26)	(0.55)
Year ended 12/31/2006	11.13	0.29	0.58	0.87	(0.32)	(0.10)	(0.42)
Class R-2 Shares
Six months ended 06/30/2011 (g)	11.75	0.12	0.33	0.45	(0.11)	—	(0.11)
Year ended 12/31/2010	10.99	0.18	0.77	0.95	(0.17)	(0.02)	(0.19)
Year ended 12/31/2009	9.60	0.24	1.43	1.67	(0.28)	—	(0.28)
Year ended 12/31/2008	11.66	0.31	(2.08)	(1.77)	(0.24)	(0.05)	(0.29)
Year ended 12/31/2007	11.78	0.35	0.11	0.46	(0.32)	(0.26)	(0.58)
Year ended 12/31/2006	11.24	0.32	0.58	0.90	(0.26)	(0.10)	(0.36)
Class R-3 Shares
Six months ended 06/30/2011 (g)	11.71	0.13	0.34	0.47	(0.13)	—	(0.13)
Year ended 12/31/2010	10.95	0.21	0.77	0.98	(0.20)	(0.02)	(0.22)
Year ended 12/31/2009	9.56	0.26	1.44	1.70	(0.31)	—	(0.31)
Year ended 12/31/2008	11.62	0.34	(2.08)	(1.74)	(0.27)	(0.05)	(0.32)
Year ended 12/31/2007	11.76	0.37	0.11	0.48	(0.36)	(0.26)	(0.62)
Year ended 12/31/2006	11.25	0.35	0.60	0.95	(0.34)	(0.10)	(0.44)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.26% and 2.92%, respectively, for the six months ended June 30, 2011.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.57% and 2.61%, respectively, for the six months ended June 30, 2011.

136	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d)	Net investment income (loss) (b) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)	Portfolio turnover rate (f)

$11.84	3.91%	$317.6	1.16%	2.08%	1.47%	1.77%	2%
11.51	8.92	266.9	1.17	1.71	1.51	1.37	4
10.77	17.62	191.3	1.21	2.72	1.65	2.28	6
9.42	(15.33)	41.9	1.20	2.97	1.54	2.63	11
11.44	3.96	37.5	1.22	3.08	1.56	2.74	6
11.59	6.20	13.2	1.21	3.35	1.68	2.88	10

11.90	3.61	10.1	1.86	1.35	2.17	1.04	2
11.57	8.22	9.5	1.87	0.99	2.21	0.65	4
10.82	16.86	8.2	1.91	1.95	2.38	1.48	6
9.46	(16.00)	1.4	1.90	2.26	2.24	1.92	11
11.50	3.32	1.3	1.92	2.34	2.26	2.00	6
11.62	5.64	0.5	1.92	2.42	2.39	1.95	10

12.06	3.90	264.0	1.16	2.04	1.47	1.73	2
11.73	9.01	263.0	1.17	1.68	1.51	1.34	4
10.96	17.61	261.1	1.21	2.72	1.66	2.27	6
9.57	(15.36)	69.3	1.20	2.89	1.54	2.55	11
11.63	4.03	100.5	1.21	2.91	1.55	2.57	6
11.74	8.30	113.5	1.22	2.89	1.70	2.41	10

12.10	3.69	43.0	1.56	1.63	1.87	1.32	2
11.76	8.55	44.4	1.57	1.28	1.91	0.94	4
10.99	17.22	46.0	1.61	2.21	2.05	1.77	6
9.60	(15.68)	8.2	1.60	2.50	1.94	2.16	11
11.65	3.59	11.2	1.62	2.51	1.95	2.18	6
11.74	7.90	12.0	1.62	2.48	2.10	2.00	10

12.07	4.04	63.0	0.91	2.31	1.22	2.00	2
11.73	9.29	57.1	0.92	1.94	1.26	1.60	4
10.96	17.90	53.1	0.96	2.94	1.38	2.52	6
9.58	(15.14)	11.2	0.95	3.16	1.29	2.82	11
11.63	4.20	13.9	0.97	3.21	1.30	2.88	6
11.77	8.59	11.0	0.97	3.15	1.45	2.67	10

11.87	3.71	5.1	1.48	1.70	1.79	1.39	2
11.54	8.59	5.3	1.49	1.34	1.83	1.00	4
10.79	17.34	6.5	1.53	2.42	2.00	1.95	6
9.43	(15.68)	1.5	1.52	2.60	1.86	2.26	11
11.46	3.65	1.8	1.54	2.64	1.88	2.30	6
11.58	7.95	1.4	1.54	2.56	2.02	2.08	10

12.09	3.84	17.6	1.28	1.94	1.59	1.63	2
11.75	8.88	16.5	1.29	1.59	1.63	1.25	4
10.99	17.55	12.1	1.33	2.53	1.76	2.10	6
9.60	(15.50)	2.0	1.32	2.82	1.66	2.48	11
11.66	3.89	1.7	1.34	2.88	1.67	2.55	6
11.78	8.16	0.9	1.34	2.78	1.82	2.30	10

12.05	4.00	1.4	0.98	2.23	1.29	1.92	2
11.71	9.13	1.3	0.99	1.86	1.33	1.52	4
10.95	17.87	1.1	1.02	2.76	1.42	2.36	6
9.56	(15.20)	0.1	1.02	3.14	1.36	2.80	11
11.62	4.08	0.1	1.04	3.11	1.38	2.77	6
11.76	8.57	0.1	1.04	3.01	1.52	2.53	10

(f)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2009, excludes in-kind contribution of portfolio securities received in a fund merger on November 20, 2009.

(g)	Unaudited.

(h)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

See accompanying notes to financial statements.	137

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2011 (g)	$12.86	$0.12	$0.47	$0.59	$—	$—	$—
Year ended 12/31/2010	11.81	0.19	1.04	1.23	(0.18)	—	(0.18)
Year ended 12/31/2009	9.85	0.24	1.95	2.19	(0.23)	—	(0.23)
Year ended 12/31/2008	13.65	0.29	(3.80)	(3.51)	(0.24)	(0.05)	(0.29)
Year ended 12/31/2007	13.98	0.34	0.07	0.41	(0.28)	(0.46)	(0.74)
Period ended 12/31/2006 (h)	13.43	0.26	0.76	1.02	(0.28)	(0.19)	(0.47)
Class B Shares
Six months ended 06/30/2011 (g)	12.79	0.07	0.47	0.54	—	—	—
Year ended 12/31/2010	11.75	0.10	1.04	1.14	(0.10)	—	(0.10)
Year ended 12/31/2009	9.82	0.17	1.92	2.09	(0.16)	—	(0.16)
Year ended 12/31/2008	13.60	0.21	(3.77)	(3.56)	(0.17)	(0.05)	(0.22)
Year ended 12/31/2007	13.94	0.23	0.09	0.32	(0.20)	(0.46)	(0.66)
Period ended 12/31/2006 (h)	13.43	0.18	0.77	0.95	(0.25)	(0.19)	(0.44)
Legacy Class A Shares
Six months ended 06/30/2011 (g)	12.81	0.12	0.46	0.58	—	—	—
Year ended 12/31/2010	11.75	0.18	1.05	1.23	(0.17)	—	(0.17)
Year ended 12/31/2009	9.80	0.24	1.93	2.17	(0.22)	—	(0.22)
Year ended 12/31/2008	13.56	0.29	(3.77)	(3.48)	(0.23)	(0.05)	(0.28)
Year ended 12/31/2007	13.88	0.30	0.10	0.40	(0.26)	(0.46)	(0.72)
Year ended 12/31/2006	12.70	0.28	1.33	1.61	(0.24)	(0.19)	(0.43)
Legacy Class B Shares
Six months ended 06/30/2011 (g)	12.79	0.09	0.47	0.56	—	—	—
Year ended 12/31/2010	11.74	0.14	1.03	1.17	(0.12)	—	(0.12)
Year ended 12/31/2009	9.79	0.19	1.94	2.13	(0.18)	—	(0.18)
Year ended 12/31/2008	13.54	0.24	(3.76)	(3.52)	(0.18)	(0.05)	(0.23)
Year ended 12/31/2007	13.85	0.25	0.10	0.35	(0.20)	(0.46)	(0.66)
Year ended 12/31/2006	12.68	0.22	1.33	1.55	(0.19)	(0.19)	(0.38)
Institutional Shares
Six months ended 06/30/2011 (g)	12.88	0.14	0.46	0.60	—	—	—
Year ended 12/31/2010	11.81	0.22	1.05	1.27	(0.20)	—	(0.20)
Year ended 12/31/2009	9.85	0.27	1.94	2.21	(0.25)	—	(0.25)
Year ended 12/31/2008	13.65	0.32	(3.81)	(3.49)	(0.26)	(0.05)	(0.31)
Year ended 12/31/2007	13.97	0.35	0.09	0.44	(0.30)	(0.46)	(0.76)
Year ended 12/31/2006	12.79	0.32	1.32	1.64	(0.27)	(0.19)	(0.46)
Class R-1 Shares
Six months ended 06/30/2011 (g)	12.81	0.10	0.46	0.56	—	—	—
Year ended 12/31/2010	11.75	0.14	1.05	1.19	(0.13)	—	(0.13)
Year ended 12/31/2009	9.80	0.21	1.94	2.15	(0.20)	—	(0.20)
Year ended 12/31/2008	13.59	0.26	(3.79)	(3.53)	(0.21)	(0.05)	(0.26)
Year ended 12/31/2007	13.92	0.27	0.09	0.36	(0.23)	(0.46)	(0.69)
Year ended 12/31/2006	12.73	0.24	1.36	1.60	(0.22)	(0.19)	(0.41)
Class R-2 Shares
Six months ended 06/30/2011 (g)	12.82	0.11	0.47	0.58	—	—	—
Year ended 12/31/2010	11.77	0.18	1.03	1.21	(0.16)	—	(0.16)
Year ended 12/31/2009	9.82	0.23	1.94	2.17	(0.22)	—	(0.22)
Year ended 12/31/2008	13.60	0.28	(3.79)	(3.51)	(0.22)	(0.05)	(0.27)
Year ended 12/31/2007	13.94	0.31	0.08	0.39	(0.27)	(0.46)	(0.73)
Year ended 12/31/2006	12.77	0.28	1.32	1.60	(0.24)	(0.19)	(0.43)
Class R-3 Shares
Six months ended 06/30/2011 (g)	12.83	0.13	0.47	0.60	—	—	—
Year ended 12/31/2010	11.77	0.21	1.04	1.25	(0.19)	—	(0.19)
Year ended 12/31/2009	9.81	0.26	1.95	2.21	(0.25)	—	(0.25)
Year ended 12/31/2008	13.59	0.31	(3.78)	(3.47)	(0.26)	(0.05)	(0.31)
Year ended 12/31/2007	13.91	0.34	0.09	0.43	(0.29)	(0.46)	(0.75)
Year ended 12/31/2006	12.79	0.32	1.26	1.58	(0.27)	(0.19)	(0.46)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.23% and 2.69%, respectively, for the six months ended June 30, 2011.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.56% and 2.36%, respectively, for the six months ended June 30, 2011.

138	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d)	Net investment income (loss) (b) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)	Portfolio turnover rate (f)

$13.45	4.59%	$514.1	1.12%	1.86%	1.45%	1.53%	1%
12.86	10.40	433.6	1.13	1.56	1.48	1.21	4
11.81	22.25	297.0	1.13	2.30	1.48	1.95	6
9.85	(25.75)	182.9	1.13	2.42	1.47	2.08	13
13.65	2.94	191.9	1.14	2.34	1.47	2.01	7
13.98	7.59	61.4	1.15	2.85	1.46	2.54	16

13.33	4.22	24.2	1.82	1.13	2.15	0.80	1
12.79	9.66	21.9	1.83	0.85	2.18	0.50	4
11.75	21.31	17.2	1.83	1.59	2.18	1.24	6
9.82	(26.24)	11.6	1.83	1.73	2.17	1.39	13
13.60	2.30	11.7	1.84	1.58	2.17	1.25	7
13.94	7.03	4.9	1.85	2.01	2.17	1.69	16

13.39	4.61	371.2	1.12	1.81	1.45	1.48	1
12.81	10.47	358.8	1.13	1.53	1.48	1.18	4
11.75	22.17	334.4	1.13	2.25	1.48	1.90	6
9.80	(25.69)	290.5	1.13	2.34	1.47	2.00	13
13.56	2.87	437.4	1.14	2.13	1.47	1.80	7
13.88	12.63	431.3	1.15	2.07	1.48	1.74	16

13.35	4.38	75.3	1.52	1.39	1.85	1.06	1
12.79	9.96	76.3	1.53	1.12	1.88	0.77	4
11.74	21.76	74.0	1.53	1.86	1.88	1.51	6
9.79	(26.02)	65.4	1.53	1.94	1.87	1.60	13
13.54	2.54	95.8	1.54	1.74	1.87	1.41	7
13.85	12.17	92.7	1.55	1.65	1.88	1.32	16

13.48	4.66	127.5	0.87	2.09	1.20	1.76	1
12.88	10.77	114.3	0.88	1.80	1.23	1.45	4
11.81	22.47	91.1	0.88	2.53	1.23	2.18	6
9.85	(25.56)	61.3	0.88	2.61	1.22	2.27	13
13.65	3.06	82.0	0.89	2.43	1.22	2.10	7
13.97	12.81 (i)	63.3	0.90	2.35	1.23	2.02	16

13.37	4.37	13.5	1.44	1.49	1.77	1.16	1
12.81	10.10	12.2	1.45	1.17	1.80	0.82	4
11.75	21.90	12.3	1.45	1.97	1.80	1.62	6
9.80	(25.98)	8.5	1.45	2.13	1.79	1.79	13
13.59	2.55	7.9	1.46	1.86	1.79	1.53	7
13.92	12.52	5.3	1.47	1.82	1.80	1.49	16

13.40	4.52	31.0	1.24	1.72	1.57	1.39	1
12.82	10.31	26.9	1.25	1.45	1.60	1.10	4
11.77	22.12	16.5	1.25	2.18	1.60	1.83	6
9.82	(25.81)	9.6	1.25	2.27	1.59	1.93	13
13.60	2.75	10.6	1.26	2.16	1.59	1.83	7
13.94	12.49	5.0	1.27	2.04	1.60	1.71	16

13.43	4.68	3.3	0.94	2.01	1.27	1.68	1
12.83	10.60	2.9	0.95	1.70	1.30	1.35	4
11.77	22.48	2.8	0.95	2.45	1.30	2.10	6
9.81	(25.57)	1.8	0.95	2.56	1.29	2.22	13
13.59	3.07	2.3	0.96	2.35	1.29	2.02	7
13.91	12.34	1.9	0.97	2.39	1.30	2.06	16

(f)	Amount represents the portfolio turnover rate of the Master Portfolio.

(g)	Unaudited.

(h)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(i)	Based upon net asset value of $13.97 and $12.79, respectively, as of December 31, 2006 and December 31, 2005, (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and December 30, 2005, respectively). For shareholder purchases and redemptions on December 29, 2006 and December 30, 2005, the net asset value was $13.98 and $12.80, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 12.80%.

See accompanying notes to financial statements.	139

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)(b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2011(g)	$13.15	$0.11	$0.56	$0.67	$—	$—	$—
Year ended 12/31/2010	11.95	0.18	1.19	1.37	(0.17)	—	(0.17)
Year ended 12/31/2009	9.70	0.22	2.24	2.46	(0.21)	—	(0.21)
Year ended 12/31/2008	14.49	0.26	(4.80)	(4.54)	(0.21)	(0.04)	(0.25)
Year ended 12/31/2007	14.91	0.29	0.05	0.34	(0.24)	(0.52)	(0.76)
Period ended 12/31/2006(h)	14.23	0.24	0.90	1.14	(0.23)	(0.23)	(0.46)
Class B Shares
Six months ended 06/30/2011(g)	13.10	0.06	0.56	0.62	—	—	—
Year ended 12/31/2010	11.91	0.09	1.18	1.27	(0.08)	—	(0.08)
Year ended 12/31/2009	9.69	0.15	2.21	2.36	(0.14)	—	(0.14)
Year ended 12/31/2008	14.45	0.17	(4.76)	(4.59)	(0.13)	(0.04)	(0.17)
Year ended 12/31/2007	14.89	0.18	0.05	0.23	(0.15)	(0.52)	(0.67)
Period ended 12/31/2006(h)	14.23	0.17	0.92	1.09	(0.20)	(0.23)	(0.43)
Legacy Class A Shares
Six months ended 06/30/2011(g)	13.15	0.11	0.56	0.67	—	—	—
Year ended 12/31/2010	11.94	0.17	1.20	1.37	(0.16)	—	(0.16)
Year ended 12/31/2009	9.69	0.21	2.24	2.45	(0.20)	—	(0.20)
Year ended 12/31/2008	14.45	0.25	(4.77)	(4.52)	(0.20)	(0.04)	(0.24)
Year ended 12/31/2007	14.86	0.26	0.06	0.32	(0.21)	(0.52)	(0.73)
Year ended 12/31/2006	13.32	0.23	1.73	1.96	(0.19)	(0.23)	(0.42)
Legacy Class B Shares
Six months ended 06/30/2011(g)	13.10	0.08	0.56	0.64	—	—	—
Year ended 12/31/2010	11.89	0.12	1.20	1.32	(0.11)	—	(0.11)
Year ended 12/31/2009	9.66	0.17	2.22	2.39	(0.16)	—	(0.16)
Year ended 12/31/2008	14.39	0.20	(4.74)	(4.54)	(0.15)	(0.04)	(0.19)
Year ended 12/31/2007	14.79	0.20	0.07	0.27	(0.15)	(0.52)	(0.67)
Year ended 12/31/2006	13.26	0.17	1.72	1.89	(0.13)	(0.23)	(0.36)
Institutional Shares
Six months ended 06/30/2011(g)	13.21	0.13	0.55	0.68	—	—	—
Year ended 12/31/2010	11.99	0.21	1.20	1.41	(0.19)	—	(0.19)
Year ended 12/31/2009	9.73	0.25	2.24	2.49	(0.23)	—	(0.23)
Year ended 12/31/2008	14.52	0.28	(4.80)	(4.52)	(0.23)	(0.04)	(0.27)
Year ended 12/31/2007	14.93	0.31	0.05	0.36	(0.25)	(0.52)	(0.77)
Year ended 12/31/2006	13.39	0.27	1.72	1.99	(0.22)	(0.23)	(0.45)
Class R-1 Shares
Six months ended 06/30/2011(g)	13.08	0.09	0.56	0.65	—	—	—
Year ended 12/31/2010	11.88	0.13	1.19	1.32	(0.12)	—	(0.12)
Year ended 12/31/2009	9.66	0.19	2.20	2.39	(0.17)	—	(0.17)
Year ended 12/31/2008	14.42	0.22	(4.76)	(4.54)	(0.18)	(0.04)	(0.22)
Year ended 12/31/2007	14.85	0.23	0.05	0.28	(0.19)	(0.52)	(0.71)
Year ended 12/31/2006	13.33	0.19	1.72	1.91	(0.16)	(0.23)	(0.39)
Class R-2 Shares
Six months ended 06/30/2011(g)	13.13	0.10	0.56	0.66	—	—	—
Year ended 12/31/2010	11.94	0.16	1.18	1.34	(0.15)	—	(0.15)
Year ended 12/31/2009	9.69	0.20	2.24	2.44	(0.19)	—	(0.19)
Year ended 12/31/2008	14.46	0.24	(4.78)	(4.54)	(0.19)	(0.04)	(0.23)
Year ended 12/31/2007	14.89	0.27	0.04	0.31	(0.22)	(0.52)	(0.74)
Year ended 12/31/2006	13.37	0.24	1.70	1.94	(0.19)	(0.23)	(0.42)
Class R-3 Shares
Six months ended 06/30/2011(g)	13.19	0.12	0.57	0.69	—	—	—
Year ended 12/31/2010	11.98	0.20	1.19	1.39	(0.18)	—	(0.18)
Year ended 12/31/2009	9.71	0.24	2.25	2.49	(0.22)	—	(0.22)
Year ended 12/31/2008	14.49	0.28	(4.79)	(4.51)	(0.23)	(0.04)	(0.27)
Year ended 12/31/2007	14.90	0.30	0.05	0.35	(0.24)	(0.52)	(0.76)
Year ended 12/31/2006	13.37	0.28	1.70	1.98	(0.22)	(0.23)	(0.45)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.21% and 2.51%, respectively, for the six months ended June 30, 2011.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.56% and 2.16%, respectively, for the six months ended June 30, 2011.

140	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b)(d)	Net investment income (loss) (b)(d)	Expenses (d)(e)	Net investment income (loss) (d)(e)	Portfolio turnover rate (f)

$13.82	5.10%	$475.7	1.10%	1.67%	1.45%	1.32%	0%
13.15	11.42	399.1	1.11	1.45	1.47	1.09	3
11.95	25.31	263.6	1.11	2.10	1.47	1.74	7
9.70	(31.38)	159.9	1.12	2.07	1.46	1.73	13
14.49	2.28	164.9	1.14	1.91	1.47	1.58	7
14.91	8.02	51.2	1.15	2.56	1.46	2.25	22

13.72	4.73	29.2	1.80	0.94	2.15	0.59	0
13.10	10.67	26.1	1.81	0.73	2.17	0.37	3
11.91	24.33	20.4	1.81	1.40	2.16	1.05	7
9.69	(31.78)	13.0	1.82	1.37	2.16	1.03	13
14.45	1.58	13.4	1.84	1.15	2.17	0.82	7
14.89	7.64	5.1	1.85	1.78	2.16	1.47	22

13.82	5.10	271.8	1.10	1.62	1.45	1.27	0
13.15	11.44	260.0	1.11	1.41	1.47	1.05	3
11.94	25.26	238.7	1.11	2.06	1.47	1.70	7
9.69	(31.34)	196.0	1.12	1.97	1.46	1.63	13
14.45	2.19	306.2	1.14	1.68	1.47	1.35	7
14.86	14.69	292.9	1.15	1.63	1.48	1.30	22

13.74	4.89	61.0	1.50	1.19	1.85	0.84	0
13.10	11.06	60.9	1.51	1.00	1.87	0.64	3
11.89	24.69	58.7	1.51	1.66	1.87	1.30	7
9.66	(31.62)	49.3	1.52	1.57	1.86	1.23	13
14.39	1.86	76.7	1.54	1.28	1.87	0.95	7
14.79	14.27	73.5	1.55	1.22	1.88	0.89	22

13.89	5.22	128.9	0.85	1.89	1.20	1.54	0
13.21	11.75	114.6	0.86	1.67	1.22	1.31	3
11.99	25.55	92.1	0.86	2.34	1.22	1.98	7
9.73	(31.16)	62.2	0.87	2.25	1.21	1.91	13
14.52	2.46	86.3	0.89	1.98	1.22	1.65	7
14.93	14.87	64.1	0.90	1.92	1.23	1.59	22

13.73	4.97	17.0	1.42	1.28	1.77	0.93	0
13.08	11.09	15.9	1.43	1.07	1.79	0.71	3
11.88	24.77	13.9	1.43	1.77	1.79	1.41	7
9.66	(31.55)	8.2	1.44	1.75	1.78	1.41	13
14.42	1.90	8.3	1.46	1.49	1.79	1.16	7
14.85	14.31	4.7	1.47	1.36	1.80	1.03	22

13.79	5.03	28.8	1.22	1.56	1.57	1.21	0
13.13	11.32	23.9	1.23	1.34	1.59	0.98	3
11.94	25.09	14.8	1.23	1.96	1.59	1.60	7
9.69	(31.43)	10.3	1.24	1.90	1.58	1.56	13
14.46	2.11	11.8	1.26	1.76	1.59	1.43	7
14.89	14.51	4.9	1.27	1.66	1.60	1.33	22

13.88	5.23	3.3	0.92	1.78	1.27	1.43	0
13.19	11.60	3.1	0.93	1.62	1.29	1.26	3
11.98	25.67	2.2	0.93	2.30	1.29	1.94	7
9.71	(31.15)	1.2	0.94	2.29	1.28	1.95	13
14.49	2.40	1.2	0.96	1.91	1.29	1.58	7
14.90	14.79	1.0	0.97	1.93	1.30	1.60	22

(f)	Amount represents the portfolio turnover rate of the Master Portfolio and rounds to less than 1% for 2011.

(g)	Unaudited.

(h)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

See accompanying notes to financial statements.	141

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)(b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2011 (g)	$13.41	$0.10	$0.63	$0.73	$—	$—	$—
Year ended 12/31/2010	12.08	0.16	1.32	1.48	(0.15)	—	(0.15)
Year ended 12/31/2009	9.62	0.20	2.45	2.65	(0.19)	—	(0.19)
Year ended 12/31/2008	15.28	0.22	(5.67)	(5.45)	(0.19)	(0.02)	(0.21)
Year ended 12/31/2007	15.82	0.26	(0.01)	0.25	(0.19)	(0.60)	(0.79)
Period ended 12/31/2006 (h)	14.97	0.24	1.03	1.27	(0.19)	(0.23)	(0.42)
Class B Shares
Six months ended 06/30/2011 (g)	13.35	0.05	0.63	0.68	—	—	—
Year ended 12/31/2010	12.04	0.07	1.31	1.38	(0.07)	—	(0.07)
Year ended 12/31/2009	9.60	0.13	2.43	2.56	(0.12)	—	(0.12)
Year ended 12/31/2008	15.24	0.13	(5.64)	(5.51)	(0.11)	(0.02)	(0.13)
Year ended 12/31/2007	15.81	0.13	0.01	0.14	(0.11)	(0.60)	(0.71)
Period ended 12/31/2006 (h)	14.97	0.17	1.06	1.23	(0.16)	(0.23)	(0.39)
Legacy Class A Shares
Six months ended 06/30/2011(g)	13.42	0.10	0.64	0.74	—	—	—
Year ended 12/31/2010	12.09	0.16	1.32	1.48	(0.15)	—	(0.15)
Year ended 12/31/2009	9.62	0.19	2.46	2.65	(0.18)	—	(0.18)
Year ended 12/31/2008	15.27	0.21	(5.67)	(5.46)	(0.17)	(0.02)	(0.19)
Year ended 12/31/2007	15.78	0.21	0.05	0.26	(0.17)	(0.60)	(0.77)
Year ended 12/31/2006	13.87	0.19	2.10	2.29	(0.15)	(0.23)	(0.38)
Legacy Class B Shares
Six months ended 06/30/2011 (g)	13.40	0.07	0.64	0.71	—	—	—
Year ended 12/31/2010	12.07	0.11	1.32	1.43	(0.10)	—	(0.10)
Year ended 12/31/2009	9.61	0.15	2.45	2.60	(0.14)	—	(0.14)
Year ended 12/31/2008	15.23	0.16	(5.64)	(5.48)	(0.12)	(0.02)	(0.14)
Year ended 12/31/2007	15.74	0.15	0.04	0.19	(0.10)	(0.60)	(0.70)
Year ended 12/31/2006	13.84	0.13	2.09	2.22	(0.09)	(0.23)	(0.32)
Institutional Shares
Six months ended 06/30/2011 (g)	13.48	0.12	0.64	0.76	—	—	—
Year ended 12/31/2010	12.15	0.19	1.32	1.51	(0.18)	—	(0.18)
Year ended 12/31/2009	9.66	0.23	2.47	2.70	(0.21)	—	(0.21)
Year ended 12/31/2008	15.34	0.25	(5.70)	(5.45)	(0.21)	(0.02)	(0.23)
Year ended 12/31/2007	15.85	0.26	0.04	0.30	(0.21)	(0.60)	(0.81)
Year ended 12/31/2006	13.94	0.24	2.08	2.32	(0.18)	(0.23)	(0.41)
Class R-1 Shares
Six months ended 06/30/2011 (g)	13.34	0.08	0.63	0.71	—	—	—
Year ended 12/31/2010	12.02	0.12	1.31	1.43	(0.11)	—	(0.11)
Year ended 12/31/2009	9.59	0.16	2.42	2.58	(0.15)	—	(0.15)
Year ended 12/31/2008	15.22	0.18	(5.64)	(5.46)	(0.15)	(0.02)	(0.17)
Year ended 12/31/2007	15.75	0.18	0.03	0.21	(0.14)	(0.60)	(0.74)
Year ended 12/31/2006	13.87	0.16	2.07	2.23	(0.12)	(0.23)	(0.35)
Class R-2 Shares
Six months ended 06/30/2011 (g)	13.40	0.10	0.63	0.73	—	—	—
Year ended 12/31/2010	12.08	0.15	1.31	1.46	(0.14)	—	(0.14)
Year ended 12/31/2009	9.62	0.19	2.45	2.64	(0.18)	—	(0.18)
Year ended 12/31/2008	15.28	0.21	(5.68)	(5.47)	(0.17)	(0.02)	(0.19)
Year ended 12/31/2007	15.81	0.22	0.02	0.24	(0.17)	(0.60)	(0.77)
Year ended 12/31/2006	13.92	0.21	2.06	2.27	(0.15)	(0.23)	(0.38)
Class R-3 Shares
Six months ended 06/30/2011 (g)	13.60	0.11	0.65	0.76	—	—	—
Year ended 12/31/2010	12.25	0.19	1.33	1.52	(0.17)	—	(0.17)
Year ended 12/31/2009	9.64	0.23	2.58	2.81	(0.20)	—	(0.20)
Year ended 12/31/2008	15.32	0.25	(5.70)	(5.45)	(0.21)	(0.02)	(0.23)
Year ended 12/31/2007	15.83	0.27	0.03	0.30	(0.21)	(0.60)	(0.81)
Year ended 12/31/2006	13.93	0.23	2.08	2.31	(0.18)	(0.23)	(0.41)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.19% and 2.36%, respectively, for the six months ended June 30, 2011.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.55% and 2.00%, respectively, for the six months ended June 30, 2011.

(f)	Amount represents the portfolio turnover rate of the Master Portfolio and rounds to less than 1% for 2011.

142	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b)(d)	Net investment income (loss) (b)(d)	Expenses (d)(e)	Net investment income (loss) (d)(e)	Portfolio turnover rate (f)

$14.14	5.44%	$299.0	1.09%	1.49%	1.45%	1.13%	0%
13.41	12.28	257.8	1.11	1.34	1.48	0.97	4
12.08	27.49	180.5	1.11	1.92	1.47	1.56	6
9.62	(35.68)	112.0	1.13	1.74	1.47	1.40	14
15.28	1.57	122.9	1.15	1.58	1.48	1.25	8
15.82	8.47	34.6	1.16	2.36	1.47	2.05	29

14.03	5.09	28.9	1.79	0.77	2.15	0.41	0
13.35	11.47	26.1	1.81	0.61	2.18	0.24	4
12.04	26.66	20.7	1.81	1.22	2.17	0.86	6
9.60	(36.13)	12.9	1.83	1.05	2.17	0.71	14
15.24	0.85	13.7	1.85	0.81	2.18	0.48	8
15.81	8.18	4.8	1.86	1.64	2.17	1.33	29

14.16	5.44	197.3	1.09	1.44	1.45	1.08	0
13.42	12.30	188.0	1.11	1.29	1.48	0.92	4
12.09	27.55	170.8	1.11	1.88	1.48	1.51	6
9.62	(35.71)	133.4	1.13	1.64	1.47	1.30	14
15.27	1.60	216.5	1.14	1.29	1.48	0.95	8
15.78	16.46	199.9	1.16	1.28	1.50	0.94	29

14.11	5.30	45.8	1.49	1.02	1.85	0.66	0
13.40	11.81	45.9	1.51	0.88	1.88	0.51	4
12.07	27.03	43.8	1.51	1.47	1.88	1.10	6
9.61	(35.94)	35.1	1.53	1.25	1.87	0.91	14
15.23	1.20	55.5	1.54	0.89	1.88	0.55	8
15.74	16.01	51.8	1.56	0.87	1.90	0.53	29

14.24	5.64	144.3	0.84	1.72	1.20	1.36	0
13.48	12.43	128.4	0.86	1.57	1.23	1.20	4
12.15	27.92	98.9	0.86	2.17	1.22	1.81	6
9.66	(35.51)	62.9	0.88	1.94	1.22	1.60	14
15.34	1.87	84.4	0.89	1.61	1.23	1.27	8
15.85	16.64	58.5	0.91	1.60	1.25	1.26	29

14.05	5.32	13.2	1.41	1.09	1.77	0.73	0
13.34	11.89	12.6	1.43	0.94	1.80	0.57	4
12.02	26.90	11.7	1.43	1.57	1.79	1.21	6
9.59	(35.88)	7.4	1.45	1.40	1.79	1.06	14
15.22	1.28	8.3	1.46	1.07	1.80	0.73	8
15.75	16.05	4.9	1.48	1.04	1.82	0.70	29

14.13	5.45	24.4	1.21	1.39	1.57	1.03	0
13.40	12.08	20.7	1.23	1.23	1.60	0.86	4
12.08	27.43	13.5	1.23	1.84	1.59	1.48	6
9.62	(35.76)	8.5	1.25	1.62	1.59	1.28	14
15.28	1.48	9.6	1.27	1.32	1.60	0.99	8
15.81	16.30	5.1	1.28	1.35	1.61	1.02	29

14.36	5.59	2.5	0.91	1.63	1.27	1.27	0
13.60	12.41	2.3	0.93	1.50	1.30	1.13	4
12.25	29.18	1.9	0.92	2.14	1.29	1.77	6
9.64	(35.57)	0.9	0.95	1.94	1.30	1.59	14
15.32	1.79	0.9	0.97	1.65	1.30	1.32	8
15.83	16.53 (i)	0.5	0.98	1.55	1.32	1.21	29

(g)	Unaudited.

(h)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(i)	Based upon net asset value of $15.83 as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $15.84, which caused the total return for the year ended December 31, 2006 to be equivalent to 16.60%.

See accompanying notes to financial statements.	143

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2011(g)	$9.39	$0.07	$0.48	$0.55	$—	$—	$—
Year ended 12/31/2010	8.62	0.12	1.00	1.12	(0.08)	(0.27)	(0.35)
Year ended 12/31/2009	6.88	0.14	1.94	2.08	(0.11)	(0.23)	(0.34)
Period ended 12/31/2008(h)	10.00	0.17	(3.20)	(3.03)	(0.06)	(0.03)	(0.09)
Class R-1 Shares
Six months ended 06/30/2011(g)	9.42	0.05	0.48	0.53	—	—	—
Year ended 12/31/2010	8.64	0.08	1.02	1.10	(0.05)	(0.27)	(0.32)
Year ended 12/31/2009	6.90	0.11	1.95	2.06	(0.09)	(0.23)	(0.32)
Period ended 12/31/2008(h)	10.00	0.11	(3.15)	(3.04)	(0.03)	(0.03)	(0.06)
Class R-2 Shares
Six months ended 06/30/2011(g)	9.42	0.06	0.49	0.55	—	—	—
Year ended 12/31/2010	8.65	0.10	1.01	1.11	(0.07)	(0.27)	(0.34)
Year ended 12/31/2009	6.90	0.12	1.96	2.08	(0.10)	(0.23)	(0.33)
Period ended 12/31/2008(h)	10.00	0.13	(3.16)	(3.03)	(0.04)	(0.03)	(0.07)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.17% and 2.34%, respectively, for the six months ended June 30, 2011.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.57% and 1.94%, respectively, for the six months ended June 30, 2011.

(f)	Amount represents the portfolio turnover rate of the Master Portfolio and rounds to less than 1% for 2008.

(g)	Unaudited.

(h)	For all the data, except for the portfolio turnover rate which is the period from the commencement of investment operations June 30, 2008 for the LifePath 2050 Master Portfolio, the period is from commencement of investment operations July 10, 2008.

144	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d)	Net investment income (loss) (b) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)	Portfolio turnover rate (f)

$9.94	5.86%	$57.6	1.12%	1.38%	1.62%	0.88%	0%
9.39	12.98	42.6	1.12	1.32	1.76	0.68	5
8.62	30.25	20.8	1.11	1.87	2.04	0.94	12
6.88	(30.38)	5.0	1.13	2.48	3.45	0.16	0

9.95	5.63	2.3	1.44	1.00	1.94	0.50	0
9.42	12.69	1.8	1.44	0.90	2.08	0.26	5
8.64	29.76	1.3	1.43	1.42	2.37	0.48	12
6.90	(30.40)	0.7	1.45	1.33	3.77	0.99	0

9.97	5.84	2.2	1.24	1.23	1.74	0.73	0
9.42	12.79	1.7	1.24	1.14	1.89	0.49	5
8.65	30.08	1.0	1.23	1.65	2.18	0.70	12
6.90	(30.34)	0.7	1.25	1.49	3.58	0.84	0

See accompanying notes to financial statements.	145

S&P 500 STOCK MASTER PORTFOLIO

MASTER PORTFOLIO INFORMATION

as of June 30, 2011

(Unaudited)

S&P 500 Stock Master Portfolio

Ten Largest Holdings	Percent of Long-Term Investments
Exxon Mobil Corp.	3%
Apple, Inc.	3
International Business Machines Corp.	2
Chevron Corp.	2
General Electric Co.	2
Microsoft Corp.	2
AT&T, Inc.	2
Johnson & Johnson	2
The Procter & Gamble Co.	2
Pfizer, Inc.	1

Sector Allocation	Percent of Long-Term Investments
Information Technology	18%
Financials	15
Energy	13
Consumer Discretionary	12
Health Care	11
Industrials	11
Consumer Staples	10
Materials	4
Utilities	3
Telecommunication Services	3

*	For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks	Shares	Value
Consumer Discretionary — 11.6%
Auto Components — 0.3%
The Goodyear Tire & Rubber Co. (a)	46,147	$773,885
Johnson Controls, Inc. (b)	127,873	5,327,189

		6,101,074
Automobiles — 0.5%
Ford Motor Co. (a)	715,944	9,872,868
Harley-Davidson, Inc.	44,260	1,813,332

		11,686,200
Distributors — 0.1%
Genuine Parts Co. (b)	29,575	1,608,880

Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	22,888	999,748
DeVry, Inc.	11,735	693,890
H&R Block, Inc. (b)	56,996	914,216

		2,607,854
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	81,130	3,052,922
Chipotle Mexican Grill, Inc. (a)	5,854	1,804,144
Darden Restaurants, Inc.	25,817	1,284,654
International Game Technology (b)	56,751	997,683
Marriott International, Inc., Class A (b)	53,734	1,907,020
McDonald’s Corp.	195,724	16,503,448
Starbucks Corp.	141,260	5,578,357
Starwood Hotels & Resorts Worldwide, Inc.	36,731	2,058,405
Wyndham Worldwide Corp. (b)	32,349	1,088,544
Wynn Resorts Ltd.	14,288	2,050,899
Yum! Brands, Inc. (a)(b)	87,869	4,853,884

		41,179,960
Household Durables — 0.4%
D.R. Horton, Inc.	53,370	614,822
Fortune Brands, Inc.	29,144	1,858,513
Harman International Industries, Inc.	13,232	602,982
Leggett & Platt, Inc.	27,087	660,381
Lennar Corp., Class A (b)	30,519	553,920
Newell Rubbermaid, Inc.	54,155	854,566
Pulte Homes, Inc. (a)	64,217	491,902
Stanley Black & Decker, Inc.	31,730	2,286,147
Whirlpool Corp.	14,211	1,155,639

		9,078,872
Internet & Catalog Retail — 1.0%
Amazon.com, Inc. (a)	67,321	13,766,472
Expedia, Inc. (b)	37,291	1,081,066
NetFlix, Inc. (a)	8,254	2,168,243
priceline.com, Inc. (a)(b)	9,355	4,789,105

		21,804,886
Leisure Equipment & Products — 0.1%
Hasbro, Inc. (b)	25,606	1,124,871
Mattel, Inc. (b)	65,438	1,798,891

		2,923,762
Media — 3.3%
CBS Corp., Class B	126,404	3,601,250
Cablevision Systems Corp.	43,597	1,578,647
Comcast Corp., Class A	521,857	13,223,856
DIRECTV, Class A (a)	144,915	7,364,580
Discovery Communications, Inc. (a)	52,439	2,147,902

Common Stocks	Shares	Value
Consumer Discretionary (concluded)
Media (concluded)
Gannett Co., Inc.	45,522	$651,875
Interpublic Group of Cos., Inc.	91,329	1,141,613
The McGraw-Hill Cos., Inc.	57,657	2,416,405
News Corp., Class A (b)	430,702	7,623,425
Omnicom Group, Inc. (b)	52,953	2,550,217
Scripps Networks Interactive, Inc., Class A (b)	17,206	841,029
Time Warner Cable, Inc. (b)	63,523	4,957,335
Time Warner, Inc.	202,104	7,350,523
Viacom, Inc., Class B	110,471	5,634,021
The Walt Disney Co.	356,410	13,914,246
The Washington Post Co., Class B (b)	1,001	419,369

		75,416,293
Multiline Retail — 1.5%
Big Lots, Inc. (a)	14,333	475,139
Family Dollar Stores, Inc. (b)	23,190	1,218,866
J.C. Penney Co., Inc. (b)	40,399	1,395,382
Kohl’s Corp.	53,136	2,657,331
Macy’s, Inc.	80,363	2,349,814
Nordstrom, Inc.	31,439	1,475,747
Sears Holdings Corp. (a)(b)	8,255	589,737
Target Corp.	130,088	6,102,428
Wal-Mart Stores, Inc. (b)	360,251	19,143,738

		35,408,182
Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A	16,619	1,112,143
AutoNation, Inc. (a)(b)	12,174	445,690
AutoZone, Inc. (a)	4,791	1,412,626
Bed Bath & Beyond, Inc. (a)	47,103	2,749,402
Best Buy Co., Inc. (b)	60,778	1,909,037
CarMax, Inc. (a)	42,226	1,396,414
GameStop Corp., Class A (a)(b)	26,928	718,170
The Gap, Inc. (b)	74,070	1,340,667
The Home Depot, Inc.	300,422	10,881,285
Limited Brands, Inc. (b)	47,748	1,835,911
Lowe’s Cos., Inc.	245,810	5,729,831
O’Reilly Automotive, Inc. (a)(b)	26,107	1,710,269
Ross Stores, Inc.	22,077	1,768,809
The Sherwin-Williams Co. (b)	16,672	1,398,281
Staples, Inc.	135,257	2,137,061
The TJX Cos., Inc.	72,939	3,831,486
Tiffany & Co.	24,042	1,887,778
Urban Outfitters, Inc. (a)(b)	23,780	669,407

		42,934,267
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc. (b)	55,603	3,554,700
NIKE, Inc., Class B	71,604	6,442,928
Polo Ralph Lauren Corp.	12,102	1,604,846
VF Corp. (b)	16,474	1,788,417

		13,390,891
Total Consumer Discretionary		264,141,121
Consumer Staples — 9.7%
Beverages — 2.5%
Brown-Forman Corp., Class B (b)	19,287	1,440,546
The Coca-Cola Co. (b)	431,608	29,042,902
Coca-Cola Enterprises, Inc.	61,279	1,788,121
Constellation Brands, Inc. (a)	33,487	697,199

147 See Notes to Financial Statements.

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks	Shares	Value
Consumer Staples (concluded)
Beverages (concluded)
Dr Pepper Snapple Group, Inc. (b)	42,092	$1,764,918
Molson Coors Brewing Co., Class B (b)	29,742	1,330,657
PepsiCo, Inc.	298,186	21,001,240

		57,065,583
Food & Staples Retailing — 1.5%
CVS Caremark Corp. (b)	255,851	9,614,881
Costco Wholesale Corp.	82,336	6,688,977
The Kroger Co.	114,635	2,842,948
SUPERVALU, Inc. (b)	40,825	384,163
Safeway, Inc.	67,065	1,567,309
Sysco Corp. (b)	110,194	3,435,849
Walgreen Co.	172,767	7,335,687
Whole Foods Market, Inc. (b)	28,110	1,783,579

		33,653,393
Food Products — 1.6%
Archer Daniels Midland Co.	128,811	3,883,652
Campbell Soup Co. (b)	34,068	1,177,049
ConAgra Foods, Inc.	77,373	1,996,997
Dean Foods Co. (a)	35,265	432,702
General Mills, Inc. (b)	120,299	4,477,529
H.J. Heinz Co. (b)	60,500	3,223,440
The Hershey Co.	28,989	1,648,025
Hormel Foods Corp. (b)	26,295	783,854
The J.M. Smucker Co.	21,959	1,678,546
Kellogg Co. (b)	47,360	2,619,955
Kraft Foods, Inc., Class A	331,374	11,674,306
McCormick & Co., Inc. (b)	24,837	1,231,170
Sara Lee Corp.	110,679	2,101,794
Tyson Foods, Inc., Class A	56,713	1,101,366

		38,030,385
Household Products — 2.1%
Colgate-Palmolive Co.	92,262	8,064,621
The Clorox Co. (b)	25,242	1,702,321
Kimberly-Clark Corp.	74,182	4,937,554
The Procter & Gamble Co.	526,403	33,463,439

		48,167,935
Personal Products — 0.3%
Avon Products, Inc.	80,801	2,262,428
The Estee Lauder Cos., Inc., Class A	21,529	2,264,636
Mead Johnson Nutrition Co.	38,464	2,598,243

		7,125,307
Tobacco — 1.7%
Altria Group, Inc.	394,613	10,421,729
Lorillard, Inc.	27,158	2,956,692
Philip Morris International, Inc.	335,429	22,396,594
Reynolds American, Inc.	63,578	2,355,565

		38,130,580
Total Consumer Staples		222,173,183
Energy — 12.5%
Energy Equipment & Services — 2.3%
Baker Hughes, Inc.	81,914	5,943,680
Cameron International Corp. (a)	46,015	2,314,094
Diamond Offshore Drilling, Inc. (b)	12,946	911,528
FMC Technologies, Inc. (a)(b)	45,640	2,044,215

Common Stocks	Shares	Value
Energy (concluded)
Energy Equipment & Services (concluded)
Halliburton Co.	172,469	$8,795,919
Helmerich & Payne, Inc. (b)	20,246	1,338,665
Nabors Industries Ltd. (a)	53,690	1,322,922
National Oilwell Varco, Inc.	79,733	6,235,918
Noble Corp.	47,431	1,869,256
Rowan Cos., Inc. (a)	24,090	934,933
Schlumberger Ltd.	255,800	22,101,120

		53,812,250
Oil, Gas & Consumable Fuels — 10.2%
Alpha Natural Resources, Inc. (a)	42,551	1,933,517
Anadarko Petroleum Corp.	93,770	7,197,785
Apache Corp.	72,277	8,918,259
Cabot Oil & Gas Corp.	19,766	1,310,683
Chesapeake Energy Corp.	123,621	3,670,307
Chevron Corp.	379,019	38,978,314
ConocoPhillips	266,619	20,047,083
CONSOL Energy, Inc.	42,534	2,062,048
Denbury Resources, Inc. (a)	75,348	1,506,960
Devon Energy Corp.	79,847	6,292,742
EOG Resources, Inc.	50,587	5,288,871
El Paso Corp.	144,843	2,925,829
Exxon Mobil Corp.	928,925	75,595,916
Hess Corp.	56,974	4,259,376
Marathon Oil Corp.	134,213	7,070,341
Murphy Oil Corp.	36,573	2,401,383
Newfield Exploration Co. (a)	24,938	1,696,283
Noble Energy, Inc.	33,278	2,982,707
Occidental Petroleum Corp.	153,244	15,943,506
Peabody Energy Corp.	50,861	2,996,222
Pioneer Natural Resources Co.	21,894	1,961,046
QEP Resources, Inc.	32,999	1,380,348
Range Resources Corp. (b)	30,138	1,672,659
Southwestern Energy Co. (a)	65,376	2,803,323
Spectra Energy Corp. (b)	122,686	3,362,823
Sunoco, Inc.	22,987	958,788
Tesoro Corp. (a)(b)	27,192	622,969
Valero Energy Corp.	107,788	2,756,139
The Williams Cos., Inc.	110,906	3,354,907

		231,951,134
Total Energy		285,763,384
Financials — 14.9%
Capital Markets — 2.3%
Ameriprise Financial, Inc.	45,805	2,642,032
The Bank of New York Mellon Corp.	234,183	5,999,768
BlackRock, Inc. (c)	18,109	3,473,487
The Charles Schwab Corp. (b)	189,008	3,109,182
E*Trade Financial Corp. (a)	47,254	652,105
Federated Investors, Inc., Class B (b)	17,586	419,250
Franklin Resources, Inc.	27,257	3,578,572
The Goldman Sachs Group, Inc.	97,672	12,999,167
Invesco Ltd.	87,425	2,045,745
Janus Capital Group, Inc.	35,433	334,488
Legg Mason, Inc.	28,370	929,401
Morgan Stanley	291,424	6,705,666
Northern Trust Corp.	45,516	2,091,915
State Street Corp.	94,973	4,282,333

148	See Notes to Financial Statements.

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks	Shares	Value
Financials (continued)
Capital Markets (concluded)
T Rowe Price Group, Inc.	49,041	$2,959,134

		52,222,245
Commercial Banks — 2.7%
BB&T Corp.	131,336	3,525,058
Comerica, Inc.	33,032	1,141,916
Fifth Third Bancorp	172,542	2,199,910
First Horizon National Corp.	50,018	477,172
Huntington Bancshares, Inc.	161,038	1,056,409
KeyCorp	178,926	1,490,454
M&T Bank Corp.	23,630	2,078,258
Marshall & Ilsley Corp.	100,683	802,443
PNC Financial Services Group, Inc. (b)(c)	99,186	5,912,477
Regions Financial Corp.	236,148	1,464,118
SunTrust Banks, Inc.	101,121	2,608,922
U.S. Bancorp	363,162	9,264,263
Wells Fargo & Co.	997,181	27,980,899
Zions BanCorp. (b)	34,760	834,588

		60,836,887
Consumer Finance — 0.8%
American Express Co.	197,146	10,192,448
Capital One Financial Corp.	86,510	4,469,972
Discover Financial Services	102,507	2,742,062
SLM Corp.	98,757	1,660,105

		19,064,587
Diversified Financial Services — 3.7%
Bank of America Corp.	1,910,353	20,937,469
CME Group, Inc.	12,598	3,673,451
Citigroup, Inc.	550,627	22,928,108
IntercontinentalExchange, Inc. (a)	13,771	1,717,381
JPMorgan Chase & Co.	749,190	30,671,839
Leucadia National Corp. (b)	37,065	1,263,916
Moody’s Corp. (b)	37,418	1,434,980
The NASDAQ OMX Group, Inc. (a)	28,443	719,608
NYSE Euronext	49,106	1,682,863

		85,029,615
Insurance — 3.7%
ACE Ltd.	63,575	4,184,506
Aon Corp.	62,616	3,212,201
Aflac, Inc.	88,387	4,125,905
The Allstate Corp. (b)	98,836	3,017,463
American International Group, Inc. (a)	82,331	2,413,945
Assurant, Inc.	18,391	667,042
Berkshire Hathaway, Inc., Class B (a)	326,401	25,260,173
Chubb Corp.	55,177	3,454,632
Cincinnati Financial Corp. (b)	30,959	903,384
Genworth Financial, Inc., Class A (a)	91,567	941,309
Hartford Financial Services Group, Inc.	83,612	2,204,848
Lincoln National Corp.	59,326	1,690,198
Loews Corp.	58,612	2,466,979
Marsh & McLennan Cos., Inc. (b)	103,185	3,218,340
MetLife, Inc.	199,239	8,740,615
Principal Financial Group, Inc. (b)	60,304	1,834,448
The Progressive Corp.	123,087	2,631,600
Prudential Financial, Inc. (b)	91,966	5,848,118
Torchmark Corp.	14,411	924,322
The Travelers Cos., Inc.	79,098	4,617,741

Common Stocks	Shares	Value
Financials (concluded)
Insurance (concluded)
Unum Group	58,007	$1,478,018
XL Group Plc	58,266	1,280,687

		85,116,474
Real Estate Investment Trusts (REITs) — 1.5%
Apartment Investment & Management Co.	22,435	572,766
AvalonBay Communities, Inc.	16,442	2,111,153
Boston Properties, Inc.	27,425	2,911,438
Equity Residential	55,605	3,336,300
HCP, Inc.	76,481	2,806,088
Health Care REIT, Inc.	33,458	1,754,203
Host Hotels & Resorts, Inc. (b)	129,201	2,189,957
Kimco Realty Corp.	76,077	1,418,075
Plum Creek Timber Co., Inc. (b)	30,282	1,227,632
ProLogis, Inc.	79,648	2,854,584
Public Storage	26,274	2,995,499
Simon Property Group, Inc.	55,364	6,434,958
Ventas, Inc. (b)	30,575	1,611,608
Vornado Realty Trust	30,949	2,883,828

		35,108,089
Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc., Class A (a)	54,589	1,370,730
Thrifts & Mortgage Finance —0.1%
Hudson City Bancorp, Inc.	100,039	819,319
People’s United Financial, Inc. (b)	68,692	923,221

		1,742,540
Total Financials		340,491,167
Health Care — 11.5%
Biotechnology — 1.2%
Amgen, Inc. (a)	175,263	10,226,596
Biogen Idec, Inc. (a)	45,531	4,868,175
Celgene Corp. (a)	87,388	5,271,244
Cephalon, Inc. (a)	14,469	1,156,073
Gilead Sciences, Inc. (a)	148,574	6,152,449

		27,674,537
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	107,665	6,426,524
Becton Dickinson & Co.	41,327	3,561,148
Boston Scientific Corp. (a)	286,412	1,979,107
C.R. Bard, Inc. (b)	16,139	1,773,031
CareFusion Corp. (a)	41,661	1,131,929
Covidien PLC	93,418	4,972,640
DENTSPLY International, Inc. (b)	26,998	1,028,084
Edwards Lifesciences Corp. (a)	21,561	1,879,688
Hospira, Inc. (a)	31,665	1,794,139
Intuitive Surgical, Inc. (a)	7,400	2,753,614
Medtronic, Inc. (b)	201,562	7,766,184
St. Jude Medical, Inc.	61,947	2,953,633
Stryker Corp.	62,905	3,691,894
Varian Medical Systems, Inc. (a)	22,200	1,554,444
Zimmer Holdings, Inc. (a)	36,121	2,282,847

		45,548,906
Health Care Providers & Services — 2.2%
Aetna, Inc.	71,713	3,161,826
AmerisourceBergen Corp. (b)	51,533	2,133,466
CIGNA Corp. (b)	50,994	2,622,621

149 See Notes to Financial Statements.

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks	Shares	Value
Health Care (concluded)
Health Care Providers & Services (concluded)
Cardinal Health, Inc.	66,212	$3,007,349
Coventry Health Care, Inc. (a)	27,865	1,016,237
DaVita, Inc. (a)	18,023	1,560,972
Express Scripts, Inc. (a)(b)	99,780	5,386,124
Humana, Inc. (b)	31,688	2,552,152
Laboratory Corp. of America Holdings (a)(b)	18,961	1,835,235
McKesson Corp. (b)	47,554	3,977,892
Medco Health Solutions, Inc. (a)	75,506	4,267,599
Patterson Cos., Inc. (b)	18,026	592,875
Quest Diagnostics, Inc. (b)	29,622	1,750,660
Tenet Healthcare Corp. (a)	90,436	564,321
UnitedHealth Group, Inc.	204,424	10,544,190
WellPoint, Inc.	69,319	5,460,258

		50,433,777
Health Care Technology — 0.1%
Cerner Corp. (a)(b)	27,228	1,663,903
Life Sciences Tools & Services — 0.4%
Life Technologies Corp. (a)	33,814	1,760,695
PerkinElmer, Inc.	21,536	579,534
Thermo Fisbrher Scientific, Inc. (a)	72,377	4,660,355
Waters Corp. (a)	17,337	1,659,844

		8,660,428
Pharmaceuticals — 5.6%
Abbott Laboratories	293,013	15,418,344
Allergan, Inc.	57,461	4,783,628
Bristol-Myers Squibb Co.	321,569	9,312,638
Eli Lilly & Co.	192,027	7,206,774
Forest Laboratories, Inc. (a)	53,729	2,113,699
Johnson & Johnson	516,814	34,378,467
Merck & Co., Inc.	581,911	20,535,639
Mylan, Inc. (a)	83,055	2,048,967
Pfizer, Inc.	1,490,134	30,696,761
Watson Pharmaceuticals, Inc. (a)	23,859	1,639,829

		128,134,746
Total Health Care		262,116,297
Industrials — 11.2%
Aerospace & Defense — 2.8%
The Boeing Co.	139,167	10,288,616
General Dynamics Corp.	70,058	5,220,722
Goodrich Corp.	23,616	2,255,328
Honeywell International, Inc.	148,344	8,839,819
ITT Corp. (b)	34,538	2,035,324
L-3 Communications Holdings, Inc. (b)	20,094	1,757,220
Lockheed Martin Corp. (b)	53,676	4,346,146
Northrop Grumman Corp. (b)	55,150	3,824,653
Precision Castparts Corp.	27,110	4,463,661
Raytheon Co. (b)	67,203	3,350,070
Rockwell Collins, Inc.	29,159	1,798,819
United Technologies Corp. (b)	172,658	15,281,960

		63,462,338
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	30,819	2,429,770
Expeditors International of Washington, Inc. (b)	39,896	2,042,276
FedEx Corp.	59,486	5,642,247
United Parcel Service, Inc., Class B (b)	185,915	13,558,781

		23,673,074

Common Stocks	Shares	Value
Industrials (continued)
Airlines — 0.1%
Southwest Airlines Co.	149,012	$1,701,717
Building Products — 0.0%
Masco Corp. (b)	68,016	818,232
Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	19,911	769,162
Cintas Corp. (b)	24,008	792,984
Iron Mountain, Inc. (b)	38,012	1,295,829
Pitney Bowes, Inc. (b)	38,705	889,828
R.R. Donnelley & Sons Co. (b)	35,717	700,411
Republic Services, Inc. (b)	57,693	1,779,829
Stericycle, Inc. (a)	16,234	1,446,774
Waste Management, Inc. (b)	89,385	3,331,379

		11,006,196
Construction & Engineering — 0.2%
Fluor Corp.	32,866	2,125,116
Jacobs Engineering Group, Inc. (a)(b)	23,616	1,021,392
Quanta Services, Inc. (a)	40,932	826,826

		3,973,334
Electrical Equipment — 0.6%
Emerson Electric Co. (b)	141,744	7,973,100
First Solar, Inc. (a)(b)	10,154	1,343,070
Rockwell Automation, Inc. (b)	27,174	2,357,616
Roper Industries, Inc.	18,135	1,510,645

		13,184,431
Industrial Conglomerates — 2.4%
3M Co.	134,007	12,710,564
General Electric Co.	1,999,558	37,711,664
Textron, Inc. (b)	51,697	1,220,566
Tyco International Ltd.	88,567	4,377,867

		56,020,661
Machinery — 2.4%
Caterpillar, Inc. (b)	121,485	12,933,293
Cummins, Inc.	36,976	3,826,646
Danaher Corp.	102,618	5,437,728
Deere & Co. (b)	79,140	6,525,093
Dover Corp. (b)	35,071	2,377,814
Eaton Corp. (b)	64,419	3,314,358
Flowserve Corp.	10,433	1,146,482
Illinois Tool Works, Inc. (b)	94,235	5,323,335
Ingersoll-Rand Plc	62,417	2,834,356
Joy Global, Inc.	19,702	1,876,418
PACCAR, Inc. (b)	68,676	3,508,657
Pall Corp.	21,965	1,235,092
Parker Hannifin Corp.	30,433	2,731,057
Snap-on, Inc. (b)	11,070	691,654

		53,761,983
Professional Services — 0.1%
Dun & Bradstreet Corp.	9,465	714,986
Equifax, Inc.	23,312	809,393
Monster Worldwide, Inc. (a)	24,861	364,462
Robert Half International, Inc. (b)	27,200	735,216

		2,624,057
Road & Rail — 0.9%
CSX Corp.	208,860	5,476,309
Norfolk Southern Corp.	66,655	4,994,459

150	See Notes to Financial Statements.

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks	Shares	Value
Industrials (concluded)
Road & Rail (concluded)
Ryder System, Inc.	9,748	$554,174
Union Pacific Corp.	92,492	9,656,165

		20,681,107
Trading Companies & Distributors — 0.2%
Fastenal Co. (b)	55,398	1,993,774
W.W. Grainger, Inc. (b)	10,938	1,680,624

		3,674,398
Total Industrials		254,581,528
Information Technology — 17.8%
Communications Equipment — 2.0%
Cisco Systems, Inc.	1,037,538	16,195,968
F5 Networks, Inc. (a)	15,323	1,689,361
Harris Corp. (b)	23,899	1,076,889
JDS Uniphase Corp. (a)	42,587	709,499
Juniper Networks, Inc. (a)	100,554	3,167,451
Motorola Mobility Holdings, Inc. (a)	55,893	1,231,882
Motorola Solutions, Inc. (a)	63,957	2,944,580
QUALCOMM, Inc.	314,745	17,874,369
Tellabs, Inc.	68,814	317,232

		45,207,231
Computers & Peripherals — 6.0%
Apple, Inc. (a)	174,359	58,527,085
Dell, Inc. (a)	309,999	5,167,683
EMC Corp. (a)(b)	388,041	10,690,530
Hewlett-Packard Co.	391,287	14,242,847
International Business Machines Corp.	228,420	39,185,451
Lexmark International, Inc., Class A (a)	14,930	436,852
NetApp, Inc. (a)	69,155	3,650,001
SanDisk Corp. (a)	44,977	1,866,545
Teradata Corp. (a)	31,916	1,921,343
Western Digital Corp. (a)	43,478	1,581,730

		137,270,067
Electronic Equipment, Instruments & Components — 0.6%
Agilent Technologies, Inc. (a)	65,565	3,351,027
Amphenol Corp., Class A	33,035	1,783,560
Corning, Inc.	295,854	5,369,750
FLIR Systems, Inc.	29,723	1,001,962
Jabil Circuit, Inc. (b)	37,239	752,228
Molex, Inc. (b)	26,235	676,076

		12,934,603
Internet Software & Services — 1.6%
Akamai Technologies, Inc. (a)	35,014	1,101,890
eBay, Inc. (a)	215,466	6,953,088
Google, Inc., Class A (a)	47,389	23,996,842
VeriSign, Inc.	31,784	1,063,493
Yahoo!, Inc. (a)	246,141	3,701,961

		36,817,274
IT Services — 1.4%
Automatic Data Processing, Inc.	94,167	4,960,718
Cognizant Technology Solutions Corp., Class A (a)	57,185	4,193,948
Computer Sciences Corp.	29,051	1,102,776
Fidelity National Information Services, Inc.	50,646	1,559,390
Fiserv, Inc. (a)	27,076	1,695,770
MasterCard, Inc., Class A	17,780	5,357,825

Common Stocks	Shares	Value
Information Technology (concluded)
IT Services (concluded)
Paychex, Inc. (b)	60,512	$1,858,929
SAIC, Inc. (a)(b)	53,029	891,948
Total System Services, Inc. (b)	30,855	573,286
Visa, Inc., Class A (b)	90,406	7,617,609
The Western Union Co.	119,561	2,394,807

		32,207,006
Office Electronics — 0.1%
Xerox Corp.	263,086	2,738,725
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc. (a)(b)	109,321	764,154
Altera Corp.	60,690	2,812,981
Analog Devices, Inc.	56,329	2,204,717
Applied Materials, Inc.	248,024	3,226,792
Broadcom Corp., Class A (a)	90,030	3,028,609
Intel Corp.	1,000,036	22,160,798
KLA-Tencor Corp.	31,333	1,268,360
LSI Corp. (a)	114,032	811,908
Linear Technology Corp.	43,125	1,423,987
MEMC Electronic Materials, Inc. (a)	43,740	373,102
Microchip Technology, Inc. (b)	35,836	1,358,543
Micron Technology, Inc. (a)	161,132	1,205,267
NVIDIA Corp. (a)	113,010	1,800,814
National Semiconductor Corp.	45,798	1,127,089
Novellus Systems, Inc. (a)(b)	17,128	619,006
Teradyne, Inc. (a)(b)	35,201	520,975
Texas Instruments, Inc.	219,160	7,195,023
Xilinx, Inc. (b)	49,999	1,823,464

		53,725,589
Software — 3.7%
Adobe Systems, Inc. (a)	95,143	2,992,247
Autodesk, Inc. (a)	43,569	1,681,764
BMC Software, Inc. (a)	33,532	1,834,201
CA, Inc.	71,829	1,640,574
Citrix Systems, Inc. (a)	35,536	2,842,880
Compuware Corp. (a)	41,170	401,819
Electronic Arts, Inc. (a)	62,483	1,474,599
Intuit, Inc. (a)	51,603	2,676,132
Microsoft Corp. (b)	1,399,118	36,377,068
Oracle Corp.	734,631	24,176,706
Red Hat, Inc. (a)	36,218	1,662,406
Salesforce.com, Inc. (a)	22,702	3,382,144
Symantec Corp. (a)	142,414	2,808,404

		83,950,944
Total Information Technology		404,851,439
Materials — 3.7%
Chemicals — 2.1%
Air Products & Chemicals, Inc.	40,029	3,825,972
Airgas, Inc.	13,276	929,851
CF Industries Holdings, Inc.	13,399	1,898,236
The Dow Chemical Co. (b)	221,579	7,976,844
E.I. du Pont de Nemours & Co. (b)	175,055	9,461,723
Eastman Chemical Co.	13,266	1,354,061
Ecolab, Inc. (b)	43,743	2,466,230
FMC Corp. (b)	13,410	1,153,528
International Flavors & Fragrances, Inc. (b)	15,243	979,210
Monsanto Co.	100,880	7,317,835

151 See Notes to Financial Statements.

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks	Shares	Value
Materials (concluded)
Chemicals (concluded)
PPG Industries, Inc.	29,901	$2,714,712
Praxair, Inc. (b)	57,306	6,211,397
Sigma-Aldrich Corp.	22,847	1,676,513

		47,966,112
Construction Materials — 0.0%
Vulcan Materials Co. (b)	24,079	927,764
Containers & Packaging — 0.2%
Ball Corp. (b)	31,578	1,214,490
Bemis Co., Inc. (b)	20,352	687,491
Owens-Illinois, Inc. (a)	31,095	802,562
Sealed Air Corp.	30,256	719,790

		3,424,333
Metals & Mining — 1.1%
AK Steel Holding Corp. (b)	20,937	329,967
Alcoa, Inc.	199,770	3,168,352
Allegheny Technologies, Inc.	19,962	1,266,988
Cliffs Natural Resources, Inc. (b)	27,240	2,518,338
Freeport-McMoRan Copper & Gold, Inc.	178,562	9,445,930
Newmont Mining Corp.	93,108	5,025,039
Nucor Corp. (b)	59,388	2,447,973
Titanium Metals Corp.	17,365	318,127
United States Steel Corp. (b)	26,935	1,240,087

		25,760,801
Paper & Forest Products — 0.3%
International Paper Co. (b)	82,671	2,465,249
MeadWestvaco Corp.	31,978	1,065,187
Weyerhaeuser Co.	100,991	2,207,664

		5,738,100
Total Materials		83,817,110
Telecommunication Services — 3.1%
Diversified Telecommunication Services — 2.7%
AT&T, Inc. (b)	1,116,531	35,070,239
CenturyLink, Inc.	113,126	4,573,684
Frontier Communications Corp. (b)	186,283	1,503,304
Verizon Communications, Inc. (b)	533,357	19,856,881
Windstream Corp. (b)	95,937	1,243,343

		62,247,451
Wireless Telecommunication Services — 0.4%
American Tower Corp., Class A (a)	74,744	3,911,353
MetroPCS Communications, Inc. (a)	50,122	862,600
Sprint Nextel Corp. (a)	562,179	3,030,145

		7,804,098
Total Telecommunication Services		70,051,549
Utilities — 3.4%
Electric Utilities — 1.8%
American Electric Power Co., Inc.	90,922	3,425,941
Duke Energy Corp.	250,917	4,724,767
Edison International (b)	61,255	2,373,631
Entergy Corp. (b)	33,661	2,298,373
Exelon Corp.	124,894	5,350,459
FirstEnergy Corp.	78,620	3,471,073
NextEra Energy, Inc.	79,512	4,568,760
Northeast Utilities (b)	33,534	1,179,391

Common Stocks	Shares	Value
Utilities (concluded)
Electric Utilities (concluded)
PPL Corp.	108,720	$3,025,678
Pepco Holdings, Inc. (b)	42,749	839,163
Pinnacle West Capital Corp.	20,661	921,067
Progress Energy, Inc.	55,606	2,669,644
Southern Co.	160,035	6,462,213

		41,310,160
Gas Utilities — 0.1%
EQT Corp.	27,934	1,467,094
Nicor, Inc.	8,697	476,074
Oneok, Inc.	20,030	1,482,420

		3,425,588
Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (a)	124,234	1,582,741
Constellation Energy Group, Inc.	37,868	1,437,469
NRG Energy, Inc. (a)	45,753	1,124,609

		4,144,819
Multi-Utilities — 1.3%
Ameren Corp.	45,689	1,317,671
CMS Energy Corp.	47,889	942,934
Centerpoint Energy, Inc.	79,566	1,539,602
Consolidated Edison, Inc. (b)	55,270	2,942,575
DTE Energy Co.	31,778	1,589,536
Dominion Resources, Inc. (b)	108,713	5,247,576
Integrys Energy Group, Inc.	14,816	768,061
NiSource, Inc. (b)	53,050	1,074,262
PG&E Corp.	74,969	3,150,947
Public Service Enterprise Group, Inc.	95,131	3,105,076
SCANA Corp. (b)	21,616	851,022
Sempra Energy	45,216	2,391,022
TECO Energy, Inc. (b)	40,813	770,958
Wisconsin Energy Corp. (b)	43,748	1,371,500
Xcel Energy, Inc. (b)	91,573	2,225,224

		29,287,966
Total Utilities		78,168,533
Total Long-Term Investments (Cost — $1,834,148,007) — 99.4%		2,266,155,311
Short-Term Securities
Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)(d)(e)	169,237,280	$169,237,280
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)(e)	23,887,779	23,887,779

		193,125,059
	Par (000)
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bill, 0.02%, 9/22/11 (f)(g)	$900	899,948
Total Short-Term Securities (Cost — $194,025,028) — 8.5%		194,025,007
Total Investments Before Short Positions (Cost — $2,028,173,035*) — 108.0%		2,460,180,318

152	See Notes to Financial Statements.

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

Common Stocks	Shares	Value
Short Positions (h)
AMC Networks, Inc., Class A (a)	10,899	$(474,107)
Total Short Positions (Proceeds Received — 474,070) — 0.0%		(474,107)
Total Investments Net of Short Positions — 108.0%		2,459,706,211
Liabilities in Excess of Other Assets — (8.0)%		(181,071,541)

Net Assets (100.0%)		$2,278,634,670

*	The cost and unrealized appreciation (depreciation) of investments before short positions as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,109,000,913

Gross unrealized appreciation	$612,205,474
Gross unrealized depreciation	(261,026,069)

Net unrealized appreciation	$351,179,405

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized Loss	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	350,818,795	—	(181,581,515)[1]	169,237,280	$169,237,280	$—	$343,386
BlackRock Cash Funds: Prime, SL Agency Shares	53,051,433	—	(29,163,654)[1]	23,887,779	$23,887,779	—	$46,513
BlackRock Inc.	—	18,294	(185)	18,109	$3,473,487	$(339)	$24,710
PNC Financial Services Group, Inc.	98,114	2,110	(1,038)	99,186	$5,912,477	$(10,502)	$44,384

[1]	Represents net activity.

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(g)	Rate shown is the yield to maturity as of the date of purchase.

(h)	In order to track the performance of its benchmark index, the Master Portfolio sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
191	S&P 500 INDEX	Chicago	September 2011	$12,563,025	$324,595
•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and does not necessarily correspond to the Master Portfolio’s perceived risk investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

153 See Notes to Financial Statements.

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2011

(Unaudited)

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$2,266,155,311	—	—	$2,266,155,311
Short-Term Securities:
Money Market Funds	193,125,059	—	—	193,125,059
U.S. Treasury Obligations	—	$899,948	—	899,948
Liabilities:
Investments:
Investments Sold Short	(474,107)	—	—	(474,107)

Total	$2,458,806,263	$899,948	—	$2,459,706,211

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity Contracts	$324,595	—	—	$324,595

[1]	See above Schedule of Investments for values in each sector and industry.

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.
154	See Notes to Financial Statements.

S&P 500 STOCK MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011

(Unaudited)

Assets
Investments at value — unaffiliated (including securities loaned of $180,552,946) (cost — $1,825,826,289)	$2,257,669,295
Investments at value — affiliated (cost — $202,346,746)	202,511,023
Investments sold receivable	741,439
Dividends receivable	2,881,267
Securities lending income receivable — affiliated	16,368
Interest receivable	38
Margin variation receivable	100,334

Total Assets	2,463,919,764

Liabilities
Collateral on securities loaned at value	184,710,940
Short positions at value (proceeds — $474,070)	474,107
Investment advisory fees payable	70,582
Professional fees payable	17,277
Trustees’ fees payable	12,188

Total Liabilities	185,285,094

Net Assets	$2,278,634,670

Net Assets Consist of
Investors’ capital	$1,846,302,829
Net unrealized appreciation/depreciation	432,331,841

Net Assets	$2,278,634,670

155 See Notes to Financial Statements.

S&P 500 STOCK MASTER PORTFOLIO

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2011

(Unaudited)

Investment Income
Dividends — unaffiliated	$22,068,648
Securities lending — affiliated	359,656
Income — affiliated	99,337
Interest	1,725

Total income	22,529,366

Expenses
Investment advisory	562,859
Professional	23,607
Independent trustees	38,121

Total expenses	624,587
Less fees waived by advisor	(61,728)

Total expenses after fees waived	562,859

Net investment income	21,966,507

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(643,462)
Investments — affiliated	(10,841)
Financial futures contracts	690,531

36,228

Net change in unrealized appreciation/depreciation on:
Investments	108,556,437
Financial futures contracts	(349,899)
Short positions	(37)

108,206,501

Total realized and unrealized gain	108,242,729

Net increase in net assets resulting from operations	$130,209,236

156	See Notes to Financial Statements.

S&P 500 STOCK MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease) in Net Assets:	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Operations
Net investment income	$21,966,507	$40,499,948
Net realized gain (loss)	36,228	(97,772,658)
Net change in unrealized appreciation/depreciation	108,206,501	343,783,895

Net increase in net assets resulting from operations	130,209,236	286,511,185

Capital Transactions
Proceeds from contributions	115,264,568	253,464,019
Fair value of withdrawals	(125,555,915)	(430,320,410)

Net decrease in net assets derived from capital transactions	(10,291,347)	(176,856,391)

Net Assets
Total increase in net assets	119,917,889	109,654,794
Beginning of period	2,158,716,781	2,049,061,987

End of period	$2,278,634,670	$2,158,716,781

See Notes to Financial Statements.	157

S&P 500 STOCK MASTER PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31,
		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	6.03%[1]	15.06%	26.63%	(36.86)%	5.54%	15.75%

Ratios to Average Net Assets
Total expenses	0.06%[2]	0.05%	0.05%	0.05%	0.05%	0.05%

Total expenses after fees waived	0.05%[2]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	1.95%[2]	2.01%	2.35%	2.32%	1.98%	1.93%

Supplemental Data
Net assets, end of period (000)	$2,278,635	$2,158,717	$2,049,062	$1,690,980	$2,920,748	$2,727,449

Portfolio turnover[3]	2%	9%	5%	8%	7%	14%

[1]	Aggregate total investment return.

[2]	Annualized.

[3]	Portfolio turnover rates include in-kind transactions, if any.

158	See Notes to Financial Statements.

S&P 500 STOCK MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to S&P 500 Stock Master Portfolio (the “Master Portfolio”), which is a series of MIP. The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: US GAAP defines fair value as the price the Master would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at net asset value each business day. Financial futures contracts traded on exchanges are valued at their last sale price.

Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BlackRock Fund Advisors (“BFA”), the Master Portfolio’s investment advisor, seeks to determine the price that the Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BFA deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Securities Lending: The Master Portfolio may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master Portfolio earns dividend and interest on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral. The Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash

159

S&P 500 STOCK MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

collateral falls below the value of the original cash collateral received. During the period, the participating Master Portfolio accepted only cash collateral in connection with securities loaned.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolio’s financial statements and disclosures.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several master portfolios are pro rated among those master portfolios on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the return of the Master Portfolio and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Master Portfolio purchases or sells financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Master Portfolio and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Master Portfolio as unrealized appreciation or depreciation. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of June 30, 2011
Asset Derivatives
	Statement of Assets and Liabilities Location	Value
Equity Contracts	Net unrealized appreciation/depreciation*	$324,595

*	Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Period Ended June 30, 2011
	Net Realized Gain From Financial Futures Contracts	Net Change in Unrealized Appreciation on Financial Futures Contracts
Equity Contracts	$690,531	$(349,899)

For the six months ended June 30, 2011, the average quarterly number of contracts and notional amount of outstanding financial futures contracts purchased was 286 and $18,864,038, respectively.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolio for 1940 Act purposes, but Barclays is not.

160

S&P 500 STOCK MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement (the “Investment Advisory Agreement”) with BFA, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of the Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays BFA an annual investment advisory fee of 0.05% based on the average daily net assets of the Master Portfolio.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2012. The amounts of the waivers, if any, are shown as fees waived in the Statement of Operations.

MIP entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators. BTC, in consideration thereof, has agreed to bear all of the Master Portfolio and MIP’s ordinary operating expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BTC is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolio.

The Master Portfolio received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BlackRock Investment Management (“BIM”), an affiliate of BFA, as the securities lending agent. BIM may, on behalf of the Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BIM or in registered money market funds advised by BIM or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and

Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Master Portfolio on such investments is shown as securities lending — affiliated in the Statement of Operations. BIM has voluntarily agreed to waive its fees for the period beginning December 1, 2009 until further notice.

The Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statement of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments excluding short-term securities for the six months ended June 30, 2011, were $75,180,935 and $51,120,251, respectively.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of investments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

161

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met on April 5, 2011 and May 17-18, 2011 to consider the approval of the Master Fund’s investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, on behalf of S&P 500 Stock Master Portfolio (the “Master Portfolio”), a series of the Master Fund.

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio and its shareholders. Among the matters the Board considered were: (a) the investment performance of an affiliated feeder fund that invests all of its investable assets in the Master Portfolio (the “representative feeder fund”) for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against peer funds and/or benchmarks, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Master

Portfolio operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the fees and expenses of the Master Portfolio and the representative feeder fund, as applicable, and the investment performance of the representative feeder fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), as well as the gross investment performance of the representative feeder fund as compared with its benchmark; (b) information on the profitability of the Agreement to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; (f) sales and redemption data regarding the Master Portfolio’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17-18, 2011 Board meeting.

162

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT (continued)

At an in-person meeting held on May 17-18, 2011, the Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2012. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with the Master Portfolio; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Master Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. The Board received information regarding the investment performance of the representative feeder fund. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio portfolio management team discussing the performance of the representative feeder fund and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the

Master Portfolio. BlackRock and its affiliates and significant shareholders provide the Master Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Master Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the representative feeder fund. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to funds in the representative feeder fund’s applicable Lipper category and the gross investment performance of the representative feeder fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Master Portfolio management to discuss the performance of the Master Portfolio throughout the year.

The Board noted that the representative feeder fund’s gross performance exceeded its benchmark index during each of the one-, three- and five-year periods reported.

The Board noted that BlackRock has made changes to the organization of the overall equity group designed to result in a strengthened leadership team with clearer accountability.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio

The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee ratio compared with the other

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MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT (continued)

funds in the representative feeder fund’s Lipper category. It also compared the representative feeder fund’s total expense ratio, as well as the Master Portfolio’s actual advisory fee ratio, to those of other funds in the representative feeder fund’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master Portfolio’s contractual advisory fee ratio was lower than or equal to the median contractual advisory fee ratio paid by the representative feeder fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase. The Board also considered the extent to which the Master Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the pertinent Master Portfolio.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolio, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to the Master Fund, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and

164

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT (concluded)

predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

165

MASTER INVESTMENT PORTFOLIO

MASTER PORTFOLIO INFORMATION

as of June 30, 2011

(Unaudited)

LifePath Retirement Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Fixed Income Funds	65%
Equity Funds	35

Portfolio Holdings	Percent of Affiliated Investment Companies
CoreAlpha Bond Master Portfolio	48%
Active Stock Master Portfolio	18
iShares Barclays TIPS Bond Fund	8
BlackRock Cash Funds:
Institutional, SL Agency Shares	7
iShares MSCI EAFE Index Fund	6
iShares S&P MidCap 400 Index Fund	4
iShares MSCI Emerging Markets Index Fund	3
iShares S&P SmallCap 600 Index Fund	1
BlackRock Cash Funds: Prime, SL Agency Shares	1
iShares MSCI Canada Index Fund	1
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1
iShares MSCI EAFE SmallCap Index Fund	1
iShares Cohen & Steers Realty Majors Index Fund	1

LifePath 2020 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	51%
Fixed Income Funds	49

Portfolio Holdings	Percent of Affiliated Investment Companies
CoreAlpha Bond Master Portfolio	32%
Active Stock Master Portfolio	26
BlackRock Cash Funds:
Institutional, SL Agency Shares	10
iShares MSCI EAFE Index Fund	9
iShares Barclays TIPS Bond Fund	5
iShares S&P MidCap 400 Index Fund	5
iShares MSCI Emerging Markets Index Fund	4
iShares S&P SmallCap 600 Index Fund	2
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2
BlackRock Cash Funds: Prime, SL Agency Shares	2
iShares Cohen & Steers Realty Majors Index Fund	1
iShares MSCI EAFE SmallCap Index Fund	1
iShares MSCI Canada Index Fund	1

LifePath 2030 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	68%
Fixed Income Funds	32

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	34%
CoreAlpha Bond Master Portfolio	20
iShares MSCI EAFE Index Fund	12
BlackRock Cash Funds:
Institutional, SL Agency Shares	8
iShares S&P MidCap 400 Index Fund	6
iShares MSCI Emerging Markets Index Fund	5
iShares Barclays TIPS Bond Fund	3
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	3
iShares S&P SmallCap 600 Index Fund	2
iShares Cohen & Steers Realty Majors Index Fund	2
iShares MSCI EAFE SmallCap Index Fund	2
iShares MSCI Canada Index Fund	2
BlackRock Cash Funds: Prime, SL Agency Shares	1

MASTER INVESTMENT PORTFOLIO

MASTER PORTFOLIO INFORMATION (Continued)

as of June 30, 2011

(Unaudited)

LifePath 2040 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	75%
Fixed Income Funds	25

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	38%
iShares MSCI EAFE Index Fund	13
BlackRock Cash Funds:
Institutional, SL Agency Shares	12
CoreAlpha Bond Master Portfolio	10
iShares S&P MidCap 400 Index Fund	6
iShares MSCI Emerging Markets Index Fund	5
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	4
iShares Cohen & Steers Realty Majors Index Fund	3
iShares S&P SmallCap Index Fund	2
iShares MSCI EAFE SmallCap Index Fund	2
iShares MSCI Canada Index Fund	2
BlackRock Cash Funds: Prime, SL Agency Shares	2
iShares Barclays TIPS Bond Fund	1

LifePath 2050 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	83%
Fixed Income Funds	17

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	42%
iShares MSCI EAFE Index Fund	14
BlackRock Cash Funds:
Institutional, SL Agency Shares	13
iShares S&P MidCap 400 Index Fund	6
iShares MSCI Emerging Markets Index Fund	6
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	5
iShares Cohen & Steers Realty Majors Index Fund	3
iShares S&P SmallCap Index Fund	3
CoreAlpha Bond Master Portfolio	2
iShares MSCI EAFE SmallCap Index Fund	2
iShares MSCI Canada Index Fund	2
BlackRock Cash Funds: Prime, SL Agency Shares	2

MASTER INVESTMENT PORTFOLIO

MASTER PORTFOLIO INFORMATION (Concluded)

as of June 30, 2011

(Unaudited)

Active Stock Master Portfolio

Sector Allocation	Percent of Long-Term Investments
Information Technology	18%
Financials	17
Health Care	12
Energy	12
Consumer Discretionary	12
Consumer Staples	11
Industrials	10
Materials	3
Utilities	3
Telecommunication Services	2

*	For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Ten Largest Holdings	Percent of Long-Term Investments
Exxon Mobil Corp.	4%
Apple, Inc.	4
JPMorgan Chase & Co.	2
Oracle Corp.	2
Philip Morris International, Inc.	2
ConocoPhillips	2
Verizon Communications, Inc.	2
The Coca-Cola Co.	2
Google, Inc., Class A	2
McDonald’s Corp.	1

CoreAlpha Bond Master Portfolio

Portfolio Composition	Percent of Long-Term Investments
U.S. Government Sponsored Agency Securities	68%
Corporate Bonds	14
Asset-Backed Securities	8
U.S. Treasury Obligations	5
Non-Agency Mortgage-Backed Securities	4
Foreign Agency Obligations	1

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	79%
AA/Aa	5
A	6
BBB/Baa	7
BB/Ba	2
B	1

[1]	Using the higher of Standard & Poor’s or Moody’s Investors Service.
[2]

Includes U.S. Government Sponsored Agency Securities which were deemed AAA/Aaa by the investment advisor. On August 5, 2011, Standard & Poor’s lowered the long-term sovereign credit rating on the United States of America to AA+ from AAA.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies	Shares	Value
Master Portfolios — 71.9%
Active Stock Master Portfolio		$274,357,180
CoreAlpha Bond Master Portfolio		730,391,327
Total Master Portfolios		1,004,748,507
Exchange-Traded Funds — 27.7%
iShares Barclays TIPS Bond Fund (a)(b)	1,129,468	124,964,339
iShares Cohen & Steers Realty Majors Index Fund (a)	78,219	5,671,660
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	221,158	6,942,150
iShares MSCI Canada Index Fund (a)(b)	406,213	12,864,766
iShares MSCI EAFE Index Fund (a)(b)	1,616,684	97,227,376
iShares MSCI EAFE Small Cap Index Fund (a)(b)	287,578	12,547,028
iShares MSCI Emerging Markets Index Fund (a)(b)	793,911	37,790,164
iShares S&P MidCap 400 Index Fund (a)(b)	635,159	62,055,034
iShares S&P SmallCap 600 Index Fund (a)(b)	360,308	26,417,782
Total Exchange-Traded Funds (Cost — $305,497,764*)		386,480,299

Affiliated Investment Companies	Shares	Value
Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (a)(c)(d)	106,585,752	$106,585,752
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (a)(c)(d)	15,473,195	15,473,195
Total Money Market Funds (Cost — $122,058,947*)		122,058,947
Total Affiliated Investment Companies — 108.4%		1,513,287,753
Liabilities in Excess of Other Assets — (8.4%)		(116,767,332)

Net Assets — 100.0%		$1,396,520,421

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$431,688,997

Gross unrealized appreciation	$80,982,535
Gross unrealized depreciation	(4,132,286)

Net unrealized appreciation	$76,850,249

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	75,437,346	31,148,406	[1]	—	106,585,752	$106,585,752	—	$150,913
BlackRock Cash Funds: Prime, SL Agency Shares	11,685,473	3,787,722	[1]	—	15,473,195	$15,473,195	—	$21,975
iShares Barlcays TIPS Bond Fund	1,104,097	46,057		(20,686)	1,129,468	$124,964,339	$64,282	$3,032,828
iShares Cohen & Steers Realty Majors Index Fund	71,293	7,507		(581)	78,219	$5,671,660	$12,325	$73,957
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	211,940	43,962		(34,744)	221,158	$6,942,150	$308,092	$222,611
iShares MSCI Canada Index Fund	402,132	9,072		(4,991)	406,213	$12,864,766	$(7,114)	$83,522
iShares MSCI EAFE Index Fund	1,493,685	158,794		(35,795)	1,616,684	$97,227,376	$240,398	$1,784,499
iShares MSCI EAFE Small Cap Index Fund	273,404	14,174		—	287,578	$12,547,028	—	$160,959
iShares MSCI Emerging Markets Index Fund	740,724	53,187		—	793,911	$37,790,164	—	$357,287
iShares S&P MidCap 400 Index Fund	761,894	—		(126,735)	635,159	$62,055,034	$3,821,426	$322,015
iShares S&P SmallCap 600 Index Fund	415,539	12,376		(67,607)	360,308	$26,417,782	$1,420,818	$109,696

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

169 See Notes to Financial Statements.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2011 (Concluded)

(Unaudited)

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	—	$1,004,748,507	—	$1,004,748,507
Exchange-Traded Funds	$386,480,299	—	—	386,480,299
Money Market Funds	122,058,947	—	—	122,058,947

Total	$508,539,246	$1,004,748,507	—	$1,513,287,753

170	See Notes to Financial Statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies	Shares	Value
Master Portfolios — 65.7%
Active Stock Master Portfolio		$719,499,203
CoreAlpha Bond Master Portfolio		877,820,385
Total Master Portfolios		1,597,319,588
Exchange-Traded Funds — 34.0%
iShares Barclays TIPS Bond Fund (a)(b)	1,300,670	143,906,129
iShares Cohen & Steers Realty Majors Index Fund (a)	513,326	37,221,268
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	1,624,844	51,003,853
iShares MSCI Canada Index Fund (a)(b)	1,044,929	33,092,901
iShares MSCI EAFE Index Fund (a)(b)	4,066,014	244,530,082
iShares MSCI EAFE Small Cap Index Fund (a)	765,439	33,396,104
iShares MSCI Emerging Markets Index Fund (a)(b)	2,054,531	97,795,676
iShares S&P MidCap 400 Index Fund (a)	1,330,720	130,011,344
iShares S&P SmallCap 600 Index Fund (a)(b)	757,732	55,556,910
Total Exchange-Traded Funds (Cost — $655,975,333*)		826,514,267

Affiliated Investment Companies	Shares	Value
Money Market Funds — 12.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (a)(c)(d)	264,859,818	$264,859,818
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (a)(c)(d)	38,085,272	38,085,272
Total Money Market Funds (Cost — $302,945,090*)		302,945,090
Total Affiliated Investment Companies — 112.1%		2,726,778,945
Liabilities in Excess of Other Assets — (12.1)%		(295,239,004)

Net Assets — 100.0%		$2,431,539,941

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$981,705,197

Gross unrealized appreciation	$170,538,934
Gross unrealized depreciation	(22,784,774)

Net unrealized appreciation	$147,754,160

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	181,776,362	83,083,456	[1]	—	264,859,818	$264,859,818	—	$49,145
BlackRock Cash Funds: Prime, SL Agency Shares	28,477,459	9,607,813	[1]	—	38,085,272	$38,085,272	—	$336,757
iShares Barclays TIPS Bond Fund	1,198,837	111,814		(9,981)	1,300,670	$143,906,129	$12,768	$3,443,673
iShares Cohen & Steers Realty Majors Index Fund	523,257	8,750		(18,681)	513,326	$37,221,268	$(90,746)	$515,423
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,606,198	58,027		(39,381)	1,624,844	$51,003,853	$(212,309)	$1,472,076
iShares MSCI Canada Index Fund	978,834	66,095		—	1,044,929	$33,092,901	—	$214,849
iShares MSCI EAFE Index Fund	3,855,084	406,090		(195,160)	4,066,014	$244,530,082	$808,855	$4,569,370
iShares MSCI EAFE Small Cap Index Fund	727,889	37,550		—	765,439	$33,396,104	—	$428,419
iShares MSCI Emerging Markets Index Fund	1,894,873	159,658		—	2,054,531	$97,795,676	—	$937,254
iShares S&P MidCap 400 Index Fund	1,417,544	40,265		(127,089)	1,330,720	$130,011,344	$2,940,074	$643,284
iShares S&P SmallCap 600 Index Fund	782,366	62,304		(86,938)	757,732	$55,556,910	$1,671,683	$218,254

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

171 See Notes to Financial Statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2011

(Unaudited)

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	—	$1,597,319,588	—	$1,597,319,588
Exchange-Traded Funds	$826,514,267	—	—	826,514,267
Money Market Funds	302,945,090	—	—	302,945,090

Total	$1,129,459,357	$1,597,319,588	—	$2,726,778,945

172	See Notes to Financial Statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies	Shares	Value
Master Portfolios — 60.3%
Active Stock Master Portfolio		$794,621,508
CoreAlpha Bond Master Portfolio		476,731,333
Total Master Portfolios		1,271,352,841
Exchange-Traded Funds — 39.5%
iShares Barclays TIPS Bond Fund (a)(b)	647,298	71,617,051
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	730,317	52,955,286
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	2,266,657	71,150,363
iShares MSCI Canada Index Fund (a)(b)	1,199,295	37,981,673
iShares MSCI EAFE Index Fund (a)(b)	4,449,450	267,589,923
iShares MSCI EAFE Small Cap Index Fund (a)(b)	871,603	38,028,039
iShares MSCI Emerging Markets Index Fund (a)(b)	2,256,817	107,424,489
iShares S&P MidCap 400 Index Fund (a)(b)	1,331,158	130,054,136
iShares S&P SmallCap 600 Index Fund (a)(b)	754,854	55,345,895
Total Exchange-Traded Funds (Cost — $671,048,969*)		832,146,855

Affiliated Investment Companies	Shares	Value
Money Market Funds — 10.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (a)(c)(d)	190,503,983	$190,503,983
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (a)(c)(d)	26,662,094	26,662,094
Total Money Market Funds (Cost — $217,166,077*)		217,166,077
Total Affiliated Investment Companies — 110.1%		2,320,665,773
Liabilities in Excess of Other Assets — (10.1)%		(212,165,514)

Net Assets — 100.0%		$2,108,500,259

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$917,857,260

Gross unrealized appreciation	$161,097,886
Gross unrealized depreciation	(29,642,214)

Net unrealized appreciation	$131,455,672

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	154,257,212	36,246,771	[1]	—	190,503,983	$190,503,983	—	$340,926
BlackRock Cash Funds: Prime, SL Agency Shares	24,170,906	2,491,188	[1]	—	26,662,094	$26,662,094	—	$49,741
iShares Barlcays TIPS Bond Fund	554,791	99,927		(7,420)	647,298	$71,617,051	$24,958	$1,712,148
iShares Cohen & Steers Realty Majors Index Fund	680,971	64,492		(15,146)	730,317	$52,955,286	$(131,526)	$702,612
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,128,614	150,817		(12,774)	2,266,657	$71,150,363	$(63,857)	$2,029,517
iShares MSCI Canada Index Fund	1,040,900	158,395		—	1,199,295	$37,981,673	—	$234,667
iShares MSCI EAFE Index Fund	4,085,815	482,349		(118,714)	4,449,450	$267,589,923	$(673,648)	$5,028,085
iShares MSCI EAFE Small Cap Index Fund	772,751	98,852		—	871,603	$38,028,039	—	$451,915
iShares MSCI Emerging Markets Index Fund	2,015,244	241,573		—	2,256,817	$107,424,489	—	$1,025,158
iShares S&P MidCap 400 Index Fund	1,267,897	63,261		—	1,331,158	$130,054,136	—	$608,602
iShares S&P SmallCap 600 Index Fund	697,237	57,617		—	754,854	$55,345,895	—	$201,925

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

173 See Notes to Financial Statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2011

(Unaudited)

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	—	$1,271,352,841	—	$1,271,352,841
Exchange-Traded Funds	$832,146,855	—	—	832,146,855
Money Market Funds	217,166,077	—	—	217,166,077

Total	$1,049,312,932	$1,271,352,841	—	$2,320,665,773

174	See Notes to Financial Statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies	Shares	Value
Master Portfolios — 56.3%
Active Stock Master Portfolio		$711,348,074
CoreAlpha Bond Master Portfolio		197,249,589
Total Master Portfolios		908,597,663
Exchange-Traded Funds — 43.7%	180,235	19,941,200
iShares Barclays TIPS Bond Fund (a)(b)
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	720,788	52,264,338
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	2,256,047	70,817,315
iShares MSCI Canada Index Fund (a)(b)	1,070,096	33,889,940
iShares MSCI EAFE Index Fund (a)(b)	4,029,434	242,330,161
iShares MSCI EAFE Small Cap Index Fund (a)(b)	781,628	34,102,430
iShares MSCI Emerging Markets Index Fund (a)(b)	2,002,499	95,318,952
iShares S&P MidCap 400 Index Fund (a)	1,122,517	109,669,911
iShares S&P SmallCap 600 Index Fund (a)(b)	644,646	47,265,445
Total Exchange-Traded Funds (Cost — $577,655,499*)		705,599,692

Affiliated Investment Companies	Shares	Value
Money Market Funds — 16.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (a)(c)(d)	235,892,418	$235,892,418
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (a)(c)(d)	33,863,481	33,863,481
Total Money Market Funds (Cost — $269,755,899*)		269,755,899
Total Affiliated Investment Companies — 116.7%		1,883,953,254
Liabilities in Excess of Other Assets — (16.7%)		(269,061,294)

Net Assets — 100.0%		$1,614,891,960

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$878,879,366

Gross unrealized appreciation	$127,944,193
Gross unrealized depreciation	(31,467,968)

Net unrealized appreciation	$96,476,225

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	139,976,764	95,915,654	[1]	—	235,892,418	$235,892,418	—	$302,558
BlackRock Cash Funds: Prime, SL Agency Shares	22,015,363	11,848,118	[1]	—	33,863,481	$33,863,481	—	$44,265
iShares Barclays TIPS Bond Fund	150,344	29,891		—	180,235	$19,941,200	—	$472,116
iShares Cohen & Steers Realty Majors Index Fund	693,309	49,497		(22,018)	720,788	$52,264,338	$(222,199)	$701,422
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,156,480	127,882		(28,315)	2,256,047	$70,817,315	$(141,547)	$2,030,959
iShares MSCI Canada Index Fund	949,552	120,544		—	1,070,096	$33,889,940	—	$208,128
iShares MSCI EAFE Index Fund	3,659,166	375,548		(5,280)	4,029,434	$242,330,161	$(58,557)	$4,533,788
iShares MSCI EAFE Small Cap Index Fund	687,000	94,628		—	781,628	$34,102,430	—	$407,754
iShares MSCI Emerging Markets Index Fund	1,807,304	195,195		—	2,002,499	$95,318,952	—	$904,599
iShares S&P MidCap 400 Index Fund	1,012,776	116,124		(6,383)	1,122,517	$109,669,911	$123,782	$503,477
iShares S&P SmallCap 600 Index Fund	549,842	94,804		—	644,646	$47,265,445	—	$168,904

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

175 See Notes to Financial Statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2011

(Unaudited)

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	—	$908,597,663	—	$908,597,663
Exchange-Traded Funds	$705,599,692	—	—	705,599,692
Money Market Funds	269,755,899	—	—	269,755,899

Total	$975,355,591	$908,597,663	—	$1,883,953,254

176	See Notes to Financial Statements.

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies	Shares	Value
Master Portfolios — 51.6%
Active Stock Master Portfolio		$80,861,243
CoreAlpha Bond Master Portfolio		4,105,768
Total Master Portfolios		84,967,011
Exchange-Traded Funds — 48.2%
iShares Cohen & Steers Realty Majors Index Fund (a)	89,034	6,455,855
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	284,974	8,945,334
iShares MSCI Canada Index Fund (a)(b)	121,959	3,862,441
iShares MSCI EAFE Index Fund (a)(b)	459,236	27,618,453
iShares MSCI EAFE Small Cap Index Fund (a)(b)	89,082	3,886,648
iShares MSCI Emerging Markets Index Fund (a)(b)	229,501	10,924,248
iShares S&P MidCap 400 Index Fund (a)	126,427	12,351,918
iShares S&P SmallCap 600 Index Fund (a)(b)	72,306	5,301,475
Total Exchange-Traded Funds (Cost — $67,929,204*)		79,346,372

Affiliated Investment Companies	Shares	Value
Money Market Funds — 17.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (a)(c)(d)	25,794,432	$25,794,432
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (a)(c)(d)	3,647,726	3,647,726
Total Money Market Funds (Cost — $29,442,158*)		29,442,158
Total Affiliated Investment Companies — 117.7%		193,755,541
Liabilities in Excess of Other Assets — (17.7%)		(29,161,970)

Net Assets — 100.0%		$164,593,571

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$99,608,827

Gross unrealized appreciation	$11,417,168
Gross unrealized depreciation	(2,237,465)

Net unrealized appreciation	$9,179,703

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 31, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	11,027,847	14,766,585	[1]	—	25,794,432	$25,794,432	—	$26,409
BlackRock Cash Funds: Prime, SL Agency Shares	1,709,851	1,938,875	[1]	—	3,647,726	$43,647,726	—	$3,795
iShares Cohen & Steers Realty Majors Index Fund	67,805	21,229		—	89,034	$6,455,855	—	$82,683
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	211,207	73,767		—	284,974	$8,945,334	—	$240,700
iShares MSCI Canada Index Fund	85,268	36,691		—	121,959	$3,862,441	—	$24,252
iShares MSCI EAFE Index Fund	326,243	132,993		—	459,236	$27,618,453	—	$510,584
iShares MSCI EAFE Small Cap Index Fund	62,233	26,849		—	89,082	$3,886,648	—	$47,746
iShares MSCI Emerging Markets Index Fund	160,758	68,743		—	229,501	$10,924,248	—	$103,943
iShares S&P MidCap 400 Index Fund	86,290	40,137		—	126,427	$12,351,918	—	$52,810
iShares S&P SmallCap 600 Index Fund	47,346	24,960		—	72,306	$5,301,475	—	$17,733

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

177 See Notes to Financial Statements.

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2011

(Unaudited)

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	—	$84,967,011	—	$84,967,011
Exchange Traded Funds	$79,346,372	—	—	79,346,372
Money Market Funds	29,442,158	—	—	29,442,158

Total	$108,788,530	$84,967,011	—	$193,755,541

178	See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks	Shares	Value
Consumer Discretionary — 11.1%
Auto Components — 0.0%
Autoliv, Inc. (a)	14	$1,098
Lear Corp.	10,734	574,055

		575,153
Automobiles — 0.4%
General Motors Co. (b)	338,249	10,269,240
Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A (b)	93,058	4,064,774
Hillenbrand, Inc. (a)	41,502	981,522

		5,046,296
Hotels, Restaurants & Leisure — 1.9%
McDonald’s Corp.	441,514	37,228,460
Panera Bread Co., Class A (b)	9,704	1,219,405
Penn National Gaming, Inc. (b)	111,290	4,489,438
Wynn Resorts Ltd.	34,079	4,891,700

		47,829,003
Household Durables — 0.7%
Harman International Industries, Inc.	11	501
NVR, Inc. (b)	18,886	13,701,415
Whirlpool Corp. (a)	54,125	4,401,445

		18,103,361
Internet & Catalog Retail — 0.9%
Amazon.com, Inc. (b)	11,628	2,377,810
priceline.com, Inc. (a)(b)	42,381	21,696,105

		24,073,915
Leisure Equipment & Products — 0.2%
Polaris Industries, Inc.	42,927	4,772,195
Media — 3.2%
Cablevision Systems Corp. (a)	64,928	2,351,043
Comcast Corp., Class A	171,601	4,348,369
DIRECTV, Class A (b)	213,268	10,838,280
Discovery Communications, Inc. (b)	210,186	8,609,219
Liberty Media Corp. — Starz (b)	37,118	2,792,758
Pandora Media, Inc. (a)(b)	20,241	382,757
Scripps Networks Interactive, Inc., Class A (a)	113,859	5,565,428
Time Warner Cable, Inc. (a)	156,522	12,214,977
Time Warner, Inc.	570,308	20,742,102
Viacom, Inc., Class B	291,077	14,844,927
The Washington Post Co., Class B	410	171,769

		82,861,629
Multiline Retail — 0.4%
Big Lots, Inc. (b)	60,404	2,002,393
Family Dollar Stores, Inc.	27,739	1,457,962
Sears Holdings Corp. (a)(b)	12,237	874,211
Target Corp.	148,775	6,979,035

		11,313,601
Specialty Retail — 1.7%
Advance Auto Parts, Inc. (a)	17,187	1,005,268
Aeropostale, Inc. (a)(b)	171,452	3,000,410
AutoZone, Inc. (b)	53,240	15,697,814
Bed Bath & Beyond, Inc. (b)	86,967	5,076,264
PetSmart, Inc.	21,038	954,494
Ross Stores, Inc. (a)	43,934	3,519,992
Signet Jewelers Ltd. (b)	30,327	1,419,607

Common Stocks	Shares	Value
Consumer Discretionary (concluded)
Specialty Retail (concluded)
Staples, Inc. (a)	804,979	$12,718,668

		43,392,517
Textiles, Apparel & Luxury Goods — 1.5%
Coach, Inc. (a)	113,807	7,275,681
Deckers Outdoor Corp. (a)(b)	64,232	5,661,408
NIKE, Inc., Class B	296,874	26,712,723

		39,649,812
Total Consumer Discretionary		287,886,722
Consumer Staples — 10.8%
Beverages — 2.7%
Brown-Forman Corp., Class B	3,543	264,627
The Coca-Cola Co.	638,888	42,990,774
Hansen Natural Corp. (b)	310,236	25,113,604

		68,369,005
Food & Staples Retailing — 1.6%
BJ’s Wholesale Club, Inc. (b)	21,791	1,097,177
Costco Wholesale Corp. (a)	341,517	27,744,841
The Kroger Co. (a)	464,029	11,507,919

		40,349,937
Food Products — 0.6%
The Hershey Co.	91,220	5,185,857
The J.M. Smucker Co.	23,184	1,772,185
Tyson Foods, Inc., Class A (a)	474,170	9,208,382

		16,166,424
Household Products — 0.5%
Colgate-Palmolive Co.	19,316	1,688,411
The Procter & Gamble Co.	184,996	11,760,196

		13,448,607
Personal Products — 3.1%
The Estee Lauder Cos., Inc., Class A (a)	261,380	27,494,562
Herbalife Ltd.	436,482	25,158,822
Mead Johnson Nutrition Co. (a)	416,072	28,105,664

		80,759,048
Tobacco — 2.3%
Lorillard, Inc.	84,261	9,173,495
Philip Morris International, Inc.	744,856	49,734,035

		58,907,530
Total Consumer Staples		278,000,551
Energy — 11.5%
Energy Equipment & Services — 1.3%
Baker Hughes, Inc.	21,909	1,589,717
Core Laboratories N.V. (a)	20,829	2,323,267
Dresser-Rand Group, Inc. (a)(b)	68,728	3,694,130
Halliburton Co.	32,123	1,638,273
McDermott International, Inc. (b)	19,284	382,016
National Oilwell Varco, Inc.	186,035	14,549,797
Oceaneering International, Inc. (a)	18,744	759,132
SEACOR Holdings, Inc.	94,814	9,477,607

		34,413,939
Oil, Gas & Consumable Fuels — 10.2%
Alpha Natural Resources, Inc. (b)	131,542	5,977,269
Anadarko Petroleum Corp. (a)	288,533	22,147,793

179 See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks	Shares	Value
Energy (concluded)
Oil, Gas & Consumable Fuels (concluded)
Apache Corp.	11,848	$1,461,925
Arch Coal, Inc.	87,332	2,328,271
Chevron Corp.	241,007	24,785,160
ConocoPhillips	629,110	47,302,781
Devon Energy Corp.	95,467	7,523,754
Energy Partners Ltd. (b)	115,620	1,712,332
Exxon Mobil Corp.	1,334,566	108,606,981
Hess Corp.	88,454	6,612,821
Marathon Oil Corp.	203,271	10,708,316
Noble Energy, Inc.	104,012	9,322,596
Peabody Energy Corp.	31,511	1,856,313
Solazyme, Inc. (b)	5,702	130,975
Whiting Petroleum Corp. (b)	165,258	9,404,833
The Williams Cos., Inc.	119,265	3,607,766

		263,489,886
Total Energy		297,903,825
Financials — 15.9%
Capital Markets — 2.2%
Ameriprise Financial, Inc.	190,224	10,972,120
The Goldman Sachs Group, Inc.	238,303	31,715,746
Morgan Stanley	83,055	1,911,096
T Rowe Price Group, Inc.	215,004	12,973,342

		57,572,304
Commercial Banks — 2.7%
BOK Financial Corp. (a)	9,879	541,073
City National Corp.	241,425	13,097,306
Commerce Bancshares, Inc. (a)	75,606	3,251,058
Cullen/Frost Bankers, Inc. (a)	33,159	1,885,089
First Citizens Bancshares, Inc., Class A	904	169,247
Huntington Bancshares, Inc.	115,193	755,666
M&T Bank Corp. (a)	226,278	19,901,150
Marshall & Ilsley Corp.	2,585	20,603
SVB Financial Group (b)	28,833	1,721,618
SunTrust Banks, Inc.	438,173	11,304,863
U.S. Bancorp	348,364	8,886,766
Wells Fargo & Co.	300,408	8,429,449

		69,963,888
Consumer Finance — 1.0%
Capital One Financial Corp. (a)	513,885	26,552,438
Diversified Financial Services — 5.0%
Bank of America Corp.	2,853,808	31,277,736
CME Group, Inc. (a)	67,262	19,612,926
Citigroup, Inc.	70,362	2,929,874
JPMorgan Chase & Co.	1,447,836	59,274,406
The NASDAQ OMX Group, Inc. (b)	622,257	15,743,102
NYSE Euronext	36,939	1,265,899

		130,103,943
Insurance — 4.1%
ACE Ltd.	445,277	29,308,132
Allied World Assurance Co. Holdings Ltd.	208,978	12,032,953
Aspen Insurance Holdings Ltd.	226,229	5,820,872
Assurant, Inc.	148,942	5,402,126
Axis Capital Holdings Ltd.	218,604	6,767,980
Berkshire Hathaway, Inc., Class B (b)	34,324	2,656,334
Chubb Corp.	161,294	10,098,617
Endurance Specialty Holdings Ltd. (a)	53,219	2,199,541

Common Stocks	Shares	Value
Financials (concluded)
Insurance (concluded)
Everest Re Group Ltd.	5	$409
The Hanover Insurance Group, Inc.	111,488	4,204,213
Transatlantic Holdings, Inc.	28,708	1,406,979
The Travelers Cos., Inc.	392,709	22,926,352
White Mountains Insurance Group Ltd.	1	420
XL Group Plc	68,357	1,502,487

		104,327,415
Real Estate Investment Trusts (REITs) — 0.8%
Public Storage	26,230	2,990,482
Rayonier, Inc. (a)	186,914	12,214,830
Ventas, Inc.	33,744	1,778,646
Vornado Realty Trust	43,136	4,019,413

		21,003,371
Real Estate Management & Development — 0.1%
The Howard Hughes Corp. (b)	9,185	597,392
Jones Lang LaSalle, Inc. (a)	12,440	1,173,092

		1,770,484
Total Financials		411,293,843
Health Care — 11.8%
Biotechnology — 2.1%
Alexion Pharmaceuticals, Inc. (b)	108,228	5,089,963
Amgen, Inc. (b)	369,495	21,560,033
Biogen Idec, Inc. (b)	77,077	8,241,073
Celgene Corp. (b)	205,970	12,424,110
Cephalon, Inc. (b)	15,708	1,255,069
United Therapeutics Corp. (b)	124,659	6,868,711

		55,438,959
Health Care Equipment & Supplies — 1.8%
CareFusion Corp. (b)	362,155	9,839,751
Intuitive Surgical, Inc. (b)	72,501	26,978,347
St. Jude Medical, Inc. (a)	23,958	1,142,318
Stryker Corp.	146,282	8,585,291

		46,545,707
Health Care Providers & Services — 2.2%
AMERIGROUP Corp. (b)	24,726	1,742,441
Cardinal Health, Inc.	70,271	3,191,709
Express Scripts, Inc. (a)(b)	183,161	9,887,031
Humana, Inc. (a)	35,288	2,842,095
Medco Health Solutions, Inc. (b)	408,248	23,074,177
Quest Diagnostics, Inc. (a)	57,191	3,379,988
WellPoint, Inc.	175,200	13,800,504

		57,917,945
Life Sciences Tools & Services — 0.7%
Mettler-Toledo International, Inc. (b)	9,679	1,632,557
PerkinElmer, Inc. (a)	36,928	993,732
Thermo Fisher Scientific, Inc. (b)	230,324	14,830,562
Waters Corp. (b)	9,813	939,497

		18,396,348
Pharmaceuticals — 5.0%
Abbott Laboratories	125,239	6,590,076
Allergan, Inc. (a)	247,491	20,603,626
Bristol-Myers Squibb Co.	1,150,621	33,321,984
Johnson & Johnson (a)	192,476	12,803,504
Medicis Pharmaceutical Corp., Class A (a)	56,347	2,150,765

180	See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks	Shares	Value
Health Care (concluded)
Pharmaceuticals (concluded)
Merck & Co., Inc.	833,125	$29,400,981
Pfizer, Inc.	453,031	9,332,439
Warner Chilcott PLC, Class A	575,239	13,880,517

		128,083,892
Total Health Care		306,382,851
Industrials — 9.2%
Aerospace & Defense — 2.2%
Alliant Techsystems, Inc.	138,830	9,902,744
General Dynamics Corp.	218,624	16,291,860
Huntington Ingalls Industries, Inc. (b)	54,508	1,880,526
Lockheed Martin Corp.	2,267	183,559
Northrop Grumman Corp. (a)	428,290	29,701,912

		57,960,601
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc. (a)	180,383	14,221,396
Expeditors International of Washington, Inc. (a)	24,453	1,251,749

		15,473,145
Airlines — 0.1%
Copa Holdings SA (a)	19,599	1,308,037
Construction & Engineering — 0.2%
Jacobs Engineering Group, Inc. (b)	8,788	380,081
URS Corp. (b)	117,285	5,247,331

		5,627,412
Electrical Equipment — 0.5%
Emerson Electric Co.	209,552	11,787,300
Industrial Conglomerates — 1.1%
General Electric Co.	1,134,752	21,401,423
Tyco International Ltd.	161,526	7,984,230

		29,385,653
Machinery — 3.1%
AGCO Corp. (b)	181,947	8,980,904
Caterpillar, Inc.	266,624	28,384,791
Cummins, Inc.	286,131	29,611,697
Donaldson Co., Inc.	14,833	900,066
Eaton Corp.	61,478	3,163,043
Harsco Corp. (a)	77,213	2,517,144
Parker Hannifin Corp.	59,017	5,296,186
Timken Co.	7,093	357,487

		79,211,318
Professional Services — 0.6%
Manpower, Inc.	259,168	13,904,363
Verisk Analytics, Inc., Class A (b)	26,700	924,354

		14,828,717
Road & Rail — 0.3%
Union Pacific Corp.	79,557	8,305,751
Trading Companies & Distributors — 0.5%
W.W. Grainger, Inc. (a)	35,614	5,472,091
WESCO International, Inc. (a)(b)	142,944	7,731,841

		13,203,932
Total Industrials		237,091,866

Common Stocks	Shares	Value
Information Technology — 17.8%
Communications Equipment — 2.1%
ADTRAN, Inc. (a)	29,714	$1,150,229
Cisco Systems, Inc.	2,008,352	31,350,375
F5 Networks, Inc. (b)	31,410	3,462,952
Harris Corp. (a)	49,561	2,233,219
QUALCOMM, Inc.	276,586	15,707,319

		53,904,094
Computers & Peripherals — 4.4%
Apple, Inc. (b)	267,271	89,714,856
International Business Machines Corp. (a)	100,987	17,324,320
NetApp, Inc. (b)	156,560	8,263,237

		115,302,413
Electronic Equipment, Instruments & Components — 0.1%
Agilent Technologies, Inc. (b)	35,088	1,793,348
Corning, Inc.	18,121	328,896

		2,122,244
Internet Software & Services — 2.6%
AOL, Inc. (b)	16,171	321,156
The Active Network, Inc. (a)(b)	90,580	1,594,208
Akamai Technologies, Inc. (b)	205,910	6,479,988
Google, Inc., Class A (b)	82,285	41,667,478
IAC/InterActiveCorp (b)	421,753	16,098,312

		66,161,142
IT Services — 1.9%
Accenture Plc, Class A	178,611	10,791,676
Amdocs Ltd. (b)	139,589	4,242,110
Broadridge Financial Solutions, Inc.	175,732	4,229,869
Cognizant Technology Solutions Corp., Class A (b)	239,414	17,558,623
Computer Sciences Corp. (a)	339,922	12,903,439

		49,725,717
Office Electronics — 0.2%
Xerox Corp.	469,613	4,888,671
Semiconductors & Semiconductor Equipment — 2.2%
Altera Corp.	614,762	28,494,219
Analog Devices, Inc.	43,683	1,709,753
Avago Technologies Ltd.	209,520	7,961,760
Intel Corp. (a)	635,905	14,091,655
KLA-Tencor Corp. (a)	95,984	3,885,432
Lam Research Corp. (b)	27,195	1,204,194

		57,347,013
Software — 4.3%
Autodesk, Inc. (b)	196,234	7,574,633
Intuit, Inc. (b)	371,578	19,270,035
MICROS Systems, Inc. (b)	114,865	5,709,939
Microsoft Corp.	550,991	14,325,766
Oracle Corp.	1,540,211	50,688,344
VMware, Inc., Class A (b)	139,904	14,022,578

		111,591,295
Total Information Technology		461,042,589
Materials — 3.2%
Chemicals — 1.2%
Airgas, Inc.	22	1,541
Albemarle Corp.	33,641	2,327,957

181 See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Common Stocks	Shares	Value
Materials (concluded)
Chemicals (concluded)
CF Industries Holdings, Inc.	3,101	$439,319
Cabot Corp.	8,922	355,720
LyondellBasell Industries NV, Class A	355,486	13,693,321
The Mosaic Co.	180,854	12,249,241

		29,067,099
Containers & Packaging — 1.0%
Ball Corp. (a)	557,639	21,446,796
Crown Holdings, Inc. (b)	100,014	3,882,543
Owens-Illinois, Inc. (b)	40,549	1,046,570

		26,375,909
Metals & Mining — 1.0%
Alcoa, Inc.	266,017	4,219,030
Newmont Mining Corp.	102,998	5,558,802
Southern Copper Corp.	422,127	13,875,315
Walter Energy, Inc. (a)	21,964	2,543,431

		26,196,578
Total Materials		81,639,586
Telecommunication Services — 2.3%
Diversified Telecommunication Services — 2.3%
AT&T, Inc. (a)	429,614	13,494,176
Verizon Communications, Inc. (a)	1,263,840	47,052,763

		60,546,939
Total Telecommunication Services		60,546,939
Utilities — 3.1%
Electric Utilities — 1.1%
American Electric Power Co., Inc.	1	38
Entergy Corp. (a)	24,234	1,654,697
IDACORP, Inc. (a)	56,678	2,238,781
ITC Holdings Corp. (a)	25,483	1,828,915
Northeast Utilities (a)	268,894	9,457,002
Pepco Holdings, Inc. (a)	157,587	3,093,433
Pinnacle West Capital Corp. (a)	213,479	9,516,894

		27,789,760
Gas Utilities — 0.9%
Atmos Energy Corp. (a)	23,806	791,550
EQT Corp.	19,007	998,248
Energen Corp.	47,053	2,658,494
National Fuel Gas Co.	4,070	296,296
Nicor, Inc.	9,045	495,123
Oneok, Inc. (a)	192,452	14,243,373
UGI Corp.	112,332	3,582,267

		23,065,351

Common Stocks	Shares	Value
Utilities (concluded)
Independent Power Producers & Energy Traders — 0.3%
Constellation Energy Group, Inc. (a)	241,307	$9,160,014
Multi-Utilities — 0.8%
CMS Energy Corp.	332,828	6,553,383
DTE Energy Co.	84,039	4,203,631
NiSource, Inc. (a)	141,131	2,857,903
OGE Energy Corp. (a)	22,195	1,116,852
Sempra Energy (a)	72,230	3,819,522
Wisconsin Energy Corp. (a)	40,039	1,255,223

		19,806,514
Total Utilities		79,821,639
Rights
Health Care — 0.0%
Sanofi (b)	21	50,135
Total Long-Term Investments (Cost — $2,244,899,434) — 96.7%		2,501,660,546
Short-Term Securities
Money Market Funds — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)(d)(e)	209,039,492	209,039,492
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (c)(d)(e)	24,160,506	24,160,506

		233,199,998

	Par (000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bill, 0.02%, 9/22/11 (f)(g)	$5,722	5,721,668
Total Short-Term Securities (Cost — $238,921,800) — 9.2%		238,921,666
Total Investments (Cost — $2,483,821,234*) — 105.9%		2,740,582,212
Liabilities in Excess of Other Assets — (5.9)%		(152,699,094)

Net Assets — 100.0%		$2,587,883,118

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,579,905,817

Gross unrealized appreciation	$291,956,814
Gross unrealized depreciation	(131,280,419)

Net unrealized appreciation	$160,676,395

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a) (3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at June 30, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	259,245,739	(50,206,247)	209,039,492	$788,125
BlackRock Cash Funds: Prime, SL Agency Shares	34,372,877	(10,212,371)	24,160,506	$109,489

182	See Notes to Financial Statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2011

(Unaudited)

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	Rate shown is the yield to maturity as of the date of purchase.

(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
802	S&P 500 INDEX	Chicago	September 2011	$52,751,550	$1,627,015

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1] :
Common Stocks	$2,501,610,411	—	—	$2,501,610,411
Rights	50,135	—	—	50,135
Short-Term Securities:
Money Market Funds	233,199,998	—	—	233,199,998
U.S. Treasury Obligations	—	$5,721,668	—	5,721,668

Total	$2,734,860,544	$5,721,668	—	$2,740,582,212

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest Rate Contracts	$1,627,015	—	—	$1,627,015

[1]	See above Schedule of Investments for values in each sector and industry.

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
183 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Asset-Backed Securities	Par (000)	Value
ACE Securities Corp., Series 2005-AG1, Class A2D, 0.55%, 8/25/35 (a)	$4,192	$3,758,477
AH Mortgage Advance Trust, Series SART-1, Class A1, 2.63%, 5/10/42 (b)	7,400	7,418,500
Access Group, Inc.:
1.22%, 9/25/37 (a)	4,000	3,760,000
Series 2004-A, Class A2, 0.53%, 4/25/29 (a)	4,714	4,509,903
Accredited Mortgage Loan Trust, Series 2005-3, Class A2D, 0.56%, 9/25/35 (a)	3,300	2,986,510
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 5.15%, 3/25/58 (a)(b)	6,276	6,462,542
AmeriCredit Automobile Receivables Trust:
Series 2006-RM, Class A3, 5.53%, 1/06/14	4,114	4,117,685
Series 2007-CM, Class A4A, 5.55%, 4/07/14	4,463	4,577,652
Series 2011-1, Class D, 4.26%, 2/08/17	700	703,383
Ameriquest Mortgage Securities, Inc.:
Series 2005-R6, Class A2, 0.39%, 8/25/35 (a)	821	780,884
Series 2005-R9, Class AF6, 5.21%, 11/25/35	5,090	5,220,873
Series 2006-R1, Class A2C, 0.38%, 3/25/36 (a)	1,773	1,755,539
Asset Backed Funding Corp. Certificates:
Series 2005-HE2, Class M1, 0.67%, 6/25/35 (a)	446	439,286
Series 2005-OPT1, Class A1SS, 0.43%, 7/25/35 (a)	1,029	985,939
Series 2006-HE1, Class A2A,
0.25%, 1/25/37 (a)	107	107,092
Series 2006-OPT2, Class A3B, 0.30%, 10/25/36 (a)	226	225,083
Bank of America Credit Card Trust, Series 2007-C1, Class C1, 0.48%, 6/16/14 (a)	2,300	2,295,910
BNC Mortgage Loan Trust, Series 2007-4, Class A3A, 0.44%, 11/25/37 (a)	2,518	2,450,341
Bear Stearns Asset Backed Securities Trust:
Series 2005-HE12, Class 1A3, 0.58%, 12/25/35 (a)	2,898	2,473,510
Series 2005-HE9, Class M1, 0.70%, 10/25/35 (a)	541	492,046
Series 2007-HE3, Class 1A1, 0.31%, 4/25/37 (a)	3,834	3,729,568
Capital One Auto Finance Trust:
Series 2007-A, Class A4, 0.21%, 11/15/13 (a)	771	768,332
Series 2007-B, Class A4, 0.22%, 4/15/14 (a)	2,764	2,758,413

Asset-Backed Securities	Par (000)	Value
Capital One Multi-Asset Execution Trust:
Series 2006-C2, Class C, 0.49%, 6/16/14 (a)	$6,365	$6,359,317
Series 2007-C2, Class C2, 0.49%, 11/17/14 (a)	3,200	3,187,376
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1, 0.31%, 2/25/37 (a)	1,337	1,273,630
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4, 4.40%, 2/25/30	552	549,417
Chesapeake Funding LLC, Series 2009-1, Class A, 2.19%, 12/15/20 (a)(b)	8,791	8,829,735
Citibank Credit Card Issuance Trust:
Series 2002-C2, Class C2, 6.95%, 2/18/14	6,000	6,216,487
Series 2004-C1, Class C1, 0.84%, 7/15/13 (a)	3,700	3,699,771
Series 2008-C6, Class C6, 6.30%, 6/20/14	2,200	2,307,476
Citigroup Mortgage Loan Trust, Inc.:
Series 2005-SHL1, Class A, 0.64%, 7/25/44 (a)(b)	2,018	1,769,376
Series 2007-WFH4, Class A2A, 1.09%, 7/25/37 (a)	296	290,598
Countrywide Asset-Backed Certificates:
Series 2004-AB2, Class A3, 0.60%, 5/25/36 (a)	1,884	1,763,112
Series 2005-3, Class MV2, 0.64%, 8/25/35 (a)	3,000	2,747,658
Series 2005-4, Class MV1, 0.65%, 10/25/35 (a)	5,405	5,248,912
Series 2005-AB1, Class A3, 0.49%, 8/25/35 (a)	2,500	2,182,252
Series 2006-15, Class A2, 5.68%, 10/25/46 (a)	3,487	3,404,381
Series 2006-20, Class 2A2, 0.31%, 4/25/47 (a)	3,693	3,507,466
Series 2006-22, Class 2A2, 0.30%, 5/25/47 (a)	4,583	4,405,825
Series 2006-25, Class 2A1, 0.26%, 6/25/47 (a)	287	284,551
Series 2006-25, Class 2A2, 0.31%, 6/25/47 (a)	5,500	4,890,748
Series 2007-10, Class 2A1, 0.24%, 6/25/47 (a)	1,499	1,437,775
Series 2007-4, Class A1B, 5.81%, 9/25/37	850	839,427
Series 2007-5, Class 2A1, 0.29%, 9/25/47 (a)	1,409	1,387,576
Series 2007-6, Class 2A1, 0.29%, 9/25/37 (a)	1,948	1,913,857
Series 2007-7, Class 2A1, 0.27%, 10/25/47 (a)	168	165,535
Series 2007-8, Class 2A1, 0.25%, 11/25/37 (a)	2,543	2,457,020

184	See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Asset-Backed Securities	Par (000)	Value
Credit-Based Asset Servicing & Securitization LLC, Series 2007-SP2, Class A1, 0.34%, 3/25/46 (a)(b)	$323	$321,766
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2004-FF10, Class A3,
0.73%, 9/25/34 (a)	291	275,642
Series 2005-FF10, Class A4, 0.51% . 11/25/35 (a)	2,151	1,776,874
Series 2005-FF4, Class M1, 0.62%, 5/25/35 (a)	2,258	1,703,613
GE-WMC Mortgage Securities LLC, Series 2005-1, Class A2C, 0.55%, 10/25/35 (a)	1,931	1,745,319
GMAC Mortgage Corp. Loan Trust, Series 2006-HLTV, Class A3, 5.59%, 10/25/29	502	492,431
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A, 3.72%, 3/15/23 (b)	5,900	5,944,250
GSAA Home Equity Trust, Series 2005-12, Class AF3W, 5.00%, 9/25/35 (a)	5,369	5,032,344
GSAMP Trust, Series 2007-HE2, Class A2A, 0.31%, 3/25/47 (a)	960	921,542
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3, 0.38%, 12/25/35 (a)	4,460	3,689,772
Helios Finance LP, Series 2007-S1, Class B1, 0.89%, 10/20/14 (a)(b)	1,934	1,925,714
Home Equity Asset Trust:
Series 2005-2, Class M2, 0.67%, 7/25/35 (a)	4,200	3,916,294
Series 2006-1, Class 2A4, 0.52%, 4/25/36 (a)	4,200	3,577,232
IndyMac Residential Asset Backed Trust, Series 2007-A, Class 2A1, 0.32%, 4/25/47 (a)	1,283	1,269,734
JPMorgan Mortgage Acquisition Corp.:
Series 2006-CH1, Class A3, 0.29%, 7/25/36 (a)	5,218	5,090,998
Series 2007-CH5, Class A2, 0.24%, 5/25/37 (a)	6,370	6,128,085
Keycorp Student Loan Trust:
Series 2004-A, Class 2A2, 0.57%, 10/28/41 (a)	4,978	4,702,587
Series 2006-A, Class 2A2, 0.33%, 6/27/25 (a)	1,834	1,807,147
Lehman XS Trust:
Series 2005-5N, Class 3A3B, 0.58%, 11/25/35 (a)	615	591,391
Series 2006-GP4, Class 3A1A, 0.26%, 8/25/46 (a)	0	111

Asset-Backed Securities	Par (000)	Value
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 0.74%, 6/25/35 (a)	$1,853	$1,625,303
MASTR Asset Backed Securities Trust:
Series 2006-AB1, Class A2, 0.42%, 2/25/36 (a)	3,672	3,157,275
Series 2006-AM1, Class A2, 0.32%, 1/25/36 (a)	105	104,436
Series 2007-HE1, Class A1, 0.27%, 5/25/37 (a)	1,583	1,513,453
Morgan Stanley Capital, Inc., Series 2006, Class A3, 0.38%, 12/25/35 (a)	1,545	1,519,530
Morgan Stanley Home Equity Loan Trust:
Series 2005-1, Class M2, 0.66%, 12/25/34 (a)	4,711	4,331,732
Series 2006-1, Class A2B, 0.39%, 12/25/35 (a)	696	681,373
National Collegiate Student Loan Trust, Series 2005-1, Class A3, 0.33%, 10/26/26 (a)	5,531	5,374,976
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV2, 0.32%, 9/25/36 (a)	3,690	3,568,537
New Century Home Equity Loan Trust:
Series 2005-3, Class A2D, 0.57%, 7/25/35 (a)	6,586	6,382,192
Series 2005-3, Class M1, 0.67%, 7/25/35 (a)	9,200	7,985,536
Series 2005-3, Class M2, 0.68%, 7/25/35 (a)	1,500	1,162,118
Park Place Securities, Inc.:
Series 2004-MHQ1, Class M1, 0.89%, 12/25/34 (a)	2,587	2,482,016
Series 2005-WCW3, Class A2C,
0.57%, 8/25/35 (a)	8,000	7,322,345
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC3, Class M1,
0.64%, 8/25/35 (a)	4,273	4,185,820
Series 2005-RS6, Class M1,
0.69%, 6/25/35 (a)	4,300	3,501,473
Series 2005-RS8, Class A2,
0.48%, 10/25/33 (a)	2,628	2,544,295
Residential Asset Securities Corp.:
Series 2005-AHL1, Class A2,
0.46%, 7/25/35 (a)	627	619,230
Series 2005-AHL2, Class A2, 0.45%, 10/25/35 (a)	688	654,487
Series 2005-EMX3, Class M1, 0.62%, 9/25/35 (a)	1,000	926,922
Series 2006-KS1, Class A3, 0.41%, 2/25/36 (a)	1,184	1,087,176
Series 2006-KS4, Class AI3, 0.34%, 6/25/36 (a)	6,970	6,307,985
Series 2006-KS7, Class A2, 0.29%, 9/25/36 (a)	133	132,221
Series 2007-KS3, Class AI1, 0.30%, 4/25/37 (a)	1,238	1,222,025

185 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Asset-Backed Securities	Par (000)	Value
Series 2007-KS4, Class A1, 0.29%, 5/25/37 (a)	$425	$417,356
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3A, 0.24%, 10/25/36 (a)	499	493,272
SLC Student Loan Trust:
Series 2006-A, Class A4,
0.40%, 1/15/19 (a)	8,266	8,085,824
Series 2010-B, Class A2, 3.69%, 7/15/42 (a)(b)	4,069	4,273,614
SLM Student Loan Trust:
Series 2002-A, Class A2,
0.80%, 12/16/30 (a)	5,507	5,243,295
Series 2009-C, Class A, 4.50%, 11/16/43 (a)(b)	6,076	5,854,750
Series 2009-D, Class A, 3.50%, 8/17/43 (a)(b)	2,792	2,797,549
Series 2010-A, Class 2A, 3.44%, 5/16/44 (a)(b)	4,747	4,995,176
Santander Drive Auto Receivables Trust:
Series 2010-2, Class A2,
0.95%, 8/15/13	933	934,306
Series 2010-B, Class C, 3.02%, 10/17/16 (b)	2,500	2,556,053
Saxon Asset Securities Trust, Series 2005-4, Class A1A, 0.42%, 11/25/37 (a)	2,480	2,232,170
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR5, Class A1A,
0.48%, 8/25/35 (a)	666	661,283
Series 2006-OP1, Class A2C, 0.49%, 10/25/35 (a)	3,533	3,049,952
Soundview Home Equity Loan Trust:
Series 2005-OPT4, Class 2A3,
0.45%, 12/25/35 (a)	7,304	6,491,922
Series 2006-EQ1, Class A2, 0.30%, 10/25/36 (a)	3,646	3,565,422
Series 2007-1, Class 2A1, 0.28%, 3/25/37 (a)	2,224	2,134,555
Series 2007-OPT5, Class 2A1, 0.99%, 10/25/37 (a)	84	83,660
Specialty Underwriting & Residential Finance:
Series 2005-BC3, Class M2,
0.69%, 6/25/36 (a)	2,600	1,829,433
Series 2006-BC3, Class A2B, 0.28%, 6/25/37 (a)	1,195	1,147,778
Structured Asset Investment Loan Trust:
Series 2005-1, Class A5,
0.54%, 2/25/35 (a)(b)	1,439	1,420,088
Series 2005-11, Class A6, 0.41%, 1/25/36 (a)	4,522	4,156,011
Series 2005-2, Class M1, 0.86%, 3/25/35 (a)	4,500	3,906,778
Series 2005-6, Class M1, 0.67%, 7/25/35 (a)	3,900	2,919,524
Structured Asset Securities Corp.:
Series 2006-BC5, Class A2,
0.24%, 12/25/36 (a)	2,007	1,954,442

Asset-Backed Securities	Par (000)	Value
Series 2006-OPT1, Class A4, 0.35%, 4/25/36 (a)	$3,193	$2,921,929
Terwin Mortgage Trust:
Series 2005-12AL, Class AF2, 4.65%, 7/25/36 (a)	649	649,364
Series 2005-14HE, Class AF2, 4.85%, 8/25/36	4,124	4,074,185
Wachovia Auto Loan Owner Trust, Series 2007-1, Class D, 5.65%, 2/20/13	2,600	2,606,577
Wheels SPV LLC, Series 2009-1, Class A, 1.74%, 3/15/18 (a)(b)	5,905	5,936,396
Total Asset-Backed Securities — 14.8%		340,594,712
Corporate Bonds
Aerospace & Defense — 0.3%
BE Aerospace, Inc., 6.88%, 10/01/20	1,900	1,990,250
L-3 Communications Corp., Series B, 6.38%, 10/15/15	4,843	4,976,183

		6,966,433
Air Freight & Logistics — 0.1%
FedEx Corp., 8.00%, 1/15/19	600	754,009
United Parcel Service, Inc., 4.88%, 11/15/40	400	382,891

		1,136,900
Auto Components — 0.0%
Cooper US, Inc.:
2.38%, 1/15/16	350	351,602
3.88%, 12/15/20	300	300,372

		651,974
Automobiles — 0.1%
DaimlerChrysler North America Holding Corp., 8.50%, 1/18/31	1,000	1,352,136
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 6.38%, 1/15/40	1,400	1,593,217
Bottling Group LLC, 5.13%, 1/15/19	1,100	1,218,268
Diageo Finance BV, 3.25%, 1/15/15	2,000	2,090,446
Dr Pepper Snapple Group, Inc.:
2.35%, 12/21/12	1,000	1,019,728
2.90%, 1/15/16	1,250	1,264,947
PepsiCo, Inc.:
5.50%, 1/15/40	2,000	2,113,620
4.88%, 11/01/40	1,000	955,789

		10,256,015
Biotechnology — 0.5%
Amgen, Inc.:
2.30%, 6/15/16	800	793,086
6.40%, 2/01/39	900	1,003,343

186	See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds	Par (000)	Value
Biotechnology (concluded)
Biogen Idec, Inc., 6.88%, 3/01/18	$3,500	$4,087,338
Celgene Corp., 3.95%, 10/15/20	4,000	3,861,248
Genentech, Inc., 4.75%, 7/15/15	625	688,906

		10,433,921
Building Products — 0.0%
CRH America, Inc., 6.00%, 9/30/16	800	878,135
Capital Markets — 1.2%
The Bear Stearns Cos., Inc., 6.40%, 10/02/17	2,500	2,852,335
The Bear Stearns Cos., Inc./JPMorgan Chase & Co., 5.70%, 11/15/14	3,600	3,976,096
Credit Suisse First Boston USA, Inc.:
5.13%, 1/15/14	1,400	1,518,014
4.88%, 1/15/15	900	970,520
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	1,500	1,616,810
6.15%, 4/01/18	1,500	1,632,514
7.50%, 2/15/19	1,200	1,396,252
6.75%, 10/01/37	1,650	1,649,972
6.25%, 2/01/41	950	957,762
Merrill Lynch & Co., Inc., 6.88%, 4/25/18	2,350	2,600,082
Morgan Stanley:
6.00%, 4/28/15	1,400	1,517,694
6.25%, 8/28/17	1,500	1,622,146
5.63%, 9/23/19	2,000	2,052,298
5.75%, 1/25/21	1,500	1,517,744
Series F, 5.95%, 12/28/17	850	913,790

		26,794,029
Chemicals — 0.5%
Eastman Chemical Co.:
3.00%, 12/15/15	2,300	2,334,652
5.50%, 11/15/19	3,016	3,233,113
Nalco Co., 6.63%, 1/15/19 (b)	3,500	3,587,500
PPG Industries, Inc., 6.65%, 3/15/18	2,200	2,585,154

		11,740,419
Commercial Banks — 1.6%
American Express Bank FSB, 5.55%, 10/17/12	1,800	1,899,050
Australia & New Zealand Banking Group Ltd., 2.40%, 1/11/13 (b)	2,800	2,846,914
BNP Paribas/BNP Paribas LLC, 2.13%, 12/21/12 (c)	4,000	4,040,836
Deutsche Bank AG/London, 2.38%, 1/11/13	3,500	3,550,673
HSBC Bank USA NA, 5.88%, 11/01/34	1,700	1,703,269

Corporate Bonds	Par (000)	Value
Commercial Banks (concluded)
HSBC Holdings Plc:
5.25%, 12/12/12	$3,000	$3,164,403
6.50%, 9/15/37	700	722,423
JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	800	889,018
The Royal Bank of Scotland Plc, 6.13%, 1/11/21	1,250	1,281,393
Wachovia Bank NA, 6.00%, 11/15/17	5,400	6,023,943
Wells Fargo & Co.:
5.25%, 10/23/12	7,700	8,124,208
4.60%, 4/01/21	3,300	3,318,322

		37,564,452
Communications Equipment — 0.3%
Motorola, Inc., 8.00%, 11/01/11	4,600	4,701,793
Omnicom Group, Inc., 4.45%, 8/15/20	2,700	2,678,346

		7,380,139
Consumer Finance — 0.6%
American Express Co., 8.13%, 5/20/19	4,800	6,085,378
American Express Credit Co., 2.75%, 9/15/15	2,600	2,599,225
Capital One Financial Corp., 7.38%, 5/23/14	1,600	1,826,936
Caterpillar Financial Services Corp., 7.05%, 10/01/18	3,000	3,662,946

		14,174,485
Containers & Packaging — 0.4%
Ball Corp., 5.75%, 5/15/21	2,900	2,907,250
Crown Americas LLC and Crown Americas Capital Corp. II, 7.63%, 5/15/17	3,900	4,177,875
Sealed Air Corp.:
7.88%, 6/15/17	840	908,978
6.88%, 7/15/33 (b)	2,000	1,761,382

		9,755,485
Diversified Financial Services — 1.7%
Associates Corp. of North America, 6.95%, 11/01/18	1,500	1,692,199
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,495,650
3.70%, 9/01/15 (c)	1,000	1,008,135
5.65%, 5/01/18	1,500	1,581,497
5.49%, 3/15/19	1,500	1,502,852
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,522,581
6.38%, 8/12/14	1,400	1,548,015
6.13%, 11/21/17	1,000	1,104,454
8.50%, 5/22/19	1,600	1,983,448
8.13%, 7/15/39	600	750,821
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	1,965,990

187 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
4.38%, 9/16/20 (c)	$4,000	$3,954,156
4.63%, 1/07/21	1,600	1,609,418
5.30%, 2/11/21 (c)	550	572,298
6.75%, 3/15/32	500	555,526
6.88%, 1/10/39	1,000	1,132,017
Genworth Global Funding Trusts, 5.75%, 5/15/13	1,000	1,048,244
JPMorgan Chase & Co.:
4.75%, 5/01/13	3,100	3,300,034
3.45%, 3/01/16	3,300	3,361,495
3.15%, 7/05/16	1,100	1,106,730
4.25%, 10/15/20 (c)	2,500	2,445,837
SLM Corp.:
6.25%, 1/25/16	300	311,250
8.00%, 3/25/20	950	1,020,114

		39,572,761
Diversified Telecommunication Services — 1.9%
AT&T, Inc.:
4.95%, 1/15/13	1,500	1,590,033
6.55%, 2/15/39	2,000	2,193,660
5.35%, 9/01/40	1,231	1,166,823
BellSouth Corp., 6.55%, 6/15/34	2,400	2,582,311
British Telecommunications Plc, 9.88%, 12/15/30	400	549,490
CenturyLink, Inc.:
6.15%, 9/15/19	100	100,576
7.60%, 9/15/39 (c)	900	865,692
Embarq Corp., 8.00%, 6/01/36	3,000	3,073,836
Frontier Communications Corp.:
7.88%, 4/15/15 (c)	900	976,500
8.25%, 4/15/17	5,050	5,491,875
Qwest Corp., 8.38%, 5/01/16	3,300	3,894,000
Telecom Italia Capital SA, 7.00%, 6/04/18	1,600	1,749,890
Telefonica Emisiones SAU, 5.86%, 2/04/13	3,600	3,817,606
Verizon Communications, Inc.:
8.75%, 11/01/18	2,000	2,602,210
6.90%, 4/15/38 (c)	900	1,032,437
8.95%, 3/01/39	500	705,832
7.35%, 4/01/39	1,700	2,042,528
Virgin Media Secured Finance Plc:
6.50%, 1/15/18	2,600	2,850,250
5.25%, 1/15/21 (b)	600	638,948
Windstream Corp., 7.88%, 11/01/17	5,650	5,996,062

		43,920,559
Electric Utilities — 1.4%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,089,409
5.88%, 2/01/33	3,500	3,633,343
Duke Energy Corp., 5.05%, 9/15/19	2,000	2,151,420

Corporate Bonds	Par (000)	Value
Electric Utilities (concluded)
FirstEnergy Solutions Corp., 6.05%, 8/15/21	$1,200	$1,291,259
Ipalco Enterprises, Inc., 5.00%, 5/01/18 (b)	850	830,326
MidAmerican Energy Holdings Co., 5.75%, 4/01/18	6,550	7,365,305
Northern States Power Co, 5.25%, 7/15/35	2,500	2,527,642
Oncor Electric Delivery Co. LLC, 5.95%, 9/01/13	2,750	2,999,326
Pacific Gas & Electric Co., 5.63%, 11/30/17	1,500	1,702,722
PacifiCorp, 5.50%, 1/15/19	1,300	1,460,811
Progress Energy, Inc.:
4.88%, 12/01/19	3,100	3,290,021
4.40%, 1/15/21 (c)	3,700	3,740,752
Southern Co., 4.15%, 5/15/14	900	964,116

		33,046,452
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc., 4.25%, 8/15/20	600	602,319
Tyco Electronics Group SA, 6.55%, 10/01/17	2,900	3,416,919

		4,019,238
Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc., 4.88%, 7/08/40	1,700	1,586,668
Food Products — 0.7%
General Mills, Inc., 5.65%, 2/15/19	1,400	1,580,724
HJ Heinz Finance Co., 7.13%, 8/01/39 (b)	1,400	1,662,307
Hershey Co. (The), 4.13%, 12/01/20	1,550	1,585,895
Kellogg Co.:
5.13%, 12/03/12	2,300	2,438,023
4.45%, 5/30/16	100	109,097
3.25%, 5/21/18 (c)	1,550	1,558,711
Series B, 7.45%, 4/01/31	100	126,264
Kraft Foods, Inc., 5.38%, 2/10/20	3,600	3,935,513
Mead Johnson Nutrition Co., 4.90%, 11/01/19	2,400	2,532,487

		15,529,021
Health Care Equipment & Supplies — 0.2%
Covidien International Finance SA, 6.55%, 10/15/37	1,600	1,849,336
Zimmer Holdings, Inc., 4.63%, 11/30/19	1,450	1,523,676

		3,373,012

188	See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds	Par (000)	Value
Health Care Providers & Services — 1.4%
AmerisourceBergen Corp., 4.88%, 11/15/19	$900	$961,507
CIGNA Corp., 4.38%, 12/15/20	1,900	1,899,517
Cardinal Health, Inc., 4.63%, 12/15/20	4,300	4,364,681
Coventry Health Care, Inc., 5.45%, 6/15/21	1,400	1,432,493
DaVita, Inc.:
6.38%, 11/01/18	6,250	6,328,125
6.63%, 11/01/20	2,200	2,238,500
Express Scripts, Inc.:
6.25%, 6/15/14	2,200	2,477,471
3.13%, 5/15/16	3,600	3,622,183
Humana, Inc., 6.45%, 6/01/16	2,400	2,733,955
Laboratory Corp. of America Holdings, 3.13%, 5/15/16	1,600	1,622,128
UnitedHealth Group, Inc.:
4.70%, 2/15/21	3,100	3,231,852
6.88%, 2/15/38	1,700	1,943,841
5.70%, 10/15/40	250	247,306

		33,103,559
Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,161,464
4.88%, 7/15/40 (c)	1,600	1,553,064
Wyndham Worldwide Corp., 6.00%, 12/01/16	3,850	4,088,619
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,123,000
6.25%, 3/15/18	2,500	2,867,645
6.88%, 11/15/37	2,100	2,382,320

		14,176,112
Household Durables — 0.0%
Stanley Black & Decker, Inc., 5.20%, 9/01/40	600	578,512
Independent Power Producers & Energy Traders — 0.2%
Constellation Energy Group, Inc., 5.15%, 12/01/20	3,200	3,279,421
Exelon Generation Co. LLC, 5.75%, 10/01/41	500	474,667

		3,754,088
Industrial Conglomerates — 0.4%
Tyco International Finance SA, 8.50%, 1/15/19	8,000	10,141,696
Insurance — 0.9%
AON Corp., 3.13%, 5/27/16	400	398,697
Allstate Life Global Funding Trusts, 5.38%, 4/30/13	5,250	5,657,941
American International Group:
6.40%, 12/15/20	1,200	1,291,662
6.25%, 3/15/37	500	455,000
8.18%, 5/15/68 (a)	500	546,300

Corporate Bonds	Par (000)	Value
Insurance (concluded)
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	$400	$439,578
9.25%, 4/15/19	2,300	2,947,344
Metropolitan Life Global Funding I, 2.50%, 1/11/13 (b)(c)	2,500	2,545,260
Northwestern Mutual Life Insurance, 6.06%, 3/30/40 (b)(c)	2,700	2,845,754
Prudential Financial, Inc.:
5.15%, 1/15/13	1,750	1,846,628
7.38%, 6/15/19	1,000	1,185,905
Willis Group Holdings Plc, 5.75%, 3/15/21	1,300	1,326,203

		21,486,272
Internet Software & Services — 0.3%
Digital Realty Trust LP, 5.88%, 2/01/20	2,800	2,935,545
Google, Inc., 3.63%, 5/19/21	3,500	3,461,798

		6,397,343
IT Services — 0.6%
International Business Machines Corp.:
2.00%, 1/05/16	8,600	8,549,733
7.63%, 10/15/18	2,050	2,607,258
5.60%, 11/30/39	1,600	1,689,672

		12,846,663
Life Sciences Tools & Services — 0.5%
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	4,100	4,169,421
Life Technologies Corp., 3.50%, 1/15/16	4,400	4,500,249
Thermo Fisher Scientific, Inc.:
3.25%, 11/20/14	1,600	1,686,853
4.50%, 3/01/21	1,900	1,958,754

		12,315,277
Machinery — 0.3%
Case New Holland, Inc., 7.75%, 9/01/13	3,191	3,454,257
Danaher Corp., 2.30%, 6/23/16	450	449,641
Dover Corp., 4.30%, 3/01/21	2,400	2,474,926

		6,378,824
Media — 2.3%
CBS Corp.:
4.30%, 2/15/21 (c)	2,000	1,952,528
5.90%, 10/15/40 (c)	2,200	2,105,693
CSC Holdings, Inc., 7.63%, 7/15/18 (c)	7,750	8,389,375
Comcast Corp., 5.70%, 5/15/18	7,050	7,866,101
DirecTV Holdings LLC, 5.20%, 3/15/20	400	423,235
DISH DBS Corp.:
6.38%, 10/01/11 (c)	500	504,375

189 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds	Par (000)	Value
Media (concluded)
7.88%, 9/01/19	$2,700	$2,912,625
6.75%, 6/01/21 (b)	1,200	1,230,000
DirecTV Holdings LLC / DirecTV Financing Co., Inc.:
7.63%, 5/15/16	4,800	5,232,000
5.88%, 10/01/19	1,500	1,663,605
NBC Universal, Inc., 6.40%, 4/30/40 (b)	500	537,373
News America, Inc.:
5.65%, 8/15/20 (c)	1,400	1,529,214
4.50%, 2/15/21 (b)	3,500	3,454,185
6.15%, 2/15/41 (b)	1,900	1,882,208
TCM Mobile LLC, 3.55%, 1/15/15 (b)	1,600	1,671,925
Time Warner, Inc.:
8.25%, 4/01/19	2,350	2,930,922
5.00%, 2/01/20	2,350	2,441,518
7.70%, 5/01/32	500	603,676
6.20%, 3/15/40	600	614,686
5.88%, 11/15/40	1,600	1,579,144
Viacom, Inc.:
4.38%, 9/15/14	1,300	1,396,226
6.88%, 4/30/36	2,700	3,014,291

		53,934,905
Metals & Mining — 1.0%
Alcoa, Inc.:
5.55%, 2/01/17 (c)	1,400	1,489,586
5.40%, 4/15/21 (c)	4,400	4,413,587
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/01/17	2,200	2,403,500
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19	5,300	7,022,712
3.50%, 11/02/20	4,300	4,115,130
Vale Overseas Ltd.:
6.88%, 11/21/36	1,000	1,085,786
6.88%, 11/10/39	2,100	2,282,238
Xstrata Canada Corp., 6.20%, 6/15/35	1,000	1,035,678

		23,848,217
Multi-Utilities — 0.4%
Dominion Resources, Inc.:
6.40%, 6/15/18	4,050	4,698,356
4.45%, 3/15/21	2,100	2,139,974
PSEG Power LLC, 6.95%, 6/01/12	2,300	2,424,913

		9,263,243
Multiline Retail — 0.0%
Nordstrom, Inc., 7.00%, 1/15/38	600	716,359
Oil, Gas & Consumable Fuels — 1.8%
Anadarko Petroleum Corp., 6.20%, 3/15/40	1,300	1,317,545

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
BP Capital Markets Plc:
3.13%, 10/01/15	$700	$718,687
3.20%, 3/11/16	1,500	1,525,650
Buckeye Partners LP, 4.88%, 2/01/21	550	554,877
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	500	579,132
EnCana Corp., 6.50%, 5/15/19	400	469,844
Energy Transfer Partners LP:
9.70%, 3/15/19	1,900	2,428,041
9.00%, 4/15/19	800	994,718
Enterprise Products Operating LLC:
5.20%, 9/01/20	500	527,219
5.75%, 3/01/35	1,500	1,457,228
5.95%, 2/01/41	900	893,871
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19 (b)	300	297,000
8.63%, 4/15/20	3,200	3,472,000
7.75%, 2/01/21 (b)	250	260,000
Marathon Oil Corp., 6.60%, 10/01/37	900	997,768
Marathon Petroleum Corp.:
5.13%, 3/01/21 (b)	500	514,024
6.50%, 3/01/41 (b)	1,000	1,033,532
Newfield Exploration Co., 7.13%, 5/15/18	2,082	2,206,920
Petrobras International Finance Co.:
5.75%, 1/20/20	2,000	2,133,510
6.88%, 1/20/40	1,270	1,352,247
Petroleos Mexicanos, 6.50%, 6/02/41 (b)	900	913,182
Petronas Capital Ltd., 5.25%, 8/12/19	2,200	2,369,591
Pioneer Natural Resources Co., 6.88%, 5/01/18	1,333	1,439,220
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	754,811
6.70%, 5/15/36	1,000	1,064,715
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	2,850	3,352,828
3.80%, 10/01/20	4,200	4,155,291
Valero Energy Corp., 6.13%, 2/01/20 (c)	1,400	1,538,510
Williams Partners LP, 3.80%, 2/15/15	800	837,996

		40,159,957
Paper & Forest Products — 0.2%
Domtar Corp., 10.75%, 6/01/17	1,500	1,951,875
International Paper Co., 9.38%, 5/15/19 (c)	1,600	2,043,224

		3,995,099

190	See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Corporate Bonds	Par (000)	Value
Pharmaceuticals — 0.7%
Abbott Laboratories, 5.30%, 5/27/40	$1,400	$1,406,322
AstraZeneca Plc, 6.45%, 9/15/37	1,500	1,740,504
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	500	576,567
Johnson & Johnson, 4.50%, 9/01/40	1,800	1,647,351
Pfizer, Inc., 6.20%, 3/15/19	1,500	1,754,630
Sanofi-Aventis SA, 2.63%, 3/29/16	2,400	2,443,702
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (b)	5,600	5,537,000

		15,106,076
Professional Services — 0.0%
Dun & Bradstreet Corp., 2.88%, 11/15/15	600	600,160
Real Estate Investment Trusts (REITs) — 0.6%
Host Hotels & Resorts, Inc., 6.00%, 11/01/20 (c)	5,200	5,213,000
Simon Property Group LP, 5.65%, 2/01/20	2,800	3,025,117
TransDigm, Inc., 7.75%, 12/15/18 (b)	4,200	4,410,000

		12,648,117
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC, 5.40%, 6/01/41 (c)	2,700	2,652,952
CSX Corp.:
5.75%, 3/15/13	2,600	2,797,457
5.50%, 4/15/41	800	780,590
Norfolk Southern Corp., 5.75%, 1/15/16	1,100	1,251,045
Union Pacific Corp., 6.13%, 2/15/20	1,300	1,511,345

		8,993,389
Semiconductors & Semiconductor Equipment — 0.0%
Broadcom Corp., 2.38%, 11/01/15 (b)	300	297,035
Software — 0.2%
Oracle Corp.:
5.25%, 1/15/16	1,500	1,692,771
5.75%, 4/15/18	550	629,456
5.38%, 7/15/40 (b)	3,100	3,134,664

		5,456,891
Specialty Retail — 0.8%
AutoZone, Inc., 4.00%, 11/15/20 (c)	6,600	6,306,623
Limited Brands, Inc.:
6.90%, 7/15/17	3,800	4,070,750
8.50%, 6/15/19	4,000	4,560,000

Corporate Bonds	Par (000)	Value
Specialty Retail (concluded)
The Sherwin-Williams Co., 3.13%, 12/15/14	$3,300	$3,484,909

		18,422,282
Tobacco — 0.7%
Altria Group, Inc.:
9.70%, 11/10/18	2,750	3,613,833
9.25%, 8/06/19	1,100	1,434,341
4.75%, 5/05/21	3,550	3,547,568
9.95%, 11/10/38	1,200	1,686,055
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,360,006
5.65%, 5/16/18 (c)	1,300	1,462,077
6.38%, 5/16/38	1,500	1,699,248

		15,803,128
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 5.00%, 3/30/20	2,800	2,920,957
American Tower Corp.:
4.50%, 1/15/18	2,100	2,099,023
5.05%, 9/01/20	2,300	2,265,436
Vodafone Group Plc:
2.88%, 3/16/16	1,800	1,812,422
5.63%, 2/27/17	950	1,064,524

		10,162,362
Total Corporate Bonds — 27.0%		620,717,800
Foreign Agency Obligations
Brazilian Government International Bond:
5.88%, 1/15/19 (c)	7,600	8,797,000
5.63%, 1/07/41	1,500	1,541,250
Colombia Government International Bond, 7.38%, 9/18/37	800	1,008,000
Indonesia Government International Bond, 5.88%, 3/13/20 (b)	1,800	1,998,000
Mexico Government International Bond:
5.13%, 1/15/20 (c)	3,050	3,294,000
6.05%, 1/11/40	1,100	1,170,400
Panama Government International Bond, 6.70%, 1/26/36	800	944,000
Peruvian Government International Bond:
7.13%, 3/30/19	1,900	2,285,700
6.55%, 3/14/37	300	334,650
South Africa Government International Bond, 5.50%, 3/09/20	2,000	2,185,000
Total Foreign Agency Obligations — 1.0%		23,558,000
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.7%
Arran Residential Mortgages Funding Plc:
Series 2010-1A, Class A1C, 1.46%, 5/16/47 (a) (b)	3,587	3,588,712
Series 2011-1A, Class A1C, 1.54%, 11/19/47 (a) (b)	7,600	7,601,794

191 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Non-Agency Mortgaged-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Banc of America Alternative Loan Trust, Series 2004-10, Class 3A1, 5.50%, 11/25/19	$2,776	$2,801,419
Banc of America Funding Corp.:
Series 2005-8, Class 4A27, 5.75%, 1/25/36	1,255	1,228,617
Series 2006-6, Class 1A12,
5.75%, 8/25/36	520	510,396
Citicorp Mortgage Securities, Inc., Series 2006-1, Class 2A1, 5.00%, 2/25/21	1,078	1,072,775
Countrywide Alternative Loan Trust:
Series 2005-51, Class 1A2A,
0.48%, 11/20/35 (a)	3,387	3,230,945
Series 2006-HY12, Class A1,
5.72%, 8/25/36 (a)	909	895,576
Series 2006-OA2, Class A2A, 0.34%, 5/20/46 (a)	122	118,828
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-13, Class 1A1, 5.50%, 8/25/34	107	107,076
First Horizon Asset Securities, Inc., Series 2006-2, Class 1A6, 6.00%, 8/25/36	467	468,607
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 4A3, 4.89%, 6/19/35 (a)	4,439	4,339,833
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A2, 2.80%, 1/25/36 (a)	3,480	3,279,347
Greenpoint Mortgage Funding Trust:
Series 2006-AR4, Class A1A, 0.29%, 9/25/46 (a)	12	12,126
Series 2006-AR5, Class A1A,
0.27%, 10/25/46 (a)	4,405	4,137,041
HSI Asset Securitization Corp. Trust, Series 2005, Class 2A4, 0.58%, 8/25/35 (a)	1,455	1,344,974
Holmes Master Issuer Plc:
Series 2007-2A, Class 3A1, 0.36%, 7/15/21 (a)	7,868	7,855,207
Series 2011-1A, Class A2,
1.63%, 10/15/54 (a)(b)	7,700	7,709,540
JPMorgan Alternative Loan Trust, Series 2006-A7, Class 1A2, 0.25%, 12/25/36 (a)	3,740	3,638,624
National RMBS Trust, Series 2004-1, Class A1, 0.36%, 3/20/34 (a)	4,291	4,275,093
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.45%, 7/25/35 (a)	1,128	1,056,085
Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	752	748,854
Structured Asset Mortgage Investments, Inc., Series 2007-AR4, Class A1, 0.39%, 9/25/47 (a)	3,710	3,561,656

Non-Agency Mortgaged-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Thornburg Mortgage Securities Trust:
Series 2006-5, Class A1, 0.31%, 10/25/46 (a)	$3,279	$3,258,956
Series 2006-6, Class A2, 0.34%, 11/25/46 (a)	849	837,138
Series 2007-1, Class A2B, 0.29%, 3/25/37 (a)	3,946	3,791,097
Series 2007-2, Class A1, 0.33%, 6/25/37 (a)	608	588,164
Series 2007-2, Class A3A, 0.32%, 6/25/37 (a)	8,543	8,326,971
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-11, Class 1A13, 4.75%, 10/25/18	924	950,719
Series 2005-7, Class A3, 5.25%, 9/25/35	1,087	1,090,940
Series 2005-AR14, Class A2, 5.36%, 8/25/35 (a)	793	789,326
Series 2006-AR11, Class A3, 5.19%, 8/25/36 (a)	106	105,228

		83,321,664
Commercial Mortgage-Backed Securities — 4.9%
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AM, 5.96%, 5/10/45 (a)	5,600	5,696,925
CW Capital Cobalt Ltd.:
Series 2006-C1, Class A4, 5.22%, 8/15/48	3,000	3,178,461
Series 2007-C2, Class A3, 5.48%, 4/15/47 (a)	3,700	3,927,762
Citigroup Commercial Mortgage Trust:
Series 2008-C7, Class A4, 5.82%, 12/10/49 (a)	2,500	2,768,081
Series 2008-C7, Class AM, 5.82%, 12/10/49 (a)	2,800	2,786,727
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKN2, Class A3, 6.13%, 4/15/37	2,195	2,237,313
Series 2005-C5, Class AM, 5.10%, 8/15/38 (a)	1,500	1,516,075
First Union National Bank Commercial Mortgage, Series 2002-C1, Class A2, 6.14%, 2/12/34	2,033	2,063,117
GE Capital Commercial Mortgage Corp.:
Series 2002-1A, Class A3, 6.27%, 12/10/35	4,594	4,690,738
Series 2007-C1, Class A2, 5.42%, 12/10/49	1,945	1,969,501
Greenwich Capital Commercial Funding Corp.:
Series 2005-GG5, Class A5, 5.22%, 4/10/37 (a)	1,000	1,073,719
Series 2006-GG7, Class AM, 6.08%, 7/10/38 (a)	4,200	4,315,450
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A3, 6.47%, 11/15/35	2,324	2,339,716

192	See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

Non-Agency Mortgaged-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Series 2002-CIB4, Class A3, 6.16%, 5/12/34	$7,345	$7,487,712
Series 2004-CBX, Class A3, 4.18%, 1/12/37	1,361	1,360,039
Series 2005-CB12, Class A3A1, 4.82%, 9/12/37	3,076	3,094,387
Series 2006-LDP6, Class AM, 5.53%, 4/15/43 (a)	1,500	1,552,168
Series 2007-CB19, Class A3, 5.93%, 2/12/49 (a)	4,300	4,505,660
Series 2007-LDPX, Class A1S, 4.93%, 1/15/49	9,122	9,182,647
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%, 11/15/38	6,600	6,652,572
Series 2006-C7, Class A3, 5.35%, 11/15/38	2,000	2,152,976
Series 2007-C6, Class A4, 5.86%, 7/15/40 (a)	5,700	6,184,192
Merrill Lynch Countrywide Commercial Mortgage Trust:
Series 2006-1, Class A2, 5.44%, 2/12/39 (a)	623	622,645
Series 2006-3, Class AM, 5.46%, 7/12/46 (a)	3,300	3,276,372
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3, 4.89%, 2/12/42	521	529,219
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	7,100	7,790,799
Morgan Stanley Reremic Trust:
Series 2009-GG10, Class A4A, 5.99%, 8/12/45 (a)(b)	3,000	3,283,052
Series 2010-GG10, Class A4A, 5.99%, 8/15/45 (a)(b)	3,800	4,158,533
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C26, Class AM, 6.17%, 6/15/45 (a)	2,700	2,799,952
Series 2006-C28, Class A4, 5.57%, 10/15/48	3,200	3,460,205
Series 2007-C34, Class A3, 5.68%, 5/15/46	6,000	6,476,204

		113,132,919
Total Non-Agency Mortgage-Backed Securities — 8.6%		196,454,583
Preferred Securities
Capital Trusts
Insurance — 0.3%
AON Corp., 8.21%, 1/01/27	1,700	1,927,739
Chubb Corp.:
6.00%, 5/11/37	800	838,977
6.38%, 3/29/67 (a)	2,550	2,639,250

Preferred Securities	Par (000)	Value
Insurance (concluded)
The Travelers Cos., Inc., 6.25%, 6/15/37	$1,000	$1,069,888

		6,475,854
Total Capital Trusts — 0.3%		6,475,854
	Shares
Trust Preferred — 0.1%
Diversified Financial Services — 0.1%
JPMorgan Chase Capital XXVII, 7.00%, 11/01/39	3,500	3,495,660
Total Preferred Securities — 0.4%		9,971,514
Preferred Stocks
Diversified Telecommunication Services — 0.2%
Qwest Corp., 7.38%, 6/01/16	196	5,033,280
Total Preferred Stocks — 0.2%		5,033,280
Taxable Municipal Bonds	Par (000)
Chicago, Illinois Waterworks Revenue, 6.74%, 11/01/40	$150	162,453
Massachusetts State Transportation Fund Revenue, 5.73%, 6/01/40	150	161,099
New Jersey State Turnpike Authority Revenue, 7.10%, 1/01/41	700	813,932
New York City Transitional Finance Authority Revenue, 5.57%, 11/01/38	450	460,152
Orange County Local Transportation Authority Sales Tax Revenue, 6.91%, 2/15/41	450	515,961
Port Authority of New York & New Jersey Revenue, 5.65%, 11/01/40	800	806,616
San Diego County Regional Transportation Commission Revenue, 5.91%, 4/01/39	600	627,180
San Francisco City & County Public Utilities Commission Revenue, 6.95%, 11/01/31	900	1,026,108
State of California:
7.55%, 4/01/39	400	457,744
7.63%, 3/01/40	1,150	1,323,891
7.60%, 11/01/40	250	288,093
State of Illinois, 2.77%, 1/01/12	5,200	5,225,948
State of Mississippi, 5.25%, 11/01/34	600	599,034
University of Missouri System Facilities Revenue, 5.79%, 11/01/39	300	328,650
Total Taxable Municipal Bonds — 0.6%		12,796,861

193 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations — 2.3%
Fannie Mae REMICS:
Series 2007-54, Class PF, 0.41%, 6/25/37 (a)	$6,597	$6,570,360
Series 2010-35, Class EF, 0.74%, 4/25/40 (a)	8,425	8,469,384
Series 2010-89, Class CF, 0.64%, 2/25/38 (a)	6,923	6,938,771
Freddie Mac Mortgage Backed Securities:
Series 3667, Class FW, 0.74%, 2/15/38 (a)	5,438	5,465,311
Series 3807, Class FM, 0.69%, 2/15/41 (a)	19,750	19,829,959
Series 3807, Class FN, 0.69%, 2/15/41 (a)	4,985	5,004,667

		52,278,452
Interest Only Collateralized Mortgage Obligations — 0.0%
Freddie Mac Mortgage Backed Securities:
Series 2989, Class WI, 5.50%, 5/15/29	283	2,639
Series 3003, Class BI, 5.00%, 12/15/34	262	3,029
Series 3016, Class PI, 5.50%, 5/15/29	40	62

		5,730
Mortgage-Backed Securities — 128.1%
Fannie Mae Mortgage Backed Securities:
2.35%, 1/01/36 (a)	2,065	2,169,249
2.38%, 4/11/16	33,812	34,515,797
2.47%, 5/01/33 (a)	3,966	4,151,197
2.55%, 8/01/33	3,030	3,181,819
2.56%, 1/01/35 (a)	1,688	1,770,958
3.00%, 2/01/26	977	972,524
3.35%, 4/01/40 (a)	693	722,704
3.50%, 2/01/26 — 7/01/41 (d)	169,415	162,757,383
3.60%, 5/01/40 (a)	4,683	4,898,797
4.00%, 8/01/25 — 7/01/41 (d)	666,909	667,768,052
4.50%, 10/01/24 — 7/01/41 (d)	887,579	918,826,397
5.00%, 1/01/18 — 7/01/41 (d)	277,445	295,202,626
5.50%, 9/01/19 — 7/01/41 (d)	232,878	252,296,141
6.00%, 11/01/22 — 7/01/41 (d)	132,236	145,405,951
6.50%, 12/01/30 — 12/01/32	19,465	22,152,740
Freddie Mac Mortgage Backed Securities:
2.35%, 10/01/33 (a)	1,709	1,764,751
2.50%, 5/27/16	26,214	26,884,502
3.36%, 2/01/40 (a)	4,546	4,735,488
3.50%, 12/01/25 — 7/01/26 (d)	7,929	8,085,086
4.00%, 3/01/26 — 2/01/41 (d)	39,636	40,296,733
4.50%, 8/01/20 — 9/01/40 (d)	59,050	61,389,046
4.56%, 4/01/38 (a)	6,087	6,475,351
5.00%, 10/01/20 — 7/01/41 (d)	50,820	54,063,316
5.50%, 12/01/27 — 7/01/41 (d)	33,767	36,614,642
6.00%, 12/01/28 — 1/01/38	26,437	29,179,362
6.22%, 11/01/36 (a)	2,445	2,570,481
6.50%, 5/01/21 — 1/01/36	4,237	4,784,134

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage Backed Securities:
3.50%, 12/15/40	$988	$960,506
4.00%, 9/15/40 — 3/15/41	17,856	18,202,093
4.50%, 3/15/39 — 7/01/41 (d)	52,477	55,477,916
5.00%, 9/15/39 — 7/20/40	37,953	41,336,572
5.50%, 6/15/34 — 11/20/39	18,538	20,429,295
6.00%, 7/01/41 (d)	16,000	17,825,000

		2,947,866,609
Total U.S. Government Sponsored Agency Securities — 130.4%		3,000,150,791
U.S. Treasury Obligations
U.S. Treasury Bonds:
6.25%, 5/15/30	23,108	29,816,272
5.00%, 5/15/37 (c)	29,000	32,212,649
4.38%, 5/15/40 (c) (e)	23,100	23,085,678
3.88%, 8/15/40 (c)	9,800	8,973,125
4.25%, 11/15/40 (c)	4,640	4,535,600
U.S. Treasury Notes:
1.25%, 2/15/14 (c)	61,000	61,895,968
1.25%, 4/15/14 (c)	40,000	40,562,480
2.75%, 12/31/17	26,500	27,208,053
Total U.S. Treasury Obligations — 9.9%		228,289,825
Total Long-Term Investments (Cost — $ 4,378,879,000) — 192.9%		4,437,567,366
Short-Term Securities	Shares
Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (f) (g) (h)	220,532,282	220,532,282
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (f) (g) (h)	22,098,845	22,098,845

		242,631,127
Total Short-Term Securities (Cost — $ 242,631,127) — 10.6%		242,631,127
Total Investments Before TBA Sale Commitments (Cost — $ 4,621,510,127*) — 203.5%		4,680,198,493
TBA Sale Commitments (d)	Par (000)
Fannie Mae Mortgage Backed Securities:
3.50%, 2/01/26 — 7/01/41	$212,200	(202,916,250)
4.00%, 8/01/25 — 7/01/41	484,900	(485,033,000)
4.50%, 10/01/24 — 7/01/41	230,500	(238,459,453)
5.00%, 1/01/18 — 7/01/41	586,700	(623,368,750)
5.50%, 9/01/19 — 7/01/41	112,300	(121,441,922)
6.00%, 11/01/22 — 7/01/41	52,800	(57,997,500)
Freddie Mac Mortgage Backed Securities:
4.00%, 3/01/26 — 2/01/41	1,000	(999,063)
Total TBA Sale Commitments (Proceeds ($1,741,015,106) — (75.2)%		(1,730,215,938)
Total Investments Net of TBA Sale Commitments — 128.3%		2,949,982,555
Liabilities in Excess of Other Assets — (28.3%)		(649,803,269)

Net Assets — (100.0%)		$2,300,179,286

194	See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,627,168,386

Gross unrealized appreciation	$72,010,044
Gross unrealized depreciation	(18,979,937)

Net unrealized appreciation	$53,030,107

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security, or a portion of security, is on loan.
(d)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Securities	$193,526,734	$(1,468,504)
Barclays Capital Inc.	$74,682,656	$(230,451)
BNP Paribas	$140,245,547	$(1,152,391)
Citigroup Global	$(29,565,344)	$126,813
Credit Suisse Securities LLC	$(161,010,000)	$(331,864)
Deutsche Bank Securities, Inc.	$(151,007,109)	$829,902
Goldman Sachs & Co.	$(61,399,594)	$26,892
Jefferies & Company	$8,797,500	$(51,188)
JPMorgan Securities, Ltd.	$612,440,594	$(2,124,409)
Morgan Stanley Capital Services, Inc.	$57,369,891	$(351,161)
Nomura Securities	$42,712,313	$(88,643)
RBS Securities LLC	$(220,147,281)	$2,030,585
UBS Securities LLC	$(39,875,000)	$431,770
Wells Fargo Securities	$18,763,438	$6,979

(e)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(f)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at June 30, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	519,520,789	(298,988,507)	220,532,282	$371,471
BlackRock Cash Funds: Prime, SL Agency Shares	12,803,177	9,295,668	22,098,845	$12,910
(g)	Represents the current yield as of report date.
(h)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
909	2-Year U.S.	Chicago	September	$199,383,469	$(205,403)
	Treasury Notes		2011
2,614	5-Year U.S.	Chicago	September	$311,576,548	(341,126)
	Treasury Notes		2011
192	30-Year U.S.	Chicago	September	$23,622,000	(450,139)
	Treasury Bonds		2011
Total					$(996,668)

•	Financial futures contracts sold as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
89	10- Year U.S.	Chicago	September	$(10,887,203)	$59,630
	Treasury Notes		2011
41	Ultra Long U.S.	Chicago	September	$(5,176,250)	171,615
	Treasury Bonds		2011
Total					$231,245

•	Credit default swaps on single-name issuer – buy protection outstanding as of June 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
General Electric Capital Corp.	3.25%	Deutsche Bank AG	12/20/13	$4,000	$170,467

195 See Notes to Financial Statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2011

(Unaudited)

•	Credit default swaps on traded indexes – sold protection outstanding as of June 30, 2011 were as follows:

Index	Receive Fixed Rate	Counter- party	Expir- ation Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Apprec- iation
Dow Jones CDX North America Invest- ment Grade	1.00%	UBS AG	12/20/15	BBB+	$63,500	$5,831
Dow Jones CDX North America Invest- ment Grade	1.00%	UBS AG	6/20/16	BBB+	$53,900	75,534
Dow Jones CDX North America High Yield	5.00%	BNP Paribas	6/20/16	B	$61,000	302,908
Total						$384,273

[1]	Using Standard & Poor’s rating of the underlying securities.

[2]	The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial investment instrument is based on the pricing transparency of the investment and derivative financial instruments and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$340,594,712	—	$340,594,712
Corporate Bonds	—	620,717,800	—	620,717,800
Foreign Agency Obligations	—	23,558,000	—	23,558,000
Non-Agency Mortgage-Backed Securities	—	196,454,583	—	196,454,583
Preferred Securities	—	9,971,514	—	9,971,514
Preferred Stocks	$5,033,280	—	—	5,033,280
Taxable Municipal Bonds	—	12,796,861	—	12,796,861
U.S. Government Sponsored Agency Securities	—	3,000,150,791	—	3,000,150,791
U.S. Treasury Obligations	—	228,289,825	—	228,289,825
Short-Term Securities:
Money Market Funds	242,631,127	—	—	242,631,127
Liabilities:
Investments:
TBA Sale Commitments	—	(1,730,215,938)	—	(1,730,215,938)

Total	$247,664,407	$2,702,318,148	—	$2,949,982,555

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	—	$554,740	—	$554,740
Interest rate contracts	$231,245	—	—	231,245
Liabilities:
Credit contracts	—	—	—	—
Interest rate contracts	(996,668)	—	—	(996,668)

Total	$(765,423)	$554,740	—	$(210,683)

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.
196	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2011

(Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Assets
Investments at value — affiliated[1,2]	$508,539,246	$1,129,459,357	$1,049,312,932	$975,355,591	$108,788,530
Investments at value — Active Stock Master Portfolio	274,357,180	719,499,203	794,621,508	711,348,074	80,861,243
Investments at value — CoreAlpha Bond Master Portfolio	730,391,327	877,820,385	476,731,333	197,249,589	4,105,768
Contributions receivable from investors	—	—	—	—	291,080
Investments sold receivable	12,823,573	22,456,733	19,525,109	12,875,610	—
Securities lending income receivable	15,838	30,913	32,815	28,628	3,062
Interest receivable	11	38	49	35	6
Receivable from investment advisor	—	—	—	—	981

Total assets	1,526,127,175	2,749,266,629	2,340,223,746	1,896,857,527	194,050,670

Liabilities
Collateral on securities loaned at value	119,645,630	294,492,267	206,163,177	261,847,503	28,205,842
Investments purchased payable	2,407,778	8,016,031	9,942,655	7,810,607	1,238,459
Withdrawals payable to investors	7,454,182	15,088,015	15,528,325	12,251,955	—
Investment advisory fees payable	79,299	105,017	66,028	34,767	—
Professional fees payable	12,132	12,462	12,276	12,115	11,527
Trustees’ fees payable	7,733	12,896	11,026	8,620	1,271

Total liabilities	129,606,754	317,726,688	231,723,487	281,965,567	29,457,099

Net Assets	$1,396,520,421	$2,431,539,941	$2,108,500,259	$1,614,891,960	$164,593,571

Net Assets Consist of
Investors’ capital	$1,264,816,982	$2,164,264,625	$1,857,488,905	$1,412,308,190	$148,053,580
Net unrealized appreciation/depreciation	131,703,439	267,275,316	251,011,354	202,583,770	16,539,991

Net Assets	$1,396,520,421	$2,431,539,941	$2,108,500,259	$1,614,891,960	$164,593,571

[1] Investments at cost — affiliated	$427,556,711	$958,920,423	$888,215,046	$847,411,398	$97,371,362

[2] Securities loaned at value	$116,990,854	$288,532,142	$201,508,894	$256,380,401	$27,632,474

197 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2011

(Unaudited)

Active Stock Master Portfolio
Assets
Investments at value — unaffiliated[1,2]	$2,507,382,214
Investments at value — affiliated[3]	233,199,998
Investments sold receivable	99,305,308
Dividends receivable	2,855,731
Securities lending income receivable	50,564
Interest receivable	208
Margin variation receivable	430,422

Total assets	2,843,224,445

Liabilities
Collateral on securities loaned at value	186,819,785
Investments purchased payable	67,967,121
Investment advisory fees payable	337,751
Administration fees payable	183,800
Professional fees payable	19,099
Trustees’ fees payable	13,771

Total liabilities	255,341,327

Net Assets	$2,587,883,118

Net Assets Consist of
Investors’ capital	$2,329,495,125
Net unrealized appreciation/depreciation	258,387,993

Net Assets	$2,587,883,118

[1] Investments at cost — unaffiliated	$2,250,621,236

[2] Securities loaned at value	$182,777,646

[3] Investments at cost — affiliated	$233,199,998

198	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

June 30, 2011

(Unaudited)

CoreAlpha Bond Master Portfolio
Assets
Investments at value — unaffiliated[1,2]	$4,437,567,366
Investments at value — affiliated[3]	242,631,127
TBA sales commitments receivable	1,741,015,106
Investments sold receivable	226,402
Unrealized appreciation on swaps	554,740
Swaps premiums paid	5,909
Securities lending income receivable	39,620
Interest receivable	14,815,995
Cash pledged as collateral for swaps	1,130,000

Total assets	6,437,986,265

Liabilities
Collateral on securities loaned at value	170,878,100
Investments purchased payable	2,232,995,909
TBA sale commitments (proceeds — $1,741,015,106)	1,730,215,938
Margin variation payable	1,051,044
Cash held as collateral for swaps	2,171,621
Investment advisory fees payable	465,910
Professional fees payable	13,501
Trustees’ fees payable	14,956

Total liabilities	4,137,806,979

Net Assets	$2,300,179,286

Net Assets Consist of
Investors’ capital	$2,241,678,546
Net unrealized appreciation/depreciation	58,500,740

Net Assets	$2,300,179,286

[1] Investments at cost — unaffiliated	$4,378,879,000

[2] Securities loaned at value	$167,406,333

[3] Investments at cost — affiliated	$242,631,127

199 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

Six months ended June 30, 2011

(Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Investment Income
Dividends — affiliated	$6,147,374	$12,442,602	$11,994,629	$9,931,147	$1,080,451
Securities lending — affiliated	169,923	380,008	384,623	342,273	29,348
Income — affiliated	2,965	5,894	6,044	4,550	856
Net investment income allocated from the Active Stock Master and CoreAlpha Bond Master:
Dividends	2,160,657	5,801,714	6,366,547	5,751,714	592,516
Interest	13,300,696	15,996,738	8,787,892	3,699,863	78,731
Expenses	(1,492,554)	(2,468,864)	(2,025,354)	(1,499,602)	(130,868)
Fees waived	130,189	322,067	341,062	302,084	30,720

Total income	20,419,250	32,480,159	25,855,443	18,532,029	1,681,754

Expenses
Investment advisory	2,390,507	4,149,763	3,540,668	2,714,029	248,908
Professional	18,460	18,791	18,604	18,443	17,855
Independent Trustees	23,971	38,855	33,272	26,398	4,448

Total expenses	2,432,938	4,207,409	3,592,544	2,758,870	271,211
Less fees waived by advisor	(1,988,713)	(3,585,909)	(3,165,488)	(2,497,943)	(252,187)

Total expenses after fees waived	444,225	621,500	427,056	260,927	19,024

Net investment income	19,975,025	31,858,659	25,428,387	18,271,102	1,662,730

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	14,469	36,135	15,221	6,045	—
Investments — affiliated	5,860,227	5,130,325	(844,073)	(298,521)	—
Allocations from the Active Stock Master and CoreAlpha Bond Master from investments, financial futures contracts and swaps	24,242,721	56,142,659	57,506,480	49,924,724	5,033,385

	30,117,417	61,309,119	56,677,628	49,632,248	5,033,385

Net change in unrealized appreciation/depreciation on:
Investments — affiliated	9,534,193	26,597,278	30,923,644	25,094,608	2,365,191
Allocated from the Active Stock Master and CoreAlpha Bond Master from investments, financial futures contracts and swaps	(996,809)	(3,301,369)	(4,284,727)	(4,210,186)	(786,585)

	8,537,384	23,295,909	26,638,917	20,884,422	1,578,606

Total realized and unrealized gain	38,654,801	84,605,028	83,316,545	70,516,670	6,611,991

Net Increase in Net Assets Resulting from Operations	$58,629,826	$116,463,687	$108,744,932	$88,787,772	$8,274,721

200	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

Six months ended June 30, 2011

(Unaudited)

Active Stock Master Portfolio
Investment Income
Dividends	$20,709,252
Securities lending — affiliated	846,617
Income — affiliated	50,997
Interest	2,654

Total income	21,609,520

Expenses
Investment advisory	3,116,065
Administration	1,251,377
Professional	28,314
Independent Trustees	41,196

Total expenses	4,436,952
Less fees waived by advisor	(1,070,612)

Total expenses after fees waived	3,366,340

Net investment income	18,243,180

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	171,776,370
Financial futures contracts	1,875,219

173,651,589

Net change in unrealized appreciation/depreciation on:
Investments	(16,507,784)
Financial futures contracts	763,386

(15,744,398)

Total realized and unrealized gain	157,907,191

Net Increase in Net Assets Resulting from Operations	$176,150,371

201 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Concluded)

Six months ended June 30, 2011

(Unaudited)

CoreAlpha Bond Master Portfolio
Investment Income
Interest	$40,681,925
Income — affiliated	284,554
Securities lending — affiliated	99,827

Total income	41,066,306

Expenses
Investment advisory	2,786,325
Administration	350,436
Professional	31,763
Independent Trustees	25,782

Total expenses excluding interest expense	3,194,306
Interest expense	908

Total expenses	3,195,214
Less fees waived by advisor	(57,544)

Total expenses after fees waived	3,137,670

Net investment income	37,928,636

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	9,838,239
Financial futures contracts	3,966,751
Swaps	5,807,183

19,612,173

Net change in unrealized appreciation/depreciation on:
Investments	2,967,011
Financial futures contracts	2,891,884
Swaps	(3,955,578)

1,903,317

Total realized and unrealized gain	21,515,490

Net Increase in Net Assets Resulting from Operations	$59,444,126

202	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2020 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$19,975,025	$33,389,199	$31,858,659	$50,556,334
Net realized gain	30,117,417	38,905,084	61,309,119	51,298,017
Net change in unrealized appreciation/depreciation	8,537,384	50,211,454	23,295,909	129,783,615

Net increase in net assets resulting from operations	58,629,826	122,505,737	116,463,687	231,637,966

Capital Transactions
Proceeds from contributions	74,990,518	188,899,681	155,917,304	403,212,898
Fair value of withdrawals	(117,240,658)	(96,571,523)	(184,801,967)	(70,562,768)

Net increase (decrease) in net assets derived from capital transactions	(42,250,140)	92,328,158	(28,884,663)	332,650,130

Net Assets
Total increase in net assets	16,379,686	214,833,895	87,579,024	564,288,096
Beginning of period	1,380,140,735	1,165,306,840	2,343,960,917	1,779,672,821

End of period	$1,396,520,421	$1,380,140,735	$2,431,539,941	$2,343,960,917

	LifePath 2030 Master Portfolio		LifePath 2040 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$25,428,387	$39,411,964	$18,271,102	$29,075,411
Net realized gain	56,677,628	44,387,854	49,632,248	34,764,764
Net change in unrealized appreciation/depreciation	26,638,917	125,415,216	20,884,422	108,028,620

Net increase in net assets resulting from operations	108,744,932	209,215,034	88,787,772	171,868,795

Capital Transactions
Proceeds from contributions	156,160,976	376,110,374	109,605,278	260,954,409
Fair value of withdrawals	(128,480,715)	(46,506,661)	(102,704,395)	(47,294,585)

Net increase in net assets derived from capital transactions	27,680,261	329,603,713	6,900,883	213,659,824

Net Assets
Total increase in net assets	136,425,193	538,818,747	95,688,655	385,528,619
Beginning of period	1,972,075,066	1,433,256,319	1,519,203,305	1,133,674,686

End of period	$2,108,500,259	$1,972,075,066	$1,614,891,960	$1,519,203,305

203 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2050 Master Portfolio
Increase in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$1,662,730	$1,795,067
Net realized gain	5,033,385	2,021,948
Net change in unrealized appreciation/depreciation	1,578,606	9,846,769

Net increase in net assets resulting from operations	8,274,721	13,663,784

Capital Transactions
Proceeds from contributions	41,970,875	70,700,398
Fair value of withdrawals	(5,042,571)	(5,138,081)

Net increase in net assets derived from capital transactions	36,928,304	65,562,317

Net Assets
Total increase in net assets	45,203,025	79,226,101
Beginning of period	119,390,546	40,164,445

End of period	$164,593,571	$119,390,546

204	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Active Stock Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$18,243,180	$32,224,963
Net realized gain	173,651,589	150,754,297
Net change in unrealized appreciation/depreciation	(15,744,398)	76,421,362

Net increase in net assets resulting from operations	176,150,371	259,400,622

Capital Transactions
Proceeds from contributions	114,673,887	542,158,731
Fair value of withdrawals	(216,365,256)	(126,588,351)

Net increase (decrease) in net assets derived from capital transactions	(101,691,369)	415,570,380

Net Assets
Total increase in net assets	74,459,002	674,971,002
Beginning of period	2,513,424,116	1,838,453,114

End of period	$2,587,883,118	$2,513,424,116

205 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

	CoreAlpha Bond Master Portfolio
Increase in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$37,928,636	$60,862,874
Net realized gain	19,612,173	38,222,728
Net change in unrealized appreciation/depreciation	1,903,317	16,401,998

Net increase in net assets resulting from operations	59,444,126	115,487,600

Capital Transactions
Proceeds from contributions	218,424,467	668,474,923
Fair value of withdrawals	(128,252,538)	(267,359,402)

Net increase in net assets derived from capital transactions	90,171,929	401,115,521

Net Assets
Total increase in net assets	149,616,055	516,603,121
Beginning of period	2,150,563,231	1,633,960,110

End of period	$2,300,179,286	$2,150,563,231

206	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

	LifePath Retirement Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009		2008	2007	2006
Total Investment Return
Total investment return	4.35%	[1]	9.83%	18.75%		(14.54)%	5.00%	9.30%

Ratios to Average Net Assets
Total expenses[2]	0.55%	[3,4]	0.61%	0.59%		0.61%	0.61%	0.61%

Total expenses after fees waived[2]	0.26%	[3,4]	0.26%	0.26%		0.27%	0.27%	0.28%

Net investment income[5]	2.92%	[3,4]	2.60%	3.61%		3.81%	3.87%	3.80%

Supplemental Data
Net assets, end of period (000)	$1,396,520		$1,380,141	$1,165,307		$253,604	$331,733	$260,279

Portfolio turnover	2%		4%	6%	[6]	11%	6%	10%

	LifePath 2020 Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009		2008	2007	2006
Total Investment Return
Total investment return	5.01%[1]		11.40%	23.21%		(24.92)%	3.84%	13.51%

Ratios to Average Net Assets
Total expenses[2]	0.53%[3,7]		0.59%	0.58%		0.57%	0.58%	0.58%

Total expenses after fees waived[2]	0.23%[3,7]		0.23%	0.23%		0.23%	0.25%	0.25%

Net investment income[5]	2.69%[3,7]		2.45%	3.15%		3.18%	3.01%	2.91%

Supplemental Data
Net assets, end of period (000)	$2,431,540		$2,343,961	$1,779,673		$1,245,671	$1,827,888	$1,391,153

Portfolio turnover	1%		4%	6%		13%	7%	16%

[1]	Aggregate total investment return.

[2]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios, except the total expenses for the five years ended December 31, 2010 which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[3]	Annualized.

[4]	Ratio includes the Master Portfolio’s share of the Active Stock and CoreAlpha Bond Master Portfolio’s allocated fees waived of 0.02%.

[5]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.

[6]	Excludes in-kind contribution of portfolio securities received in a tax-free reorganization on November 20, 2009.

[7]	Ratio includes the Master Portfolio’s share of the Active Stock and CoreAlpha Bond Master Portfolio’s allocated fees waived of 0.03%.
207 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	LifePath 2030 Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008	2007	2006
Total Investment Return
Total investment return	5.58%[1]		12.36%	26.27%	(30.53)%	3.14%	15.62%

Ratios to Average Net Assets
Total expenses[2]	0.53%[3,4]		0.57%	0.56%	0.55%	0.57%	0.57%

Total expenses after fees waived[2]	0.21%[3,4]		0.21%	0.20%	0.21%	0.23%	0.24%

Net investment income[5]	2.51%[3,4]		2.34%	2.97%	2.82%	2.57%	2.49%

Supplemental Data
Net assets, end of period (000)	$2,108,500		$1,972,075	$1,433,256	$952,181	$1,393,178	$988,640

Portfolio turnover	0%[6]		3%	7%	13%	7%	22%

	LifePath 2040 Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010	2009	2008	2007	2006
Total Investment Return
Total investment return	5.96%	[1]	13.21%	28.58%	(34.90)%	2.53%	17.47%

Ratios to Average Net Assets
Total expenses[2]	0.51%	[3,7]	0.55%	0.55%	0.53%	0.56%	0.56%

Total expenses after fees waived[2]	0.19%	[3,7]	0.19%	0.18%	0.19%	0.22%	0.23%

Net investment income[5]	2.36%	[3,7]	2.24%	2.82%	2.52%	2.20%	2.17%

Supplemental Data
Net assets, end of period (000)	$1,614,892		$1,519,203	$1,133,675	$720,539	$1,022,941	$708,267

Portfolio turnover	0%	[6]	4%	6%	14%	8%	29%

[1]	Aggregate total investment return.

[2]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios, except the total expenses for the five years ended December 31, 2010 which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[3]	Annualized.

[4]	Ratio includes the Master Portfolio’s share of the Active Stock and CoreAlpha Bond Master Portfolio’s allocated fees waived of 0.03%.

[5]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.

[6]	Rounds to less than 1%.

[7]	Ratio includes the Master Portfolio’s share of the Active Stock and CoreAlpha Bond Master Portfolio’s allocated fees waived of 0.04%.
208	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	LifePath 2050 Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,		Period June 30, 2008[1] to December 31, 2008
			2010	2009
Total Investment Return
Total investment return	6.39%	[2]	13.93%	30.85%	(31.93)%[2]

Ratios to Average Net Assets
Total expenses[3]	0.53%	[4,5]	0.56%	0.59%	1.11%	[4]

Total expenses after fees waived[3]	0.17%	[4,5]	0.17%	0.16%	0.17%	[4]

Net investment income[6]	2.34%	[4,5]	2.31%	2.84%	3.05%	[4]

Supplemental Data
Net assets, end of period (000)	$164,594		$119,391	$40,164	$6,895

Portfolio turnover	0%		5%	12%	0%	[7]

[1]	Commencement of operations.

[2]	Aggregate total investment return.

[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios, except the total expenses for the period ended December 31, 2008 and the two years ended December 31, 2010 which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.

[5]	Ratio includes the Master Portfolio’s share of the Active Stock and CoreAlpha Bond Master Portfolio’s allocated fees waived of 0.04%.

[6]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.

[7]	Rounds to less than 1%.
209 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Active Stock Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	7.25%[1]	11.04%	24.86%	(36.65)%	0.58%	15.65%

Ratios to Average Net Assets
Total expenses	0.35%[2]	0.35%	0.35%	0.35%	0.35%	0.35%

Total expenses after fees waived	0.27%[2]	0.29%	0.30%	0.32%	0.34%	0.35%

Net investment income	1.46%[2]	1.50%	1.99%	1.96%	1.70%	1.64%

Supplemental Data
Net assets, end of period (000)	$2,587,883	$2,513,424	$1,838,453	$1,250,987	$2,085,214	$1,561,940

Portfolio turnover	77%	120%	149%	98%	80%	65%

[1]	Aggregate total investment return.

[2]	Annualized.
210	See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Concluded)

	CoreAlpha Bond Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31,
			2010		2009		2008	2007	2006
Total Investment Return
Total investment return	2.58%	[1]	6.56%		11.67%		3.62%	5.10%	4.36%

Ratios to Average Net Assets
Total expenses	0.29%	[2]	0.36%		0.35%		0.36%	0.36%	0.36%

Total expenses after fees waived	0.28%	[2]	0.35%		0.35%		0.36%	0.35%	0.35%

Net investment income	3.39%	[2]	3.19%		4.33%		4.47%	5.18%	5.11%

Supplemental Data
Net assets, end of period (000)	$2,300,179		$2,150,563		$1,633,960		$1,115,903	$1,479,888	$1,082,468

Portfolio turnover[3]	639%	[4]	621%	[5]	278%	[6]	351%	466%	301%

[1]	Aggregate total investment return.

[2]	Annualized.

[3]	Portfolio turnover rates include TBA transactions, if any.

[4]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 547%.

[5]	Excluding TBA transactions, the portfolio turnover rate would have been 170%.

[6]	Excluding TBA transactions, the portfolio turnover rate would have been 199%.
211 See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to seven series of MIP: LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, LifePath 2050 Master Portfolio, Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). The Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Each of the LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio (each, a “LifePath Master Portfolio” and collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of equity, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by BlackRock Fund Advisors (“BFA”), and include the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

The value of a LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2011, the interests of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio held by each LifePath Master Portfolio were as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement Master Portfolio	10.60%	31.75%
LifePath 2020 Master Portfolio	27.80%	38.16%
LifePath 2030 Master Portfolio	30.71%	20.73%
LifePath 2040 Master Portfolio	27.49%	8.58%
LifePath 2050 Master Portfolio	3.12%	0.18%

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: US GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The

Master Portfolios fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). Equity investments, including exchange traded funds, traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

The Master Portfolios value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BFA seeks to determine the price that each Master

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BFA deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Asset-Backed and Mortgage-Backed Securities: The CoreAlpha Bond Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The CoreAlpha Bond Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Multiple Class Pass-Through Securities: The CoreAlpha Bond Master Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Master Portfolio may not fully recoup its initial investment in IOs.

Capital Trusts: The CoreAlpha Bond Master Portfolio may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

TBA Commitments: The CoreAlpha Bond Master Portfolio may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Master Portfolio generally enters into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the

213

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

sale and repurchase, the Master Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Master Portfolio accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Master Portfolio’s portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., TBA sale commitments, financial futures contracts and swaps), each Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Each LifePath Master Portfolio records daily its proportionate share of the Active Stock Master Portfolio’s and CoreAlpha Bond Master Portfolio’s income, expenses and realized and unrealized gains and losses.

Securities Lending: The Master Portfolios may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master Portfolio earns dividend and interest on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral. A Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the period, the participating Master Portfolios accepted only cash collateral in connection with securities loaned.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolios’ financial statements and disclosures.

214

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several master portfolios are pro rated among those master portfolios on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

Each Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and to economically hedge, or protect, its exposure to certain risks such as credit risk, equity risk and interest rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Each Master Portfolio’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

A Master Portfolio may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Master Portfolio and each of its respective counterparties. The ISDA Master Agreement allows each Master Portfolio to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to a Master Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, each Master Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolios fail to meet the terms of its ISDA Master Agreements, which would cause the Master Portfolios to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Master Portfolios purchase or sell financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or changes in the value of equity securities (equity risk). Financial futures contracts are agreements between a Master Portfolio and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, a Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Master Portfolios as unrealized appreciation or depreciation. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Swaps: The CoreAlpha Bond Master Portfolio enters into swap agreements, in which the Master Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Master Portfolio are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Master Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The CoreAlpha Bond Master Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Master Portfolio enters into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single- name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Master Portfolio will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of June 30, 2011
Asset Derivatives
	Statements of Assets and Liabilities Location	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Interest rate contracts	Net unrealized appreciation/depreciation*	—	$(996,668)
Credit contracts	Credit default swaps at fair value	—	560,649
Equity contracts	Net unrealized appreciation/depreciation*	$1,627,015	—
Total		$1,627,015	$(436,019)

Liability Derivatives
	Statements of Assets and Liabilities Location	CoreAlpha Bond Master Portfolio
Interest rate contracts	Net unrealized appreciation/depreciation*	$231,245

*	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments on the Statements of Operations Period Ended June 30, 2011
	Net Realized Gain from
	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Interest rate contracts:
Financial futures contracts	—	$3,966,751
Credit contracts:
Swaps	—	5,807,183
Equity contracts:
Financial futures contracts	$1,875,219	—
Total	$1,875,219	$9,773,934

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Effect of Derivative Financial Instruments on the Statements of Operations Period Ended June 30, 2011

	Net Change in Unrealized Appreciation/Depreciation on
	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Interest rate contracts:
Financial futures contracts	—	$2,891,884
Credit contracts:
Swaps	—	(3,955,578)
Equity contracts:
Financial futures contracts	$763,386	—
Total	$763,386	$(1,063,694)

For the six months ended June 30, 2011, the average quarterly balance of outstanding derivative financial instruments was as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Financial futures contracts:
Average number of contracts purchased	797	3,442
Average number of contracts sold	—	96
Average notional value of contracts purchased	$52,498,550	$478,977,689
Average notional value of contracts sold	—	$11,800,383
Credit default swaps:
Average number of contracts — buy protection	—	1
Average number of contracts — sell protection	—	3
Average notional value — buy protection	—	$4,000,000
Average notional value — sell protection	—	$140,800,000

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolios for 1940 Act purposes, but Barclays is not.

MIP, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BFA (the “Investment Advisory Agreement”) the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of each Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such services, each Master Portfolio paid BFA a monthly fee based on a percentage of each LifePath Master Portfolio’s average daily net assets at an annual rate of 0.35% and an annual rate of 0.25% of the average daily net assets of each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio from January 1, 2011 through May 31, 2011.

Effective June 1, 2011, each Master Portfolio paid BFA a monthly fee based on a percentage of each LifePath Master Portfolio’s average daily net assets at an annual rate of 0.35% and a monthly fee based on a percentage of each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.25%
$1 Billion – $3 Billion	0.24%
$3 Billion – $5 Billion	0.23%
$5 Billion – $10 Billion	0.22%
Greater than $10 Billion	0.21%

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. BFA has contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. (“BTC”), from each investment company in which the Master Portfolios invest through April 30, 2012. BFA has also contractually agreed to cap the expenses of the

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

LifePath Master Portfolios at the rate at which the LifePath Master Portfolios pay an advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the LifePath Master Portfolios in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2021. The amounts of the waivers, if any, are shown as fees waived in the Statements of Operations.

MIP entered into an administration services arrangement with BTC, which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators. BTC, in consideration thereof, has agreed to bear all of the Master Portfolios’ and MIP’s ordinary operating expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolios. BTC is entitled to receive for these administration services an annual fee of 0.10% based on the average daily net assets of Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio.

BTC is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BTC (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

BTC voluntarily agreed to waive a portion of its administration fees paid by the Active Stock Master Portfolio in an amount sufficient to maintain the advisory fees payable by each of the LifePath Master Portfolios at an annual rate of 0.35% based on the average daily net assets. This arrangement is voluntary and may be terminated by BTC at any time. With respect to the independent expenses discussed above, BTC has contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio in an amount equal to the independent expenses, through April 30, 2012. The amounts of the waiver and offsetting credits are shown as fees waived in the Statements of Operations.

The Master Portfolios received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BlackRock Investment Management (“BIM”), an affiliate of BFA, as the securities lending agent. BIM may, on behalf of a Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BIM or in registered money market funds advised by BIM or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedules of Investments. The share of income earned by the Master

Portfolio on such investments is shown as securities lending – affiliated in the Statements of Operations. BIM has voluntarily agreed to waive its fees for the period beginning December 1, 2009 until further notice.

Each Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statements of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar rolls and TBA transactions and excluding short-term securities and US government securities for the six months ended June 30, 2011, were as follows:

	Purchases	Sales
LifePath Retirement Master Portfolio	$20,652,453	$23,392,736
LifePath 2020 Master Portfolio	$57,999,337	$34,602,866
LifePath 2030 Master Portfolio	$79,166,820	$9,517,309
LifePath 2040 Master Portfolio	$68,093,161	$3,476,582
LifePath 2050 Master Portfolio	$22,934,809	—
Active Stock Master Portfolio	$1,916,176,218	$1,974,764,336
CoreAlpha Bond Master Portfolio	$14,183,392,848	$13,487,953,140

Purchases and sales of US government securities for the CoreAlpha Bond Master Portfolio for the six months ended June 30, 2011 were $676,515,088 and $288,923,449, respectively.

Purchases and sales of mortgage dollar roll securities for the Master Portfolio for the six months ended June 30, 2011, were $2,007,717,969 and $2,006,877,578, respectively.

5. Concentration, Market and Credit Risk:

CoreAlpha Bond Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the

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general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of investments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Master Portfolio.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met on April 5, 2011 and May 17-18, 2011 to consider the approval of the Master Fund’s investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, with respect to the Master Fund’s series, including LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, LifePath 2050 Master Portfolio and LifePath Retirement Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”).

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolios by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios and their shareholders. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the corresponding Master Portfolio (the “representative feeder fund”) for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against peer funds and/or benchmarks, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to

BlackRock and its affiliates by the Master Portfolios for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) the Master Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each Master Portfolio and the representative feeder fund, as applicable, and the investment performance of each representative feeder fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”) as well as the gross investment performance of the representative feeder fund as compared with its benchmark; (b) information on the profitability of the Agreement to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Master Portfolio to BlackRock; (f) sales and redemption data regarding each Master Portfolio’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17-18, 2011 Board meeting.

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DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT (continued)

At an in-person meeting held on May 17-18, 2011, the Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund with respect to each Master Portfolio for a one-year term ending June 30, 2012. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with the Master Portfolios; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Master Portfolio shares, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolios and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Master Portfolio. The Board received information regarding the investment performance of the representative feeder fund. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Master Portfolio’s portfolio management team discussing the performance of the representative feeder fund and each Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each

Master Portfolio. BlackRock and its affiliates and significant shareholders provide the Master Portfolios with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios. In addition to investment advisory services, BlackRock and its affiliates provide the Master Portfolios with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolios, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio. The Board noted that each Master Portfolio’s investment results correspond directly to the investment results of its corresponding representative feeder fund. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each representative feeder fund as compared to funds in the representative feeder fund’s applicable Lipper category and the gross investment performance of the representative feeder fund as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Master Portfolio management to discuss the performance of each Master Portfolio, throughout the year.

The Board noted that, in general, with respect to each of LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio and LifePath 2040 Master Portfolio, the corresponding representative feeder fund performed better than its respective Peers in that the representative feeder fund’s performance was at or above the median of its Lipper Performance Universe in two of the one-, three- and five-year periods reported.

The Board noted that with respect LifePath 2050 Master Portfolio, its representative feeder fund performed below the median of its Lipper Performance Universe in both the one-year and since-inception periods

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DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT (continued)

reported. The Board noted that with respect to LifePath Retirement Master Portfolio, its corresponding representative feeder fund performed below the median of its Lipper Performance Universe in the one- and five-year periods reported, but that the representative feeder fund performed at or above the median of its Lipper Performance Universe in the three-year period reported. The Board and BlackRock reviewed and discussed the reasons for each of the representative feeder fund’s underperformance during the applicable periods compared with its Peers. The Board was informed that, among other things, performance was impacted by each Master Portfolio’s investment in the Active Stock Master Portfolio, which has faced some headwinds over the one-, three- and five-year periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the performance of LifePath 2050 Master Portfolio and LifePath Retirement Master Portfolio and BlackRock’s commitment to providing the resources necessary to assist the portfolio managers of LifePath 2050 Master Portfolio and LifePath Retirement Master Portfolio and to improve the performance of the Master Portfolios.

The Board noted that BlackRock has made changes to the organization of the overall equity group and the fixed-income group designed to result in a strengthened leadership team with clearer accountability.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios

The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee ratio compared with the other funds in the corresponding representative feeder fund’s Lipper category. It also compared each representative feeder fund’s total expense ratio, as well as each Master Portfolio’s actual advisory fee ratio, to those of other funds in the corresponding representative feeder fund’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided each Master Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master Portfolios by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolios. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the contractual advisory fee ratio of each Master Portfolio was above the median contractual advisory fee ratio paid by the corresponding representative feeder fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the actual advisory fee ratio of each Master Portfolio, after giving effect to any expense reimbursements or fee waivers by BlackRock, was lower than or equal to the median actual advisory fee ratio paid by the corresponding representative feeder fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios increase. The Board also considered the extent to which the Master Portfolios benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolios to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the pertinent Master Portfolio.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the

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engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolios, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund, with respect to each Master Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board of the Master Fund considered the detailed review of BlackRock’s fee structure, as it applies to the Master Fund, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met on April 5, 2011 and May 17-18, 2011 to consider the approval of the Master Fund’s investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master Fund’s investment advisor, on behalf of Active Stock Master Portfolio (the “Master Portfolio”), a series of the Master Fund.

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement including the services and support provided by BlackRock to the Master Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services, such as marketing and distribution and fund accounting; (c) Master Portfolio operating expenses and how BlackRock allocates expenses to the Master

Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Master Portfolio fees and expenses and the investment performance of the Master Portfolio as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreement to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; (f) sales and redemption data regarding the Master Portfolio’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17-18, 2011 Board meeting.

At an in-person meeting held on May 17-18, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Master Portfolio, for a one-year term ending June 30, 2012. In approving the continuation of the Agreement, the

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Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master Portfolio; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Master Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. Throughout the year, the Board compared the Master Portfolio’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing Master Portfolio performance and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates and significant shareholders provide the Master Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master

Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Master Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Master Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Master Portfolio as compared to the Master Portfolio’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Master Portfolio management to discuss the performance of the Master Portfolio throughout the year.

The Board noted that the Master Portfolio performed below the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed and discussed the reasons for the Master Portfolio’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, performance in 2010, 2009 and 2007 has detracted from performance.

The Board and BlackRock discussed BlackRock’s strategy for improving the performance of the Master Portfolio and BlackRock’s commitment to providing the resources necessary to assist the Master Portfolio’s portfolio managers and to improve the Master Portfolio’s performance.

The Board noted that BlackRock has made changes to the organization of the overall equity group management structure designed to result in a strengthened leadership team with clearer accountability.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio

The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee ratio compared with the other

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT (continued)

funds in its Lipper category. It also compared the Master Portfolio’s total expense ratio, as well as actual advisory fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master Portfolio’s contractual advisory fee ratio was lower than or equal to the median contractual advisory fee ratio paid by the Master Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that effective June 1, 2011, the Master Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Master Portfolio increases above certain contractually specified levels.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase. The Board also considered the extent to which the Master Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolio, including for administrative, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to the Master Portfolio, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board

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DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT (concluded)

Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met on April 5, 2011 and May 17-18, 2011 to consider the approval of the Master Fund’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master Fund’s investment advisor, on behalf of CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of the Master Fund. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Master Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services, such as marketing and distribution and fund accounting; (c) Master Portfolio operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Master Portfolio fees and expenses and the investment performance of the Master Portfolio as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; (f) sales and redemption data regarding the Master Portfolio’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17-18, 2011 Board meeting.

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MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT (continued)

At an in-person meeting held on May 17-18, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master Fund with respect to the Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master Portfolio, each for a one-year term ending June 30, 2012. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master Portfolio; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Master Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. Throughout the year, the Board compared the Master Portfolio’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing Master Portfolio performance and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates and significant shareholders provide the Master Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Master Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Master Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Master Portfolio as compared to the Master Portfolio’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Master Portfolio management to discuss the performance of the Master Portfolio throughout the year.

The Board noted that, in general, the Master Portfolio performed better than its Peers in that the Master Portfolio’s performance was at or above the median of its Lipper Performance Universe in two of the one-, three- and five-year periods reported.

The Board noted that BlackRock has made changes to the organization of the overall fixed income group management structure designed to result in a strengthened leadership team with clearer accountability.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio

The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee ratio compared with the other

229

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT (continued)

funds in its Lipper category. It also compared the Master Portfolio’s total expense ratio, as well as actual advisory fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master Portfolio’s contractual advisory fee ratio was lower than or equal to the median contractual advisory fee ratio paid by the Master Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that effective June 1, 2011, the Master Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Master Portfolio increases above certain contractually specified levels.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase. The Board also considered the extent to which the Master Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolio, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2012 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board considered the detailed review of BlackRock’s fee

230

MASTER INVESTMENT PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT (concluded)

structure, as it applies to the Master Portfolio, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

P.O. Box 219548	U.S. POSTAGE
Kansas City, MO 64121-9548	PAID
CHICAGO, IL
FORWARDING SERVICE REQUESTED	PERMIT NO. 6065

PRESORTED STANDARD

		Not	• May Lose Value • No Bank Guarantee
FDIC
Insured

State Farm VP Management Corp. (Underwriter and Distributor of Securities Products) One State Farm Plaza Bloomington, Illinois 61710-0001 1-800-447-4930

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

statefarm.com®
8-2011
120-6345 b.10-CH	AP2011/08/0867		Printed in U.S.A.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust semi-annual report included as Item 1 on this Form N-CSR and sent to shareholders of registrant, includes the financial statements and notes to financial statements of eight series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-CSR, have any control over the preparation or content of the information included in MIP’s financial statements and notes to financial statements included herein.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Mutual Fund Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant's disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President
Date	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President
Date	August 26, 2011

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer
Date	August 26, 2011